UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A [FKQTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	1174-STSR-1024

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A1 [FKITX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	174-STSR-1024

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class C [FCITX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$56	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	274-STSR-1024

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class R6 [FITQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	8174-STSR-1024

Franklin Federal Intermediate-Term Tax-Free Income Fund
Advisor Class [FITZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	672-STSR-1024

Franklin Federal Limited-Term Tax-Free Income Fund
Class A [FFLQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$879,311,718
Total Number of Portfolio Holdings*	308
Portfolio Turnover Rate	9.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	1154-STSR-1024

Franklin Federal Limited-Term Tax-Free Income Fund
Class A1 [FFTFX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$879,311,718
Total Number of Portfolio Holdings*	308
Portfolio Turnover Rate	9.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	154-STSR-1024

Franklin Federal Limited-Term Tax-Free Income Fund
Class R6 [FFTRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$879,311,718
Total Number of Portfolio Holdings*	308
Portfolio Turnover Rate	9.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	8154-STSR-1024

Franklin Federal Limited-Term Tax-Free Income Fund
Advisor Class [FTFZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$879,311,718
Total Number of Portfolio Holdings*	308
Portfolio Turnover Rate	9.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	54-STSR-1024

Franklin High Yield Tax-Free Income Fund
Class A [FHYQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	1130-STSR-1024

Franklin High Yield Tax-Free Income Fund
Class A1 [FRHIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$34	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	130-STSR-1024

Franklin High Yield Tax-Free Income Fund
Class C [FHYIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$61	1.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	230-STSR-1024

Franklin High Yield Tax-Free Income Fund
Class R6 [FHYRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	8130-STSR-1024

Franklin High Yield Tax-Free Income Fund
Advisor Class [FHYVX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	640-STSR-1024

Franklin Massachusetts Tax-Free Income Fund
Class A [FMAQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	1118-STSR-1024

Franklin Massachusetts Tax-Free Income Fund
Class A1 [FMISX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	118-STSR-1024

Franklin Massachusetts Tax-Free Income Fund
Class C [FMAIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	218-STSR-1024

Franklin Massachusetts Tax-Free Income Fund
Class R6 [FKTMX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	8118-STSR-1024

Franklin Massachusetts Tax-Free Income Fund
Advisor Class [FMAHX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	18-STSR-1024

Franklin New Jersey Tax-Free Income Fund
Class A [FNJQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	1171-STSR-1024

Franklin New Jersey Tax-Free Income Fund
Class A1 [FRNJX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.68%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	171-STSR-1024

Franklin New Jersey Tax-Free Income Fund
Class C [FNIIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	271-STSR-1024

Franklin New Jersey Tax-Free Income Fund
Class R6 [FNJRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.53%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	8171-STSR-1024

Franklin New Jersey Tax-Free Income Fund
Advisor Class [FNJZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	676-STSR-1024

Franklin Alabama Tax-Free Income Fund
Class A [FALQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	1164-STSR-1024

Franklin Alabama Tax-Free Income Fund
Class A1 [FRALX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	164-STSR-1024

Franklin Alabama Tax-Free Income Fund
Class C [FALEX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	264-STSR-1024

Franklin Alabama Tax-Free Income Fund
Class R6 [FALRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	8164-STSR-1024

Franklin Alabama Tax-Free Income Fund
Advisor Class [FALZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	564-STSR-1024

Franklin Georgia Tax-Free Income Fund
Class A [FGAQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.89%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	1128-STSR-1024

Franklin Georgia Tax-Free Income Fund
Class A1 [FTGAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$38	0.74%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	128-STSR-1024

Franklin Georgia Tax-Free Income Fund
Class C [FGAIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$65	1.28%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	228-STSR-1024

Franklin Georgia Tax-Free Income Fund
Class R6 [FGFQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$31	0.60%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	8128-STSR-1024

Franklin Georgia Tax-Free Income Fund
Advisor Class [FGFZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$33	0.64%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	284-STSR-1024

Franklin Louisiana Tax-Free Income Fund
Class A [FQLAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	1168-STSR-1024

Franklin Louisiana Tax-Free Income Fund
Class A1 [FKLAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	168-STSR-1024

Franklin Louisiana Tax-Free Income Fund
Class C [FLAIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	268-STSR-1024

Franklin Louisiana Tax-Free Income Fund
Class R6 [FLAQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	8168-STSR-1024

Franklin Louisiana Tax-Free Income Fund
Advisor Class [FLTZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	286-STSR-1024

Franklin Maryland Tax-Free Income Fund
Class A [FQMDX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	1169-STSR-1024

Franklin Maryland Tax-Free Income Fund
Class A1 [FMDTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	169-STSR-1024

Franklin Maryland Tax-Free Income Fund
Class C [FMDIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$65	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	269-STSR-1024

Franklin Maryland Tax-Free Income Fund
Class R6 [FMDQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$31	0.60%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	8169-STSR-1024

Franklin Maryland Tax-Free Income Fund
Advisor Class [FMDZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	669-STSR-1024

Franklin Missouri Tax-Free Income Fund
Class A [FMQOX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.82%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	1160-STSR-1024

Franklin Missouri Tax-Free Income Fund
Class A1 [FRMOX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.67%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	160-STSR-1024

Franklin Missouri Tax-Free Income Fund
Class C [FMOIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	260-STSR-1024

Franklin Missouri Tax-Free Income Fund
Class R6 [FMOQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	8160-STSR-1024

Franklin Missouri Tax-Free Income Fund
Advisor Class [FRMZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.57%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	679-STSR-1024

Franklin North Carolina Tax-Free Income Fund
Class A [FQNCX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.84%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	1170-STSR-1024

Franklin North Carolina Tax-Free Income Fund
Class A1 [FXNCX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	170-STSR-1024

Franklin North Carolina Tax-Free Income Fund
Class C [FNCIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.23%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	270-STSR-1024

Franklin North Carolina Tax-Free Income Fund
Class R6 [FNCQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	8170-STSR-1024

Franklin North Carolina Tax-Free Income Fund
Advisor Class [FNCZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.59%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	71-STSR-1024

Franklin Virginia Tax-Free Income Fund
Class A [FVAQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.87%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	1163-STSR-1024

Franklin Virginia Tax-Free Income Fund
Class A1 [FRVAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$37	0.72%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	163-STSR-1024

Franklin Virginia Tax-Free Income Fund
Class C [FVAIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$64	1.26%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	263-STSR-1024

Franklin Virginia Tax-Free Income Fund
Class R6 [FRVRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	8163-STSR-1024

Franklin Virginia Tax-Free Income Fund
Advisor Class [FRVZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$32	0.62%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	84-STSR-1024

Franklin Arizona Tax-Free Income Fund
Class A [FAZQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.82%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	1126-STSR-1024

Franklin Arizona Tax-Free Income Fund
Class A1 [FTAZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.67%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	126-STSR-1024

Franklin Arizona Tax-Free Income Fund
Class C [FAZIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.21%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	226-STSR-1024

Franklin Arizona Tax-Free Income Fund
Class R6 [FAZRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	8126-STSR-1024

Franklin Arizona Tax-Free Income Fund
Advisor Class [FAZZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.57%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	656-STSR-1024

Franklin Colorado Tax-Free Income Fund
Class A [FCOQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.85%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	1127-STSR-1024

Franklin Colorado Tax-Free Income Fund
Class A1 [FRCOX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$36	0.70%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	127-STSR-1024

Franklin Colorado Tax-Free Income Fund
Class C [FCOIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.24%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	227-STSR-1024

Franklin Colorado Tax-Free Income Fund
Class R6 [FKTLX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$29	0.56%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	8127-STSR-1024

Franklin Colorado Tax-Free Income Fund
Advisor Class [FCOZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$31	0.60%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	86-STSR-1024

Franklin Connecticut Tax-Free Income Fund
Class A [FQCTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	1166-STSR-1024

Franklin Connecticut Tax-Free Income Fund
Class A1 [FXCTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	166-STSR-1024

Franklin Connecticut Tax-Free Income Fund
Class C [FCTIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	266-STSR-1024

Franklin Connecticut Tax-Free Income Fund
Class R6 [FCTQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	8166-STSR-1024

Franklin Connecticut Tax-Free Income Fund
Advisor Class [FCNZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	69-STSR-1024

Franklin Michigan Tax-Free Income Fund
Class A [FMQTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	1119-STSR-1024

Franklin Michigan Tax-Free Income Fund
Class A1 [FTTMX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.68%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	119-STSR-1024

Franklin Michigan Tax-Free Income Fund
Class C [FRMTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	219-STSR-1024

Franklin Michigan Tax-Free Income Fund
Class R6 [FKTNX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	8119-STSR-1024

Franklin Michigan Tax-Free Income Fund
Advisor Class [FMTFX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	657-STSR-1024

Franklin Minnesota Tax-Free Income Fund
Class A [FMNQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.84%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	1120-STSR-1024

Franklin Minnesota Tax-Free Income Fund
Class A1 [FMINX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	120-STSR-1024

Franklin Minnesota Tax-Free Income Fund
Class C [FMNIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.24%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	220-STSR-1024

Franklin Minnesota Tax-Free Income Fund
Class R6 [FKTDX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	8120-STSR-1024

Franklin Minnesota Tax-Free Income Fund
Advisor Class [FMNZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.59%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	668-STSR-1024

Franklin Ohio Tax-Free Income Fund
Class A [FOHQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.81%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	1122-STSR-1024

Franklin Ohio Tax-Free Income Fund
Class A1 [FTOIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.66%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	122-STSR-1024

Franklin Ohio Tax-Free Income Fund
Class C [FOITX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.20%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	222-STSR-1024

Franklin Ohio Tax-Free Income Fund
Class R6 [FKTOX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$27	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	8122-STSR-1024

Franklin Ohio Tax-Free Income Fund
Advisor Class [FROZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.56%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	633-STSR-1024

Franklin Oregon Tax-Free Income Fund
Class A [FOFQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.81%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	1161-STSR-1024

Franklin Oregon Tax-Free Income Fund
Class A1 [FRORX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.66%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	161-STSR-1024

Franklin Oregon Tax-Free Income Fund
Class C [FORIX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.20%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	261-STSR-1024

Franklin Oregon Tax-Free Income Fund
Class R6 [FOFRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.53%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	8161-STSR-1024

Franklin Oregon Tax-Free Income Fund
Advisor Class [FOFZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.56%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	51-STSR-1024

Franklin Pennsylvania Tax-Free Income Fund
Class A [FPAQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	1129-STSR-1024

Franklin Pennsylvania Tax-Free Income Fund
Class A1 [FRPAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.68%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	129-STSR-1024

Franklin Pennsylvania Tax-Free Income Fund
Class C [FRPTX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	229-STSR-1024

Franklin Pennsylvania Tax-Free Income Fund
Class R6 [FRPRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	8129-STSR-1024

Franklin Pennsylvania Tax-Free Income Fund
Advisor Class [FPFZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	677-STSR-1024

Item 2. Code of Ethics. N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Tax-Free Trust
Financial Statements and Other Important Information
Semi-Annual | August 31, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 124
Notes to Financial Statements 133
Changes In and Disagreements with Accountants 153
Results of Meeting(s) of Shareholders 153
Remuneration Paid to Directors, Officers and Others 153
Board Approval of Management and Subadvisory Agreements 153

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.27 $11.02 $11.82 $12.22 $12.39 $11.98
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.26 0.23 0.26 0.27
Net realized and unrealized gains (losses) 0.06 0.25 (0.82) (0.40) (0.17) 0.43
Total from investment operations ........ 0.22 0.55 (0.56) (0.17) 0.09 0.70
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.24) (0.23) (0.26) (0.29)
Net asset value, end of period .......... $11.33 $11.27 $11.02 $11.82 $12.22 $12.39
Total return
d
....................... 1.97% 5.05% (4.70)% (1.42)% 0.72% 5.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.81% 0.83% 0.80% 0.80% 0.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.70% 0.70% 0.71% 0.70% 0.70% 0.71%
Net investment income ............... 2.82% 2.70% 2.31% 1.89% 2.09% 2.28%
Supplemental data
Net assets, end of period (000’s) ........ $641,925 $667,503 $707,816 $754,463 $629,566 $407,125
Portfolio turnover rate ................ 8.20% 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.26 $11.01 $11.81 $12.21 $12.38 $11.96
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.27 0.25 0.28 0.30
Net realized and unrealized gains (losses) 0.05 0.24 (0.81) (0.40) (0.17) 0.43
Total from investment operations ........ 0.22 0.56 (0.54) (0.15) 0.11 0.73
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.26) (0.25) (0.28) (0.31)
Net asset value, end of period .......... $11.31 $11.26 $11.01 $11.81 $12.21 $12.38
Total return
d
....................... 1.96% 5.22% (4.56)% (1.27)% 0.87% 6.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.68% 0.65% 0.65% 0.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55% 0.56% 0.55% 0.55% 0.56%
Net investment income ............... 2.97% 2.85% 2.45% 2.05% 2.26% 2.43%
Supplemental data
Net assets, end of period (000’s) ........ $675,334 $730,605 $864,508 $1,265,052 $1,403,417 $1,516,009
Portfolio turnover rate ................ 8.20% 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.29 $11.05 $11.85 $12.24 $12.42 $12.00
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.21 0.18 0.21 0.23
Net realized and unrealized gains (losses) 0.06 0.24 (0.81) (0.39) (0.18) 0.43
Total from investment operations ........ 0.20 0.49 (0.60) (0.21) 0.03 0.66
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.20) (0.18) (0.21) (0.24)
Net asset value, end of period .......... $11.35 $11.29 $11.05 $11.85 $12.24 $12.42
Total return
d
....................... 1.76% 4.53% (5.07)% (1.73)% 0.24% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.21% 1.23% 1.20% 1.20% 1.21%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.10% 1.10% 1.11% 1.10% 1.10% 1.11%
Net investment income ............... 2.41% 2.29% 1.88% 1.50% 1.72% 1.88%
Supplemental data
Net assets, end of period (000’s) ........ $24,181 $28,661 $42,983 $67,008 $121,312 $203,994
Portfolio turnover rate ................ 8.20% 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
In
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.29 $11.04 $11.84 $12.24 $12.41 $11.99
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.33 0.29 0.27 0.30 0.32
Net realized and unrealized gains (losses) 0.05 0.25 (0.81) (0.40) (0.18) 0.43
Total from investment operations ........ 0.23 0.58 (0.52) (0.13) 0.12 0.75
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.28) (0.27) (0.29) (0.33)
Net asset value, end of period .......... $11.34 $11.29 $11.04 $11.84 $12.24 $12.41
Total return
d
....................... 2.04% 5.36% (4.40)% (1.12)% 1.03% 6.33%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.53% 0.50% 0.50% 0.50%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.40% 0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ............... 3.12% 3.00% 2.60% 2.19% 2.41% 2.59%
Supplemental data
Net assets, end of period (000’s) ........ $125,971 $127,665 $135,524 $257,641 $414,751 $410,541
Portfolio turnover rate ................ 8.20% 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.28 $11.04 $11.84 $12.24 $12.41 $11.99
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.28 0.26 0.29 0.31
Net realized and unrealized gains (losses) 0.06 0.24 (0.81) (0.40) (0.17) 0.43
Total from investment operations ........ 0.23 0.57 (0.53) (0.14) 0.12 0.74
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.27) (0.26) (0.29) (0.32)
Net asset value, end of period .......... $11.34 $11.28 $11.04 $11.84 $12.24 $12.41
Total return
d
....................... 2.10% 5.21% (4.45)% (1.17)% 0.97% 6.27%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.56% 0.58% 0.55% 0.55% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.45%
f
0.45%
f
0.46% 0.45%
f
0.45%
f
0.46%
f
Net investment income ............... 3.07% 2.95% 2.53% 2.14% 2.36% 2.53%
Supplemental data
Net assets, end of period (000’s) ........ $664,373 $644,787 $633,982 $1,126,152 $1,153,049 $1,277,185
Portfolio turnover rate ................ 8.20% 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Shares
a
Value
a
Management Investment Companies 1.7%
Capital Markets 1.7%
a
Franklin Municipal Green Bond ETF ..................................... 1,515,000 $ 36,511,500
Total Management Investment Companies (Cost $ 41,161,812 ) ....................
36,511,500
Principal
Amount
a a a a
Municipal Bonds 97.2%
Alabama 5.2%
b
Black Belt Energy Gas District ,
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ $ 7,000,000 7,319,164
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 6,970,000 7,425,627
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 15,182,803
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/28 ........................................................ 500,000 536,107
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/29 ........................................................ 485,000 527,117
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/30 ........................................................ 425,000 467,153
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
5,000,000 5,657,221
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,348,313
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,688,147
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,612,708
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,262,575
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 5,033,780
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,115,585
Madison City Board of Education ,
Special Tax , 2019 , 4% , 2/01/33 ....................................... 2,855,000 2,963,356
Special Tax , 2019 , 4% , 2/01/34 ....................................... 2,970,000 3,064,344
Special Tax , 2019 , 4% , 2/01/35 ....................................... 3,095,000 3,173,111
Special Tax , 2019 , 4% , 2/01/37 ....................................... 3,350,000 3,400,172
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 A , Refunding , Mandatory
Put , 5% , 4/01/32 .................................................. 4,000,000 4,315,414
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,967,794
Revenue , 2022 B-2 , Mandatory Put , 5.375% , 8/01/28 ....................... 15,000,000 15,344,214
110,404,705
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue , 2020 , Refunding , 4% , 12/01/35 ................................ 1,710,000 1,752,023
Revenue , 2020 , Refunding , 4% , 12/01/37 ................................ 1,305,000 1,324,050
3,076,073
Arizona 3.3%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/29 ....................................................... 1,100,000 1,186,173
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 645,034
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 675,742
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,071,542

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... $ 1,115,000 $ 1,186,747
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,324,756
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,109,260
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,123,770
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 607,710
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 6,032,342
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 57,557
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 63,598
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 64,431
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 70,412
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 76,298
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 164,882
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 175,329
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 164,980
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 190,488
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 200,454
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/35 ..... 500,000 545,547
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/36 ..... 750,000 814,678
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/37 ..... 600,000 649,118
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/38 ..... 1,000,000 1,078,365
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,075,027
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,605,450
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2017 D , Refunding , 5% , 7/01/30 ............... 10,000,000 10,568,190
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,955,033
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,573,690
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,801,192
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,726,062
Glendale Industrial Development Authority ,
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/30 ...... 525,000 583,035
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/31 ...... 425,000 470,705
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/32 ...... 525,000 579,255
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 3,029,520
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 908,798
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,066,741
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,064,846
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 850,867
Scottsdale Municipal Property Corp. , City of Scottsdale Excise Tax , Revenue , 2015 ,
Pre-Refunded , 5% , 7/01/28 .......................................... 2,325,000 2,368,226
69,505,850
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ 4,630,000 4,820,378

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ $ 3,625,000 $ 3,758,336
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,292,734
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,030,713
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,026,788
11,928,949
California 6.7%
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/31 ............................. 7,000,000 7,156,619
Revenue , 2017 S-7 , Refunding , 4% , 4/01/33 ............................. 5,000,000 5,090,399
Burbank-Glendale-Pasadena Airport Authority Brick Campaign , Revenue , 2024 A ,
AGMC Insured , 4% , 7/01/54 .......................................... 4,900,000 4,772,182
b
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 5,000,000 5,086,356
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,807,447
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 6,885,000 6,350,314
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,642,933
California Statewide Communities Development Authority ,
Emanate Health Obligated Group , Revenue , 2020 A , 5% , 4/01/35 ............. 1,300,000 1,411,936
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/37 ............. 700,000 707,547
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/38 ............. 1,350,000 1,359,540
Southern California Edison Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 .... 5,000,000 4,518,322
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/34 ......................... 10,605,000 10,790,055
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/35 ......................... 11,000,000 11,187,804
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 5,495,000 4,650,504
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,000,000 4,453,976
County of Riverside , Revenue , 2020 , 2.667% , 2/15/25 ........................
8,000,000 7,918,798
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 4,128,074
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 3,710,000 3,500,835
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,627,140
Power System , Revenue , 2017 C , 5% , 7/01/32 ............................ 4,615,000 4,879,035
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,177,133
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,299,592
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,298,013
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,742,367
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.161% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,864,156
143,421,077
Colorado 3.6%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ 5,325,000 6,069,870

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/29 ....................................................... $ 650,000 $ 708,010
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/30 ....................................................... 700,000 770,751
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/32 ....................................................... 750,000 812,413
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/33 ....................................................... 1,000,000 1,082,471
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/34 ....................................................... 1,100,000 1,185,261
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,693,754
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/37 2,250,000 2,268,978
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/39 1,250,000 1,242,060
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 2,000,000 2,151,143
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,299,932
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,373,135
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,113,494
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,797,974
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,297,741
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,039,151
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
11,790,000 12,533,595
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
4,200,000 5,226,668
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/33 ........ 1,000,000 1,037,484
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,400,000 1,431,565
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AGMC
Insured , 5% , 12/01/43 .............................................. 1,000,000 1,072,038
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 482,478
75,689,966
Connecticut 1.6%
City of Stamford ,
GO , 2019 , 3% , 6/01/35 ............................................. 3,025,000 2,950,408
GO , 2019 , 3% , 6/01/36 ............................................. 3,025,000 2,884,676
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,512,938
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,192,180
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 251,212
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,763,454
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/32 ..................... 700,000 766,381
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/33 ..................... 625,000 681,594
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/34 ..................... 725,000 789,594
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/26 ... 200,000 205,899
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/27 ... 250,000 264,186
State of Connecticut ,
GO , 2020 C , 4% , 6/01/34 ............................................ 1,500,000 1,568,393
Special Tax , 2020 A , 4% , 5/01/36 ...................................... 3,500,000 3,618,039
University of Connecticut ,
Revenue , 2016 A , 5% , 3/15/30 ........................................ 3,075,000 3,181,135
Revenue , 2016 A , 5% , 3/15/31 ........................................ 5,025,000 5,193,072
34,823,161
Florida 8.0%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... 2,350,000 2,518,386

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AGMC Insured , 5.25% , 5/01/44 ............................... $ 1,400,000 $ 1,503,441
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,526,386
c
Capital Trust Agency, Inc. ,
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 5,345,000 4,725,889
Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ............................... 1,725,000 1,550,417
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 740,269
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 17,700,000 14,045,957
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 649,155
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 238,248
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,799,632
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,588,422
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,605,890
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/40 ........................................................ 2,500,000 2,377,735
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 B-1 , 2% , 1/01/29 2,245,000 2,242,958
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,517,105
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,652,612
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,075,634
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 705,631
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 501,831
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,065,840
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 871,377
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 458,163
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 1,021,408
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AGMC Insured , 5% , 7/01/44 ................................. 20,000,000 21,048,328
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,270,000 1,256,821
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,205,822
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,419,351
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 178,936
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 287,380
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 230,600
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 237,796
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 238,595
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... 215,000 215,856
Lakewood Ranch Stewardship District , Special Assessment , 2024 , 5.3% , 5/01/44 ...
485,000 493,818

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group , Revenue , A-1 , Refunding , 4% ,
4/01/37 ........................................................ $ 5,000,000 $ 5,042,939
Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 4/01/49 ................ 12,000,000 11,405,065
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 6,965,000 6,268,500
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,060,260
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,042,585
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,990,331
Orlando Utilities Commission , Revenue , 2018 A , 5% , 10/01/33 .................
1,755,000 1,863,147
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 880,435
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 811,704
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,039,497
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 463,493
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,851,088
State of Florida ,
GO , 2015 E , Refunding , 4% , 6/01/33 ................................... 11,855,000 11,906,128
GO , 2017 C , Refunding , 4% , 6/01/32 ................................... 7,855,000 8,004,898
GO , 2017 C , Refunding , 4% , 6/01/33 ................................... 5,000,000 5,091,562
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 638,236
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,890,695
c
Village Community Development District No. 15 , Phase I , Special Assessment , 144A,
2023 , 4.85% , 5/01/38 ............................................... 1,000,000 1,031,192
Windward Community Development District , Assessments , Special Assessment , 2020
A-2 , 4.4% , 11/01/35 ................................................ 300,000 298,844
170,376,288
Georgia 4.6%
City of Atlanta ,
Water & Wastewater , Revenue , 2018 C , Refunding , 5% , 11/01/33 .............. 6,750,000 7,163,542
Water & Wastewater , Revenue , 2018 C , Refunding , 5% , 11/01/34 .............. 3,000,000 3,180,126
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/32 900,000 921,485
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/33 565,000 577,807
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/34 450,000 459,624
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/35 865,000 882,131
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,431,794
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/32 250,000 255,968
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 255,667
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 280,881
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 280,446
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 279,433
Development Authority for Fulton County ,
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/28 ................... 3,785,000 3,841,517
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/29 ................... 4,385,000 4,449,175
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/30 ................... 4,805,000 4,874,966
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,216,700
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/27 ........................................................ 1,750,000 1,836,024

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ $ 2,100,000 $ 2,202,497
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,096,829
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,047,186
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , 4% , 12/01/25 ....................................... 1,000,000 1,007,501
b
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,061,349
b
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 10,144,271
b
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,745,754
b,c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 11,833,505
b
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,383,142
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/30 ........................................ 1,000,000 1,068,966
Revenue , 2019 A , 5% , 1/01/31 ........................................ 600,000 639,607
Revenue , 2019 A , 5% , 1/01/32 ........................................ 500,000 531,738
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,061,489
Revenue , 2019 B , 5% , 1/01/29 ........................................ 500,000 527,572
Revenue , 2019 B , 5% , 1/01/30 ........................................ 480,000 505,999
Revenue , 2019 B , 5% , 1/01/31 ........................................ 700,000 736,137
Revenue , 2019 B , 5% , 1/01/32 ........................................ 750,000 787,120
Revenue , 2019 B , 5% , 1/01/33 ........................................ 1,045,000 1,095,058
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 732,661
97,395,667
Hawaii 1.2%
State of Hawaii ,
GO , EO , 5% , 8/01/28 ............................................... 21,695,000 21,729,571
Airports System , Revenue , 2020 A , 4% , 7/01/35 ........................... 4,420,000 4,412,913
26,142,484
Illinois 7.0%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 4,076,264
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2020 C , Refunding , 4% , 1/01/35 ..................... 4,000,000 4,105,629
Revenue, Senior Lien , 2020 E , Refunding , 4% , 1/01/35 ..................... 1,560,000 1,601,196
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,628,719
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,250,772
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,123,228
GO , 2020 F-2 , Refunding , 5% , 1/01/35 .................................. 2,375,000 2,570,398
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,867,398
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 6,100,197
City of Chicago ,
GO , 1999 , NATL Insured , Zero Cpn., 1/01/31 ............................. 4,000,000 3,167,002
GO , 2003 B , Refunding , 5% , 1/01/26 ................................... 1,795,000 1,801,587
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 10,285,544
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 7,200,406
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,317,284
GO , 2021 B , Refunding , 4% , 1/01/38 ................................... 5,150,000 5,091,662
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,906,686
City of Galesburg ,
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/36 ................... 1,125,000 1,084,117

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Galesburg, (continued)
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/41 ................... $ 1,475,000 $ 1,367,490
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,652,361
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 1,065,000 426,000
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 1,100,000 440,000
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 1,310,000 524,000
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 1,095,000 438,000
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 501,328
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,832,095
Metropolitan Pier & Exposition Authority ,
Revenue , 2002 A , BAM, NATL RE Insured , Zero Cpn., 12/15/37 ............... 13,045,000 7,791,378
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 3% , 6/15/25 ............................................ 1,000,000 997,255
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 388,994
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,986,342
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/26 ..................................... 1,000,000 1,027,804
GO , 2017 D , 3.25% , 11/01/26 ......................................... 750,000 747,236
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,631,869
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,151,588
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,112,922
GO , 2021 B , 4% , 12/01/39 ........................................... 2,500,000 2,459,249
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,942,456
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 11,093,122
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,173,558
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 5,562,967 5,042,740
Village of Bellwood , Tax Allocation , 2024 , 5% , 12/01/50 .......................
2,750,000 2,817,641
148,723,517
Indiana 1.5%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 707,635
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 906,047
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,713,032
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,053,468
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,137,023
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,222,707
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,318,236
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,414,119
State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ...................... 6,795,000 7,204,977
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 15,000,000 15,406,587
32,083,831
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 685,570
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 653,422
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 350,031
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.295% , 5/15/26 ..................................... 3,250,000 3,072,046
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,840,025

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . $ 1,800,000 $ 1,959,935
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,079,870
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,190,593
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,293,242
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,336,056
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,629,355
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,756,391
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ..
155,000 155,539
23,002,075
Kansas 0.4%
State of Kansas , Department of Transportation , Revenue , 2014 A , Refunding , 5% ,
9/01/28 ......................................................... 8,000,000 8,000,000
Kentucky 1.6%
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/29 .............................. 1,355,000 1,406,242
Revenue , 2021 A , Refunding , 4% , 10/01/30 .............................. 1,410,000 1,467,177
Revenue , 2021 A , Refunding , 4% , 10/01/31 .............................. 1,470,000 1,524,055
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,067,089
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,063,441
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,668,417
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,581,110
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,680,486
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,047,927
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , BAM Insured , 5% , 5/01/32 ................................... 2,000,000 2,133,399
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , B ,
Refunding , 5% , 7/01/28 ............................................. 3,000,000 3,192,913
Paducah Electric Plant Board ,
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/29 .................. 5,500,000 5,728,489
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/31 .................. 5,500,000 5,701,444
34,262,189
Louisiana 4.1%
East Baton Rouge Sewerage Commission ,
Revenue , 2019 A , Refunding , 4% , 2/01/35 ............................... 1,310,000 1,340,113
Revenue , 2019 A , Refunding , 4% , 2/01/36 ............................... 2,000,000 2,041,906
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,140,287
Lafayette Consolidated Government ,
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/25 ................... 2,400,000 2,460,903
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/27 ................... 3,500,000 3,582,674
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/29 ................... 4,685,000 4,789,721
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,545,000 9,033,462
c
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 3.5% , 12/01/32 ......................................... 1,960,000 1,813,587
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 7,242,570 7,127,842
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 3.75% , 10/01/38 4,592,712 3,830,457
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 B , 5.25% , 10/01/32 5,350,000 4,792,125
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/54 ...... 5,000,000 5,428,211

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/29 ....... $ 1,240,000 $ 1,275,500
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,365
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/30 ....... 995,000 1,022,564
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,183
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/32 ....... 1,485,000 1,521,883
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,549
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,046,601
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,091,512
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,348,479
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,816,985
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,817,785
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,074,833
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/36 ................. 4,750,000 5,169,435
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/37 ................. 2,000,000 2,166,590
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/38 ................. 3,120,000 3,369,017
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,450,129
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,052,235
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,568,615
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,115,037
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,046,682
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,875,167
88,241,434
Maine 0.3%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group , Revenue , 2020 A , 5% , 7/01/35 ................ 1,000,000 1,089,159
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/36 ................ 1,000,000 1,020,427
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/37 ................ 1,150,000 1,170,131
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/38 ................ 2,690,000 2,722,859
6,002,576
Maryland 3.4%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ..................... 1,000,000 1,049,663
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ..................... 2,940,000 3,076,439
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ..................... 2,085,000 2,178,670
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ..................... 3,240,000 3,381,737
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/30 ............ 6,450,000 6,749,331
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,163,321
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,805,696
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,867,008
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ......................... 1,320,000 1,385,555
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ......................... 1,785,000 1,867,838
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ......................... 3,765,000 3,934,145
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ......................... 4,000,000 4,174,984
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,676,629
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 415,098
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 295,335

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ $ 8,520,000 $ 8,925,254
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,752,463
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,033,691
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,394,674
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/30 ............... 2,810,000 2,935,077
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,546,263
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,610,826
73,219,697
Massachusetts 2.1%
Commonwealth of Massachusetts ,
GO , A , Refunding , 5% , 7/01/28 ....................................... 7,500,000 7,635,181
GO , A , Refunding , 5% , 7/01/29 ....................................... 6,000,000 6,105,538
Massachusetts Development Finance Agency ,
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/30 ....................................................... 150,000 166,915
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/31 ....................................................... 475,000 527,096
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/32 ....................................................... 450,000 495,213
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/33 ....................................................... 525,000 573,406
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/34 ....................................................... 450,000 487,949
Massachusetts Port Authority ,
Revenue , 2019 C , 5% , 7/01/32 ........................................ 4,220,000 4,528,333
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,734,228
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 14,773,513
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,325,285
45,352,657
Michigan 1.7%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,069,856
Lansing School District ,
GO , 2016 I , 5% , 5/01/30 ............................................. 1,860,000 1,930,886
GO , 2016 I , 5% , 5/01/31 ............................................. 2,010,000 2,085,603
GO , 2016 I , 5% , 5/01/32 ............................................. 2,310,000 2,390,016
Michigan Finance Authority , Trinity Health Corp. Obligated Group , Revenue , 2016 MI ,
Refunding , 5% , 12/01/34 ............................................ 8,200,000 8,416,037
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,100,000 5,217,047
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,851,186
Trinity Health Corp. Obligated Group , Revenue , 2008 C , 5% , 12/01/32 .......... 1,115,000 1,177,169
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 145,107
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,037,076
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,562,963
36,882,946
Mississippi 0.5%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,860,000 1,894,480

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4% , 6/01/46 .. $ 8,143,623 $ 6,343,004
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
3.65% , 6/01/33 .................................................. 101,412 89,590
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.15% , 6/01/46 .................................................. 400,000 318,968
c
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 144A,
2021 E-8 , 5.5% , 6/01/36 ........................................... 2,540,000 2,058,516
10,704,558
Missouri 1.9%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ 2,500,000 2,658,246
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 13,400,746
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/27 ................ 3,250,000 3,267,391
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/28 ................ 4,500,000 4,521,862
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/29 ................ 4,045,000 4,065,183
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,801,645
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,217,783
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,598,229
Revenue , 2020 , Refunding , 4% , 4/01/36 ................................. 3,205,000 3,237,318
Revenue , 2020 , Refunding , 4% , 4/01/37 ................................. 2,000,000 2,009,561
39,777,964
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,254,656
New Hampshire 0.3%
New Hampshire Business Finance Authority ,
d
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 1,499,312 1,471,144
Roseville Sustainable Energy Partner LLC , Revenue , 2024 D , 6.129% , 7/01/38 ... 4,080,000 4,185,979
5,657,123
New Jersey 2.1%
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2019 LLL , 5% , 6/15/39 ...................... 1,000,000 1,066,490
State of New Jersey , Revenue , 2022 A , 5% , 11/01/39 ....................... 16,000,000 17,704,003
State of New Jersey , Revenue , AAA , Pre-Refunded , 5% , 6/15/34 .............. 5,000,000 5,279,794
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,127,673
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 943,306
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,130,640
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,655,000 2,511,833
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 1,235,000 1,200,600
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... 6,200,000 6,349,225
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,812,422
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/26 .......................... 275,000 285,825
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/27 .......................... 330,000 350,484
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/28 .......................... 325,000 351,919
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/29 .......................... 320,000 352,878

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education, (continued)
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/31 .......................... $ 400,000 $ 453,051
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/32 .......................... 430,000 485,326
45,405,469
New Mexico 0.6%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 528,923
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 805,487
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 11,156,328
12,490,738
New York 5.8%
City of New York ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 2,000,000 2,018,326
GO , 2015 C , Refunding , 5% , 8/01/27 ................................... 7,500,000 7,564,487
GO , 2019 E , Refunding , 5% , 8/01/34 ................................... 3,500,000 3,780,781
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,096,784
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,927,770
GO , A-1 2017 A , 5% , 8/01/29 ......................................... 10,000,000 10,353,372
Long Island Power Authority , Revenue , 2024 A , Refunding , AGMC Insured , 4% ,
9/01/37 ......................................................... 13,125,000 14,173,325
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,647,829
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,375,563
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,242,575
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 2,001,694
Revenue , 2017 C-1 , Refunding , 4% , 11/15/37 ............................ 2,500,000 2,524,422
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 5% , 1/01/27 1,000,000 1,048,278
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/36 .. 2,500,000 2,337,083
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2020 C , 4% , 5/01/37 ........................ 1,400,000 1,446,569
Future Tax Secured , Revenue , 2024 F-2 , 4.67% , 2/01/33 .................... 7,000,000 7,099,621
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,124,253
New York State Dormitory Authority ,
Revenue , 2009 A , AGMC Insured , 5% , 10/01/24 ........................... 80,000 80,107
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/29 .... 10,000,000 10,109,840
State of New York Personal Income Tax , Revenue , 2014 E , 5% , 2/15/30 ......... 4,980,000 5,026,494
State of New York Personal Income Tax , Revenue , 2014 E , Pre-Refunded , 5% ,
2/15/30 ........................................................ 20,000 20,196
State of New York Personal Income Tax , Revenue , 2018 A , 5% , 3/15/32 ......... 9,995,000 10,822,903
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,483
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2023 , 6% ,
4/01/35 ......................................................... 4,275,000 4,809,126
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 .
2,500,000 2,711,483
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/28 ...... 1,300,000 1,400,368
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,210,426
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,854,980
122,814,138
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 126,539

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina State Education Assistance Authority, (continued)
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. $ 300,000 $ 308,840
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 468,969
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 529,726
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 373,065
1,807,139
North Dakota 0.5%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,665,005
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,664,285
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
4,250,000 4,253,239
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ...........
2,240,000 2,418,586
10,001,115
Ohio 1.9%
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,174,625
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,119,245
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,897,583
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2017
A , 5% , 12/01/31 ................................................... 10,000,000 10,572,256
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AGMC
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 12,555,920
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... 905,000 873,099
40,192,728
Oregon 2.1%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 3,947,202
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,441,771
Hillsboro School District No. 1J ,
GO , 2020 , 4% , 6/15/36 ............................................. 2,605,000 2,691,245
GO , 2020 , 4% , 6/15/38 ............................................. 4,575,000 4,676,922
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 1,100,000 1,194,509
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/35 800,000 865,570
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 1,300,000 1,400,055
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/25 ....................................................... 425,000 431,421
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 154,260
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 341,630
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 637,303
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 291,018
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 2,000,000 1,733,463
Salem Hospital Facility Authority ,
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/34 ....... 3,780,000 4,050,905
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/35 ....... 9,010,000 9,636,684
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
5,620,000 5,813,489

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ $ 2,405,000 $ 2,490,163
45,797,610
Pennsylvania 3.1%
Allegheny County Airport Authority ,
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/41 .......................... 1,000,000 1,120,213
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/42 .......................... 1,000,000 1,115,653
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,393,530
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 631,325
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 637,849
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 750,149
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 726,954
City of Philadelphia , Water & Wastewater , Revenue , 2017 B , Refunding , 5% , 11/01/31
5,750,000 6,092,410
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/33 ..................... 2,100,000 2,307,742
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,919,766
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/35 ..................... 1,450,000 1,583,950
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,503,718
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,344,593
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,775,678
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,778,020
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,347,987
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AGMC Insured , 5% , 5/01/39 ..... 6,950,000 7,460,860
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,973,202
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,250,657
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 307,472
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/30 ................................. 2,000,000 2,093,337
Revenue , 15th , Refunding , 5% , 8/01/31 ................................. 4,030,000 4,213,091
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 2,117,224
65,445,380
Rhode Island 0.1%
State of Rhode Island ,
GO , 2019 C , 4% , 1/15/34 ............................................ 1,520,000 1,568,072
GO , 2019 C , 4% , 1/15/35 ............................................ 600,000 617,191
2,185,263
South Carolina 3.1%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 883,763
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 29,717,306
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,400,000 5,604,820
c
Revenue , 144A, 2021 A-2 , 5.3% , 12/01/29 ............................... 1,805,000 1,674,883
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 7,400,000 6,480,574
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 11,000,000 8,870,538

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... $ 6,000,000 $ 6,297,902
South Carolina Public Service Authority ,
Revenue , 2020 A , Refunding , 5% , 12/01/31 .............................. 2,355,000 2,601,704
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 1,000,000 1,023,638
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,285,291
66,440,419
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 934,483
Tennessee 2.4%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 1,500,000 1,616,252
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 1,000,000 1,069,885
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 2,550,000 2,721,078
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/36 1,000,000 1,012,098
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
5,565,000 6,396,882
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,785,244
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 5,250,000 5,472,905
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,405,411
50,479,755
Texas 5.7%
Central Texas Turnpike System , Revenue, Second Tier , 2024 C , Refunding , 5% ,
8/15/31 ......................................................... 2,000,000 2,242,067
City of Austin , Water & Wastewater System , Revenue , 2012 , Refunding , 5% , 11/15/27
805,000 805,386
City of Dallas ,
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/30 ........ 1,500,000 1,587,968
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/31 ........ 2,500,000 2,641,331
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/32 ........ 1,000,000 1,055,998
City of El Paso ,
GO , 2020 A , Refunding , 4% , 8/15/35 ................................... 1,000,000 1,021,952
GO , 2020 A , Refunding , 4% , 8/15/36 ................................... 1,000,000 1,016,939
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,588,955
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,809,531
GO , 2024 , 5% , 2/15/44 ............................................. 2,205,000 2,428,797
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
10,415,000 10,730,667
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 10,193,712
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/30 .... 100,000 110,983
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/31 .... 60,000 67,191
County of Harris ,
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/32 ............. 2,500,000 2,663,233
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/33 ............. 2,500,000 2,658,759
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,715,000 9,997,519
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 840,452
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 786,368
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 471,976
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 628,046

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Ector County Hospital District, (continued)
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... $ 650,000 $ 679,221
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 610,876
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 651,393
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 139,684
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 136,735
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 179,279
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 218,818
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 241,268
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,926,319 3,114,690
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,065,684
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 10,502,771
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 604,162
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,240,687
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,820,801
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/27 ................................ 1,000,000 1,046,460
Revenue , 2021 , Refunding , 5% , 12/15/30 ................................ 10,000,000 10,773,618
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 21,070,832
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 246,628
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 264,840
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 264,783
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 287,147
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 299,545
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 305,334
122,113,086
Utah 0.2%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ...
3,000,000 2,861,460
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 399,398
3,260,858
Virginia 1.0%
Virginia Public Building Authority ,
Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 ....................... 9,605,000 9,825,978
Commonwealth of Virginia , Revenue , B , Pre-Refunded , 4% , 8/01/29 ........... 3,530,000 3,620,434
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,524,790
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,016,704
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,152,455
21,140,361
Washington 3.5%
City of Seattle ,
Drainage & Wastewater , Revenue , 2014 , Refunding , 5% , 5/01/26 .............. 2,995,000 2,997,539
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/34 ............ 5,300,000 5,399,587

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
County of King ,
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/25 ......................... $ 1,200,000 $ 1,203,801
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/26 ......................... 1,200,000 1,203,802
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/27 ......................... 1,900,000 1,906,019
Energy Northwest , Bonneville Power Administration , Revenue , 2019 A , Refunding , 5% ,
7/01/35 ......................................................... 7,000,000 7,651,620
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 9,416,857
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,153,281
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 7,059,463
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,276,129
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/30 2,800,000 3,024,087
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 1,500,000 1,613,358
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,776,704
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,456,183
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,073,139
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,070,119
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,064,638
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 405,995
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,028,571
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,976,108
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/31 ........................................................ 2,250,000 2,315,530
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/32 ........................................................ 1,605,000 1,648,607
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/35 ........................................................ 2,400,000 2,453,081
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,659,518 6,326,709
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 883,135
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,215,115
75,599,177
Wisconsin 3.0%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,580,026
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 3.5% , 12/01/32 .................... 1,405,000 1,254,840
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 4% ,
11/15/37 ....................................................... 600,000 604,895
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 287,353
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 200,851
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 199,921
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,577,943
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,602,792
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 6,970,000 7,342,272
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,909,781
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,203,606

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ $ 800,000 $ 814,588
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,107,255
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 905,067
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 197,079
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 253,566
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 325,438
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 269,430
b,c
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-1 , Mandatory Put ,
3.5% , 12/01/35 .................................................. 9,700,000 8,283,209
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/34 ........................................ 600,000 606,028
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/35 ........................................ 1,000,000 1,008,400
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/36 ........................................ 600,000 602,687
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/37 ........................................ 600,000 601,048
Marshfield Clinic Health System Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 11,500,000 12,577,970
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 367,206
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 380,294
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 393,426
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,359,926
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,650,000 1,519,670
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... 1,000,000 1,079,474
64,416,041
U.S. Territories 1.0%
District of Columbia 1.0%
Washington Metropolitan Area Transit Authority ,
Revenue , 2017 A-1 , Refunding , 5% , 7/01/30 ............................. 5,185,000 5,458,194
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. 15,000,000 14,927,586
20,385,780
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 472,036
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 601,269
1,073,305
Total U.S. Territories .................................................................... 21,459,085
Total Municipal Bonds (Cost $ 2,091,211,015 ) ...................................
2,071,912,288
Total Long Term Investments (Cost $ 2,132,372,827 ) .............................
2,108,423,788
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
See Abbreviations on page 152 .
Short Term Investments 0.2%
a a
Principal
Amount
a
Value
Municipal Bonds 0.2%
Michigan 0.0%
†
e
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.75% , 12/01/24 ..
$ 200,000 $ 200,000
New York 0.2%
e
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2021 EE-1 , SPA US Bank NA , Daily VRDN and Put , 3.6% , 6/15/45 ............. 3,500,000 3,500,000
Total Municipal Bonds (Cost $ 3,700,000 ) .......................................
3,700,000
Total Short Term Investments (Cost $ 3,700,000 ) .................................
3,700,000
a
Total Investments (Cost $ 2,136,072,827 ) 99.1% ..................................
$2,112,123,788
Other Assets, less Liabilities 0.9% .............................................
19,660,624
Net Assets 100.0% ...........................................................
$2,131,784,412
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $183,801,351, representing 8.6% of net assets.
d
The coupon rate shown represents the rate at period end.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $10.03 $10.34 $10.56 $10.59 $10.35
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.24 0.15 0.07 0.11 0.15
Net realized and unrealized gains (losses) 0.10 0.17 (0.33) (0.22) (0.03) 0.25
Total from investment operations ........ 0.24 0.41 (0.18) (0.15) 0.08 0.40
Less distributions from:
Net investment income .............. (0.14) (0.24) (0.13) (0.07) (0.11) (0.16)
Net asset value, end of period .......... $10.30 $10.20 $10.03 $10.34 $10.56 $10.59
Total return
d
....................... 2.44% 4.09% (1.75)% (1.39)% 0.75% 3.88%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.82% 0.86% 0.80% 0.81% 0.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.65% 0.65% 0.65% 0.65% 0.64% 0.64%
Net investment income ............... 2.63% 2.34% 1.51% 0.70% 1.01% 1.42%
Supplemental data
Net assets, end of period (000’s) ........ $318,867 $331,917 $385,372 $345,670 $294,622 $158,939
Portfolio turnover rate ................ 9.06% 24.84% 29.88% 33.22% 19.85% 10.10%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.21 $10.04 $10.35 $10.57 $10.60 $10.36
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.25 0.16 0.09 0.12 0.16
Net realized and unrealized gains (losses) 0.10 0.17 (0.33) (0.22) (0.03) 0.25
Total from investment operations ........ 0.24 0.42 (0.17) (0.13) 0.09 0.41
Less distributions from:
Net investment income .............. (0.14) (0.25) (0.14) (0.09) (0.12) (0.17)
Net asset value, end of period .......... $10.31 $10.21 $10.04 $10.35 $10.57 $10.60
Total return
d
....................... 2.49% 4.19% (1.65)% (1.29)% 0.85% 3.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.72% 0.75% 0.70% 0.71% 0.71%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55% 0.55% 0.55% 0.55% 0.54%
Net investment income ............... 2.73% 2.44% 1.55% 0.81% 1.14% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $233,722 $252,596 $305,208 $413,869 $468,057 $518,898
Portfolio turnover rate ................ 9.06% 24.84% 29.88% 33.22% 19.85% 10.10%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $10.03 $10.34 $10.56 $10.59 $10.35
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.26 0.18 0.10 0.14 0.18
Net realized and unrealized gains (losses) 0.11 0.17 (0.33) (0.22) (0.03) 0.25
Total from investment operations ........ 0.26 0.43 (0.15) (0.12) 0.11 0.43
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.16) (0.10) (0.14) (0.19)
Net asset value, end of period .......... $10.31 $10.20 $10.03 $10.34 $10.56 $10.59
Total return
d
....................... 2.58% 4.38% (1.48)% (1.12)% 1.03% 4.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.54% 0.58% 0.53% 0.54% 0.54%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.37% 0.37% 0.37% 0.37% 0.37% 0.36%
Net investment income ............... 2.91% 2.62% 1.74% 0.98% 1.30% 1.70%
Supplemental data
Net assets, end of period (000’s) ........ $57,446 $56,991 $68,248 $86,417 $70,227 $51,952
Portfolio turnover rate ................ 9.06% 24.84% 29.88% 33.22% 19.85% 10.10%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $10.03 $10.35 $10.57 $10.60 $10.35
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.26 0.16 0.10 0.13 0.17
Net realized and unrealized gains (losses) 0.11 0.17 (0.33) (0.22) (0.02) 0.27
Total from investment operations ........ 0.26 0.43 (0.17) (0.12) 0.11 0.44
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.15) (0.10) (0.14) (0.19)
Net asset value, end of period .......... $10.31 $10.20 $10.03 $10.35 $10.57 $10.60
Total return
d
....................... 2.57% 4.35% (1.60)% (1.05)% 1.00% 4.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.57% 0.59% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.40% 0.40% 0.40% 0.40% 0.40% 0.39%
Net investment income ............... 2.88% 2.60% 1.63% 0.95% 1.26% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $269,277 $265,437 $220,088 $542,557 $517,221 $291,452
Portfolio turnover rate ................ 9.06% 24.84% 29.88% 33.22% 19.85% 10.10%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Shares
a
Value
a
Management Investment Companies 4.3%
Capital Markets 4.3%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 37,355,000
Total Management Investment Companies (Cost $ 39,888,825 ) ....................
37,355,000
Principal
Amount
a a a a
Corporate Bonds 0.4%
Electric Utilities 0.4%
b ,c
AES Puerto Rico LP , 144A, 12.5% , 3/04/26 ................................ $ 3,847,413 3,847,413
Total Corporate Bonds (Cost $ 3,757,428 ) .......................................
3,847,413
d
Senior Floating Rate Interests 4.7%
Real Estate Management & Development 3.3%
e
Baytown Leased Housing Associates II LP , First Lien, Project CME Term Loan , 7.593% ,
( 1-month SOFR + 2.251% ), 8/01/40 .................................... 25,110,000 25,620,147
b ,e
TBG Hillcrest Senior II LP , First Lien, Delayed Draw CME Term Loan, B , 6.89% ,
( 1-month SOFR + 1.55% ), 1/01/38 ..................................... 3,797,009 3,797,020
29,417,167
a a a a a
Residential REITs 1.4%
b ,e
Centennial Gardens LP , First Lien, Delayed Draw CME Term Loan , 7.352% , ( 3-month
SOFR + 2.001% ), 1/08/25 ........................................... 12,166,852 12,167,485
Total Senior Floating Rate Interests (Cost $ 41,073,861 ) ..........................
41,584,652
Municipal Bonds 85.0%
Alabama 7.0%
f
Black Belt Energy Gas District ,
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... 5,000,000 5,024,347
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 5,035,667
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,182,379
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,844,859
Revenue , 2023 D-3 , Refunding , Mandatory Put , 5.434% , 2/01/29 .............. 5,000,000 5,146,753
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,195,646
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
2,500,000 2,828,610
f
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,674,157
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,901,419
f
Industrial Development Board of the City of Mobile Alabama , Alabama Power Co. ,
Revenue , 2007 A , Mandatory Put , 1% , 6/26/25 ............................ 4,000,000 3,920,244
f
Southeast Alabama Gas Supply District (The) , Revenue , 2024 A , Refunding , Mandatory
Put , 5% , 4/01/32 .................................................. 10,000,000 10,788,536
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , 4% , 10/01/24 ..
725,000 725,348
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/24 ........... 1,500,000 1,505,086
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ........... 1,030,000 1,066,784
61,839,835
Alaska 1.2%
Borough of Matanuska-Susitna , State of Alaska , Revenue , 2015 , Refunding , 5.25% ,
9/01/29 ......................................................... 10,000,000 10,232,556
Arizona 0.2%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/24 ....................................................... 1,000,000 1,000,790

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/25 ....................................................... $ 1,000,000 $ 1,011,056
2,011,846
California 3.7%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/25 ...................................... 535,000 537,872
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 856,996
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 328,716
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 407,240
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 382,930
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 481,318
f
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,556,601
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,577,941
f
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 13,076,775
c
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,011,128
c ,f
California Pollution Control Financing Authority , Republic Services, Inc. , Revenue ,
144A, 2023 , Refunding , Mandatory Put , 4.05% , 2/18/25 ..................... 1,000,000 1,000,135
City of Pasadena , Revenue , 2015 B , Pre-Refunded , 3.865% , 5/01/27 ............
500,000 496,535
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 900,000 761,684
County of Riverside , Revenue , 2005 A , 4.94% , 2/15/25 .......................
4,650,000 4,649,208
g
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 5.054% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 1,125,000 1,140,281
32,265,360
Colorado 0.8%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 988,008
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
5,065,000 5,384,449
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 1/15/25 ........ 325,000 326,704
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 7/15/25 ........ 400,000 405,791
7,104,952
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority , Stamford Hospital
Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/25 ................. 170,000 171,834
Delaware 0.5%
f
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,840,707
Florida 4.6%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... 515,000 494,963
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 226,059
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 .......
4,650,000 4,882,394
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 301,581
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 110,000 107,748

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. $ 370,000 $ 345,655
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,023,326
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,984,425
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 ..........
10,085,000 11,135,022
Jacksonville Transportation Authority ,
Revenue, Senior Lien , 2020 , 5% , 8/01/25 ................................ 1,800,000 1,836,087
Revenue, Senior Lien , 2020 , 5% , 8/01/26 ................................ 1,940,000 2,026,736
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31
235,000 220,449
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 243,386
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/26 ............................................. 710,000 722,594
Lakewood Ranch Stewardship District , Special Assessment , 2024 , 4.625% , 5/01/31 .
210,000 211,954
c ,f
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 3,999,600
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,013,956
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 98,935
c ,f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 2,400,000 2,365,586
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 400,000 405,666
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 220,934
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 300,996
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 337,046
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 184,584
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/25 ....... 180,000 178,720
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/26 ....... 220,000 216,108
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 482,422
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 165,093
c ,f
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 998,595
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 162,354
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 162,310
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30
240,000 233,914
40,289,198
Georgia 4.7%
City of Atlanta ,
Department of Aviation , Revenue , 2020 A , Refunding , 5% , 7/01/25 ............. 1,500,000 1,527,888
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/25 .................... 550,000 561,091
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/26 .................... 300,000 313,577
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .................... 215,000 234,270
f
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 4th 1995 , Mandatory Put , 3.8% , 5/21/26 ......... 3,000,000 3,044,922

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
f
Development Authority of Burke County (The), (continued)
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... $ 1,750,000 $ 1,799,844
f
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,866,695
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,550,520
Main Street Natural Gas, Inc. ,
f
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 3,250,000 3,277,951
Revenue , 2021 C , 4% , 12/01/24 ....................................... 735,000 735,331
f
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,564,922
c,f
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 14,791,881
f
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,249,911
Private Colleges & Universities Authority ,
Mercer University , Revenue , 2021 , Refunding , 5% , 10/01/24 ................. 400,000 400,460
Mercer University , Revenue , 2021 , Refunding , 5% , 10/01/25 ................. 425,000 433,866
41,353,129
Hawaii 1.9%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/24 .............................. 3,440,000 3,444,827
Revenue , 2020 B , Refunding , 5% , 10/01/25 .............................. 3,440,000 3,525,415
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 3,003,838
Revenue , 2020 D , Refunding , 5% , 10/01/24 .............................. 600,000 600,842
Revenue , 2020 D , Refunding , 5% , 10/01/25 .............................. 1,725,000 1,767,832
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,571,285
16,914,039
Illinois 7.2%
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/25 .................................. 350,000 351,962
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 513,620
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 576,426
City of Chicago ,
GO , 2015 C , Refunding , 5% , 1/01/25 ................................... 1,900,000 1,910,321
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,269,546
City of Moline ,
GO , 2021 C , AGMC Insured , 1.151% , 12/01/24 ........................... 580,000 574,691
GO , 2021 C , AGMC Insured , 1.439% , 12/01/25 ........................... 925,000 887,597
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 939,704
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 536,304
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,092,866
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... 1,000,000 1,112,075
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/25 ........... 500,000 504,689
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/26 ........... 340,000 349,409
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 418,557
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 425,848
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 2,810,000 1,124,000
f
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
4.945% , 9/01/25 ................................................. 3,635,000 3,635,740
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 592,335
f
OSF Healthcare System Obligated Group , Revenue , 2020 B-1 , Refunding ,
Mandatory Put , 5% , 11/15/24 ....................................... 1,250,000 1,250,677

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Sangamon County School District No. 186 Springfield , GO , 2020 C , AGMC Insured ,
5% , 6/01/36 ...................................................... $ 1,485,000 $ 1,599,545
State of Illinois ,
GO , 2010-4 , AGMC Insured , 6.875% , 7/01/25 ............................ 250,000 253,543
GO , 2016 , Refunding , 5% , 2/01/25 ..................................... 10,000,000 10,075,862
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 785,852
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,121,448
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,341,584
GO , 2018 A , 6% , 5/01/25 ............................................ 6,000,000 6,117,972
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 404,546
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 667,457
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 410,108
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,538,518
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/25 ............. 2,000,000 2,031,211
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,657,387
63,071,400
Indiana 1.3%
Indiana Finance Authority ,
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/24 .. 1,000,000 998,321
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/25 .. 1,000,000 992,098
Indianapolis Power & Light Co. , Revenue , 2021 B , Refunding , 0.65% , 8/01/25 .... 4,500,000 4,381,253
f
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 5,042,212
11,413,884
Iowa 1.5%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ...........
2,000,000 2,026,731
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,295,599
Iowa Finance Authority ,
f
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.295% , 5/15/26 ..................................... 1,500,000 1,417,867
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 825,000 865,001
13,605,198
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,674,850
Kentucky 3.0%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,176,732
f
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,520,926
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 3.5% , 10/01/24 ............................. 1,120,000 1,119,991
Revenue , 2021 A , Refunding , 3.5% , 10/01/25 ............................. 1,155,000 1,157,089
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,229,360
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,293,151
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,351,279
f
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.784% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 14,125,000 14,126,346
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 100,000 99,186
26,074,060

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 3.0%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... $ 450,000 $ 465,741
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 633,035
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 589,715
f
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,930,130
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,705,501 1,731,896
c
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 2.75% , 12/01/25 ........................................ 324,000 319,793
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,524,121
Louisiana Public Facilities Authority ,
Loyola University New Orleans , Revenue , 2021 , Refunding , 5% , 10/01/25 ....... 250,000 254,388
f
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 B , Refunding ,
Mandatory Put , 5% , 5/15/25 ........................................ 7,500,000 7,591,222
f
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 4.245% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,915,000 2,910,564
25,950,605
Maryland 2.1%
City of Cumberland , GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/25 ..........
455,000 461,982
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,234,909
f
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,343,760
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 31,444
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,050,755
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,245,751
18,368,601
Massachusetts 1.3%
f
Massachusetts Development Finance Agency , President & Trustees of Williams
College , Revenue , 2011 N , Mandatory Put , 0.45% , 7/01/25 .................. 1,000,000 971,537
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,088,112
11,059,649
Michigan 1.4%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,078,680
f
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,397,986
c
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
144A, 2017 E , Refunding , 4% , 12/01/26 ................................. 5,000,000 5,070,266
12,546,932
Minnesota 1.7%
Minnesota Higher Education Facilities Authority ,
University of St. Thomas , Revenue , 2019 , 5% , 10/01/26 ..................... 1,000,000 1,040,828
University of St. Thomas , Revenue , 2019 , 5% , 10/01/27 ..................... 1,000,000 1,060,515
f
Minnesota Municipal Gas Agency ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 ........................... 5,000,000 5,050,740

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
f
Minnesota Municipal Gas Agency, (continued)
Revenue , 2022 B , Mandatory Put , 4.585% , 12/01/27 ....................... $ 8,000,000 $ 8,030,130
15,182,213
Mississippi 0.3%
f
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,321,152
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 2.75% , 6/01/26 154,312 150,862
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
2.9% , 6/01/26 ................................................... 45,063 44,169
2,516,183
Missouri 0.8%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 .....
5,000,000 5,037,408
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/25 ............... 500,000 502,162
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 411,283
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 677,494
6,628,347
Nevada 0.7%
f
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,617,062
Las Vegas Valley Water District , GO , 2020 D , Refunding , 5% , 6/01/25 ............
2,750,000 2,797,514
6,414,576
New Hampshire 0.1%
g
New Hampshire Business Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% ,
10/20/41 ........................................................ 999,541 980,763
New Jersey 7.8%
City of Newark , GO , 2020 A , Refunding , AGMC Insured , 5% , 10/01/24 ...........
1,000,000 1,001,316
County of Atlantic , GO , 2020 , 0.375% , 6/01/25 .............................
1,800,000 1,754,879
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,154,109
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 26,440,343
New Jersey Economic Development Authority ,
c
Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......................... 6,000,000 6,439,420
f
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 6,720,620
State of New Jersey , Revenue , 2022 A , 5% , 11/01/25 ....................... 1,000,000 1,025,723
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2006 C , AMBAC Insured , Zero Cpn., 12/15/26 .... 10,000,000 9,317,164
State of New Jersey , Revenue , 2006 C , BHAC Insured , Zero Cpn., 12/15/27 ..... 11,110,000 10,082,246
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 2,000,010
68,935,830
New Mexico 2.2%
f
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 4,001,563
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,314,282
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,103,932
19,419,777

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 4.6%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
$ 4,205,000 $ 4,317,800
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,085,262
New York City Industrial Development Agency , Queens Ballpark Co. LLC , Revenue ,
2021 A , Refunding , AGMC Insured , 5% , 1/01/25 ........................... 1,000,000 1,006,200
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2024 F-2 ,
4.67% , 2/01/33 ................................................... 3,000,000 3,042,695
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 708,084
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 3,000,000 2,987,919
f
Rochester Gas and Electric Corp. , Revenue , 1997 A , Refunding , Mandatory Put , 3% ,
7/01/25 ........................................................ 10,000,000 9,999,839
f
New York State Housing Finance Agency , Revenue , 2022 A-2 , Mandatory Put ,
2.5% , 5/01/27 .................................................... 3,000,000 2,944,847
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,398,669
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 510,526
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,253,091
State of New York Mortgage Agency , Homeowner Mortgage , Revenue , 212 , 2.95% ,
4/01/25 ......................................................... 895,000 891,672
40,146,604
North Carolina 0.9%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/24 .......... 1,200,000 1,201,008
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,000,000 1,016,595
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/26 .......... 850,000 874,827
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,150,359
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,610,916
7,853,705
North Dakota 1.2%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,387,218
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,736,384
City of Horace ,
GO , 2023 B , Refunding , 5.125% , 7/01/25 ................................ 5,000,000 5,003,810
GO , 2024 B , Refunding , 4.85% , 8/01/26 ................................. 1,750,000 1,756,644
10,884,056
Ohio 2.0%
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,501,586
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,062,735
f
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,614,814
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 1,700,000 1,707,980
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,020,839
Youngstown State University ,
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/24 ................... 645,000 646,710
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/25 ................... 580,000 589,771
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/26 ................... 850,000 871,401
18,015,836

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 1.9%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... $ 850,000 $ 850,421
Oregon Local Governments , GO , 2004 , BAM, AMBAC Insured , 6.095% , 6/01/28 ....
8,172,672 8,439,361
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,035,616
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,842,932
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ............................ 2,270,000 2,274,862
16,443,192
Pennsylvania 3.2%
Allegheny County Airport Authority , Revenue , 2023 A , AGMC Insured , 5.25% , 1/01/36
1,000,000 1,120,553
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/25 ................................. 500,000 503,734
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 513,274
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 613,348
f
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 3.935% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,985,000 1,976,938
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,334,609
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 8,500,000 8,407,857
f
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,123,817
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,307,779
f
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,761,770
Philadelphia Gas Works Co. ,
Revenue , 16th A , AGMC Insured , 5% , 8/01/25 ............................ 500,000 509,752
Revenue , 16th A , AGMC Insured , 5% , 8/01/26 ............................ 600,000 625,226
27,798,657
Rhode Island 0.1%
City of Providence ,
GO , 2021 A , Refunding , 5% , 1/15/25 ................................... 500,000 503,079
GO , 2021 A , Refunding , 5% , 1/15/26 ................................... 500,000 513,149
1,016,228
South Carolina 2.6%
f
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. 9,000,000 8,857,088
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 520,000 498,214
f
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,820,025
South Carolina Public Service Authority ,
Revenue , 2021 B , 5% , 12/01/24 ....................................... 1,750,000 1,756,408
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 707,615
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 561,261
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 543,540
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 607,509
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 752,169
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,334,178
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,493,314
22,931,321

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Sanford Obligated Group ,
Revenue , 2021 , Refunding , 1.225% , 11/01/24 ............................ $ 450,000 $ 447,251
Tennessee 3.7%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
6,670,000 7,667,063
f
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,701,521
Tennessee Energy Acquisition Corp. ,
Revenue , 2021 A , 5% , 11/01/24 ....................................... 250,000 250,516
Revenue , 2021 A , 5% , 11/01/25 ....................................... 350,000 356,985
f
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. 14,560,000 15,178,190
32,154,275
Texas 1.6%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 2,993,698
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,051,962
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/24 ............................................. 140,000 140,000
GO , 2021 , 2% , 9/01/25 ............................................. 145,000 141,320
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 142,314
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 143,450
f
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,402,777
f
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,499,953
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 140,000 133,618
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/25 ..................................... 265,000 259,280
GO, Sub. Lien , 2021 , 2% , 8/15/27 ..................................... 280,000 264,362
14,172,734
Virginia 0.5%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 182,216
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,773,703
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/24 ... 220,000 219,574
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 228,134
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 232,078
f
Pure Salmon Virginia LLC , Revenue , 2022 , Mandatory Put , 5% , 11/15/24 ........ 1,500,000 1,500,552
4,136,257
Washington 1.1%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 ..
1,700,000 1,831,125
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,176,712
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,599,513
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
3,985,000 4,012,097
c
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 307,208
c
Washington State Housing Finance Commission , Seattle Academy of Arts & Sciences ,
Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 ............................ 410,000 430,381
9,357,036

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.1%
f
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... $ 1,000,000 $ 950,839
Wisconsin 1.4%
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 2.75% , 12/01/25 ................... 219,197 216,077
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 149,286
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,975,000 3,133,897
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/25 ........................................... 285,000 285,589
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 301,717
c
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 B , 4.25% , 6/01/25 1,135,000 1,117,253
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .. 5,000,000 5,353,533
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 341,428
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 354,408
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 840,000 841,803
12,094,991
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 563,531
U.S. Territories 0.8%
District of Columbia 0.7%
f
District of Columbia Housing Finance Agency , Revenue , 2024 A-2 , Mandatory Put ,
4.1% , 9/01/30 .................................................... 6,335,000 6,603,859
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/25 .. 195,000 197,422
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 472,036
669,458
Total U.S. Territories .................................................................... 7,273,317
Total Municipal Bonds (Cost $ 751,466,561 ) .....................................
747,106,154
Total Long Term Investments (Cost $ 836,186,675 ) ...............................
829,893,219
a
a a a a
Short Term Investments 6.0%
Municipal Bonds 6.0%
Colorado 0.1%
h
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 4% , 12/01/52 500,000 500,000
New Mexico 0.4%
h
New Mexico Hospital Equipment Loan Council , Presbyterian Healthcare Services
Obligated Group , Revenue , 2008 B , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 4% , 8/01/34 ..................................... 4,000,000 4,000,000
New York 2.5%
h
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4% , 10/01/46 .............
9,000,000 9,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
See Abbreviations on page 152 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
h
Metropolitan Transportation Authority , Revenue , 2005 D-2 , LOC Bank of Montreal , Daily
VRDN and Put , 3.85% , 11/01/35 ...................................... $ 1,300,000 $ 1,300,000
h
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase Bank NA , Daily
VRDN and Put , 4% , 6/15/50 ........................................ 6,500,000 6,500,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 4% ,
6/15/33 ........................................................ 5,500,000 5,500,000
22,300,000
Ohio 0.4%
h
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 3.8% , 12/01/54 ................................. 3,300,000 3,300,000
Oregon 1.9%
h
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.8% , 8/01/34 ............. 16,855,000 16,855,000
Pennsylvania 0.2%
h
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 3.8% , 12/01/37 ................................................ 1,500,000 1,500,000
Tennessee 0.1%
h
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA JPMorgan
Chase & Co. , Daily VRDN and Put , 4.05% , 6/01/42 ........................ 900,000 900,000
Virginia 0.4%
h
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.8% ,
10/01/48 ........................................................ 3,600,000 3,600,000
Total Municipal Bonds (Cost $ 52,955,000 ) ......................................
52,955,000
Total Short Term Investments (Cost $ 52,955,000 ) ................................
52,955,000
a
Total Investments (Cost $ 889,141,675 ) 100.4% ..................................
$882,848,219
Other Assets, less Liabilities (0.4) % ...........................................
(3,536,501)
Net Assets 100.0% ...........................................................
$879,311,718
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $58,279,999, representing 6.6% of net assets.
d
See Note 1(c) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
The maturity date shown represents the mandatory put date.
g
The coupon rate shown represents the rate at period end.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.84 $8.68 $10.05 $10.29 $10.46 $9.93
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.40 0.38 0.36 0.40 0.39
Net realized and unrealized gains (losses) 0.20 0.15 (1.40) (0.24) (0.19) 0.56
Total from investment operations ........ 0.40 0.55 (1.02) 0.12 0.21 0.95
Less distributions from:
Net investment income .............. (0.20) (0.39) (0.35) (0.36) (0.38) (0.42)
Net asset value, end of period .......... $9.04 $8.84 $8.68 $10.05 $10.29 $10.46
Total return
d
....................... 4.56% 6.59% (10.15)% 1.07% 2.15% 9.73%
Ratios to average net assets
e
Expenses
f
......................... 0.80%
g
0.83%
g
0.91% 0.80%
g
0.79% 0.79%
Net investment income ............... 4.50% 4.62% 4.20% 3.49% 3.97% 3.82%
Supplemental data
Net assets, end of period (000’s) ........ $1,514,900 $1,452,358 $1,390,633 $1,559,216 $1,177,730 $900,342
Portfolio turnover rate ................ 5.17% 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.84 $8.67 $10.04 $10.28 $10.45 $9.92
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.41 0.39 0.38 0.42 0.40
Net realized and unrealized gains (losses) 0.18 0.17 (1.39) (0.24) (0.20) 0.56
Total from investment operations ........ 0.39 0.58 (1.00) 0.14 0.22 0.96
Less distributions from:
Net investment income .............. (0.20) (0.41) (0.37) (0.38) (0.39) (0.43)
Net asset value, end of period .......... $9.03 $8.84 $8.67 $10.04 $10.28 $10.45
Total return
d
....................... 4.53% 6.88% (10.02)% 1.22% 2.30% 9.90%
Ratios to average net assets
e
Expenses
f
......................... 0.65%
g
0.68%
g
0.75% 0.65%
g
0.65% 0.64%
Net investment income ............... 4.66% 4.77% 4.35% 3.65% 4.14% 3.97%
Supplemental data
Net assets, end of period (000’s) ........ $2,297,737 $2,349,443 $2,577,670 $3,518,033 $3,756,501 $4,196,856
Portfolio turnover rate ................ 5.17% 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.02 $8.84 $10.24 $10.49 $10.66 $10.12
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.36 0.34 0.32 0.36 0.36
Net realized and unrealized gains (losses) 0.19 0.18 (1.42) (0.25) (0.19) 0.56
Total from investment operations ........ 0.37 0.54 (1.08) 0.07 0.17 0.92
Less distributions from:
Net investment income .............. (0.18) (0.36) (0.32) (0.32) (0.34) (0.38)
Net asset value, end of period .......... $9.21 $9.02 $8.84 $10.24 $10.49 $10.66
Total return
d
....................... 4.14% 6.15% (10.52)% 0.54% 1.71% 9.27%
Ratios to average net assets
e
Expenses
f
......................... 1.19%
g
1.21%
g
1.29% 1.19%
g
1.19% 1.19%
Net investment income ............... 4.01% 4.12% 3.71% 3.03% 3.53% 3.42%
Supplemental data
Net assets, end of period (000’s) ........ $127,847 $137,544 $175,131 $262,313 $359,050 $488,258
Portfolio turnover rate ................ 5.17% 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.88 $8.71 $10.09 $10.33 $10.50 $9.97
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.42 0.40 0.40 0.43 0.42
Net realized and unrealized gains (losses) 0.19 0.17 (1.40) (0.25) (0.19) 0.56
Total from investment operations ........ 0.40 0.59 (1.00) 0.15 0.24 0.98
Less distributions from:
Net investment income .............. (0.21) (0.42) (0.38) (0.39) (0.41) (0.45)
Net asset value, end of period .......... $9.07 $8.88 $8.71 $10.09 $10.33 $10.50
Total return
d
....................... 4.58% 6.99% (9.94)% 1.36% 2.43% 10.01%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.53% 0.62% 0.51% 0.51% 0.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.51%
g
0.53%
g
0.61% 0.51%
g
0.50% 0.50%
Net investment income ............... 4.78% 4.88% 4.48% 3.77% 4.25% 4.11%
Supplemental data
Net assets, end of period (000’s) ........ $206,339 $174,493 $181,286 $228,725 $157,328 $127,806
Portfolio turnover rate ................ 5.17% 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.88 $8.71 $10.08 $10.33 $10.50 $9.97
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.42 0.40 0.39 0.43 0.42
Net realized and unrealized gains (losses) 0.19 0.16 (1.39) (0.25) (0.20) 0.55
Total from investment operations ........ 0.40 0.58 (0.99) 0.14 0.23 0.97
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.38) (0.39) (0.40) (0.44)
Net asset value, end of period .......... $9.07 $8.88 $8.71 $10.08 $10.33 $10.50
Total return
d
....................... 4.56% 6.95% (9.89)% 1.22% 2.39% 9.97%
Ratios to average net assets
e
Expenses
f
......................... 0.55%
g
0.57%
g
0.65% 0.55%
g
0.54% 0.54%
Net investment income ............... 4.74% 4.85% 4.42% 3.73% 4.22% 4.07%
Supplemental data
Net assets, end of period (000’s) ........ $804,110 $780,675 $846,496 $1,284,270 $1,229,100 $1,166,057
Portfolio turnover rate ................ 5.17% 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 2.1%
Capital Markets 2.1%
c
Franklin Dynamic Municipal Bond ETF ................................... 805,000 19,947,900
Vanguard Tax-Exempt Bond Index ETF ................................... 1,650,000 83,589,000
103,536,900
Total Management Investment Companies (Cost $ 103,344,973 ) ...................
103,536,900
Principal
Amount
a a a a
Corporate Bonds 2.5%
Commercial Services & Supplies 0.4%
a
CalPlant I LLC ,
d
Senior Secured Note , 144A, 15% , 7/01/25 ............................... $ 5,795,000 5,795,000
e,f
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,920,000 249,600
e,f
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 7,205,000 936,650
e,f
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,975,000 516,750
e,f
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 345,000 44,850
e,f
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
e,f
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
e,f
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
e,f
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
e,f
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
e,f
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
e,f
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 1.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
93,710,000 86,805,847
Electric Utilities 0.3%
d
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 15,222,551
Total Corporate Bonds (Cost $ 142,517,616 ) .....................................
124,266,248
g
Senior Floating Rate Interests 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a ,f ,h
Rialto Bioenergy Facility LLC ,
First Lien, CME Term Loan, B , 15.328% , ( 1-month SOFR + 10% ), 4/01/31 ....... 567,005 122,227
First Lien, Initial Roll-Up CME Term Loan, B , 15.32% , ( 12-month SOFR + 10% ),
9/18/25 ......................................................... 1,639,525 —
122,227
a a a a a
Total Senior Floating Rate Interests (Cost $ 2,188,914 ) ...........................
122,227
Municipal Bonds 90.6%
Alabama 0.1%
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 750,000 766,341
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. 300,000 289,553
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 548,056
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,778,631

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
MidCity Improvement District, (continued)
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... $ 2,400,000 $ 2,019,292
5,401,873
Arizona 1.9%
f
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2019 B , 5.125% , 1/01/54 .......................... 3,005,000 1,342,685
d
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2019 , Refunding , 5% , 6/15/49 1,235,000 1,204,153
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 6,868,347
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,445,397
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 4,000,000 4,066,011
d
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,267,847
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,319,065
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 ..................
11,105,000 12,138,327
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 5,127,869
Georgetown Community Development Authority , Revenue , 144A, 2021 A , Zero Cpn.,
10/01/56 ....................................................... 18,880,000 15,468,518
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,371,830
Georgetown Community Development Authority , Revenue , 144A, 2022 A , Zero Cpn.,
10/01/56 ....................................................... 2,327,000 2,263,181
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 245,942
Tempe Industrial Development Authority ,
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,381,710
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,069,337
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 1,728,306
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,300,000 4,305,562
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 7,937,695
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,769,799
93,321,581
Arkansas 0.6%
Arkansas Development Finance Authority ,
d
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,851,809
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 8,500,000 8,942,917
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,881,760
27,676,486
California 20.3%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 14,513,883
d
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 493,750
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 17,941,432
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,000,000 7,126,652
d
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 5,019,090
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 12,970,000 12,784,061
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 13,695,000 12,631,452
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 16,500,000 13,673,042

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community Housing Agency, (continued)
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... $ 21,405,000 $ 18,625,595
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,830,000 14,475,679
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 20,004,488
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 4,023,381
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 20,000,000 19,240,058
d
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 17,558,189
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/46 ............ 5,000,000 5,008,789
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,499,133
d ,f
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 330,750
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 135,000
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 135,000
a
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 6.75% , 12/01/28 .......... 1,320,136 251,054
a
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 7.5% , 12/01/40 ........... 4,140,071 787,328
d
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,584,979
California Statewide Communities Development Authority ,
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 4,060,000 4,093,100
d
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/36 5,000,000 5,080,604
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,311,541
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,786,586
d
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,216,355
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 8,865,419
d
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 34,725,000 29,488,800
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,540,695
d
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 30,433,668
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 31,320,000 26,506,601
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 11,900,000 10,600,463
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 17,946,965
d
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 11,610,714
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 14,328,140
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,844,138
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,282,552
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 10,936,110
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 22,325,000 22,063,369
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,970,000 5,107,689
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 13,280,194
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 25,155,000 26,945,078
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 25,247,870
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 25,947,708
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,331,129
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/30 ................................................... 1,250,000 1,037,457
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/31 ................................................... 1,250,000 998,973

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District, (continued)
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/34 ................................................... $ 2,500,000 $ 2,673,013
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/32 ......................... 4,000,000 3,040,462
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/33 ......................... 5,500,000 4,022,432
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/41 ......................... 5,000,000 2,500,466
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/42 ......................... 7,000,000 3,317,946
San Diego Unified School District ,
GO , 2012 E , Zero Cpn., 7/01/42 ....................................... 44,565,000 37,688,946
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 33,305,000 28,038,807
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 48,734,817
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 48,900,560
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/26 ........................... 110,000,000 106,317,574
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/27 ........................... 125,100,000 117,879,728
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 43,338,608
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 21,222,854
Silicon Valley Tobacco Securitization Authority ,
Revenue , 2007 A , Zero Cpn., 6/01/36 ................................... 15,000,000 7,898,262
Revenue , 2007 C , Zero Cpn., 6/01/56 .................................. 60,000,000 6,530,772
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2006 B , Zero Cpn., 6/01/46 .............. 50,000,000 10,921,570
1,002,701,520
Colorado 5.3%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,320,927
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,414,000 7,032,351
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 5,028,760
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 4,121,385
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,185,000 2,190,430
Baseline Metropolitan District No. 1 ,
GO , 2021 A , 5% , 12/01/51 ........................................... 1,500,000 1,480,446
GO , 2021 B , 7.5% , 12/15/51 ......................................... 2,190,000 2,110,784
d
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,659,845
Bradburn Metropolitan District No. 2 ,
GO , 2018 A , Refunding , 5% , 12/01/38 .................................. 600,000 603,088
GO , 2018 A , Refunding , 5% , 12/01/47 .................................. 2,400,000 2,371,423
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A-3 , 5% , 12/01/50 ........
2,000,000 1,810,808
d
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 724,000 702,930
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 578,000 501,969
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 828,697
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,850,000 2,824,373
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,561,062
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 3,137,806
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ 6,500,000 6,569,487
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,516,491
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,224,611
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 2,005,039
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 5,202,821

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ $ 6,590,000 $ 6,776,648
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ......
1,600,000 1,457,023
First Creek Village Metropolitan District ,
GO , 2019 A , 5% , 12/01/39 ........................................... 595,000 605,282
GO , 2019 A , 5% , 8/01/49 ............................................ 540,000 541,925
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,157,074
d
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 961,345
d
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,245,349
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 986,449
Jefferson Center Metropolitan District No. 1 ,
Revenue , 2020 A-2 , 4.125% , 12/01/40 .................................. 575,000 536,210
Revenue , 2020 A-2 , 4.375% , 12/01/47 .................................. 1,125,000 1,051,310
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,331,955
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 7,756,211
d
Karl's Farm Metropolitan District No. 2 ,
GO , 144A, 2020 A-3 , 5.375% , 12/01/40 ................................. 645,000 635,406
GO , 144A, 2020 A-3 , 5.625% , 12/01/50 ................................. 1,900,000 1,858,176
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,861,962
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,414,394
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 7,093,884
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 508,526
d
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 1,888,000 1,966,888
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
750,000 810,268
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 500,000 460,975
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 657,675
GO , 2021 , 6.375% , 6/15/46 .......................................... 1,330,000 1,267,368
Pronghorn Valley Metropolitan District ,
GO , 2021 A , 3.75% , 12/01/41 ......................................... 515,000 425,383
GO , 2021 A , 4% , 12/01/51 ........................................... 650,000 517,887
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,101,504
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 12,500,000 13,219,906
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 74,791,133
Raindance Metropolitan District No. 1 ,
Non-Potable Water System , Revenue , 2020 , 5% , 12/01/40 ................... 625,000 626,279
Non-Potable Water System , Revenue , 2020 , 5.25% , 12/01/50 ................ 4,250,000 4,261,109
Rampart Range Metropolitan District No. 5 ,
Revenue , 2021 , 4% , 12/01/41 ........................................ 2,730,000 2,464,682
Revenue , 2021 , 4% , 12/01/51 ........................................ 6,670,000 5,494,918
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 6,002,392 4,530,696
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,955,534
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 5,003,571
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,814,984
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,471,721
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 807,037
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 4,200,000 4,025,685
STC Metropolitan District No. 2 ,
GO , 2019 A , Refunding , 5% , 12/01/38 .................................. 2,000,000 1,999,370
GO , 2019 A , Refunding , 5% , 12/01/49 .................................. 1,000,000 964,097
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,739,159

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. $ 1,215,000 $ 1,204,801
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
819,000 804,645
Village Metropolitan District (The) ,
GO , 2020 , Refunding , 5% , 12/01/40 .................................... 1,100,000 1,109,792
GO , 2020 , Refunding , 5% , 12/01/49 .................................... 1,750,000 1,758,635
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,760,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,486,616
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,620,311
GO , 2022 A3-2 , Zero Cpn., 12/01/51 ................................... 5,130,000 3,603,391
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,877,779
d
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,889,025
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 615,468
262,692,954
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority ,
d
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 984,268
d
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 7,503,136
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 13,000,000 13,050,883
d
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 923,080
d
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,996,474
27,457,841
Florida 16.9%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 1,040,000 1,073,136
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,500,000 1,543,821
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 405,000 390,968
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 688,103
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,627,579
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 .
645,000 659,652
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 630,000 640,004
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,780,367
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,336,052
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 229,105
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 385,114
d
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 252,015
d
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 422,509
Astonia Community Development District ,
d
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 521,053
d
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,228,859
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 ........... 105,000 102,451
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 467,522
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 622,066
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 419,724
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 680,000 695,952
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 .. 100,000 97,572
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 299,214
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 622,066

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Avalon Groves Community Development District ,
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. $ 360,000 $ 299,401
Special Assessment , 2021 , 4% , 5/01/51 ................................. 500,000 446,239
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 185,468
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 414,700
Avalon Park West Community Development District ,
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 215,000 211,820
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 565,201
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 799,316
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 525,126
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 911,127
d
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,858,741
Avenir Community Development District ,
Assessment Area 2 , Special Assessment , 2021 A-1 , 2.75% , 5/01/31 ............ 2,980,000 2,722,870
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,030,000 3,099,884
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 5,115,000 5,267,597
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. 270,000 272,955
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 1,025,888
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,655,845
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 157,743
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 344,417
Babcock Ranch Community Independent Special District ,
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 426,703
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 241,550
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 748,665
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,389,010
Assessment Area 3A , Special Assessment , 2020 , 2.5% , 5/01/25 ............... 20,000 19,812
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 240,273
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 371,917
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/51 ................ 890,000 797,560
Balm Grove Community Development District ,
Special Assessment , 2022 , 3.25% , 11/01/27 .............................. 850,000 831,709
Special Assessment , 2022 , 3.625% , 11/01/32 ............................. 1,290,000 1,220,318
Bannon Lakes Community Development District ,
d
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 612,528
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 346,965
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,370,000 1,250,006
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,750,000 1,710,262
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,766,624
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 313,461
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,310,479
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 105,000 102,584
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 373,454
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,077,598
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 1,026,235
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,750,332
d
Berry Bay II Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 4.45% , 5/01/31 .......... 140,000 140,110
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.2% , 5/01/44 ........... 145,000 145,190
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.45% , 5/01/54 .......... 115,000 114,937

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. $ 150,000 $ 155,590
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,068,536
Boggy Branch Community Development District ,
Special Assessment , 2021 , 2.5% , 5/01/26 ............................... 190,000 184,788
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 414,801
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 977,823
Bradbury Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 590,000 595,879
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 2,245,000 2,293,482
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 813,477
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 748,708
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 125,000 122,368
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 333,237
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 280,000 256,123
Assessment Area 1 , Special Assessment , 2021 , 3.15% , 5/01/41 ............... 700,000 565,134
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 332,051
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,035,996
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,803,727
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 411,622
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 1,042,879
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,458,598
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 560,000 563,730
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 665,000 674,393
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 1,500,000 1,520,921
Buena Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2022 , 5.25% , 5/01/42 ............... 665,000 691,483
Assessment Area 1 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 1,135,000 1,188,767
Caldera Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. 725,000 728,503
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/54 ................ 390,000 388,919
d
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,908,484
d
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 92,768
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 401,067
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 444,085
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 357,054
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 668,445
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 801,820
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 601,776
Educational Growth Fund LLC , Revenue , 144A, 2021 B , Zero Cpn., 7/01/31 ...... 8,925,000 5,882,390
Educational Growth Fund LLC , Revenue, Senior Lien , 144A, 2021 A-1 , 5% , 7/01/56 1,000,000 975,048
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,498,045
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 7,646,291
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/40 ...... 1,125,000 1,109,220
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... 3,805,000 3,550,534
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 31,755,000 32,016,452
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 715,000 681,837
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,050,000 1,038,449

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Capital Trust Agency, Inc., (continued)
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. $ 3,500,000 $ 3,462,015
d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 17,400,000 13,807,890
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 800,000 809,592
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. 690,000 698,403
Celebration Community Development District ,
Special Assessment , 2021 , 2.25% , 5/01/26 .............................. 100,000 97,546
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 226,059
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 510,669
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 754,199
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,365,000 1,428,731
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,330,000 2,441,108
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 505,895
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 761,517
CFM Community Development District , Assessment Area , Special Assessment , 2021 ,
2.4% , 5/01/26 .................................................... 145,000 141,073
Chaparral Palm Bay Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,181,249
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,789,970
Chapel Creek Community Development District ,
d
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 185,000 170,902
d
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 620,000 519,272
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 570,000 584,166
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 1,055,000 1,076,852
d
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 2.625% , 5/01/25 ............. 115,000 113,850
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 645,000 609,554
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,700,000 1,492,256
d
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 B , 5% , 10/01/36 .................................. 2,500,000 2,279,345
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 615,000 649,133
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,000,000 1,043,559
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,395,000 1,451,628
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,250,000 2,326,989
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 210,000 221,783
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,917,472
Coral Bay Lee County Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/42 ..................................... 250,000 256,736
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 2,160,000 2,213,805
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,700,000 1,739,053
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 808,899
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 1,032,537
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 797,412
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 718,886

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... $ 100,000 $ 97,352
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 355,000 324,371
Special Assessment , 2021 , 3% , 5/01/41 ................................. 1,020,000 813,025
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 310,000 326,443
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. 505,000 528,524
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 115,000 115,720
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 340,000 351,118
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,020,000 1,052,836
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 2,005,000 2,071,942
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 655,000 659,690
Phase 1 , Special Assessment , 2022 , 4.625% , 5/01/42 ...................... 1,995,000 1,985,278
Cresswind DeLand Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.375% , 5/01/44 .............. 700,000 705,516
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 730,000 740,304
d
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 256,126
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 472,645
Cross Creek North Community Development District ,
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. 2,340,000 2,234,736
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 995,000 1,017,626
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,255,000 1,282,351
Crossings Community Development District ,
Area 2 , Special Assessment , 2024 , 5.35% , 5/01/44 ........................ 595,000 598,806
Area 2 , Special Assessment , 2024 , 5.6% , 5/01/54 ......................... 535,000 538,382
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,220,000 1,252,432
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,535,589
Assessment Area 2 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 195,000 195,178
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 300,000 300,278
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 185,588
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 719,249
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 894,174
d
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 2,848,440
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,375,000 1,408,535
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,205,000 1,236,618
d
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 250,000 244,172
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 762,611
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,170,000 1,041,949
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 80,000 80,177
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 356,147
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 295,000 280,518
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,059,549
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ 1,210,000 1,024,043
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,565,000 1,621,819
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 1,340,000 1,390,961
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,334,095
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,668,516

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
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Principal
Amount
a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
Darby Community Development District, (continued)
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... $ 1,000,000 $ 1,032,713
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 120,000 121,315
Special Assessment , 2023 , 5.25% , 5/01/43 .............................. 680,000 697,553
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,286,326
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,435,000 1,459,120
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 2,000,000 2,043,122
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 200,000 192,058
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 255,000 230,002
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 502,107
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 867,106
DW Bayview Community Development District ,
d
Assessment Area , Special Assessment , 144A, 2021 , 2.375% , 5/01/26 .......... 165,000 161,180
d
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 410,343
d
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 1,031,970
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 190,133
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,148,535
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 50,000 48,735
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 100,000 92,434
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 420,000 346,162
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 405,000 433,445
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 1,000,000 1,074,149
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 241,869
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 637,734
East Nassau Stewardship District ,
Assessments , Special Assessment , 2021 , 2.4% , 5/01/26 .................... 125,000 121,615
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 461,076
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,190,000 1,007,778
Wildlight Village Phase 3 , Special Assessment , 2024 , 5.25% , 5/01/44 ........... 1,500,000 1,504,536
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 110,000 107,748
Assessment Area , Special Assessment , 2020 , 4% , 5/01/40 ................... 300,000 290,471
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 280,000 277,309
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 595,611
Assessment Area , Special Assessment , 2022 , 4% , 5/01/42 ................... 1,640,000 1,510,085
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 220,000 214,397
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 653,699
Assessment Area 1 , Special Assessment , 2021 , 3.6% , 5/01/41 ................ 2,625,000 2,291,072
Assessment Area 2 , Special Assessment , 2022 , 3.375% , 5/01/32 .............. 1,980,000 1,867,485
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,990,000 3,613,266
d
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ 500,000 457,083
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 971,610
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 527,256
d
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 345,655
d
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 821,551
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 300,000 298,541
Assessments , Special Assessment , 2024 , 5.3% , 5/01/55 .................... 310,000 309,101

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ $ 90,000 $ 87,609
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 235,000 216,944
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,200,000 1,005,344
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 130,000 125,723
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 369,719
Epperson Ranch II Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 3.25% , 5/01/25 ............... 90,000 89,545
Assessment Area 2 , Special Assessment , 2020 , 3.625% , 5/01/30 .............. 505,000 487,082
Everlands II Community Development District ,
Special Assessment , 2024 , 5.2% , 6/15/44 ............................... 500,000 502,778
Special Assessment , 2024 , 5.45% , 6/15/54 .............................. 485,000 486,486
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 836,759
d
Florida Development Finance Corp. ,
i
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 15,000,000 16,012,576
i
Brightline Florida Holdings LLC , Revenue , 144A, 2024 A , Mandatory Put , 8.25% ,
2/14/25 ........................................................ 5,925,000 5,981,882
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 469,046
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 5,427,675
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 6,844,746
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,929,554
d
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 350,000 340,092
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 30,000 30,293
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 77,380
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 323,109
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... 275,000 284,704
Gracewater Sarasota Community Development District ,
Assessments , Special Assessment , 2021 , 2.4% , 5/01/26 .................... 125,000 121,420
Assessments , Special Assessment , 2021 , 2.95% , 5/01/31 ................... 500,000 457,075
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 1,032,622
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 3,202,138
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 199,722
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 11/01/41 ............... 555,000 464,924
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 1,017,379
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 616,341
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 633,431
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 1,028,667
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 157,917
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 365,471
Hamilton Bluff Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,000,000 1,017,159
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,250,000 1,269,284
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 180,000 183,100
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 645,000 670,968
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,000,000 1,030,187
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 750,000 767,882

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
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a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hammock Oaks Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... $ 730,000 $ 748,766
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/40 ................. 540,000 510,307
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 749,336
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 185,221
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 439,478
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 449,945
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 368,361
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 313,940
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 2.6% , 5/01/26 ................ 80,000 78,051
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 412,207
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,125,000 957,893
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 255,000 257,395
Hawthorne Mill North Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 1,000,000 1,004,974
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 1,400,000 1,409,019
Hickory Tree Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.15% , 5/01/44 ............... 890,000 890,781
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/55 ............... 365,000 365,316
Highland Trails Community Development District ,
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 780,000 794,569
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 785,000 802,360
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 525,000 537,656
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 700,000 716,614
d
South Parcel Assessment Area , Special Assessment , 144A, 2020 , 4% , 5/01/40 ... 2,625,000 2,414,035
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.375% ,
5/01/26 ........................................................ 50,000 48,650
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 228,534
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 408,139
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 710,679
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 762,631
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 3,109,810
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 175,580
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 374,621
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 545,098
Hyde Park Community Development District No. 1 ,
Assessments , Special Assessment , 2022 , 4% , 5/01/42 ...................... 2,710,000 2,450,623
Assessments , Special Assessment , 2024 A , 5.35% , 5/01/44 .................. 420,000 422,268
Assessments , Special Assessment , 2024 A , 5.625% , 5/01/55 ................. 280,000 281,494
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 395,000 395,720
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,577,345
Phase A1 Assessment Area , Special Assessment , 2021 , 2.2% , 5/01/26 ......... 125,000 121,269
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 221,519
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 693,613
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,188,899
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,312,067
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,504,911

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
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(continued)
Florida (continued)
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ $ 915,000 $ 960,326
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 1,220,000 1,276,112
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 362,390
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 492,524
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 220,449
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 439,332
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,152,465
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 375,000 367,490
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 769,582
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 2,091,214
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 40,000 39,216
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 243,386
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 702,183
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,995,000 2,006,178
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 255,000 257,524
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 870,000 894,736
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,560,000 1,596,561
d
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,235,000 1,267,751
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 810,000 829,534
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 595,000 617,263
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 585,000 607,695
Lake Hideaway Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.75% , 5/01/31 ............... 595,000 598,328
Assessment Area 1 , Special Assessment , 2024 , 5.65% , 5/01/44 ............... 1,450,000 1,467,181
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/54 ................ 2,555,000 2,575,340
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 2,065,000 2,083,316
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,771,731
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 810,000 842,977
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,905,000 1,983,078
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,040,713
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,493,162
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 128,852
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 258,208
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 200,000 197,974
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 121,799
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 186,221
Assessments , Special Assessment , 2024 A , 5.6% , 5/01/55 ................... 280,000 281,469
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 735,000 778,007
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,250,000 1,330,609
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 117,602
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 279,504
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 950,927
Lakewood Ranch Stewardship District ,
Assessment Azario , Special Assessment , 2020 A , 3.75% , 5/01/40 ............. 525,000 474,904

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
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a
Value
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Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
Assessment Azario , Special Assessment , 2020 A , 3.9% , 5/01/50 .............. $ 770,000 $ 672,992
d
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 .. 250,000 237,376
d
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 .. 1,075,000 962,570
d
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.2% , 5/01/30 .......................................... 440,000 417,159
d
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.75% , 5/01/40 ......................................... 2,100,000 1,889,851
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% ,
5/01/30 ........................................................ 470,000 440,568
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% ,
5/01/40 ........................................................ 750,000 647,829
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.3% , 5/01/26 .... 95,000 92,325
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .... 105,000 95,060
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 3% , 5/01/41 ..... 430,000 345,412
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,605,901
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,311,322
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 2.6% , 5/01/26 ................. 195,000 189,399
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 316,106
Assessments , Special Assessment , 2021 A-1 , 3.25% , 5/01/41 ................ 1,195,000 947,793
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,450,000 1,167,276
Assessments , Special Assessment , 2021 A-2 , 3.125% , 5/01/31 ............... 1,630,000 1,482,810
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 125,000 125,473
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 520,080
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 2,000,000 2,008,988
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 110,000 107,159
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 410,000 386,317
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 1,060,000 912,282
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 442,668
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 7,110,000
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,469,873
d
Longleaf Community Development District ,
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 850,000 876,396
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 1,160,000 1,198,094
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 124,954
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 399,241
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 521,203
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,292,192
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,500,000 2,586,606
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 6,003,879
LTC Ranch West Residential Community Development District ,
Assessment Area , Special Assessment , 2021 B , 3.25% , 5/01/31 ............... 1,935,000 1,808,934
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 649,389
Assessment Area 1 , Special Assessment , 2021 A , 3.45% , 5/01/41 ............. 1,250,000 1,044,866
Assessment Area 2 , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ........... 300,000 306,022
Assessment Area 2 , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ............. 305,000 309,991
Assessment Area 3 , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ........... 1,250,000 1,275,891
Assessment Area 3 , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ........... 1,375,000 1,405,153

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
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Principal
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a
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Municipal Bonds
(continued)
Florida (continued)
d
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... $ 250,000 $ 256,108
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 673,019
j
Malabar Springs Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 440,000 439,869
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 455,000 454,482
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 925,000 923,766
d
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,590,000 1,755,268
Mangrove Point & Mangrove Manor ,
Community Development District , Special Assessment , 2022 , 4% , 5/01/32 ....... 345,000 342,634
Community Development District , Special Assessment , 2022 , 4.25% , 5/01/42 ..... 1,130,000 1,058,273
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 695,000 710,278
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,475,000 1,482,098
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 2.4% , 5/01/26 ....................... 115,000 111,904
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 189,153
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 790,000 643,481
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 504,591
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 207,608
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 940,786
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 205,000 207,990
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 753,397
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,040,217
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,230,000 3,405,099
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 1,200,000 1,115,971
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 2.5% , 5/01/26 ................. 205,000 199,354
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 586,756
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,080,000 1,755,977
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 260,000 269,733
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 795,000 828,072
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,450,000 1,504,560
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 2.875% , 5/01/26 ............................. 180,000 176,216
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 475,351
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,105,042
d
Normandy Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 4.625% , 5/01/31 ......... 555,000 554,858
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.3% , 5/01/44 ........... 1,000,000 997,769
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.55% , 5/01/54 .......... 1,380,000 1,370,198
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 70,000 68,366
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 256,317
Assessment Area 2 , Special Assessment , 2021 A , 2.625% , 5/01/26 ............ 115,000 112,315
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 170,000 159,669
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 515,000 439,588
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 790,000 819,995
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 1,160,000 1,202,779
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 260,000 262,268
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,005,000 1,022,373
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,065,000 1,081,719

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
North AR-1 Pasco Community Development District, (continued)
Assessment Area 5 , Special Assessment , 2024 A , 4.875% , 5/01/31 ............ $ 585,000 $ 591,210
Assessment Area 5 , Special Assessment , 2024 A , 5.75% , 5/01/44 ............. 1,500,000 1,533,432
Assessment Area 5 , Special Assessment , 2024 A , 6% , 5/01/54 ................ 1,605,000 1,643,845
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 569,678
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,087,256
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 160,000 154,675
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 462,878
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 490,000 460,906
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 870,619
d
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 200,000 204,167
d
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,395,000 1,426,216
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3% , 5/01/25 ................... 155,000 154,007
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 855,000 820,265
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,056,649
Assessments , Special Assessment , 2020 A-2 , 4.2% , 5/01/35 ................. 660,000 644,437
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,500,000 1,621,772
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,955,000 5,095,960
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 425,000 431,700
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,144,653
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,422,049
d
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 164,949
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 304,581
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 1,985,053
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,535,917
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,303,257
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,500,000 1,702,870
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 1,032,546
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5% , 5/01/44 ............ 1,000,000 993,997
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5.3% , 5/01/55 ........... 670,000 667,129
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 318,058
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 585,013
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 473,951
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 555,000 563,008
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,542,710
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 841,279
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 1,605,000 1,624,803
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,103,543
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,573,052
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,650,000 1,662,939

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
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Municipal Bonds
(continued)
Florida (continued)
Parrish Lakes Community Development District, (continued)
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ $ 720,000 $ 725,567
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 135,000 131,608
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 219,302
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 667,416
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 130,000 132,470
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 485,000 496,423
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 770,000 787,026
Assessment Area 3 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 300,000 303,375
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/44 ................ 500,000 515,620
Assessment Area 3 , Special Assessment , 2024 , 6.05% , 5/01/54 ............... 1,330,000 1,374,072
Assessment Area 4 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 250,000 256,174
Assessment Area 4 , Special Assessment , 2024 , 5.875% , 5/01/54 .............. 375,000 385,115
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,498,042
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,672,594
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,115,000 1,141,861
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 926,796
d
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 65,000 63,178
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 216,131
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 880,435
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,097,384
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 673,916
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 138,363
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 1,022,969
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 144,448
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 691,754
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 360,000 381,489
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 1,000,000 1,059,025
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. 120,000 115,785
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 183,945
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 990,000 804,744
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,360,000 2,067,847
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 754,057
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 293,723
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 994,222
Reunion East Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 210,000 204,403
Special Assessment , 2021 , 2.85% , 5/01/31 .............................. 400,000 364,958
Special Assessment , 2021 , 3.15% , 5/01/41 .............................. 1,455,000 1,199,943
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 80,000 77,846
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 179,852
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 414,584
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,150,000 2,173,922

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
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Municipal Bonds
(continued)
Florida (continued)
Ridge at Apopka Community Development District, (continued)
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ $ 310,000 $ 319,447
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 559,529
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 324,621
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 849,086
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 920,000 852,827
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 920,000 791,269
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 894,678
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 535,947
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,391,340
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3% , 5/01/25 .................... 100,000 99,340
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 475,000 457,366
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 789,951
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 984,821
Assessments , Special Assessment , 2020 B , 4.25% , 11/01/35 ................. 195,000 187,272
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 781,397
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,043,552
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 810,000 808,146
f
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 184,941
Rivers Edge III Community Development District ,
d
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 300,000 277,353
d
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 653,482
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,965,484
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,685,000 1,491,684
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 408,530
Rolling Hills Community Development District ,
Assessment Area , Special Assessment , 2022 A-1 , 4% , 5/01/52 ............... 945,000 794,760
Assessment Area , Special Assessment , 2022 A-2 , Refunding , 3.65% , 5/01/32 .... 900,000 854,774
d
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,593,622
Rustic Oaks Community Development District , Assessments , Special Assessment ,
2022 , 3.2% , 5/01/32 ................................................ 1,000,000 923,918
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,092,978
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,733,349
d
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 737,252
d
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 224,050
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 240,117
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 588,476
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 282,635
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 414,052
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 452,762
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 1,565,000 1,587,579
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 3,066,103
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 176,010
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 333,081

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
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(continued)
Florida (continued)
Sanctuary Cove Community Development District, (continued)
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... $ 770,000 $ 691,403
Sandmine Road Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 300,000 293,655
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 996,066
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,781,140
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 155,000 150,728
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 432,800
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 1,045,684
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 2.875% , 5/01/26 .......................... 165,000 162,913
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 741,719
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 687,959
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 663,426
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 1,026,464
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,490,000 1,491,702
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,218,804
Savanna Lakes Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 403,828
d
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,088,466
Assessment Area 2 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 480,000 483,038
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 515,000 522,837
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,542,524
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,638,629
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,063,365
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,061,912
d
Assessment Area 3 , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ........... 260,000 262,242
d
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.55% , 5/01/44 .......... 700,000 712,661
d
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ......... 1,180,000 1,203,415
Sawyers Landing Community Development District ,
Special Assessment , 2021 , 3.75% , 5/01/31 .............................. 1,400,000 1,329,235
Special Assessment , 2021 , 4.125% , 5/01/41 ............................. 3,055,000 2,673,161
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 470,000 456,971
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,131,926
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... 2,155,000 2,239,996
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,875,000 1,956,032
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 295,000 292,551
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 585,000 579,686
Seagrove Community Development District , Special Assessment , 2024 , 5.2% , 6/15/54
390,000 390,338
d
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 1,012,295
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 65,000 65,593
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 723,647
d
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 297,573
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 385,181
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 703,834
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 584,540
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 290,000 293,929

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
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a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
Seminole Palms Community Development District, (continued)
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... $ 990,000 $ 1,026,494
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 1,000,000 1,034,429
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,765,958
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,627,010
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 361,816
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 908,311
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 1,000,000 1,024,039
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,490,000 1,525,333
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 250,000 240,159
Special Assessment , 2022 , 3% , 6/15/32 ................................. 765,000 706,000
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,514,678
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 253,732
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 1,013,301
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.125% , 11/01/25 .... 150,000 148,902
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 491,641
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,370,000 1,336,478
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,285,000 2,124,059
Assessment Area 2 , Special Assessment , 2021 , Refunding , 2.5% , 5/01/26 ....... 120,000 117,188
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 233,202
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.4% , 5/01/41 ....... 750,000 628,937
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 145,000 141,723
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 482,645
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 675,059
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,585,000 1,346,089
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 495,000 502,359
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,200,000 1,247,660
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,500,000 1,555,885
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 175,000 177,312
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 1,038,488
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... 2,535,000 2,613,469
d
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 920,000 933,072
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 1,075,000 1,090,064
Somerset Community Development District ,
Assessments , Special Assessment , 2022 , Refunding , 4% , 5/01/32 ............. 750,000 733,017
Assessments , Special Assessment , 2022 , Refunding , 4.2% , 5/01/37 ........... 1,000,000 957,248
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 458,389
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 515,590
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 165,093
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 418,519
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.4% , 5/01/26 ................. 215,000 209,952
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 376,931
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 960,480
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,210,000 1,289,629
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 1,000,000 1,021,070

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
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Principal
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Municipal Bonds
(continued)
Florida (continued)
Southern Groves Community Development District No. 5, (continued)
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. $ 1,035,000 $ 1,056,541
Stellar North Community Development District ,
Special Assessment , 2021 , 2.45% , 5/01/26 .............................. 75,000 72,947
Special Assessment , 2021 , 3% , 5/01/31 ................................. 235,000 216,706
Special Assessment , 2021 , 3.2% , 5/01/41 ............................... 820,000 661,912
d
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 155,000 150,422
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ 325,000 299,831
Special Assessment , 144A, 2021 , 3.5% , 6/15/41 .......................... 1,290,000 1,092,555
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 740,718
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,320,033
d
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 226,690
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 524,459
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,640,000 1,814,370
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 95,000 97,642
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 419,518
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 412,556
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 483,692
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 925,811
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,304,141
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 251,160
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 625,000 638,587
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 1,019,977
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 265,000 269,332
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 655,000 675,682
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 815,000 836,005
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 125,000 119,948
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 340,816
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 726,881
d
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 219,656
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 558,115
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 142,625
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 341,144
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 100,000 97,420
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 185,913
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 606,400
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 165,000 162,310
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 662,109
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 831,790
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 166,582
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 616,228
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,599,596
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 1,025,000 1,040,240
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,300,000 1,321,885

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
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Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% ,
5/01/32 ........................................................ $ 350,000 $ 362,192
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.4% , 5/01/42 ................................................... 920,000 951,399
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.5% , 5/01/52 ................................................... 1,725,000 1,772,552
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.2% ,
5/01/27 ........................................................ 245,000 245,225
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% ,
5/01/32 ........................................................ 460,000 465,302
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% ,
5/01/42 ........................................................ 1,000,000 1,018,718
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 170,876
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 687,031
Tern Bay Community Development District ,
Special Assessment , 2022 , 3.4% , 6/15/32 ............................... 1,650,000 1,556,633
Special Assessment , 2022 , 4% , 6/15/42 ................................. 2,000,000 1,819,179
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 3,700,000 3,812,611
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 245,000 236,251
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 689,495
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 203,387
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 810,000 698,782
Tolomato Community Development District ,
Assessment Area , Special Assessment , 2022 B , Refunding , 3% , 5/01/32 ........ 1,500,000 1,387,494
Assessment Area , Special Assessment , 2022 C , Refunding , 3.2% , 5/01/32 ....... 1,500,000 1,403,568
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 485,237
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 195,000 183,730
d
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 410,000 393,380
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 971,169
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 889,992
d
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 325,000 346,175
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,325,000 1,414,317
Tradition Community Development District No. 9 ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 200,000 194,426
Assessments , Special Assessment , 2021 , 2.7% , 5/01/31 .................... 445,000 402,439
d
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 235,000 228,822
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 814,490
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 229,145
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 625,377
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 110,000 106,006
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 409,882
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 3.125% ,
11/01/41 ....................................................... 1,190,000 957,662
Tuckers Pointe Community Development District ,
Master Infrastructure Project , Special Assessment , 2022 , 3.625% , 5/01/32 ....... 4,500,000 4,272,253
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 195,000 189,446

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
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Municipal Bonds
(continued)
Florida (continued)
Tuckers Pointe Community Development District, (continued)
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ $ 565,000 $ 528,740
Phase 1 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 1,505,000 1,362,623
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 740,000 758,215
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 513,226
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 522,399
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 522,518
Assessment Area 3 , Special Assessment , 2024 , 4.8% , 5/01/31 ................ 345,000 348,444
Assessment Area 3 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 1,000,000 1,020,078
Assessment Area 3 , Special Assessment , 2024 , 6% , 5/01/55 ................. 1,400,000 1,430,744
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 180,000 182,759
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,080,013
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,579,791
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 60,000 60,268
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 387,843
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,055,000 1,110,163
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,465,000 1,540,591
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,555,000 1,634,325
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,240,270
d
Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......................... 405,000 410,427
d
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 60,000 55,152
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 131,974
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,106,360
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,363,213
V-Dana Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 375,000 357,936
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,634,142
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 373,916
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,087,691
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 900,000 910,966
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,900,000 1,959,880
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 2,505,000 2,577,796
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,685,000 1,726,865
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,485,000 3,552,278
d
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 95,000 92,563
d
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 275,000 255,388
d
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 560,000 482,333
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 50,000 48,718
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 60,365
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 236,860
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 1,145,000 1,177,154
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 500,000 510,984
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... 1,630,000 1,663,076
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,948,035
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 628,632

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
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Municipal Bonds
(continued)
Florida (continued)
Verano No. 3 Community Development District, (continued)
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... $ 1,000,000 $ 1,076,675
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,587,311
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,059,628
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 260,410
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 400,000 388,408
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 726,327
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,412,835
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,572,962
Village Community Development District No. 13 ,
Phase III , Special Assessment , 2021 , 2.85% , 5/01/36 ....................... 1,645,000 1,443,655
Phase III , Special Assessment , 2021 , 3% , 5/01/41 ......................... 2,440,000 2,034,234
Phase III , Special Assessment , 2021 , 3.25% , 5/01/52 ....................... 5,200,000 4,045,752
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,700,000 12,224,360
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 200,000 184,868
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.45% , 5/01/42 ...... 550,000 455,294
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,170,000 990,135
Assessment Area 4 , Special Assessment , 2022 A , 4.625% , 5/01/27 ............ 100,000 100,543
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 256,278
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 722,816
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 240,000 233,914
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 611,382
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 430,000 449,162
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,295,000 1,337,674
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 692,835
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 495,000 509,369
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 110,000 107,760
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 237,113
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 600,998
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 325,000 335,089
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 620,000 639,687
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 665,000 701,327
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,736,869
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,410,000 1,454,665
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,385,851
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 855,481
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 2.4% , 5/01/26 .. 100,000 97,292
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 526,563
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,223,774
d
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 383,810
d
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 929,218
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 4.5% ,
5/01/31 ........................................................ 585,000 588,666
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.375% ,
5/01/44 ........................................................ 950,000 963,871

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Villages Improvement District, (continued)
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.625% ,
5/01/54 ........................................................ $ 1,000,000 $ 1,010,682
Unit of Development No. 7 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 105,000 102,182
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 185,423
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 673,157
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 245,000 262,022
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 625,714
Unit of Development No. 8 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 80,000 77,853
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 485,301
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,964,719
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 240,000 243,676
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,500,000 1,559,354
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,085,259
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 130,000 126,677
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 322,544
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 817,267
Assessment Area 2 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 565,000 571,223
Assessment Area 2 , Special Assessment , 2024 , 5.75% , 5/01/44 ............... 1,920,000 1,964,299
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 2,685,000 2,752,072
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,047,782
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,308,341
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 475,000 479,568
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 2,025,000 2,077,755
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 3,515,000 3,608,167
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 185,000 186,500
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,250,000 1,282,536
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,000,000 1,032,073
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 516,369
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 149,650
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 520,863
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 961,636
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 630,000 639,260
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 820,000 831,593
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 285,000 289,731
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,510,131
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,253,483
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 115,000 111,886
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 229,762
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 780,073
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 951,134
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 1,014,545
Windsor Cay Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,000,000 1,018,787
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 765,000 780,270
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 130,000 125,624

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
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Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. $ 645,000 $ 606,548
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,680,000 1,477,727
Zephyr Lakes Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 90,000 87,692
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 138,241
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 660,000 546,918
Assessment Area 2 , Special Assessment , 2021 , 4% , 5/01/51 ................. 935,000 787,078
837,803,553
Georgia 0.9%
d
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,602,662
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 8,634,465
d
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 9,681,661
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 4,610,000 4,973,400
d
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC , Revenue, Second Tier , 144A, 2021 B , 5% , 1/01/36 2,500,000 2,530,448
Signia Hotel Management LLC , Revenue, Second Tier , 144A, 2021 B , 5% , 1/01/54 7,500,000 7,131,115
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,250,939
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,375,487
44,180,177
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,330,375
Illinois 1.4%
Illinois Finance Authority ,
d
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.5% , 8/01/43 ........ 500,000 540,086
d
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,185,386
d
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 11,932,679
d
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 3,685,000 3,684,916
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,228,065
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 9,505,689
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 10,446,365
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 2,080,000 2,183,020
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2010 B-1 ,
Refunding , AGMC Insured , Zero Cpn., 6/15/45 .......................... 18,100,000 7,221,158
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ...............................
4,645,000 5,158,267
d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 9,204,082
d
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 1,535,000 1,502,573
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,506,726
68,299,012

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 0.4%
d
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... $ 2,740,000 $ 2,316,084
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,467,002
d
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,775,274
d
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,994,474
Indiana Finance Authority ,
SFP-PUFW I LLC , Revenue , 2024 C , 5.75% , 7/01/64 ....................... 1,730,000 1,697,259
University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..................... 4,000,000 3,894,911
d
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,995,181
22,140,185
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 2,047,208
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,136,010
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,722,077
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 6,999,364
11,904,659
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,335,000 1,335,413
Kentucky 0.7%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,790,089
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,861,740
d
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 19,650,000 15,698,747
33,350,576
Louisiana 1.5%
Juban Trails Community Development District ,
Special Assessment , 2022 , 3.375% , 6/01/27 ............................. 15,000 14,638
Special Assessment , 2022 , 4.25% , 6/01/51 .............................. 1,235,000 1,079,631
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. 190,000 184,395
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 625,160
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,255,353
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,705,323
Special Assessment , 2022 , 5.375% , 6/01/42 ............................. 730,000 746,542
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,457,423
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,825,000 1,932,408
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4% , 12/01/40 ........................................... 2,970,000 2,612,683
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4.25% , 12/01/50 ........................................ 5,665,000 4,801,392
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,550,000 2,421,006
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 4,032,776 3,834,421
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 2,105,000 1,970,523
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 5,510,000 5,545,121
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,640,000 1,689,634

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
d
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Patriot Services Group Obligated Group , Revenue , 144A, 2021 C , 5.5% , 10/01/61 . $ 6,300,000 $ 5,303,706
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 1,490,000 1,578,909
d
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,825,048
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 4,186,396
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 9,091,808
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,018,508
St. Tammany Parish Finance Authority ,
Christwood Obligated Group , Revenue , 2014 , Refunding , 5.25% , 11/15/29 ....... 1,200,000 1,200,552
Christwood Obligated Group , Revenue , 2014 , Refunding , 5.25% , 11/15/37 ....... 1,650,000 1,629,775
74,710,355
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 750,000 725,015
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.75% ,
7/01/39 ........................................................ 1,410,000 1,290,088
Urbana Community Development Authority , Special Tax , 2020 B , Refunding , 4% ,
7/01/40 ........................................................ 315,000 297,979
d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,714,706
11,027,788
Massachusetts 0.0%
†
d
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/54 .................. 1,200,000 1,232,754
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,100,000 1,121,324
2,354,078
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,022
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
1,115,000 1,117,172
Kalamazoo Economic Development Corp. ,
d
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 700,000 681,562
d
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,516,469
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/43 1,120,000 1,076,498
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 8,012,323
d
Michigan Finance Authority , Revenue , 144A, 2014 , 6.75% , 7/01/44 .............. 1,695,000 1,665,560
d
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 570,000 554,986
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 807,623
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,151,817
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,585,052
21,184,084

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. $ 2,800,000 $ 2,642,733
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 950,796
d
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 1,300,000 1,298,466
4,891,995
Mississippi 0.5%
d
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 833,226
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/35 800,000 738,269
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 777,448
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/41 3,000,000 2,536,635
Mississippi Home Corp. ,
d
Revenue , 144A, 2023 A-2 , 12% , 12/01/33 ............................... 875,000 859,479
d
Revenue , 144A, 2023 B-2 , 8% , 12/01/38 ................................ 4,390,000 4,218,663
d
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4.5% , 6/01/62 . 7,000,000 5,441,321
d
Patriot Services Group Obligated Group , Revenue , 144A, 2021 C-5 , 5.1% , 6/01/62 8,000,000 6,342,584
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.65% , 6/01/62 .................................................. 5,515,000 4,410,609
26,158,234
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... 3,580,000 3,656,281
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 2,500,000 2,459,046
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 920,854
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 3,042,777
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,450,000 3,525,807
13,604,765
Nevada 1.0%
City of Henderson ,
Local Improvement District No. T-16 , Special Assessment , 2005 , 5.125% , 3/01/25 . 300,000 299,187
Local Improvement District No. T-18 , Special Assessment , 2016 , Refunding , 4% ,
9/01/32 ........................................................ 1,700,000 1,651,730
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 7,280,000 7,359,677
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 180,000 170,853
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 185,000 174,080
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 185,000 172,254
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 440,000 398,111
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 200,000 181,049
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 965,000 805,447
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,495,000 1,506,110
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 945,000 949,576
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 425,000 392,114
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 690,000 598,207
Special Improvement District No. 815 , Special Assessment , 2020 , 4.75% , 12/01/40 965,000 958,034
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 520,000 441,397

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a a
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a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
City of Las Vegas, (continued)
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . $ 820,000 $ 650,966
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 635,000 494,977
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,410,000 1,022,603
d
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,585,000 1,608,698
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,785,000 1,833,835
d
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 12,500,000 1,789,970
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5% , 2/01/26 535,000 537,962
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 983,539
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 1,975,000 1,987,138
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 315,000 270,724
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 750,000 609,576
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 500,000 438,915
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 775,000 792,291
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/43 ..... 1,000,000 998,855
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 1,000,000 1,004,989
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 300,000 300,125
State of Nevada Department of Business & Industry ,
i
DesertXpress Enterprises LLC , Revenue , 2020 A-4 , Mandatory Put , 8.125% , 8/15/25 13,150,000 13,275,889
d,f
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 7,864,041 1,258,247
d,f
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 8,654,121 1,384,659
47,301,784
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 100,000 96,475
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,309,995
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,513,568
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 5,253,674
10,173,712
New Jersey 1.3%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,201,282
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,535,641
d,f
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 3,000,000 2,079,440
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , Zero Cpn., 12/15/38 .............................................. 46,750,000 26,541,882
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ............................. 7,000,000 7,256,664
Revenue , 2018 B , Refunding , 5% , 6/01/46 ............................... 17,000,000 17,160,398
63,775,307
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. 500,000 500,655
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 450,003

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a a
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a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico (continued)
Lower Petroglyphs Public Improvement District, (continued)
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. $ 1,205,000 $ 1,200,371
2,151,029
New York 3.1%
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 4,765,000 4,834,591
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 13,560,250
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 10,442,289
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 29,500,000 31,023,262
Revenue , 2020 D , 4% , 11/15/50 ....................................... 11,500,000 11,012,955
New York Liberty Development Corp. ,
d
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.375% , 11/15/40 . 7,500,000 7,513,140
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 23,000,000 26,892,184
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,335,145
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 13,505,000 13,504,474
d
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 56,000,000 16,650,816
Suffolk Regional Off-Track Betting Co. ,
Revenue , 2024 , 5.75% , 12/01/44 ...................................... 5,000,000 5,234,329
Revenue , 2024 , 6% , 12/01/53 ........................................ 7,175,000 7,540,921
153,544,356
North Dakota 0.1%
County of Burleigh ,
University of Mary , Revenue , 2016 , 5.1% , 4/15/36 ......................... 3,550,000 3,569,476
University of Mary , Revenue , 2016 , 5.2% , 4/15/46 ......................... 3,130,000 3,109,725
d ,f
County of Grand Forks ,
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 6.625% , 12/15/31 .......... 2,875,000 29
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% , 12/15/43 ............. 14,000,000 140
6,679,370
Ohio 3.0%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 22,060,000 20,308,584
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,721,509
Cleveland-Cuyahoga County Port Authority ,
d
Flats East Bank TIF District , Tax Allocation , 144A, 2021 B , Refunding , 4.5% , 12/01/55 1,500,000 1,323,234
d
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,150,000 973,405
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 700,000 722,759
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.5% , 12/01/43 ...... 700,000 719,803
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 9,094,368
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,969,908
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 8,614,177
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 11,027,813
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 18,622,769
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,364,235
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,194,004

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
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a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... $ 2,570,000 $ 2,489,224
Ohio Housing Finance Agency ,
Revenue , 2023 C , 8% , 8/01/34 ........................................ 1,000,000 1,039,705
d
Middletown Phase Two LP , Revenue , 144A, 2023 C , 8% , 9/01/39 .............. 1,400,000 1,492,631
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 40,831,532
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 968,433
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 932,360
d
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 4,924,640
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 14,328,470
148,663,563
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,019,662
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 6,500,000 6,569,967
7,589,629
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 505,766
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,252,814
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,504,457
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,391,716
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,582,696
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 4,945,684
15,183,133
Pennsylvania 2.1%
d
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 5,043,043
Center City Investment Corp. , Revenue , 144A, 2022 , 5.25% , 5/01/42 ........... 6,070,000 6,118,308
Berks County Industrial Development Authority ,
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/29 ........ 460,000 333,730
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/31 ........ 5,000,000 3,627,500
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/32 ........ 2,845,000 2,064,047
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/34 ........ 1,735,000 1,258,742
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/39 ........ 455,000 330,103
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/47 ........ 4,725,000 3,427,987
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/50 ........ 1,135,000 823,443
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/50 ........ 1,000,000 725,500
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2012 A , 5% , 11/01/40 ............... 1,300,000 943,150
Tower Health Obligated Group , Revenue , 2012 A , 4.25% , 11/01/41 ............. 235,000 170,493
Tower Health Obligated Group , Revenue , 2012 A , 5% , 11/01/44 ............... 1,100,000 798,050
d
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,220,000 3,693,141

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
d
Chester County Industrial Development Authority, (continued)
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... $ 325,000 $ 325,735
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 900,000 875,839
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,650,497
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 4,232,498
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 1,004,476
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,170,935
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 4,346,564
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,816,723
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 919,739
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,000,000 1,005,018
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 3,500,000 3,507,015
Lehigh County Industrial Development Authority ,
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/31 ............ 665,000 636,770
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/51 ............ 2,385,000 1,859,713
Pennsylvania Turnpike Commission ,
Revenue , B-2 , Zero Cpn., 12/01/37 .................................... 20,000,000 19,822,474
Revenue , B-2 , Zero Cpn., 12/01/40 .................................... 25,075,000 24,233,679
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,650,157
102,415,069
South Carolina 1.4%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,116,642
d
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,685,409
South Carolina Jobs-Economic Development Authority ,
d
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 14,400,000 11,612,340
d
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 25,550,000 19,465,876
d
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,471,188
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,719,085
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 3,461,627
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 11,028,385
69,560,552
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 6,580,184
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,907,996
8,488,180
Tennessee 1.4%
d
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 1,018,589
Cleveland Forward Phase Two LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 1,018,589
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/27 ................................................... 19,365,000 17,528,840

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
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Principal
Amount
a
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a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Johnson City Health & Educational Facilities Board, (continued)
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/28 ................................................... $ 19,400,000 $ 16,924,954
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/29 ................................................... 19,365,000 16,262,022
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/30 ................................................... 19,370,000 15,588,807
68,341,801
Texas 10.9%
d
Arlington Higher Education Finance Corp. , BASIS Texas Charter Schools, Inc. ,
Revenue , 144A, 2024 , 4.875% , 6/15/59 ................................. 1,000,000 999,095
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,403,680
Central Texas Regional Mobility Authority ,
Revenue , 2010 , Zero Cpn., 1/01/35 .................................... 3,000,000 2,033,186
Revenue , 2010 , Zero Cpn., 1/01/37 .................................... 2,500,000 1,519,457
Revenue , 2010 , Zero Cpn., 1/01/38 .................................... 2,405,000 1,390,923
Revenue , 2010 , Zero Cpn., 1/01/39 .................................... 2,545,000 1,382,397
d
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. 972,000 997,525
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,956,359
Meadow Vista Public Improvement District Improvement Area 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/44 ......................................... 850,000 855,559
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 279,439
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 781,816
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/31 ............................... 157,000 150,956
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/51 ................................ 503,000 483,947
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 768,737
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,104,245
d
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,102,715
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,639,059
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 852,000 873,292
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,872,403
d
City of Boyd ,
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.125% , 9/15/43 ....................................... 690,000 697,122
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/53 ......................................... 1,408,000 1,423,955
City of Celina ,
d
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 481,088
d
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,333,202
d
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 779,472

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ $ 1,764,000 $ 1,795,830
d
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 213,202
d
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 586,000 590,222
d
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/43 ....................................... 1,624,000 1,656,239
d
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,741,000 1,767,682
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 431,000 434,312
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,588,943
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 195,000 193,553
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 372,327
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 505,680
d
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ 500,000 460,540
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 245,000 229,284
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 200,336
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 680,055
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 405,000 407,293
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.125% , 9/01/43 ................................................. 1,225,000 1,225,692
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,872,762
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 440,000 443,219
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 827,533
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 1,027,118
d
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 229,976
d
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 1,019,121
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 245,000 241,699
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... 473,000 458,764
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4.25% , 9/01/41 ......... 2,015,000 1,882,387
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 145,000 140,718
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 139,227
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 1,027,947
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,532,006

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
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Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 $ 2,000,000 $ 2,045,425
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 216,289
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 305,029
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 865,860
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,791,000 1,533,379
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 92,000 87,234
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 222,958
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 948,763
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 491,000 497,448
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... 1,169,000 1,198,830
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,534,723
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 234,000 237,029
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 820,795
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,334,322
d
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 369,187
d
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 427,709
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 140,293
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 317,718
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 815,105
d
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 142,264
d
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 315,108
d
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 501,701
d
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,338,622
d
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 398,965
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 162,381
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,134,368
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/15/51 .............................. 750,000 747,395
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 554,359

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
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Principal
Amount
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Crandall, (continued)
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. $ 5,000,000 $ 5,258,638
River Ridge Public Improvement District Single-Family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 256,000 263,080
River Ridge Public Improvement District Single-Family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,865,357
d
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , Zero
Cpn., 12/01/62 .................................................... 173,330,000 12,280,136
d
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,444,000 1,411,790
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. 269,000 275,665
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. 764,000 774,649
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,232,405
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. 608,000 606,419
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 871,027
d
City of Decatur , Vista Park Public Improvement District No. 1 Improvement Area No. 1 ,
Special Assessment , 144A, 2023 , 6.875% , 9/15/54 ......................... 2,160,000 2,236,522
d
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,435,099
d
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 395,000 397,922
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,225,760
d
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 365,010
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 1,001,964
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/51 ................................ 1,172,000 952,650
d
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ 200,000 193,697
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 658,287
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,609,929
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 803,692
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,365,010
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 115,158
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 594,920
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 853,779
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,647,293

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
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Municipal Bonds
(continued)
Texas (continued)
d
City of Fate, (continued)
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ $ 2,500,000 $ 2,580,662
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 515,000 492,851
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.625% , 8/15/40 ....................................... 1,163,000 1,087,383
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.875% , 8/15/50 ....................................... 1,772,000 1,651,650
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.25% , 8/15/42 .................................................. 1,204,000 1,114,030
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 972,463
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 275,000 277,000
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 357,000 359,902
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,301,241
d
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 845,000 768,343
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 1,024,439
d
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 1,150,000 1,157,965
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,273,650
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,646,740
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 965,000 968,850
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,532,709
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,942,406
d
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 389,609
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 965,406
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 642,152
d
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 191,000 183,683
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 134,281
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 1,041,241
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 500,000 455,737
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 435,000 385,779

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
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Municipal Bonds
(continued)
Texas (continued)
d
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 2.5% , 9/01/26 ............................... $ 138,000 $ 133,285
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 241,464
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 875,852
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
2.75% , 9/01/26 .................................................. 171,000 165,892
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 366,447
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 883,331
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,925,015
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 206,000 189,979
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 440,879
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 944,569
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 879,836
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 2,000,000 2,052,479
d
City of Justin ,
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 438,135
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,288,742
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 203,662
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 595,411
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 773,229
d
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 204,802
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 466,306
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 6% , 9/15/52 . 93,000 96,813
City of Kyle ,
d
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... 1,380,000 1,106,925
d
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 373,812
d
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.625% , 9/01/40 ....................................... 1,310,000 1,140,445
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.75% , 9/01/26 ........................................ 125,000 122,710
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 501,994
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,271,696
d
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,308,859

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
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Principal
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
d
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... $ 1,396,000 $ 1,440,136
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 406,930
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 178,301
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/43 ............................... 678,000 690,170
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,274,273
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,131,452
d
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 480,354
d
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. 1,185,000 1,093,851
d
Plum Creek North Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.625% , 9/01/41 ............................. 1,092,000 1,057,418
d
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,248,211
d
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ 3,000,000 3,051,312
d
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 1,400,000 1,489,658
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 279,682
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.75% , 9/01/42 .......................... 1,045,000 882,116
d
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 570,642
d
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,163,525
d
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,782,239
d
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,291,401
d
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 500,000 496,274
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 972,644
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 2,046,507
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/15/52 ....................................... 2,500,000 2,140,228
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 305,000 298,034
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 436,839
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 933,693
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,500,000 1,540,130
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 486,291
d
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,718,379

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
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(continued)
Texas (continued)
d
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ $ 361,000 $ 347,033
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.125% ,
9/01/32 ........................................................ 750,000 692,085
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,444,561
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 225,000 216,876
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 254,379
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.125% , 9/01/42 ............................. 1,097,000 963,523
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.375% , 9/01/52 ............................. 1,705,000 1,470,900
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 235,377
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 783,988
d
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 250,000 251,734
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 330,118
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 301,612
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 589,692
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/26 ............................. 135,000 128,790
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 224,095
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 279,579
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 565,354
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 736,498
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 818,788
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. 1,225,000 1,037,667
d
City of Marble Falls ,
k
Thunder Rock Public Improvement District Improvement Area 2A , Special
Assessment , 144A, 2024 , 6.625% , 9/01/54 ............................. 1,200,000 1,198,694
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 325,695
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 895,126
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,277,227
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 144,430
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 412,139
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 583,909

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Marble Falls, (continued)
k
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.375% , 9/01/44 ....................................... $ 1,000,000 $ 998,783
k
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.625% , 9/01/54 ....................................... 1,750,000 1,748,091
d
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... 105,000 100,695
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 506,893
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 712,576
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 255,714
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.75% , 9/15/52 ........................................ 3,125,000 3,145,925
d
City of Mesquite ,
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ 647,000 651,855
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 3,021,000 3,062,255
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 5,057,883
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 762,724
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,232,325
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 1,032,864
d
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ 410,000 378,977
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/15/41 ................................................. 1,105,000 947,702
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
4.125% , 9/15/51 ................................................. 1,635,000 1,347,580
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 230,000 229,242
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 403,354
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.75% , 9/15/32 .............................. 625,000 624,669
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/42 .............................. 1,516,000 1,508,222
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.375% , 9/15/52 ............................. 2,509,000 2,513,844
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 309,000 310,450
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 764,597
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,410,000 1,444,075
d
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 531,459
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 514,742

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/26 ............................. $ 141,000 $ 136,840
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. 320,000 303,507
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 795,185
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,300,946
d
City of Oak Point ,
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 4.7% , 9/15/31 .............................................. 249,000 250,438
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.35% , 9/15/44 ............................................. 170,000 170,125
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 160,000 160,118
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 278,942
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 1,024,826
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 895,349
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 143,035
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 643,000 505,228
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 4% , 9/01/51 ................................ 987,000 830,918
d
City of Pilot Point ,
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 204,537
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 810,114
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,450,000 1,471,496
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 203,365
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,148,460
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 306,803
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 759,482
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,303,000 1,322,317
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 510,312
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 4,080,242
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 945,357
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 835,253
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 4,130,769
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,663,289

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a a
Principal
Amount
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. $ 7,750,000 $ 6,478,727
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,277,000 1,895,924
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,067,871
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,330,120
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,335,751
City of Princeton ,
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
2.875% , 9/01/25 ................................................. 54,000 53,372
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 168,864
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 567,646
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 798,612
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 180,000 178,709
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 272,970
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,139,000 996,078
d
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 2.5% ,
9/01/26 ........................................................ 60,000 58,281
d
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 116,054
d
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 264,691
d
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 361,176
d
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 382,000 387,518
d
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/01/42 ....................................... 850,000 849,300
d
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,167,989
d
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,232,422
k
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
2024 , 4.25% , 9/01/31 ............................................. 302,000 301,877
k
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
2024 , 5% , 9/01/44 ................................................ 713,000 713,606
k
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
2024 , 5.25% , 9/01/54 ............................................. 491,000 488,554
d
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,029,736
d
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 2,042,243
d
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,030,548
d
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,415,178
d
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. 1,380,000 1,436,848

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a a
Principal
Amount
a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Princeton, (continued)
d
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ $ 250,000 $ 249,037
d
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 2,055,653
d,k
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 875,000 876,021
d,k
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.375% , 9/01/54 ............................................ 225,000 224,723
d
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 185,825
d
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 402,695
d
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 565,872
d
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 98,258
d
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 404,064
d
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 513,838
d
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 467,587
d
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,011,000 1,011,666
d
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,212,254
d
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. 145,000 139,056
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 314,694
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 404,911
d
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 3.75% , 9/15/31 ........................ 300,000 283,795
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 4.125% , 9/15/41 ....................... 600,000 535,553
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 4.25% , 9/15/51 ........................ 1,000,000 841,940
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 200,000 191,623
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 728,107
d
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 211,442
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. 590,000 537,907
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 637,506
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 603,008
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,308,094
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 205,724

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Royse City, (continued)
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.875% , 9/15/40 ............................. $ 375,000 $ 363,119
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 5.125% , 9/15/50 ............................. 575,000 560,529
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 422,891
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 1,049,802
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,521,289
Liberty Crossing Public Improvement District Improvement Area 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/15/44 ............................. 716,000 716,297
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,107,000 1,150,780
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 1,022,562
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,424,781
d
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 750,000 782,928
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 376,326
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 927,593
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ 1,485,000 1,271,196
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 200,000 206,494
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,800,000 1,811,665
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,214,064
City of San Marcos ,
d
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,307,116
Whisper Public Improvement District , Special Assessment , 2020 , 4.375% , 9/01/25 . 160,000 160,451
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 307,818
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,326,013
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,319,891
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 300,000 294,839
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 412,654
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4.5% ,
9/01/51 ........................................................ 1,621,000 1,445,894
d
City of Santa Fe ,
Mulberry Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.875% , 9/01/42 ................................................. 508,000 493,941
Mulberry Farms Public Improvement District , Special Assessment , 144A, 2022 , 5% ,
9/01/52 ........................................................ 858,000 826,234
d
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 381,000 376,334
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 645,598

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Sinton, (continued)
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. $ 1,000,000 $ 986,469
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,224,688
d
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 1,021,126
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,357,292
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 285,000 267,113
d
City of Uhland , Watermill Public Improvement District , Special Assessment , 144A,
2022 , 6.625% , 9/01/52 .............................................. 3,000,000 3,169,498
d
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 1,020,552
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 1,035,926
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
2.625% , 9/15/26 ................................................. 120,000 115,913
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 171,000 156,067
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 1,005,000 831,597
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/15/51 ........................................................ 1,832,000 1,553,784
d
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 309,438
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ 2,395,000 2,429,848
d
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 129,000 124,239
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 271,000 244,419
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3.25% , 9/01/41 ...... 1,006,000 807,874
d
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... 450,000 374,802
d
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 91,559
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 679,371
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,444,321
d
County of Medina ,
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,155,765
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 815,000 778,625
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 748,523
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,129,744
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 125,000 121,834

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
County of Medina, (continued)
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... $ 400,000 $ 385,119
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 1,014,902
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,818,365
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,717,137
d
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 395,000 398,024
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,433,469
f
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512
New Hope Cultural Education Facilities Finance Corp. ,
f
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 15,400
f
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 715,400
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,500,187
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 5,014,894
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,539,877
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,321,576
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 30,000,000 29,362,500
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,648,376
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 11,831,680
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,500,000 2,296,201
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 428,476
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,138,902
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 15,270,000 15,337,542
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Third Tier , 2019 C ,
6% , 12/01/54 ................................................... 6,185,000 6,184,944
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,225,000 2,969,561
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,015,000 896,184
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 1,180,000 957,722
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 4,400,000 3,467,483
d
North Parkway Municipal Management District No. 1 ,
Special Assessment , 144A, 2021 , 3.625% , 9/15/26 ......................... 1,000,000 998,277
Special Assessment , 144A, 2021 , 4.75% , 9/15/41 ......................... 5,000,000 4,957,125
Special Assessment , 144A, 2021 , 5% , 9/15/51 ............................ 4,250,000 4,216,220
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 3.625% , 9/15/31 ............................................ 250,000 236,113
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 4% , 9/15/41 ................................................ 1,000,000 915,887
North Texas Tollway Authority ,
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... 7,500,000 3,846,125
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 12,381,281
d
Northwood Municipal Utility District No. 1 ,
GO , 144A, 2020 , Refunding , 3.5% , 8/01/25 .............................. 295,000 293,238
GO , 144A, 2020 , Refunding , 4% , 8/01/31 ................................ 1,070,000 1,071,003

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. $ 5,075,000 $ 4,253,082
f
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,600,000
South Manvel Development Authority ,
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5% ,
4/01/38 ........................................................ 500,000 505,122
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5% ,
4/01/43 ........................................................ 1,355,000 1,339,740
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5.25% ,
4/01/50 ........................................................ 1,395,000 1,397,641
Texas Department of Housing & Community Affairs , Revenue , 2024 C , GNMA Insured ,
5% , 1/01/49 ...................................................... 5,285,000 5,439,610
d
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 525,000 510,364
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 703,319
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 717,099
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,128,087
d
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 444,177
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,391,210
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.375% ,
9/15/52 ........................................................ 2,400,000 2,399,980
d
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 139,000 135,832
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 191,065
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 446,399
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 749,295
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,863,401
d
Town of Providence Village ,
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5% , 9/01/44 ................................ 270,000 268,097
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/54 .............................. 187,000 184,964
d
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ 843,000 852,196
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ 750,000 759,223
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 305,718
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 878,847
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,236,264
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 231,011
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 349,200
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 394,368

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Viridian Municipal Management District, (continued)
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. $ 835,000 $ 647,053
542,226,606
Utah 0.5%
Military Installation Development Authority ,
Military Recreation Assessment Area , Revenue , 2021 A-1 , 4% , 6/01/52 ......... 3,000,000 2,528,930
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/36 ......... 2,250,000 2,086,869
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/41 ......... 5,000,000 4,498,912
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/52 ......... 18,495,000 15,590,854
d
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 463,811
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 757,992
25,927,368
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,590,780
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 4,083,966
d
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 11,077,371
18,752,117
Washington 1.3%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,156,531
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
385,000 417,069
i
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 7.609% , 3/01/27 ......................... 23,250,000 23,288,539
d
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 11,413,602
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 4,147,608
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 2,064,635
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,515,327
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 8,089,168
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 5,506,855
66,599,334
West Virginia 0.1%
d
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 1,000,000 1,078,716
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 2,000,000 2,154,958
3,233,674
Wisconsin 2.8%
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 4% , 12/01/40 ..................... 1,070,000 911,342
2017 IAVF Rubix LLC , Revenue , 2020 A , 4.25% , 12/01/50 ................... 7,225,000 5,928,355

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. $ 7,900,000 $ 7,961,512
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/45 .......... 1,805,000 1,813,820
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 4,322,598
d
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,606,036
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,622,482
d
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/40 ................... 815,000 824,729
d
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,358,873
d
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 816,582
d
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 4,146,102
d
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 10,300,424
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/39 .. 1,230,000 1,242,437
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 7,600,000 7,357,713
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 1,920,000 1,817,426
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 7,450,000 7,847,909
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 280,222
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 820,626
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 1,014,580
d
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 C , 4.6% , 12/01/37 5,460,000 4,818,050
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/37 ............................................ 1,000,000 1,002,219
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,709,108
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 12,135,158
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 4% , 10/15/31 .......... 185,000 173,710
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 541,042
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 1,024,272
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , Zero Cpn., 12/01/45 ... 11,680,000 8,171,442
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/31 ............. 590,000 592,445
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 2,090,123
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,243,113
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,498,289
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,822,029
d
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... 2,000,000 2,036,694
d
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,865,000 1,844,484
d,i
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-1 , Mandatory Put ,
3.5% , 12/01/35 .................................................. 2,000,000 1,707,878
d,i
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-2 , Mandatory Put ,
4% , 12/01/35 ................................................... 18,000,000 15,851,428
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 140,000 131,603
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 271,851
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 853,550
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 5,656,055
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 674,282
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 1,000,000 1,033,736
136,876,329
U.S. Territories 7.7%
District of Columbia 0.8%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , Zero
Cpn., 6/15/46 ..................................................... 175,000,000 39,659,480

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
$ 5,625,000 $ 5,477,889
Puerto Rico 6.8%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
2,500,000 2,529,030
Commonwealth of Puerto Rico ,
l
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 1
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 2,166,031 2,399,971
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 15,191,884 14,994,041
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 31,512,915 30,830,074
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 18,434,144 17,520,927
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 6,799,278 6,313,363
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 2,011,366 1,355,616
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
32,301,114 31,493,586
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
1,239,120 1,239,440
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
575,050 577,328
d
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,374,246
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 26,750,000 27,262,466
f
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 2,520,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 2,520,000
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 2,310,000
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... 25,000,000 10,562,500
Revenue , 2013 A , 6.75% , 7/01/36 ..................................... 29,750,000 12,569,375
Revenue , 2013 A , 7% , 7/01/43 ........................................ 5,000,000 2,112,500
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 2,310,000
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 835,590
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 995,247
Revenue , XX , 5.75% , 7/01/36 ........................................ 23,620,000 9,979,450
Revenue , XX , 5.25% , 7/01/40 ........................................ 10,895,000 4,603,137
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 1,381,057 1,368,554
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 10,533,091 10,434,372
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 55,915,000 56,162,284
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/46 ............................. 25,400,000 8,564,715
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 206,837,000 50,760,344
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 11,867,896
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 6,000,000 5,937,058
335,303,111
Total U.S. Territories .................................................................... 380,440,480
Total Municipal Bonds (Cost $ 4,540,737,460 ) ...................................
4,483,450,897
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 6,159,207 4,927,366
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
4,927,366
Total Long Term Investments (Cost $ 4,788,788,963 ) .............................
4,716,303,638
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
Short Term Investments 3.9%
a a
Principal
Amount
a
Value
Municipal Bonds 3.9%
Colorado 0.3%
m
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 4% , 12/01/52 $ 12,300,000 $ 12,300,000
Connecticut 0.0%
†
m
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 3.75% , 7/01/36 ........................... 400,000 400,000
Massachusetts 0.0%
†
m
Massachusetts Health & Educational Facilities Authority , Baystate Total Home Care,
Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN and Put , 3.8% , 7/01/39 .. 1,295,000 1,295,000
Michigan 0.0%
†
m
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.75% , 12/01/24 ..
600,000 600,000
Minnesota 0.3%
m
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.8% , 11/15/48 ..... 13,400,000 13,400,000
m
Midwest Consortium of Municipal Utilities , Revenue , 2005 B , LOC US Bank NA , Daily
VRDN and Put , 2.95% , 10/01/35 ...................................... 300,000 300,000
13,700,000
New York 1.5%
m
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4% , 10/01/46 .............
11,400,000 11,400,000
m
Metropolitan Transportation Authority , Revenue , 2005 D-2 , LOC Bank of Montreal , Daily
VRDN and Put , 3.85% , 11/01/35 ...................................... 18,800,000 18,800,000
m
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 4% , 1/01/34 .. 3,600,000 3,600,000
m
New York City , Water & Sewer System , Revenue , 2007 CC-2 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 3.9% , 6/15/38 ............................ 27,300,000 27,300,000
m
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase Bank NA , Daily
VRDN and Put , 4% , 6/15/50 ........................................ 5,500,000 5,500,000
Water & Sewer System , Revenue , 2021 EE-1 , SPA US Bank NA , Daily VRDN and
Put , 3.6% , 6/15/45 ............................................... 3,800,000 3,800,000
70,400,000
North Carolina 0.7%
m
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 C , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 3.95% , 1/15/37 .......................... 12,200,000 12,200,000
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.95% , 1/15/48 ................................. 23,750,000 23,750,000
35,950,000
Ohio 0.2%
m
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 3.8% , 12/01/54 ................................. 11,100,000 11,100,000
Oregon 0.2%
m
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 3.55% , 8/01/34 ................................. 4,625,000 4,625,000
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 3.8% , 8/01/34 .................................. 5,400,000 5,400,000
10,025,000
Pennsylvania 0.3%
m
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.9% , 9/01/45 ............... 10,135,000 10,135,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Pennsylvania (continued)
m
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 3.6% , 6/01/35 $ 4,200,000 $ 4,200,000
14,335,000
Tennessee 0.4%
m
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA JPMorgan
Chase & Co. , Daily VRDN and Put , 4.05% , 6/01/42 ........................ 19,400,000 19,400,000
Virginia 0.0%
†
m
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.8% ,
10/01/48 ........................................................ 100,000 100,000
m
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2024 B-1 , Refunding , LOC Truist Bank , Daily VRDN and Put , 3.75% ,
1/01/54 ......................................................... 1,400,000 1,400,000
1,500,000
Total Municipal Bonds (Cost $ 191,005,000 ) .....................................
191,005,000
Total Short Term Investments (Cost $ 191,005,000 ) ...............................
191,005,000
a
Total Investments (Cost $ 4,979,793,963 ) 99.2% ..................................
$4,907,308,638
Other Assets, less Liabilities 0.8% .............................................
43,624,450
Net Assets 100.0% ...........................................................
$4,950,933,088
See Abbreviations on page 152 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $1,612,485,054, representing 32.6% of net assets.
e
See Note 9 regarding restricted securities.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
g
See Note 1(c) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
The maturity date shown represents the mandatory put date.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
k
Security purchased on a when-issued basis. See Note 1(b).
l
The coupon rate shown represents the rate at period end.
m
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.64 $10.41 $11.48 $11.84 $12.20 $11.47
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.23 0.22 0.28 0.31
Net realized and unrealized gains (losses) 0.05 0.23 (1.07) (0.36) (0.37) 0.74
Total from investment operations ........ 0.20 0.50 (0.84) (0.14) (0.09) 1.05
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.23) (0.22) (0.27) (0.32)
Net asset value, end of period .......... $10.69 $10.64 $10.41 $11.48 $11.84 $12.20
Total return
d
....................... 1.89% 4.88% (7.32)% (1.24)% (0.71)% 9.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.89% 0.89% 0.88% 0.86% 0.87%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90% 0.89% 0.89% 0.88% 0.86% 0.87%
Net investment income ............... 2.75% 2.60% 2.20% 1.83% 2.31% 2.64%
Supplemental data
Net assets, end of period (000’s) ........ $47,297 $49,501 $54,360 $64,555 $58,926 $44,347
Portfolio turnover rate ................ 5.59% 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.63 $10.41 $11.47 $11.83 $12.20 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.25 0.24 0.30 0.33
Net realized and unrealized gains (losses) 0.05 0.22 (1.06) (0.36) (0.38) 0.75
Total from investment operations ........ 0.21 0.51 (0.81) (0.12) (0.08) 1.08
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.25) (0.24) (0.29) (0.34)
Net asset value, end of period .......... $10.68 $10.63 $10.41 $11.47 $11.83 $12.20
Total return
d
....................... 1.97% 4.94% (7.10)% (1.09)% (0.64)% 9.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.74% 0.74% 0.73% 0.72% 0.72%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.74% 0.74% 0.73% 0.72% 0.72%
Net investment income ............... 2.91% 2.74% 2.35% 2.00% 2.48% 2.79%
Supplemental data
Net assets, end of period (000’s) ........ $140,904 $146,609 $166,958 $218,895 $245,351 $307,452
Portfolio turnover rate ................ 5.59% 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.76 $10.53 $11.62 $11.98 $12.35 $11.60
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.23 0.19 0.17 0.23 0.27
Net realized and unrealized gains (losses) 0.05 0.23 (1.09) (0.36) (0.38) 0.76
Total from investment operations ........ 0.18 0.46 (0.90) (0.19) (0.15) 1.03
Less distributions from:
Net investment income .............. (0.13) (0.23) (0.19) (0.17) (0.22) (0.28)
Net asset value, end of period .......... $10.81 $10.76 $10.53 $11.62 $11.98 $12.35
Total return
d
....................... 1.66% 4.41% (7.78)% (1.54)% (1.26)% 8.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.31% 1.28% 1.28% 1.27% 1.26% 1.27%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.29% 1.28% 1.28% 1.27% 1.26% 1.27%
Net investment income ............... 2.32% 2.14% 1.76% 1.44% 1.90% 2.24%
Supplemental data
Net assets, end of period (000’s) ........ $6,661 $7,725 $11,612 $17,988 $27,111 $31,713
Portfolio turnover rate ................ 5.59% 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.64 $10.42 $11.48 $11.84 $12.20 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.26 0.25 0.31 0.34
Net realized and unrealized gains (losses) 0.05 0.22 (1.06) (0.35) (0.36) 0.76
Total from investment operations ........ 0.21 0.52 (0.80) (0.10) (0.05) 1.10
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.26) (0.26) (0.31) (0.36)
Net asset value, end of period .......... $10.69 $10.64 $10.42 $11.48 $11.84 $12.20
Total return
d
....................... 2.04% 5.09% (6.96)% (0.86)% (0.50)% 9.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.59% 0.61% 0.59% 0.58% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.62%
f
0.59%
f
0.60% 0.58% 0.57% 0.58%
Net investment income ............... 3.03% 2.87% 2.49% 2.13% 2.60% 2.93%
Supplemental data
Net assets, end of period (000’s) ........ $15,276 $18,635 $23,528 $20,888 $16,909 $12,458
Portfolio turnover rate ................ 5.59% 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.63 $10.41 $11.47 $11.83 $12.20 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.26 0.25 0.30 0.34
Net realized and unrealized gains (losses) 0.05 0.22 (1.06) (0.36) (0.37) 0.75
Total from investment operations ........ 0.21 0.52 (0.80) (0.11) (0.07) 1.09
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.26) (0.25) (0.30) (0.35)
Net asset value, end of period .......... $10.68 $10.63 $10.41 $11.47 $11.83 $12.20
Total return
d
....................... 2.02% 5.05% (7.01)% (0.99)% (0.54)% 9.65%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.64% 0.64% 0.63% 0.61% 0.62%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.65% 0.64% 0.64% 0.63% 0.61% 0.62%
Net investment income ............... 3.00% 2.84% 2.45% 2.10% 2.55% 2.89%
Supplemental data
Net assets, end of period (000’s) ........ $72,520 $84,294 $107,830 $109,947 $106,533 $60,927
Portfolio turnover rate ................ 5.59% 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 925,173
Total Corporate Bonds (Cost $ 900,000 ) ........................................
925,173
b
Senior Floating Rate Interests 0.4%
Residential REITs 0.4%
a ,c
Centennial Gardens LP , First Lien, Delayed Draw CME Term Loan, 1 , 6.886% ,
( 1-month SOFR + 1.55% ), 2/01/25 ..................................... 1,000,000 1,000,052
Total Senior Floating Rate Interests (Cost $ 1,000,000 ) ...........................
1,000,052
Municipal Bonds 97.1%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,063,235
Florida 1.6%
d
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 542,956
d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 2,800,000 2,221,959
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,777,500
4,542,415
Illinois 0.4%
State of Illinois , GO , 2020 B , 5% , 10/01/29 ................................
1,000,000 1,096,730
Massachusetts 88.3%
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,450,452
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,176,836
GO , 2022 E , 5% , 11/01/52 ........................................... 3,000,000 3,243,014
GO , 2024 B , 5% , 5/01/54 ............................................ 3,500,000 3,821,096
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,218,533
Revenue , 2005 , Refunding , AGMC, NATL Insured , 5.5% , 1/01/34 .............. 11,900,000 13,922,451
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,875,337
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 5,006,465
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 5,000,000 5,202,859
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,452,821
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , A , 5% , 7/01/40 .................................... 5,000,000 5,054,931
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,594,964
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/32 2,975,000 3,016,792
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/34 5,000,000 5,066,443
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 1,500,000 1,736,402
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 3,535,000 3,856,908
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,858,547
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 4,940,355
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 7,011,283
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,237,195
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 424,774
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 272,671
d
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 473,598
d
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 472,630
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 7,500,000 7,428,096

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... $ 1,500,000 $ 1,610,539
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 3,308,821
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 1,021,766
d
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,127,091
d
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,170,177
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,632,674
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 5,000,000 5,001,491
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/33 ....... 3,000,000 3,550,360
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 753,182
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 494,526
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,644,422
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,777,130
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,812,438
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 5,590,000 5,814,586
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 2,695,000 2,319,796
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,794,854
Suffolk University , Revenue , 2021 , 4% , 7/01/51 ........................... 5,000,000 4,370,342
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,887,856
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,918,635
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 6,160,000 6,209,845
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 3,054,554
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,278,492
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,062,459
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,126,939
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,500,000 2,380,036
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 2,162,530
Revenue , 2023 C , 5% , 7/01/53 ........................................ 4,375,000 4,451,964
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,357,252
Massachusetts Housing Finance Agency ,
Revenue , 2009 C , 5.125% , 12/01/39 ................................... 75,000 75,050
Revenue , 2009 C , 5.35% , 12/01/49 .................................... 210,000 210,063
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 99,086
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 42,363
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... 1,000,000 1,025,399
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 879,175
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,481,799
Revenue , A , 3.25% , 12/01/27 ......................................... 4,000,000 4,000,047
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,804,908
Massachusetts Port Authority , Revenue , 2021 B , Refunding , 5% , 7/01/39 .........
1,175,000 1,261,570
Massachusetts School Building Authority , Revenue, Senior Lien , 2016 C , Refunding ,
5% , 11/15/34 ..................................................... 5,000,000 5,193,173
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,097,193
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,237,872
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,656,873
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,441,119
Revenue , B , Refunding , AGMC Insured , 5.25% , 8/01/28 ..................... 5,490,000 6,075,543
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,109,546
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,898,950

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
University of Massachusetts Building Authority ,
Revenue , 2022-1 , 4% , 11/01/46 ....................................... $ 4,000,000 $ 3,962,086
Revenue, Senior Lien , 2017-1 , 5.25% , 11/01/42 ........................... 5,000,000 5,248,568
249,710,593
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,071,377
New York 0.9%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/40 ..................................... 750,000 751,393
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 1,900,000 1,805,208
2,556,601
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
d
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 800,000 700,602
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 800,000 700,603
d
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 847,577
2,248,782
Texas 0.4%
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,149,994
Washington 0.2%
d
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 700,789
Wisconsin 0.6%
d
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 673,527
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,035,313
1,708,840
U.S. Territories 3.1%
Puerto Rico 3.1%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 205,375 201,029
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 4,107,501 4,120,239
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 484,076
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 190,813
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,676,186
8,672,343
Total U.S. Territories .................................................................... 8,672,343
Total Municipal Bonds (Cost $ 280,501,302 ) .....................................
274,521,699
Total Long Term Investments (Cost $ 282,401,302 ) ...............................
276,446,924
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
111
See Abbreviations on page 152 .
Short Term Investments 1.5%
a a
Principal
Amount
a
Value
Municipal Bonds 1.5%
Massachusetts 1.5%
e
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 3.8% , 3/01/48 ................................................. $ 4,300,000 $ 4,300,000
Total Municipal Bonds (Cost $ 4,300,000 ) .......................................
4,300,000
Total Short Term Investments (Cost $ 4,300,000 ) .................................
4,300,000
a
Total Investments (Cost $ 286,701,302 ) 99.3% ...................................
$280,746,924
Other Assets, less Liabilities 0.7% .............................................
1,911,870
Net Assets 100.0% ...........................................................
$282,658,794
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
See Note 1(c) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $18,893,713, representing 6.7% of net assets.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Financial Highlights
Franklin New Jersey Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
112
0
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.36 $10.11 $11.18 $11.46 $11.77 $11.14
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.28 0.27 0.29 0.30
Net realized and unrealized gains (losses) 0.06 0.25 (1.08) (0.28) (0.32) 0.65
Total from investment operations ........ 0.21 0.55 (0.80) (0.01) (0.03) 0.95
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.27) (0.27) (0.28) (0.32)
Net asset value, end of period .......... $10.41 $10.36 $10.11 $11.18 $11.46 $11.77
Total return
d
....................... 2.01% 5.55% (7.13)% (0.18)% (0.18)% 8.61%
Ratios to average net assets
e
Expenses
f
......................... 0.83% 0.83% 0.83% 0.82% 0.82% 0.82%
Net investment income ............... 2.97% 2.97% 2.68% 2.30% 2.50% 2.67%
Supplemental data
Net assets, end of period (000’s) ........ $139,404 $131,477 $120,101 $141,419 $118,815 $109,130
Portfolio turnover rate ................ 7.64% 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
113
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.35 $10.10 $11.16 $11.45 $11.76 $11.13
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.29 0.28 0.30 0.32
Net realized and unrealized gains (losses) 0.05 0.25 (1.06) (0.29) (0.31) 0.64
Total from investment operations ........ 0.21 0.57 (0.77) (0.01) (0.01) 0.96
Less distributions from:
Net investment income .............. (0.16) (0.32) (0.29) (0.28) (0.30) (0.33)
Net asset value, end of period .......... $10.40 $10.35 $10.10 $11.16 $11.45 $11.76
Total return
d
....................... 2.09% 5.71% (6.91)% (0.11)% (0.03)% 8.78%
Ratios to average net assets
e
Expenses
f
......................... 0.68% 0.68% 0.68% 0.67% 0.67% 0.67%
Net investment income ............... 3.13% 3.12% 2.83% 2.45% 2.67% 2.82%
Supplemental data
Net assets, end of period (000’s) ........ $320,646 $340,681 $372,268 $464,256 $516,756 $584,519
Portfolio turnover rate ................ 7.64% 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.49 $10.23 $11.31 $11.60 $11.92 $11.28
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.23 0.22 0.24 0.26
Net realized and unrealized gains (losses) 0.05 0.26 (1.08) (0.29) (0.32) 0.65
Total from investment operations ........ 0.18 0.52 (0.85) (0.07) (0.08) 0.91
Less distributions from:
Net investment income .............. (0.13) (0.26) (0.23) (0.22) (0.24) (0.27)
Net asset value, end of period .......... $10.54 $10.49 $10.23 $11.31 $11.60 $11.92
Total return
d
....................... 1.78% 5.15% (7.51)% (0.66)% (0.66)% 8.19%
Ratios to average net assets
e
Expenses
f
......................... 1.22% 1.23% 1.23% 1.22% 1.22% 1.22%
Net investment income ............... 2.53% 2.52% 2.23% 1.87% 2.10% 2.27%
Supplemental data
Net assets, end of period (000’s) ........ $25,629 $30,725 $40,433 $58,632 $87,934 $117,600
Portfolio turnover rate ................ 7.64% 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
115
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.36 $10.11 $11.17 $11.46 $11.77 $11.14
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.30 0.32 0.34
Net realized and unrealized gains (losses) 0.05 0.25 (1.07) (0.29) (0.31) 0.64
Total from investment operations ........ 0.22 0.58 (0.76) 0.01 0.01 0.98
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.30) (0.30) (0.32) (0.35)
Net asset value, end of period .......... $10.41 $10.36 $10.11 $11.17 $11.46 $11.77
Total return
d
....................... 2.17% 5.86% (6.77)% 0.03% 0.11% 8.92%
Ratios to average net assets
e
Expenses
f
......................... 0.53% 0.54% 0.54% 0.53% 0.53% 0.53%
g
Net investment income ............... 3.27% 3.27% 2.98% 2.59% 2.80% 2.96%
Supplemental data
Net assets, end of period (000’s) ........ $50,582 $41,529 $37,543 $35,920 $32,012 $33,376
Portfolio turnover rate ................ 7.64% 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.36 $10.11 $11.17 $11.46 $11.77 $11.14
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.30 0.30 0.31 0.33
Net realized and unrealized gains (losses) 0.05 0.25 (1.06) (0.29) (0.31) 0.64
Total from investment operations ........ 0.22 0.58 (0.76) 0.01 — 0.97
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.30) (0.30) (0.31) (0.34)
Net asset value, end of period .......... $10.41 $10.36 $10.11 $11.17 $11.46 $11.77
Total return
d
....................... 2.14% 5.81% (6.81)% (0.01)% 0.07% 8.88%
Ratios to average net assets
e
Expenses
f
......................... 0.58% 0.58% 0.59% 0.57% 0.57% 0.57%
Net investment income ............... 3.22% 3.22% 2.97% 2.55% 2.76% 2.92%
Supplemental data
Net assets, end of period (000’s) ........ $192,832 $195,406 $191,534 $103,449 $94,236 $81,747
Portfolio turnover rate ................ 7.64% 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin New Jersey Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
117
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,644,751
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,644,751
Municipal Bonds 96.3%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,151,837
Delaware 2.1%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 12,524,025
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,741,508
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,000,000 1,098,598
15,364,131
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 4,051,939
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 615,349
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 5,450,000 4,324,885
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,650,000 3,243,938
12,236,111
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,243,421
New Jersey 78.3%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 978,908
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 263,089
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 3,012,848
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,850,887
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,271,303
c
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AGMC Insured , 4% , 11/01/44 .................. 1,100,000 1,088,497
Revenue , 2024 B , AGMC Insured , 5% , 11/01/42 ........................... 1,200,000 1,323,324
Revenue , 2024 B , AGMC Insured , 5% , 11/01/43 ........................... 825,000 905,766
Revenue , 2024 B , AGMC Insured , 5% , 11/01/44 ........................... 950,000 1,038,872
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5% , 11/15/42 ......... 1,000,000 1,117,262
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5.375% , 11/15/52 ..... 1,500,000 1,682,548
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% , 11/15/62 ......... 1,000,000 1,161,869
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2014 , Pre-Refunded , AGMC Insured , 5% , 9/01/39 2,000,000 2,000,000
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 1,011,279
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,056,348
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ 1,020,000 1,075,396
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,123,757
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,951,780
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ 1,645,000 1,631,907

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Essex County Improvement Authority, (continued)
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ $ 2,700,000 $ 2,470,043
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 4,423,815
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2015 C , AGMC Insured , 4% , 7/01/42 ............. 2,500,000 2,496,613
Rowan University , Revenue , 2015 C , 5% , 7/01/44 ......................... 3,500,000 3,525,425
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 773,128
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 718,095
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 612,976
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,205,854
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 5,256,117
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,356,202
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 1,007,660
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,131,335
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2024 C , AGMC Insured ,
5.25% , 10/15/54 ................................................... 1,500,000 1,674,119
Monmouth County Improvement Authority (The) ,
Revenue , 2019 A , 4% , 8/01/35 ........................................ 525,000 551,028
Revenue , 2019 A , 4% , 8/01/36 ........................................ 500,000 521,810
Revenue , 2019 A , 4% , 8/01/37 ........................................ 275,000 286,058
Revenue , 2019 A , 4% , 8/01/38 ........................................ 225,000 232,993
Revenue , 2019 A , 4% , 8/01/39 ........................................ 400,000 412,463
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,132,046
New Jersey Economic Development Authority ,
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,725,192
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,453,194
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 13,625,000 13,861,368
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 649,360
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 604,149
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,500,874
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AGMC
Insured , 5% , 6/01/42 .............................................. 6,000,000 6,152,258
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,747,427
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 9,358,713
State of New Jersey , Revenue , 2015 WW , Pre-Refunded , 5% , 6/15/37 .......... 4,760,000 4,851,359
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,519,882
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... 1,250,000 1,220,065
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/50 ..................... 1,250,000 1,202,762
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,309,059
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/34 ...... 2,205,000 2,245,870
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/35 ...... 5,000,000 5,089,695
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,155,759
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/35 ....... 2,245,000 2,274,406
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/36 ....... 1,210,000 1,224,616
Montclair State University, Inc. , Revenue , 2016 B , Refunding , 5% , 7/01/34 ....... 1,325,000 1,364,677
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,143,325
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/44 ........................................................ 1,000,000 1,123,059
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AGMC Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,164,694
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 404,314

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. $ 1,300,000 $ 1,312,214
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 4,024,734
Seton Hall University , Revenue , 2020 C , AGMC Insured , 3.25% , 7/01/49 ........ 1,150,000 971,663
Seton Hall University , Revenue , 2020 C , AGMC Insured , 4% , 7/01/50 ........... 1,850,000 1,837,641
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 2,062,361
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,191,565
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 330,000 346,258
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,658,152
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,310,000 9,518,099
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,151,647
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,142,636
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 10,817,423
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 4,984,133
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 8,500,000 9,595,324
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 135,000 135,123
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 10,007,161
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 772,513
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 806,605
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,404,031
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,767,430
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,197,546
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 8,464,301
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 6,000,000 6,635,092
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,208,330
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,678,433
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,884,945
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,129,555
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,031,884
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 4,038,128
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,241,153
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 11,678,944
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 4,305,000 4,092,621
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,613,648
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 3,027,558
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 3,169,251
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 2,056,014
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 4,330,000 4,096,512
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 1,064,667
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 407,031
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,859,252
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,250,692
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 6,006,435
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,282,560
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,657,972
New Jersey Infrastructure Bank , Revenue , 2024 A-W1 , 5% , 9/01/49 .............
2,000,000 2,245,303
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,063,631

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2006 C , AGMC Insured , Zero Cpn., 12/15/33 ..... $ 10,000,000 $ 7,293,338
State of New Jersey , Revenue , 2009 A , Zero Cpn., 12/15/32 ................. 10,000,000 7,505,111
State of New Jersey , Revenue , 2009 A , Zero Cpn., 12/15/36 ................. 500,000 313,807
State of New Jersey , Revenue , 2009 A , BAM Insured , Zero Cpn., 12/15/39 ....... 10,000,000 5,495,772
State of New Jersey , Revenue , 2010 A , Zero Cpn., 12/15/29 ................. 5,000,000 4,214,303
State of New Jersey , Revenue , 2010 A , Zero Cpn., 12/15/40 ................. 4,750,000 2,427,832
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 5,860,381
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 1,500,000 1,587,785
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,531,311
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 1,994,897
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,371,924
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 7,078,257
State of New Jersey , Revenue , 2022 CC , 5.5% , 6/15/50 ..................... 1,250,000 1,379,893
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,492,132
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,814,009
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,190,186
New Jersey Turnpike Authority ,
Revenue , 2017 A , 5% , 1/01/34 ........................................ 10,005,000 10,419,786
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 15,245,000 15,939,509
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 5,004,874
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 16,251,609
Revenue , 2021 A , 4% , 1/01/51 ........................................ 3,000,000 2,925,064
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 5,170,430
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,486,861
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,237,509
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 608,456
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 637,435
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 626,007
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 577,542
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,902,208
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 190,000 193,990
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 699,740
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,033,443
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,037,734
Salem County Pollution Control Financing Authority , Constellation Energy Generation
LLC , Revenue , 1993 A , Refunding , 4.45% , 3/01/25 ......................... 1,825,000 1,829,772
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 6,022,375
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 5,000,000 5,118,201
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,952,392
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,835,161
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,352,835
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,623,325
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ...........
5,500,000 5,506,490
570,811,354
New York 2.0%
Port Authority of New York & New Jersey ,
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,725,178
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,583,539

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. $ 5,000,000 $ 5,488,310
14,797,027
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,070,821
Pennsylvania 7.3%
Delaware River Joint Toll Bridge Commission ,
Revenue , 2017 , 5% , 7/01/42 ......................................... 19,500,000 20,230,191
Revenue , 2019 A , 5% , 7/01/37 ........................................ 150,000 163,036
Revenue , 2019 A , 5% , 7/01/38 ........................................ 150,000 162,562
Revenue , 2019 A , 5% , 7/01/39 ........................................ 150,000 161,185
Revenue , 2019 A , 5% , 7/01/44 ........................................ 760,000 800,535
Delaware River Port Authority ,
Revenue , 2013 , 5% , 1/01/37 ......................................... 10,000,000 10,024,830
Revenue , 2018 A , 5% , 1/01/37 ........................................ 3,285,000 3,533,039
Revenue , 2018 A , 5% , 1/01/38 ........................................ 5,050,000 5,432,534
Revenue , 2018 A , 5% , 1/01/39 ........................................ 2,300,000 2,471,500
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 10,282,524
53,261,936
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,500,000 1,313,629
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,500,000 1,313,630
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 847,577
3,474,836
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,987,892
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,217,846
4,205,738
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,313,980
Wisconsin 0.4%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,262,864
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 2,070,626
3,333,490
U.S. Territories 2.4%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
850,000 878,857
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 ..............
500,000 553,571
1,432,428
Puerto Rico 2.2%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,218,051 2,171,134
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 246,450 247,426

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... $ 1,200,000 $ 1,186,149
d
Revenue , WW , 5.5% , 7/01/38 ......................................... 3,950,000 1,668,875
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,897,984
16,171,568
Total U.S. Territories .................................................................... 17,603,996
Total Municipal Bonds (Cost $ 713,082,260 ) .....................................
701,868,678
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 200,660 160,528
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
160,528
Total Long Term Investments (Cost $ 714,682,260 ) ...............................
703,673,957
a
a a a a
Short Term Investments 3.3%
Principal
Amount
Municipal Bonds 3.3%
New Jersey 3.3%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.3% , 7/01/43 .................................. 3,200,000 3,200,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.4% , 7/01/43 .................................. 21,200,000 21,200,000
24,400,000
Total Municipal Bonds (Cost $ 24,400,000 ) ......................................
24,400,000
Total Short Term Investments (Cost $ 24,400,000 ) ................................
24,400,000
a
Total Investments (Cost $ 739,082,260 ) 99.8% ...................................
$728,073,957
Other Assets, less Liabilities 0.2% .............................................
1,020,594
Net Assets 100.0% ...........................................................
$729,094,551

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
See Abbreviations on page 152 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $24,800,873, representing 3.4% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,094,911,015 $849,252,850 $4,959,501,350
Cost - Controlled affiliates (Note 3 f ) .......................... 41,161,812 39,888,825 —
Cost - Non-controlled affiliates (Note 3 f ) ...................... — — 20,292,613
Value - Unaffiliated issuers ................................ $2,075,612,288 $845,493,219 $4,887,360,738
Value - Controlled affiliates (Note 3 f ) ......................... 36,511,500 37,355,000 —
Value - Non-controlled affiliates (Note 3 f ) ...................... — — 19,947,900
Cash .................................................. 11,566 — 58,948
Receivables:
Investment securities sold ................................. 1,208,466 — 1,236,471
Capital shares sold ...................................... 627,055 301,190 3,899,807
Interest ............................................... 22,070,285 8,431,305 62,620,364
Unrealized appreciation on unfunded commitments (Note 1 b ) ........ — — 3,305,474
Total assets ........................................ 2,136,041,160 891,580,714 4,978,429,702
Liabilities:
Payables:
Investment securities purchased ............................ — — 8,770,579
Capital shares redeemed ................................. 2,400,721 693,726 13,080,721
Management fees ....................................... 610,639 208,974 1,869,245
Distribution fees ........................................ 207,343 97,958 586,083
Transfer agent fees ...................................... 328,505 105,891 709,114
Trustees' fees and expenses ............................... 3,530 1,851 8,751
Distributions to shareholders ............................... 462,860 414,330 819,100
Funds advanced by custodian ............................... — 10,600,414 —
Accrued expenses and other liabilities ......................... 243,150 145,852 1,653,021
Total liabilities ....................................... 4,256,748 12,268,996 27,496,614
Net assets, at value ............................... $2,131,784,412 $879,311,718 $4,950,933,088
Net assets consist of:
Paid-in capital ........................................... $2,312,099,157 $904,813,351 $5,966,474,344
Total distributable earnings (losses) ........................... (180,314,745) (25,501,633) (1,015,541,256)
Net assets, at value ............................... $2,131,784,412 $879,311,718 $4,950,933,088

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $641,924,848 $318,867,158 $1,514,900,118
Shares outstanding ...................................... 56,674,887 30,943,932 167,634,316
Net asset value per share
a ,b
................................ $11.33 $10.30 $9.04
Maximum offering price per share (net asset value per share ÷ 97 .75% ,
97 .75 % and 96 .25% , respectively)
b
.......................... $11.59 $10.54 $9.39
Class A1:
Net assets, at value ..................................... $675,333,734 $233,721,741 $2,297,737,484
Shares outstanding ...................................... 59,703,430 22,659,484 254,466,877
Net asset value per share
a ,b
................................ $11.31 $10.31 $9.03
Maximum offering price per share (net asset value per share ÷ 97 .75% ,
97 .75 % and 96 .25% , respectively)
b
.......................... $11.57 $10.55 $9.38
Class C:
Net assets, at value ..................................... $24,181,388 $— $127,846,544
Shares outstanding ...................................... 2,130,897 — 13,875,478
Net asset value and maximum offering price per share
a ,b
.......... $11.35 $— $9.21
Class R6:
Net assets, at value ..................................... $125,970,985 $57,446,242 $206,338,723
Shares outstanding ...................................... 11,107,391 5,574,140 22,740,315
Net asset value and maximum offering price per share
b
........... $11.34 $10.31 $9.07
Advisor Class:
Net assets, at value ..................................... $664,373,457 $269,276,577 $804,110,219
Shares outstanding ...................................... 58,585,926 26,118,176 88,652,659
Net asset value and maximum offering price per share
b
........... $11.34 $10.31 $9.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $286,701,302 $739,082,260
Value - Unaffiliated issuers ................................................. $280,746,924 $728,073,957
Cash ................................................................... 109,154 132,389
Receivables:
Capital shares sold ....................................................... 115,805 244,733
Interest ................................................................ 2,765,493 6,636,897
Unrealized appreciation on unfunded commitments (Note 1 b ) ......................... — 106,096
Total assets ......................................................... 283,737,376 735,194,072
Liabilities:
Payables:
Investment securities purchased ............................................. — 4,365,291
Capital shares redeemed .................................................. 773,875 1,139,165
Management fees ........................................................ 117,112 296,948
Distribution fees ......................................................... 25,875 72,095
Transfer agent fees ....................................................... 49,606 95,590
Trustees' fees and expenses ................................................ 649 1,143
Distributions to shareholders ................................................ 82,070 73,955
Accrued expenses and other liabilities .......................................... 29,395 55,334
Total liabilities ........................................................ 1,078,582 6,099,521
Net assets, at value ................................................ $282,658,794 $729,094,551
Net assets consist of:
Paid-in capital ............................................................ $321,316,728 $846,157,922
Total distributable earnings (losses) ............................................ (38,657,934) (117,063,371)
Net assets, at value ................................................ $282,658,794 $729,094,551

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ...................................................... $47,296,970 $139,404,418
Shares outstanding ....................................................... 4,424,631 13,388,595
Net asset value per share
a ,b
................................................. $10.69 $10.41
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
............... $11.11 $10.82
Class A1:
Net assets, at value ...................................................... $140,904,410 $320,646,073
Shares outstanding ....................................................... 13,189,801 30,836,670
Net asset value per share
a ,b
................................................. $10.68 $10.40
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
............... $11.10 $10.81
Class C:
Net assets, at value ...................................................... $6,661,404 $25,629,469
Shares outstanding ....................................................... 616,029 2,431,636
Net asset value and maximum offering price per share
a ,b
........................... $10.81 $10.54
Class R6:
Net assets, at value ...................................................... $15,275,849 $50,582,099
Shares outstanding ....................................................... 1,428,834 4,858,922
Net asset value and maximum offering price per share
b
............................ $10.69 $10.41
Advisor Class:
Net assets, at value ...................................................... $72,520,161 $192,832,492
Shares outstanding ....................................................... 6,787,964 18,526,724
Net asset value and maximum offering price per share
b
............................ $10.68 $10.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $— $— $881,163
Controlled affiliates (Note 3 f ) ............................... 871,735 694,338 —
Non-controlled affiliates (Note 3 f ) ........................... — — 798,192
Interest:
Unaffiliated issuers ...................................... 37,339,485 14,036,093 128,674,611
Total investment income ................................. 38,211,220 14,730,431 130,353,966
Expenses:
Management fees (Note 3 a ) ................................. 4,940,515 2,146,217 11,084,501
Distribution fees: (Note 3c )
Class A .............................................. 814,063 407,437 1,854,277
Class A1 ............................................. 351,950 183,085 1,165,571
Class C .............................................. 85,642 — 429,234
Transfer agent fees: (Note 3e )
Class A .............................................. 226,741 91,184 471,371
Class A1 ............................................. 245,088 68,285 740,750
Class C .............................................. 9,176 — 41,968
Class R6 ............................................. 15,345 7,904 21,407
Advisor Class .......................................... 230,509 75,765 250,655
Custodian fees (Note 4 ) .................................... 6,828 2,673 14,781
Reports to shareholders fees ................................ 43,778 22,373 81,540
Registration and filing fees .................................. 89,504 63,965 92,576
Professional fees ......................................... 35,345 33,833 411,048
Trustees' fees and expenses ................................ 13,725 5,701 29,341
Other .................................................. 138,217 67,130 271,467
Total expenses ....................................... 7,246,426 3,175,552 16,960,487
Expense reductions (Note 4 ) ............................. (8,262) (4,670) (18,501)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (1,137,296) (800,793) (56,524)
Net expenses ....................................... 6,100,868 2,370,089 16,885,462
Net investment income .............................. 32,110,352 12,360,342 113,468,504
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (7,884,869) (601,319) (20,300,450)
Controlled affiliates (Note 3 f ) ............................. (2,176,897) — —
Non-controlled affiliates (Note 3 f ) .......................... — — (1,775,012)
Net realized gain (loss) ................................ (10,061,766) (601,319) (22,075,462)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 17,884,427 9,530,086 122,827,315
Controlled affiliates (Note 3 f ) ............................. 2,087,251 77,500 —
Non-controlled affiliates (Note 3 f ) .......................... — — 2,278,774
Net change in unrealized appreciation (depreciation) .......... 19,971,678 9,607,586 125,106,089
Net realized and unrealized gain (loss) .......................... 9,909,912 9,006,267 103,030,627
Net increase (decrease) in net assets resulting from operations ........ $42,020,264 $21,366,609 $216,499,131

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
129
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ....................................................... $5,354,310 $14,113,371
Expenses:
Management fees (Note 3 a ) .................................................. 771,232 1,778,630
Distribution fees: (Note 3c )
Class A ............................................................... 60,336 173,684
Class A1 .............................................................. 71,832 166,420
Class C ............................................................... 23,667 91,094
Transfer agent fees: (Note 3e )
Class A ............................................................... 16,606 43,617
Class A1 .............................................................. 49,413 104,474
Class C ............................................................... 2,508 8,797
Class R6 .............................................................. 2,146 4,083
Advisor Class ........................................................... 26,652 61,773
Custodian fees (Note 4 ) ..................................................... 1,039 2,254
Reports to shareholders fees ................................................. 7,586 13,298
Registration and filing fees ................................................... 33,094 32,886
Professional fees .......................................................... 29,827 42,661
Trustees' fees and expenses ................................................. 2,123 4,581
Other ................................................................... 25,554 37,282
Total expenses ........................................................ 1,123,615 2,565,534
Expense reductions (Note 4 ) .............................................. (1,799) (3,017)
Expenses waived/paid by affiliates (Note 3 g ) .................................. (16,207) —
Net expenses ........................................................ 1,105,609 2,562,517
Net investment income ............................................... 4,248,701 11,550,854
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (947,215) (395,928)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 2,131,190 3,786,503
Net realized and unrealized gain (loss) ........................................... 1,183,975 3,390,575
Net increase (decrease) in net assets resulting from operations ......................... $5,432,676 $14,941,429

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $32,110,352 $64,846,645 $12,360,342 $23,427,963
Net realized gain (loss) ............ (10,061,766) (26,719,297) (601,319) (3,472,826)
Net change in unrealized appreciation
(depreciation) ................. 19,971,678 73,908,148 9,607,586 18,527,002
Net increase (decrease) in net
assets resulting from operations . 42,020,264 112,035,496 21,366,609 38,482,139
Distributions to shareholders:
Class A ........................ (9,089,687) (18,203,765) (4,268,847) (8,254,640)
Class A1 ....................... (10,362,306) (22,675,827) (3,315,285) (6,716,994)
Class C ........................ (313,881) (793,989) — —
Class R6 ....................... (1,967,128) (3,933,219) (825,916) (1,599,898)
Advisor Class ................... (10,061,064) (18,932,968) (3,883,748) (6,688,784)
Total distributions to shareholders ..... (31,794,066) (64,539,768) (12,293,796) (23,260,316)
Capital share transactions: (Note 2 )
Class A ........................ (28,610,026) (54,937,149) (16,329,373) (59,373,016)
Class A1 ....................... (58,378,627) (150,109,598) (21,289,608) (57,224,544)
Class C ........................ (4,590,392) (14,963,414) — —
Class R6 ....................... (2,317,673) (10,781,184) (134,651) (12,263,933)
Advisor Class ................... 16,234,077 (2,296,419) 1,050,617 41,665,148
Total capital share transactions ....... (77,662,641) (233,087,764) (36,703,015) (87,196,345)
Net increase (decrease) in net
assets ..................... (67,436,443) (185,592,036) (27,630,202) (71,974,522)
Net assets:
Beginning of period ................ 2,199,220,855 2,384,812,891 906,941,920 978,916,442
End of period ..................... $2,131,784,412 $2,199,220,855 $879,311,718 $906,941,920

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
131
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $113,468,504 $235,589,411 $4,248,701 $9,450,691
Net realized gain (loss) ............ (22,075,462) (51,770,607) (947,215) (9,941,158)
Net change in unrealized appreciation
(depreciation) ................. 125,106,089 133,373,479 2,131,190 14,462,736
Net increase (decrease) in net
assets resulting from operations . 216,499,131 317,192,283 5,432,676 13,972,269
Distributions to shareholders:
Class A ........................ (32,377,244) (63,957,963) (663,860) (1,358,678)
Class A1 ....................... (52,670,645) (114,756,788) (2,083,970) (4,266,601)
Class C ........................ (2,558,603) (6,257,972) (84,247) (216,598)
Class R6 ....................... (4,334,493) (8,638,619) (249,597) (607,009)
Advisor Class ................... (18,139,331) (39,343,627) (1,159,715) (2,964,128)
Total distributions to shareholders ..... (110,080,316) (232,954,969) (4,241,389) (9,413,014)
Capital share transactions: (Note 2 )
Class A ........................ 30,175,153 34,926,813 (2,403,693) (5,842,398)
Class A1 ....................... (101,758,438) (269,234,289) (6,340,342) (23,383,711)
Class C ........................ (12,531,322) (39,864,473) (1,090,915) (4,036,152)
Class R6 ....................... 27,753,236 (9,523,208) (3,417,537) (5,119,246)
Advisor Class ................... 6,362,628 (77,246,112) (12,043,953) (23,701,697)
Total capital share transactions ....... (49,998,743) (360,941,269) (25,296,440) (62,083,204)
Net increase (decrease) in net
assets ..................... 56,420,072 (276,703,955) (24,105,153) (57,523,949)
Net assets:
Beginning of period ................ 4,894,513,016 5,171,216,971 306,763,947 364,287,896
End of period ..................... $4,950,933,088 $4,894,513,016 $282,658,794 $306,763,947

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
Franklin New Jersey Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,550,854 $23,140,281
Net realized gain (loss) ................................................. (395,928) (5,258,785)
Net change in unrealized appreciation (depreciation) ........................... 3,786,503 22,314,956
Net increase (decrease) in net assets resulting from operations ................ 14,941,429 40,196,452
Distributions to shareholders:
Class A ............................................................. (2,061,809) (3,656,234)
Class A1 ............................................................ (5,194,730) (11,065,209)
Class C ............................................................. (353,985) (893,785)
Class R6 ............................................................ (752,527) (1,232,514)
Advisor Class ........................................................ (3,167,036) (6,237,591)
Total distributions to shareholders .......................................... (11,530,087) (23,085,333)
Capital share transactions: (Note 2 )
Class A ............................................................. 7,216,036 8,320,384
Class A1 ............................................................ (21,463,561) (40,116,538)
Class C ............................................................. (5,199,200) (10,407,625)
Class R6 ............................................................ 8,754,123 3,072,129
Advisor Class ........................................................ (3,443,049) (39,874)
Total capital share transactions ............................................ (14,135,651) (39,171,524)
Net increase (decrease) in net assets ................................... (10,724,309) (22,060,405)
Net assets:
Beginning of period ..................................................... 739,818,860 761,879,265
End of period .......................................................... $729,094,551 $739,818,860

Franklin Tax-Free Trust
133
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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds, five of which are included in this
report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below.
Class C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
134
franklintempleton.com
Semiannual Report
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. These types of securities may be
considered unfunded and the Fund may be obligated to
perform on such agreements at a future date. Unfunded
commitments are marked to market daily and any unrealized
appreciation or depreciation is included in the Statement of
Assets and Liabilities and the Statement of Operations. At
August 31, 2024, unfunded commitments were as follows:
c. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The federal and state income taxes on the Statements of
Operations represents taxes on taxable income earned by
the Funds not distributed to shareholders, and therefore are paid on their behalf by the Funds.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Borrower
Unfunded
Commitment
Franklin High Yield Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 13,844,543
B-2, 7.125%, 7/01/59 67,236,779
$81,081,322
Franklin New Jersey Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 444,374
B-2, 7.125%, 7/01/59 2,158,134
$2,602,508
1. Organization and Significant Accounting Policies
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Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 3,285,090 $36,905,640 2,298,479 $23,468,017
Shares issued in reinvestment of distributions .......... 780,688 8,754,389 406,335 4,147,331
Shares redeemed ............................... (6,616,768) (74,270,055) (4,304,053) (43,944,721)
Net increase (decrease) .......................... (2,550,990) $(28,610,026) (1,599,239) $(16,329,373)
Year ended February 29, 2024
Shares sold
a
................................... 12,963,972 $143,118,053 8,871,893 $89,408,171
Shares issued in reinvestment of distributions .......... 1,564,811 17,319,861 786,049 7,931,174
Shares redeemed ............................... (19,506,979) (215,375,063) (15,543,757) (156,712,361)
Net increase (decrease) .......................... (4,978,196) $(54,937,149) (5,885,815) $(59,373,016)
Class A1
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 524,710 $5,885,993 142,706 $1,460,885
Shares issued in reinvestment of distributions .......... 872,529 9,771,613 303,387 3,099,420
Shares redeemed ............................... (6,604,432) (74,036,233) (2,529,209) (25,849,913)
Net increase (decrease) .......................... (5,207,193) $(58,378,627) (2,083,116) $(21,289,608)
Year ended February 29, 2024
Shares sold ................................... 2,019,367 $22,324,650 581,611 $5,881,467
Shares issued in reinvestment of distributions .......... 1,919,121 21,207,520 618,552 6,246,170
Shares redeemed ............................... (17,548,153) (193,641,768) (6,864,066) (69,352,181)
Net increase (decrease) .......................... (13,609,665) $(150,109,598) (5,663,903) $(57,224,544)
Class C
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 58,844 $659,658 — $—
Shares issued in reinvestment of distributions .......... 27,311 306,812 — —
Shares redeemed
a
.............................. (493,441) (5,556,862) — —
Net increase (decrease) .......................... (407,286) $(4,590,392) — $—
Year ended February 29, 2024
Shares sold ................................... 375,625 $4,156,308 — $—
Shares issued in reinvestment of distributions .......... 68,626 760,791 — —
Shares redeemed
a
.............................. (1,797,599) (19,880,513) — —
Net increase (decrease) .......................... (1,353,348) $(14,963,414) — $—
Class R6

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 1,097,314 $12,328,138 644,482 $6,578,862
Shares issued in reinvestment of distributions .......... 134,393 1,509,210 78,778 804,382
Shares redeemed ............................... (1,437,053) (16,155,021) (736,293) (7,517,895)
Net increase (decrease) .......................... (205,346) $(2,317,673) (13,033) $(134,651)
Year ended February 29, 2024
Shares sold ................................... 3,549,580 $39,157,666 1,414,688 $14,271,480
Shares issued in reinvestment of distributions .......... 284,782 3,155,252 151,695 1,530,565
Shares redeemed ............................... (4,798,681) (53,094,102) (2,784,106) (28,065,978)
Net increase (decrease) .......................... (964,319) $(10,781,184) (1,217,723) $(12,263,933)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 7,477,978 $84,046,125 2,390,807 $24,371,509
Shares issued in reinvestment of distributions .......... 658,006 7,388,071 132,507 1,353,153
Shares redeemed ............................... (6,691,756) (75,200,119) (2,417,214) (24,674,045)
Net increase (decrease) .......................... 1,444,228 $16,234,077 106,100 $1,050,617
Year ended February 29, 2024
Shares sold ................................... 19,756,206 $219,333,429 11,505,712 $116,517,715
Shares issued in reinvestment of distributions .......... 1,275,037 14,127,419 252,353 2,547,506
Shares redeemed ............................... (21,326,567) (235,757,267) (7,681,886) (77,400,073)
Net increase (decrease) .......................... (295,324) $(2,296,419) 4,076,179 $41,665,148
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 17,054,045 $151,888,749 190,132 $2,017,050
Shares issued in reinvestment of distributions .......... 3,422,072 30,404,795 57,775 610,536
Shares redeemed ............................... (17,090,855) (152,118,391) (475,591) (5,031,279)
Net increase (decrease) .......................... 3,385,262 $30,175,153 (227,684) $(2,403,693)
Year ended February 29, 2024
Shares sold
a
................................... 38,472,244 $331,347,490 564,799 $5,899,517
Shares issued in reinvestment of distributions .......... 6,903,695 59,481,964 116,353 1,214,599
Shares redeemed ............................... (41,428,176) (355,902,641) (1,248,473) (12,956,514)
Net increase (decrease) .......................... 3,947,763 $34,926,813 (567,321) $(5,842,398)
Class A1
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 2,617,115 $23,288,888 72,172 $759,954
Shares issued in reinvestment of distributions .......... 5,344,271 47,422,810 162,257 1,713,789
Shares redeemed ............................... (19,411,024) (172,470,136) (832,432) (8,814,085)
Net increase (decrease) .......................... (11,449,638) $(101,758,438) (598,003) $(6,340,342)
Year ended February 29, 2024
Shares sold ................................... 6,783,297 $58,386,773 152,652 $1,586,147
Shares issued in reinvestment of distributions .......... 11,901,332 102,468,162 325,181 3,393,344
Shares redeemed ............................... (50,144,524) (430,089,224) (2,732,053) (28,363,202)
Net increase (decrease) .......................... (31,459,895) $(269,234,289) (2,254,220) $(23,383,711)
Class C
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 879,842 $7,981,254 51,781 $555,518
Shares issued in reinvestment of distributions .......... 274,542 2,485,721 6,896 73,710
Shares redeemed
a
.............................. (2,535,018) (22,998,297) (160,366) (1,720,143)
Net increase (decrease) .......................... (1,380,634) $(12,531,322) (101,689) $(1,090,915)
Year ended February 29, 2024
Shares sold ................................... 1,816,471 $16,009,952 37,546 $398,635
Shares issued in reinvestment of distributions .......... 679,592 5,971,101 18,000 189,927
Shares redeemed
a
.............................. (7,040,078) (61,845,526) (440,059) (4,624,714)
Net increase (decrease) .......................... (4,544,015) $(39,864,473) (384,513) $(4,036,152)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 5,228,450 $46,897,962 184,086 $1,950,679
Shares issued in reinvestment of distributions .......... 406,951 3,631,379 3,899 41,197
Shares redeemed ............................... (2,548,367) (22,776,105) (510,304) (5,409,413)
Net increase (decrease) .......................... 3,087,034 $27,753,236 (322,319) $(3,417,537)
Year ended February 29, 2024
Shares sold ................................... 7,421,961 $64,250,430 816,835 $8,432,299
Shares issued in reinvestment of distributions .......... 786,786 6,807,327 8,162 85,188
Shares redeemed ............................... (9,367,551) (80,580,965) (1,332,867) (13,636,733)
Net increase (decrease) .......................... (1,158,804) $(9,523,208) (507,870) $(5,119,246)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 12,266,211 $109,482,180 316,521 $3,347,676
Shares issued in reinvestment of distributions .......... 1,815,989 16,191,040 104,850 1,107,295
Shares redeemed ............................... (13,391,520) (119,310,592) (1,560,247) (16,498,924)
Net increase (decrease) .......................... 690,680 $6,362,628 (1,138,876) $(12,043,953)
Year ended February 29, 2024
Shares sold ................................... 36,780,674 $318,461,216 6,672,056 $68,369,435
Shares issued in reinvestment of distributions .......... 3,971,608 34,353,160 275,969 2,873,437
Shares redeemed ............................... (50,001,390) (430,060,488) (9,381,233) (94,944,569)
Net increase (decrease) .......................... (9,249,108) $(77,246,112) (2,433,208) $(23,701,697)
Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 1,838,403 $18,988,160
Shares issued in reinvestment of distributions .......... 188,311 1,941,527
Shares redeemed ............................... (1,324,147) (13,713,651)
Net increase (decrease) .......................... 702,567 $7,216,036
Year ended February 29, 2024
Shares sold
a
................................... 2,887,089 $29,427,457
Shares issued in reinvestment of distributions .......... 326,693 3,314,745
Shares redeemed ............................... (2,406,908) (24,421,818)
Net increase (decrease) .......................... 806,874 $8,320,384
Class A1
2. Shares of Beneficial Interest
(continued)

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Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 105,805 $1,091,449
Shares issued in reinvestment of distributions .......... 428,105 4,406,896
Shares redeemed ............................... (2,612,745) (26,961,906)
Net increase (decrease) .......................... (2,078,835) $(21,463,561)
Year ended February 29, 2024
Shares sold ................................... 382,824 $3,832,353
Shares issued in reinvestment of distributions .......... 906,198 9,182,591
Shares redeemed ............................... (5,244,088) (53,131,482)
Net increase (decrease) .......................... (3,955,066) $(40,116,538)
Class C
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 93,125 $975,229
Shares issued in reinvestment of distributions .......... 30,652 319,828
Shares redeemed
a
.............................. (620,771) (6,494,257)
Net increase (decrease) .......................... (496,994) $(5,199,200)
Year ended February 29, 2024
Shares sold ................................... 172,674 $1,769,549
Shares issued in reinvestment of distributions .......... 79,113 812,265
Shares redeemed
a
.............................. (1,273,927) (12,989,439)
Net increase (decrease) .......................... (1,022,140) $(10,407,625)
Class R6
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 1,022,016 $10,521,666
Shares issued in reinvestment of distributions .......... 73,357 756,378
Shares redeemed ............................... (244,313) (2,523,921)
Net increase (decrease) .......................... 851,060 $8,754,123
Year ended February 29, 2024
Shares sold ................................... 1,140,638 $11,578,814
Shares issued in reinvestment of distributions .......... 121,496 1,232,523
Shares redeemed ............................... (968,646) (9,739,208)
Net increase (decrease) .......................... 293,488 $3,072,129
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 2,127,017 $21,973,389
Shares issued in reinvestment of distributions .......... 298,704 3,077,919
Shares redeemed ............................... (2,759,886) (28,494,357)
Net increase (decrease) .......................... (334,165) $(3,443,049)
Year ended February 29, 2024
Shares sold ................................... 10,242,545 $101,831,764
Shares issued in reinvestment of distributions .......... 594,579 6,029,587
Shares redeemed ............................... (10,928,216) (107,901,225)
Net increase (decrease) .......................... (91,092) $(39,874)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

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For the period ended August 31, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.455% 0.478% 0.450%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.526% 0.479%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Class C ............................... 0.65% —% 0.65% 0.65%
Franklin New
Jersey Tax-Free
Income Fund
Class A ............................... 0.25%
Class A1 .............................. 0.10%
Class C ............................... 0.65%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Tax-Free Trust
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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $9,502 $6,758 $21,893 $724
CDSC retained ........................... $12,400 $22,874 $41,363 $94
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,589
CDSC retained ........................... $3,823
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Transfer agent fees ........................ $189,859 $76,184 $463,537 $31,578
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $77,815
3. Transactions with Affiliates
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended August 31, 2024, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class
of the Fund do not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Limited-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $50,865,750 $— $(14,264,604) $(2,176,897) $2,087,251 $36,511,500 1,515,000 $871,735
Total Affiliated Securities ... $50,865,750 $— $(14,264,604) $(2,176,897) $2,087,251 $36,511,500 $871,735
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $37,277,500 $— $— $— $77,500 $37,355,000 1,550,000 $694,338
Total Affiliated Securities ... $37,277,500 $— $— $— $77,500 $37,355,000 $694,338
Franklin High Yield Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $42,734,250 $— $(23,290,112) $(1,775,012) $2,278,774 $19,947,900 805,000 $798,192
Total Affiliated Securities ... $42,734,250 $— $(23,290,112) $(1,775,012) $2,278,774 $19,947,900 $798,192
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
145
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relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2024. For Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income
Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, Investor Services has
contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2025.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2024, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2024, the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $64,272,399 $68,960,000 $140,715,000 $7,875,000
Sales .................................. $94,145,943 $49,810,000 $180,247,399 $7,550,000
Net Realized Gains (Losses) ................. $(719,587) — $(76,154) —
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $41,985,706
Sales .................................. $26,960,000
Net Realized Gains (Losses) ................. —
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
146
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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
At August 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and non-deductible expenses.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 81,964,284 $ 7,156,417 $ 235,584,795 $ 13,158,899
Long term ............................. 65,577,099 13,226,521 717,915,699 18,624,698
Total capital loss carryforwards ............ $147,541,383 $20,382,938 $953,500,494 $31,783,597
Franklin New
Jersey Tax-Free
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 16,209,334
Long term ............................. 90,211,989
Total capital loss carryforwards ............ $106,421,323
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,135,650,304 $888,784,922 $4,987,710,785 $286,684,662
Unrealized appreciation ..................... $35,190,836 $9,723,869 $295,727,188 $3,733,976
Unrealized depreciation ..................... (58,717,352) (15,660,572) (376,129,335) (9,671,714)
Net unrealized appreciation (depreciation) ....... $(23,526,516) $(5,936,703) $(80,402,147) $(5,937,738)
Franklin New
Jersey Tax-Free
Income Fund
a a
Cost of investments ....................... $739,208,264
Unrealized appreciation ..................... $11,973,455
Unrealized depreciation ..................... (23,107,762)
Net unrealized appreciation (depreciation) ....... $(11,134,307)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
147
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6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2024, were as follows:
7. Credit Risk and Defaulted Securities
At August 31, 2024, Franklin High Yield Tax-Free Income Fund had 49.9% of its portfolio invested in high yield rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At August 31, 2024,the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin New
Jersey Tax-Free Income Fund was $82,953,344 and $1,668,875, representing 1.7% and 0.2%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $174,901,140 $77,507,177 $244,269,661 $15,928,767
Sales .................................. $235,993,363 $157,963,894 $350,839,711 $41,434,510
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $54,939,519
Sales .................................. $78,355,195

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Notes to Financial Statements (unaudited)
148
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At August 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2024, the
Funds did not use the Global Credit Facility.
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin High Yield Tax-Free Income Fund
1,920,000
a
CalPlant I LLC, 21 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/13/21 $ 1,920,000 $ 249,600
7,205,000
a
CalPlant I LLC, 21 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/01/21 7,205,000 936,650
3,975,000
a
CalPlant I LLC, 22 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 4/05/22 3,975,000 516,750
345,000
a
CalPlant I LLC, 22 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 9/28/22 345,000 44,850
2,610,000
a
CalPlant I LLC, 22 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/11/22 2,610,000 2,610,000
3,910,000
a
CalPlant I LLC, 22 X, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/09/22 3,910,000 3,910,000
1,380,000
a
CalPlant I LLC, 23 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 1/11/23 1,380,000 1,380,000
1,225,000
a
CalPlant I LLC, 23 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 2/09/23 1,225,000 1,225,000
1,955,000
a
CalPlant I LLC, 23 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 3/02/23 1,955,000 1,955,000
1,700,000
a
CalPlant I LLC, 23 D, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 5/04/23 1,700,000 1,700,000
1,915,000
a
CalPlant I LLC, 23 E, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 6/01/23 1,915,000 1,915,000
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $28,140,000 $16,442,850
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,795,000 as of August 31, 2024.
9. Restricted Securities
(continued)

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11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 36,511,500 $ — $ — $ 36,511,500
Municipal Bonds ......................... — 2,071,912,288 — 2,071,912,288
Short Term Investments ................... — 3,700,000 — 3,700,000
Total Investments in Securities ........... $36,511,500 $2,075,612,288 $— $2,112,123,788
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 37,355,000 — — 37,355,000
Corporate Bonds ........................ — — 3,847,413 3,847,413
Senior Floating Rate Interests ............... — 25,620,147 15,964,505 41,584,652
Municipal Bonds ......................... — 747,106,154 — 747,106,154
Short Term Investments ................... — 52,955,000 — 52,955,000
Total Investments in Securities ........... $37,355,000 $825,681,301 $19,811,918 $882,848,219
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... — — —
a
—
Management Investment Companies ......... 103,536,900 — — 103,536,900
Corporate Bonds :
Commercial Services & Supplies ........... — — 22,237,850 22,237,850
Diversified Consumer Services ............ — 86,805,847 — 86,805,847
Electric Utilities ........................ — 15,222,551 — 15,222,551
Senior Floating Rate Interests ............... — — 122,227
a
122,227
Municipal Bonds :
Alabama ............................. — 5,401,873 — 5,401,873
Arizona .............................. — 93,321,581 — 93,321,581
Arkansas ............................. — 27,676,486 — 27,676,486
California ............................. — 1,001,663,138 1,038,382 1,002,701,520
Colorado ............................. — 262,692,954 — 262,692,954
Connecticut ........................... — 27,457,841 — 27,457,841
Florida ............................... — 837,803,553 — 837,803,553
Georgia .............................. — 44,180,177 — 44,180,177
Idaho ................................ — 13,330,375 — 13,330,375
Illinois ............................... — 68,299,012 — 68,299,012
Indiana .............................. — 22,140,185 — 22,140,185

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Notes to Financial Statements (unaudited)
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Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Municipal Bonds:
Iowa ................................ $ — $ 11,904,659 $ — $ 11,904,659
Kansas .............................. — 1,335,413 — 1,335,413
Kentucky ............................. — 33,350,576 — 33,350,576
Louisiana ............................. — 74,710,355 — 74,710,355
Maryland ............................. — 11,027,788 — 11,027,788
Massachusetts ........................ — 2,354,078 — 2,354,078
Michigan ............................. — 21,184,084 — 21,184,084
Minnesota ............................ — 4,891,995 — 4,891,995
Mississippi ............................ — 26,158,234 — 26,158,234
Missouri .............................. — 13,604,765 — 13,604,765
Nevada .............................. — 47,301,784 — 47,301,784
New Hampshire ........................ — 10,173,712 — 10,173,712
New Jersey ........................... — 63,775,307 — 63,775,307
New Mexico ........................... — 2,151,029 — 2,151,029
New York ............................. — 153,544,356 — 153,544,356
North Dakota .......................... — 6,679,370 — 6,679,370
Ohio ................................ — 148,663,563 — 148,663,563
Oklahoma ............................ — 7,589,629 — 7,589,629
Oregon .............................. — 15,183,133 — 15,183,133
Pennsylvania .......................... — 102,415,069 — 102,415,069
South Carolina ......................... — 69,560,552 — 69,560,552
South Dakota .......................... — 8,488,180 — 8,488,180
Tennessee ............................ — 68,341,801 — 68,341,801
Texas ............................... — 542,226,606 — 542,226,606
Utah ................................ — 25,927,368 — 25,927,368
Virginia .............................. — 18,752,117 — 18,752,117
Washington ........................... — 66,599,334 — 66,599,334
West Virginia .......................... — 3,233,674 — 3,233,674
Wisconsin ............................ — 136,876,329 — 136,876,329
U.S. Territories ..........................
District of Columbia ..................... — 39,659,480 — 39,659,480
Pacific Islands ......................... — 5,477,889 — 5,477,889
Puerto Rico ........................... — 335,303,111 — 335,303,111
Escrows and Litigation Trusts ............... — — 4,927,366 4,927,366
Short Term Investments ................... — 191,005,000 — 191,005,000
Total Investments in Securities ........... $103,536,900 $4,775,445,913 $28,325,825 $4,907,308,638
Other Financial Instruments:
Unfunded Commitments .................. $— $— $3,305,474 $3,305,474
Total Other Financial Instruments ......... $— $— $3,305,474 $3,305,474
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 925,173 925,173
Senior Floating Rate Interests ............... — — 1,000,052 1,000,052
Municipal Bonds ......................... — 274,521,699 — 274,521,699
Short Term Investments ................... — 4,300,000 — 4,300,000
Total Investments in Securities ........... $— $278,821,699 $1,925,225 $280,746,924
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,644,751 1,644,751
Municipal Bonds ......................... — 701,868,678 — 701,868,678
Escrows and Litigation Trusts ............... — — 160,528 160,528
11. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
151
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 3 financial instruments, for the Franklin Federal Limited-Term Tax-Free Income Fund, include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Level 1 Level 2 Level 3 Total
Franklin New Jersey Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ — $ 24,400,000 $ — $ 24,400,000
Total Investments in Securities ........... $— $726,268,678 $1,805,279 $728,073,957
Other Financial Instruments:
Unfunded Commitments .................. $— $— $106,096 $106,096
Total Other Financial Instruments ......... $— $— $106,096 $106,096
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
United States . $ — $ 3,731,991 $ — $ — $ — $ 25,437 $ — $ 89,985 $ 3,847,413 $ 89,985
Senior Floating
Rate Interests:
United States . 16,059,282 — — — — — — (94,777) 15,964,505 (94,777)
Total Investments in
Securities ....... $16,059,282 $3,731,991 $— $— $— $25,437 $— $(4,792) $19,811,918 $(4,792)
a
Purchases include all purchases of securities and securities received in corporate actions.
11. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
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12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR

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FRANKLIN TAX-FREE TRUST
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Tax-Free Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Federal Intermediate-Term Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional intermediate municipal debt funds. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, and for the one-year period was equal to the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of

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its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Federal Limited-Term Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional short municipal debt funds. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, five- and 10-
year periods was above the median of its Performance Universe, but for the three-year period was below the median of its
Performance Universe. The Board also noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin High Yield Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund - The Performance Universe for
the High Yield Tax-Free Income Fund included the Fund and all retail and institutional high yield municipal debt funds. The
Performance Universe for the Franklin New Jersey Tax-Free Income Fund included the Fund and all retail and institutional
New Jersey municipal debt funds. The Board noted that each Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its respective Performance Universe, and in the first quintile (best) for the Franklin
High Yield Tax-Free Income Fund. The Board also noted that each Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its respective Performance Universe. The Board further noted management’s view regarding the income-related attributes of each Fund (e.g., a fund’s investment objective) as set forth in each Fund’s registration statement and that the evaluation of each Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that each Fund’s performance was satisfactory.
Franklin Massachusetts Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Massachusetts municipal debt funds. The Board noted that the Fund’s annualized income return for the 10-year period was above the median of its Performance Universe, and for the three- and five-year periods was equal to the median of its Performance Universe, but for the one-year period was 10 basis points below the median of its Performance Universe.
The Board also noted that the Fund’s annualized total return for the 10-year period was equal to the median of its Performance
Universe, but for the one-, three- and five-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return was positive for each of the reporting periods. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an

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appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 for each Fund, and for Class A shares for each other fund in the applicable Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund and Franklin
Massachusetts Tax-Free Income Fund - The Expense Group for the Franklin Federal Intermediate-Term Tax-Free Income
Fund included the Fund and 11 other intermediate municipal debt funds. The Expense Group for the Franklin Federal Limited-
Term Tax-Free Income Fund included the Fund and nine other short municipal debt funds. The Expense Group for the Franklin
Massachusetts Tax-Free Income Fund included the Fund and six other Massachusetts municipal debt funds. The Board noted that the Management Rates for the Funds were above the medians of their respective Expense Groups, but their actual total expense ratios were below the medians and in the first (least expensive) or second quintile of their respective Expense
Groups. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board also noted that the Franklin Federal Intermediate-Term Tax-Free Income Fund’s and Franklin Federal Limited-Term
Tax-Free Income Fund’s actual total expense ratios reflected fee waivers from management. The Board concluded that the
Management Rates charged to the Funds are reasonable.
Franklin High Yield Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund - The Expense Group for the
Franklin High Yield Tax-Free Income Fund included the Fund and 14 other high yield municipal debt funds. The Expense
Group for the Franklin New Jersey Tax-Free Income Fund included the Fund and seven other New Jersey municipal debt funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board also noted that the Franklin New Jersey Tax-Free Income Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rates charged to the Funds are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

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Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that each Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

TF1-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Tax-Free Trust
Financial Statements and Other Important Information
Semi-Annual | August 31, 2024
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 74
Notes to Financial Statements 84
Changes In and Disagreements with Accountants 102
Results of Meeting(s) of Shareholders 102
Remuneration Paid to Directors, Officers and Others 102
Board Approval of Management and Subadvisory Agreements 102

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $9.92 $10.97 $11.18 $11.40 $10.85
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.24 0.22 0.28 0.30
Net realized and unrealized gains (losses) 0.07 0.28 (1.06) (0.21) (0.23) 0.57
Total from investment operations ........ 0.20 0.53 (0.82) 0.01 0.05 0.87
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.23) (0.22) (0.27) (0.32)
Net asset value, end of period .......... $10.27 $10.20 $9.92 $10.97 $11.18 $11.40
Total return
d
....................... 2.01% 5.43% (7.45)% 0.02% 0.49% 8.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.93% 0.93% 0.91% 0.91% 0.91%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.89% 0.90% 0.90% 0.91% 0.91% 0.91%
Net investment income ............... 2.56% 2.50% 2.34% 1.91% 2.46% 2.70%
Supplemental data
Net assets, end of period (000’s) ........ $48,996 $48,532 $42,244 $46,633 $30,415 $16,423
Portfolio turnover rate ................ 6.91% 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $9.91 $10.95 $11.16 $11.38 $10.84
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.25 0.23 0.30 0.32
Net realized and unrealized gains (losses) 0.07 0.28 (1.04) (0.20) (0.23) 0.55
Total from investment operations ........ 0.21 0.54 (0.79) 0.03 0.07 0.87
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.25) (0.24) (0.29) (0.33)
Net asset value, end of period .......... $10.26 $10.19 $9.91 $10.95 $11.16 $11.38
Total return
d
....................... 2.09% 5.59% (7.24)% 0.17% 0.64% 8.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.78% 0.76% 0.77% 0.76%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.75% 0.75% 0.76% 0.77% 0.76%
Net investment income ............... 2.72% 2.66% 2.49% 2.07% 2.66% 2.85%
Supplemental data
Net assets, end of period (000’s) ........ $112,376 $118,538 $125,644 $163,571 $174,802 $186,486
Portfolio turnover rate ................ 6.91% 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.32 $10.05 $11.10 $11.32 $11.54 $10.98
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.21 0.19 0.17 0.24 0.26
Net realized and unrealized gains (losses) 0.08 0.27 (1.05) (0.22) (0.23) 0.57
Total from investment operations ........ 0.19 0.48 (0.86) (0.05) 0.01 0.83
Less distributions from:
Net investment income .............. (0.11) (0.21) (0.19) (0.17) (0.23) (0.27)
Net asset value, end of period .......... $10.40 $10.32 $10.05 $11.10 $11.32 $11.54
Total return
d
....................... 1.87% 4.83% (7.74)% (0.38)% (0.01)% 7.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.32% 1.32% 1.30% 1.31% 1.31%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.29% 1.29% 1.29% 1.30% 1.31% 1.31%
Net investment income ............... 2.12% 2.06% 1.89% 1.51% 2.10% 2.30%
Supplemental data
Net assets, end of period (000’s) ........ $4,988 $6,046 $8,264 $13,416 $23,374 $31,175
Portfolio turnover rate ................ 6.91% 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $9.91 $10.95 $11.17 $11.39 $10.84
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.26 0.25 0.31 0.33
Net realized and unrealized gains (losses) 0.07 0.28 (1.04) (0.22) (0.22) 0.57
Total from investment operations ........ 0.22 0.56 (0.78) 0.03 0.09 0.90
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.26) (0.25) (0.31) (0.35)
Net asset value, end of period .......... $10.26 $10.19 $9.91 $10.95 $11.17 $11.39
Total return
d
....................... 2.15% 5.73% (7.11)% 0.22% 0.77% 8.39%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.66% 0.65% 0.65% 0.65%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62% 0.61% 0.62% 0.63% 0.63% 0.63%
Net investment income ............... 2.85% 2.78% 2.62% 2.19% 2.78% 2.98%
Supplemental data
Net assets, end of period (000’s) ........ $1,401 $1,279 $1,786 $2,308 $1,756 $1,664
Portfolio turnover rate ................ 6.91% 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $9.91 $10.95 $11.17 $11.39 $10.84
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.26 0.25 0.31 0.33
Net realized and unrealized gains (losses) 0.08 0.28 (1.04) (0.22) (0.23) 0.56
Total from investment operations ........ 0.22 0.55 (0.78) 0.03 0.08 0.89
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.26) (0.25) (0.30) (0.34)
Net asset value, end of period .......... $10.26 $10.19 $9.91 $10.95 $11.17 $11.39
Total return
d
....................... 2.14% 5.70% (7.14)% 0.18% 0.74% 8.36%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.68% 0.68% 0.66% 0.67% 0.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.65% 0.65% 0.65% 0.66% 0.67% 0.66%
Net investment income ............... 2.82% 2.76% 2.59% 2.16% 2.74% 2.95%
Supplemental data
Net assets, end of period (000’s) ........ $21,086 $19,911 $18,309 $19,796 $15,036 $11,709
Portfolio turnover rate ................ 6.91% 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 513,985
Total Corporate Bonds (Cost $ 500,000 ) ........................................
513,985
Municipal Bonds 97.8%
Alabama 89.3%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,906,751
Shelton State Community College , Revenue , 2024 , AGMC Insured , 5% , 8/01/49 .. 1,000,000 1,081,801
Alabama Housing Finance Authority , Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54
1,000,000 1,005,363
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,044,300
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,643,320
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,604,858
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,598,811
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,582,450
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,900,915
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,207,227
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 406,040
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 709,548
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,703,312
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 997,426
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,253,458
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,195,645
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,630,288
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
1,000,000 969,677
City of Boaz ,
Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/46 ................. 1,000,000 971,424
Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/50 ................. 1,500,000 1,454,344
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
2,000,000 1,945,323
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 5,008,347
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,521,516
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 2,999,297
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,447,314
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,039,981
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 .........
4,500,000 4,863,057
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,300,000 2,174,043
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,013,601
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,165,841
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........
3,000,000 3,087,884
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 1,000,000 1,090,818
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,175,060
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,948,855
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,074,664
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 937,399

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. $ 4,500,000 $ 4,295,133
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,071,916
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,290,095
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,332,968
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 3,031,683
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,701,582
Jacksonville State University ,
Revenue , 2017 , Refunding , AGMC Insured , 5% , 12/01/36 ................... 5,000,000 5,307,999
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,630,091
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............
1,000,000 1,089,188
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 5,931,172
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,906,750
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,712,559
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 2,010,983
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
A , 5% , 6/01/54 .................................................... 1,000,000 1,040,806
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,987,449
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,432,014
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 .................
1,000,000 1,074,008
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,073,239
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 5,000,000 5,053,683
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,166,977
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,065,104
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 4,026,794
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,058,294
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,278
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,187,238
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,186,181
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 ..................
5,000,000 5,228,894
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,602,435
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. 2,000,000 2,069,696
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,094,865
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,280,761
168,595,793
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 700,000 620,220

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 1.5%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 361,970
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 1,725,000 1,368,886
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 1,150,000 1,022,062
2,752,918
Kentucky 0.6%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 1,500,000 1,198,378
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 275,000 266,884
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,700,000 2,676,042
2,942,926
South Carolina 1.4%
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 437,877
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 437,877
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 1,485,000 1,197,522
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 635,682
2,708,958
Texas 0.4%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 657,139
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 437,993
Wisconsin 0.2%
c
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 500,000 420,955
U.S. Territories 2.3%
Guam 1.1%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 1,033,949
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 1,075,451
2,109,400
Puerto Rico 1.2%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 494,229
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 988,597

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 753,317
2,236,143
Total U.S. Territories .................................................................... 4,345,543
Total Municipal Bonds (Cost $ 190,490,636 ) .....................................
184,680,823
Total Long Term Investments (Cost $ 190,990,636 ) ...............................
185,194,808
a
a a a a
a
Total Investments (Cost $ 190,990,636 ) 98.1% ...................................
$185,194,808
Other Assets, less Liabilities 1.9% .............................................
3,652,128
Net Assets 100.0% ...........................................................
$188,846,936
See Abbreviations on page 101 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $9,912,507, representing 5.2% of net assets.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.40 $11.57 $11.91 $12.19 $11.59
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.28 0.26 0.30 0.32
Net realized and unrealized gains (losses) 0.07 0.28 (1.17) (0.34) (0.29) 0.63
Total from investment operations ........ 0.22 0.57 (0.89) (0.08) 0.01 0.95
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.28) (0.26) (0.29) (0.35)
Net asset value, end of period .......... $10.75 $10.68 $10.40 $11.57 $11.91 $12.19
Total return
d
....................... 2.17% 5.55% (7.71)% (0.71)% 0.14% 8.27%
Ratios to average net assets
e
Expenses
f
......................... 0.89% 0.89% 0.88% 0.86% 0.85% 0.86%
Net investment income ............... 2.74% 2.76% 2.65% 2.20% 2.48% 2.76%
Supplemental data
Net assets, end of period (000’s) ........ $76,843 $76,014 $76,312 $92,129 $77,256 $54,945
Portfolio turnover rate ................ 7.49% 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.40 $11.57 $11.91 $12.19 $11.59
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.30 0.28 0.32 0.35
Net realized and unrealized gains (losses) 0.08 0.28 (1.18) (0.34) (0.29) 0.61
Total from investment operations ........ 0.23 0.58 (0.88) (0.06) 0.03 0.96
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.29) (0.28) (0.31) (0.36)
Net asset value, end of period .......... $10.75 $10.68 $10.40 $11.57 $11.91 $12.19
Total return
d
....................... 2.15% 5.71% (7.57)% (0.56)% 0.29% 8.44%
Ratios to average net assets
e
Expenses
f
......................... 0.74% 0.74% 0.73% 0.71% 0.71% 0.71%
Net investment income ............... 2.88% 2.91% 2.79% 2.36% 2.66% 2.91%
Supplemental data
Net assets, end of period (000’s) ........ $166,109 $172,564 $189,496 $249,763 $274,232 $309,436
Portfolio turnover rate ................ 7.49% 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.85 $10.56 $11.75 $12.09 $12.38 $11.77
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.24 0.24 0.22 0.25 0.29
Net realized and unrealized gains (losses) 0.08 0.29 (1.20) (0.35) (0.29) 0.62
Total from investment operations ........ 0.20 0.53 (0.96) (0.13) (0.04) 0.91
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.23) (0.21) (0.25) (0.30)
Net asset value, end of period .......... $10.92 $10.85 $10.56 $11.75 $12.09 $12.38
Total return
d
....................... 1.83% 5.14% (8.14)% (1.10)% (0.34)% 7.84%
Ratios to average net assets
e
Expenses
f
......................... 1.28% 1.28% 1.27% 1.25% 1.25% 1.26%
Net investment income ............... 2.29% 2.30% 2.19% 1.79% 2.08% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $11,805 $14,486 $19,610 $28,904 $45,512 $62,426
Portfolio turnover rate ................ 7.49% 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $10.40 $11.57 $11.91 $12.20 $11.59
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.31 0.30 0.33 0.36
Net realized and unrealized gains (losses) 0.07 0.29 (1.17) (0.34) (0.29) 0.63
Total from investment operations ........ 0.23 0.61 (0.86) (0.04) 0.04 0.99
Less distributions from:
Net investment income .............. (0.16) (0.32) (0.31) (0.30) (0.33) (0.38)
Net asset value, end of period .......... $10.76 $10.69 $10.40 $11.57 $11.91 $12.20
Total return
d
....................... 2.22% 5.95% (7.44)% (0.42)% 0.35% 8.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.61% 0.59% 0.57% 0.58% 0.59%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.60% 0.61% 0.59%
g
0.57%
g
0.56% 0.57%
Net investment income ............... 3.02% 3.04% 2.92% 2.49% 2.73% 3.05%
Supplemental data
Net assets, end of period (000’s) ........ $10,848 $11,082 $10,366 $17,047 $13,813 $4,981
Portfolio turnover rate ................ 7.49% 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $10.40 $11.57 $11.92 $12.20 $11.59
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.31 0.29 0.33 0.36
Net realized and unrealized gains (losses) 0.07 0.29 (1.18) (0.35) (0.29) 0.63
Total from investment operations ........ 0.23 0.60 (0.87) (0.06) 0.04 0.99
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.29) (0.32) (0.38)
Net asset value, end of period .......... $10.76 $10.69 $10.40 $11.57 $11.92 $12.20
Total return
d
....................... 2.20% 5.91% (7.48)% (0.46)% 0.31% 8.63%
Ratios to average net assets
e
Expenses
f
......................... 0.64% 0.64% 0.63% 0.61% 0.61% 0.61%
Net investment income ............... 2.98% 3.01% 2.88% 2.46% 2.74% 3.01%
Supplemental data
Net assets, end of period (000’s) ........ $42,831 $46,388 $48,473 $72,069 $68,009 $53,789
Portfolio turnover rate ................ 7.49% 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 925,172
Total Corporate Bonds (Cost $ 900,000 ) ........................................
925,172
Municipal Bonds 99.3%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,151,837
Florida 2.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,315,394
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 542,955
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 3,050,000 2,420,349
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,804,162
7,082,860
Georgia 90.4%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC , Revenue , 2017 , Refunding , 4% ,
6/15/40 ........................................................ 5,000,000 5,004,401
c
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4% , 6/15/49 ..... 2,000,000 1,954,017
c
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4.125% , 6/15/56 . 3,500,000 3,434,074
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/40 ............ 7,750,000 7,850,783
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/44 ............ 3,000,000 3,033,331
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 2,555,000 2,605,481
Auburn Urban Redevelopment Agency , City of Auburn , Revenue , 2020 , BAM Insured ,
4% , 10/01/50 ..................................................... 1,000,000 969,484
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ...
1,500,000 1,477,637
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 2,970,231
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,231,546
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,953,493
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2015 , 5% , 7/01/41 .......... 2,000,000 2,016,331
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 1,450,000 1,410,814
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 3,000,000 3,272,492
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 4,500,000 4,518,645
BeltLine Tax Allocation District , Tax Allocation , 2016 B , Refunding , 5% , 1/01/31 .... 1,780,000 1,849,438
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,612,934
Department of Aviation , Revenue , 2024 B , 5.25% , 7/01/54 ................... 7,000,000 7,520,439
Water & Wastewater , Revenue , 2001 A , AGMC, NATL RE Insured , 5.5% , 11/01/27 . 4,085,000 4,281,379
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 5,000,000 5,183,223
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,488,777
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,162,676
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,148,146
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,126,250
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,454,027
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... 1,295,000 1,476,886
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,393,431

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... $ 3,000,000 $ 3,242,062
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............
500,000 553,923
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,135,104
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 4,123,279
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 697,131
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 818,859
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,183,077
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group , Revenue , 2017 , 4% , 8/15/41 ..... 3,000,000 2,974,978
Hamilton Health Care System Obligated Group , Revenue , 2024 B , Refunding , 5% ,
8/15/37 ........................................................ 3,075,000 3,464,130
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 355,874
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 550,000 555,428
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,502,006
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2018 , 4% , 3/01/43 ................... 2,000,000 1,987,864
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,900,369
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,149,916
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,916,709
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,787,103
Tuff/Atlanta Housing LLC , Revenue , 2022 , Refunding , 5% , 9/01/32 ............. 1,350,000 1,522,700
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,873,200
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,741,666
Development Authority of Cobb County (The) ,
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 5,430,241
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,898,686
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 4,084,720
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 1,017,103
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,073,280
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,030,784
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,157,585
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,709,032
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,654,956
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,170,254
Revenue , 2018 A , 3.95% , 12/01/43 .................................... 1,210,000 1,183,276
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,490,000 4,248,423
Georgia Ports Authority ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 1,145,000 1,114,924
Revenue , 2022 , 5% , 7/01/47 ......................................... 2,500,000 2,721,132
Revenue , 2022 , 5.25% , 7/01/52 ....................................... 2,000,000 2,199,791

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ $ 5,000,000 $ 5,000,044
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,132,804
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/25 ...................................... 2,500,000 2,551,849
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,313,674
Revenue , 2019 A , 5% , 5/15/37 ........................................ 1,975,000 2,140,399
Revenue , 2019 A , 5% , 5/15/38 ........................................ 1,000,000 1,080,551
b,d
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 8,000,000 7,889,003
d
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ 5,000,000 5,317,392
d
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,124,956
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,154,527
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 992,179
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,026,410
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , AGMC Insured , 4% , 1/01/44 ............................ 5,000,000 4,955,720
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,669,162
Revenue , 2021 A , Refunding , 4% , 1/01/46 ............................... 330,000 314,465
Revenue , 2021 A , Refunding , 4% , 1/01/51 ............................... 425,000 389,569
Revenue , 2021 A , Refunding , 5% , 1/01/56 ............................... 750,000 763,168
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 2,000,000 2,129,912
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 5,009,203
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 5,235,225
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 4,500,000 4,880,029
Richmond County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 5,000,000 5,028,490
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,781,996
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,089,225
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,186,152
278,736,035
Illinois 1.0%
State of Illinois ,
GO , 2021 A , 5% , 3/01/32 ............................................ 250,000 276,970
GO , 2021 B , 4% , 12/01/38 ........................................... 3,000,000 2,967,380
3,244,350
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,273,828
New York 1.0%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 100,000 95,011
Revenue , 2020 D , 4% , 11/15/47 ....................................... 600,000 580,275
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,300,000 2,279,591
2,954,877
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 900,000 788,178
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 900,000 788,178

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 500,000 $ 423,788
2,000,144
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,232,137
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 788,388
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 757,718
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 1,500,000 1,292,075
2,049,793
U.S. Territories 1.9%
Puerto Rico 1.9%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
923,681 919,118
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
903,650 884,528
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 560,000 553,536
e
Revenue , XX , 5.25% , 7/01/40 ........................................ 2,270,000 959,075
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,490,968
5,807,225
Total U.S. Territories .................................................................... 5,807,225
Total Municipal Bonds (Cost $ 317,475,450 ) .....................................
306,321,474
Shares
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 115,316 92,253
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
92,253
Total Long Term Investments (Cost $ 318,375,450 ) ...............................
307,338,899
a
a a a a
a
Total Investments (Cost $ 318,375,450 ) 99.6% ...................................
$307,338,899
Other Assets, less Liabilities 0.4% .............................................
1,095,982
Net Assets 100.0% ...........................................................
$308,434,881

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
See Abbreviations on page 101 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $22,023,473, representing 7.1% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
The maturity date shown represents the mandatory put date.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
f
Non-income producing.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.21 $9.96 $11.03 $11.28 $11.55 $10.93
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.25 0.24 0.28 0.30
Net realized and unrealized gains (losses) 0.05 0.25 (1.08) (0.25) (0.27) 0.64
Total from investment operations ........ 0.19 0.52 (0.83) (0.01) 0.01 0.94
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.24) (0.24) (0.28) (0.32)
Net asset value, end of period .......... $10.26 $10.21 $9.96 $11.03 $11.28 $11.55
Total return
d
....................... 1.91% 5.34% (7.49)% (0.17)% 0.09% 8.68%
Ratios to average net assets
e
Expenses
f
......................... 0.91%
g
0.90% 0.89% 0.87% 0.87% 0.86%
Net investment income ............... 2.75% 2.75% 2.42% 2.07% 2.49% 2.70%
Supplemental data
Net assets, end of period (000’s) ........ $60,421 $62,108 $60,153 $69,773 $56,810 $48,032
Portfolio turnover rate ................ 7.13% 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $9.95 $11.03 $11.28 $11.55 $10.92
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.26 0.25 0.30 0.32
Net realized and unrealized gains (losses) 0.06 0.25 (1.08) (0.25) (0.28) 0.64
Total from investment operations ........ 0.21 0.54 (0.82) — 0.02 0.96
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.26) (0.25) (0.29) (0.33)
Net asset value, end of period .......... $10.26 $10.20 $9.95 $11.03 $11.28 $11.55
Total return
d
....................... 2.09% 5.50% (7.45)% (0.02)% 0.24% 8.94%
Ratios to average net assets
e
Expenses
f
......................... 0.76%
g
0.75% 0.74% 0.72% 0.72% 0.71%
Net investment income ............... 2.90% 2.90% 2.57% 2.22% 2.66% 2.85%
Supplemental data
Net assets, end of period (000’s) ........ $149,102 $158,862 $175,906 $234,499 $250,576 $289,744
Portfolio turnover rate ................ 7.13% 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.37 $10.12 $11.21 $11.46 $11.74 $11.10
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.23 0.20 0.19 0.24 0.26
Net realized and unrealized gains (losses) 0.06 0.25 (1.09) (0.25) (0.29) 0.65
Total from investment operations ........ 0.18 0.48 (0.89) (0.06) (0.05) 0.91
Less distributions from:
Net investment income .............. (0.12) (0.23) (0.20) (0.19) (0.23) (0.27)
Net asset value, end of period .......... $10.43 $10.37 $10.12 $11.21 $11.46 $11.74
Total return
d
....................... 1.76% 4.83% (7.92)% (0.57)% (0.39)% 8.34%
Ratios to average net assets
e
Expenses
f
......................... 1.30%
g
1.29% 1.28% 1.26% 1.26% 1.26%
Net investment income ............... 2.30% 2.29% 1.97% 1.64% 2.08% 2.30%
Supplemental data
Net assets, end of period (000’s) ........ $7,943 $8,767 $12,724 $19,991 $29,441 $38,066
Portfolio turnover rate ................ 7.13% 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.20 $9.96 $11.03 $11.28 $11.55 $10.93
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.27 0.31 0.33
Net realized and unrealized gains (losses) 0.06 0.24 (1.08) (0.25) (0.27) 0.64
Total from investment operations ........ 0.22 0.54 (0.80) 0.02 0.04 0.97
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.27) (0.27) (0.31) (0.35)
Net asset value, end of period .......... $10.26 $10.20 $9.96 $11.03 $11.28 $11.55
Total return
d
....................... 2.16% 5.54% (7.22)% 0.12% 0.38% 8.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.62% 0.61% 0.59% 0.60% 0.60%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.61%
g
0.62%
g
0.60% 0.58% 0.58% 0.58%
Net investment income ............... 3.04% 3.04% 2.72% 2.36% 2.78% 2.98%
Supplemental data
Net assets, end of period (000’s) ........ $7,888 $7,967 $6,306 $8,031 $6,076 $5,383
Portfolio turnover rate ................ 7.13% 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.21 $9.96 $11.03 $11.28 $11.55 $10.93
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.27 0.26 0.31 0.33
Net realized and unrealized gains (losses) 0.06 0.25 (1.07) (0.24) (0.28) 0.63
Total from investment operations ........ 0.21 0.55 (0.80) 0.02 0.03 0.96
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.27) (0.27) (0.30) (0.34)
Net asset value, end of period .......... $10.26 $10.21 $9.96 $11.03 $11.28 $11.55
Total return
d
....................... 2.14% 5.60% (7.26)% 0.08% 0.34% 8.95%
Ratios to average net assets
e
Expenses
f
......................... 0.66%
g
0.65%
g
0.65% 0.62% 0.62% 0.61%
Net investment income ............... 3.00% 3.00% 2.67% 2.32% 2.73% 2.95%
Supplemental data
Net assets, end of period (000’s) ........ $32,244 $31,551 $36,351 $42,264 $37,329 $27,945
Portfolio turnover rate ................ 7.13% 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Florida 0.9%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 361,970
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 2,400,000 1,904,537
2,266,507
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 1,037,053
Louisiana 93.1%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 1,014,784
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 475,053
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 683,764
Calcasieu Parish School District No. 31 , GO , 2019 , BAM Insured , 4% , 3/01/37 .....
1,000,000 1,016,596
Central Community School System ,
GO , 2020 , 4% , 3/01/39 ............................................. 1,125,000 1,138,095
GO , 2020 , 4% , 3/01/40 ............................................. 1,190,000 1,199,928
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 ..............
2,350,000 2,490,947
City of Lafayette Sales & Use Tax , Public Improvement 1961 Sales Tax Trust , Revenue ,
2024 A , 5% , 3/01/49 ................................................ 1,500,000 1,624,590
City of Natchitoches , Utilities , Revenue , 2023 , AGMC Insured , 5.5% , 6/01/53 .......
750,000 835,578
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,565,622
GO , 2024 A , 5% , 12/01/53 ........................................... 2,500,000 2,682,742
Sewerage Service , Revenue , 2020 B , 5% , 6/01/45 ......................... 1,700,000 1,779,084
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,223,498
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 4,000,000 4,093,390
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,866,671
East Baton Rouge Sewerage Commission ,
Revenue , 2014 B , Pre-Refunded , 5% , 2/01/39 ............................ 5,000,000 5,043,377
Revenue , 2019 A , Refunding , 4% , 2/01/45 ............................... 5,000,000 4,981,569
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 2,000,000 2,025,480
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........
1,000,000 1,010,949
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 1,017,048
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 5,050,685
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,321,438
Lafayette Consolidated Government ,
GO , 2020 , Refunding , 3% , 3/01/34 ..................................... 250,000 238,891
GO , 2020 , Refunding , 3% , 3/01/35 ..................................... 200,000 188,790
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,407,609
Louisiana Correctional Facilities Corp. ,
State of Louisiana , Revenue , 2021 , 4% , 10/01/37 .......................... 875,000 883,653
State of Louisiana , Revenue , 2021 , 4% , 10/01/40 .......................... 1,305,000 1,288,034
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 490,954
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,430,073
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 1,000,000 1,001,017
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,900,000 1,798,175
b
City of Pineville , Revenue , 2024 , AGMC Insured , 5% , 9/01/39 ................ 2,505,000 2,815,469
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,354,162

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... $ 3,000,000 $ 2,535,190
a
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4.25% , 12/01/50 ........................................ 8,000,000 6,780,430
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 1,000,000 930,750
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,225,000 1,161,151
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 2,000,000 2,026,789
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,775,000 2,582,831
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4% , 10/01/43 ... 250,000 201,140
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.25% , 10/01/48 221,200 173,855
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.5% , 10/01/53 . 309,471 243,897
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 5% , 10/01/61 ... 249,529 207,668
Ragin Cajun Facilities, Inc. , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,028,278
University of Louisiana at Lafayette , Revenue , 2018 , AGMC Insured , 5% , 10/01/48 3,500,000 3,558,198
University of Louisiana System , Revenue , 2019 , Refunding , AGMC Insured , 4% ,
8/01/34 ........................................................ 1,000,000 1,016,885
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/39 ....................................... 1,060,000 1,057,031
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/41 ....................................... 500,000 495,246
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/43 ....................................... 500,000 483,686
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,054,994
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,099,846
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,119,336
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,172,699
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AGMC
Insured , 5% , 10/01/43 ............................................. 600,000 636,975
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,347,037
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,524,122
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 5,000,000 5,403,081
CHRISTUS Health Obligated Group , Revenue , 2018 E , 5% , 7/01/48 ........... 5,000,000 5,152,392
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 5,014,610
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , Pre-Refunded , 5% , 7/01/35 .................................. 35,000 35,651
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 10,000,000 10,290,625
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 4,720,515
c
Louisiana Department of Public Safety & Corrections , Revenue , 2024 , AGMC
Insured , 5% , 8/01/44 .............................................. 800,000 880,251
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/46 .............................................. 6,500,000 6,570,762
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,346,096
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 2,023,377
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,419,239
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,760,128
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/34 ........................................................ 30,000 31,097

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/47 ........................................................ $ 20,000 $ 20,731
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,814,574
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 6,305,000 6,393,696
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,860,621
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 3,000,000
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,065,566
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 62,474
Tulane University , Revenue , 2024 A , 5% , 4/15/38 .......................... 1,000,000 1,141,791
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,923,493
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,689,688
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,545,603
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 8,000,000 8,153,397
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 5% , 8/01/48 ......................................... 500,000 520,863
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ...........
2,660,000 2,663,480
Port New Orleans Board of Commissioners ,
Revenue , 2018 A , AGMC Insured , 5% , 4/01/48 ............................ 2,750,000 2,816,965
Revenue , 2020 D , 5% , 4/01/50 ........................................ 6,000,000 6,242,651
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,182,644
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AGMC Insured , 4% ,
3/01/41 ......................................................... 1,000,000 1,000,479
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 .......
3,300,000 3,501,929
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,624,367
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,686,122
GO , 2019 A , 5% , 3/01/37 ............................................ 3,000,000 3,223,514
Gasoline & Fuels Tax , Revenue, First Lien , 2015 A , Pre-Refunded , 5% , 5/01/41 ... 3,000,000 3,044,065
Gasoline & Fuels Tax , Revenue, Second Lien , 2017 C , Refunding , 5% , 5/01/45 ... 10,000,000 10,332,914
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,261,756
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 1,975,940
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 996,021
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,842,274
239,711,191
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 600,000 525,452
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 613,027
1,138,479
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 447,276
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 1,026,780
1,474,056

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 700,000 $ 613,191
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 673,527
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 1,225,000 1,055,195
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 517,656
2,246,378
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 494,229
d
Revenue , WW , 5.25% , 7/01/33 ........................................ 855,000 361,237
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,473,748
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,196,000 1,201,290
5,530,504
Total U.S. Territories .................................................................... 5,530,504
Total Municipal Bonds (Cost $ 264,764,518 ) .....................................
254,017,359
Shares
Escrows and Litigation Trusts 0.0%
†
e ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 43,434 34,747
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
34,747
Total Long Term Investments (Cost $ 264,764,518 ) ...............................
254,052,106
a
a a a a
Short Term Investments 1.6%
Principal
Amount
Municipal Bonds 1.6%
Louisiana 1.6%
g
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 3.8% , 5/01/43 4,200,000 4,200,000
Total Municipal Bonds (Cost $ 4,200,000 ) .......................................
4,200,000
Total Short Term Investments (Cost $ 4,200,000 ) .................................
4,200,000
a
Total Investments (Cost $ 268,964,518 ) 100.2% ..................................
$258,252,106
Other Assets, less Liabilities (0.2) % ...........................................
(654,104)
Net Assets 100.0% ...........................................................
$257,598,002

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
See Abbreviations on page 101 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $25,682,668, representing 10.0% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Non-income producing.
f
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $9.75 $10.71 $10.97 $11.35 $10.80
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.26 0.23 0.28 0.29
Net realized and unrealized gains (losses) 0.06 0.16 (0.96) (0.26) (0.38) 0.57
Total from investment operations ........ 0.22 0.47 (0.70) (0.03) (0.10) 0.86
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.26) (0.23) (0.28) (0.31)
Net asset value, end of period .......... $9.97 $9.91 $9.75 $10.71 $10.97 $11.35
Total return
d
....................... 2.23% 4.89% (6.56)% (0.30)% (0.84)% 8.11%
Ratios to average net assets
e
Expenses
f
......................... 0.89%
g
0.90% 0.89% 0.87% 0.87% 0.88%
Net investment income ............... 3.16% 3.17% 2.62% 2.10% 2.55% 2.65%
Supplemental data
Net assets, end of period (000’s) ........ $92,974 $87,309 $80,313 $90,950 $78,374 $60,104
Portfolio turnover rate ................ 3.62% 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $9.75 $10.71 $10.97 $11.36 $10.80
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.27 0.25 0.30 0.31
Net realized and unrealized gains (losses) 0.06 0.16 (0.96) (0.26) (0.39) 0.58
Total from investment operations ........ 0.23 0.48 (0.69) (0.01) (0.09) 0.89
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.27) (0.25) (0.30) (0.33)
Net asset value, end of period .......... $9.97 $9.91 $9.75 $10.71 $10.97 $11.36
Total return
d
....................... 2.31% 5.05% (6.42)% (0.15)% (0.69)% 8.27%
Ratios to average net assets
e
Expenses
f
......................... 0.74%
g
0.75% 0.74% 0.72% 0.72% 0.73%
Net investment income ............... 3.31% 3.30% 2.76% 2.25% 2.72% 2.80%
Supplemental data
Net assets, end of period (000’s) ........ $145,011 $147,337 $162,447 $214,264 $240,637 $270,309
Portfolio turnover rate ................ 3.62% 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.12 $9.95 $10.94 $11.20 $11.59 $11.02
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.22 0.19 0.24 0.25
Net realized and unrealized gains (losses) 0.06 0.17 (0.99) (0.26) (0.39) 0.59
Total from investment operations ........ 0.20 0.44 (0.77) (0.07) (0.15) 0.84
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.22) (0.19) (0.24) (0.27)
Net asset value, end of period .......... $10.18 $10.12 $9.95 $10.94 $11.20 $11.59
Total return
d
....................... 1.97% 4.47% (7.08)% (0.70)% (1.30)% 7.75%
Ratios to average net assets
e
Expenses
f
......................... 1.28%
g
1.29% 1.28% 1.26% 1.26% 1.28%
Net investment income ............... 2.69% 2.67% 2.15% 1.65% 2.13% 2.25%
Supplemental data
Net assets, end of period (000’s) ........ $11,403 $13,708 $17,531 $24,227 $34,896 $45,502
Portfolio turnover rate ................ 3.62% 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.93 $9.77 $10.73 $10.99 $11.37 $10.82
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.29 0.26 0.31 0.32
Net realized and unrealized gains (losses) 0.06 0.16 (0.96) (0.25) (0.37) 0.58
Total from investment operations ........ 0.23 0.50 (0.67) 0.01 (0.06) 0.90
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.29) (0.27) (0.32) (0.35)
Net asset value, end of period .......... $9.99 $9.93 $9.77 $10.73 $10.99 $11.37
Total return
d
....................... 2.38% 5.19% (6.27)% (—)%
e
(0.55)% 8.41%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.60% 0.60% 0.57% 0.59% 0.60%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.60%
h
0.60% 0.60% 0.57%
h
0.57% 0.58%
Net investment income ............... 3.45% 3.46% 2.91% 2.39% 2.81% 2.95%
Supplemental data
Net assets, end of period (000’s) ........ $12,609 $10,818 $11,709 $13,771 $8,033 $3,642
Portfolio turnover rate ................ 3.62% 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Rounds to less than 0.01%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.92 $9.76 $10.73 $10.98 $11.37 $10.81
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.28 0.26 0.31 0.32
Net realized and unrealized gains (losses) 0.07 0.16 (0.97) (0.25) (0.39) 0.58
Total from investment operations ........ 0.24 0.49 (0.69) 0.01 (0.08) 0.90
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.28) (0.26) (0.31) (0.34)
Net asset value, end of period .......... $9.99 $9.92 $9.76 $10.73 $10.98 $11.37
Total return
d
....................... 2.46% 5.14% (6.41)% 0.04% (0.68)% 8.47%
Ratios to average net assets
e
Expenses
f
......................... 0.64%
g
0.65% 0.64% 0.62% 0.62% 0.63%
Net investment income ............... 3.41% 3.40% 2.87% 2.35% 2.81% 2.90%
Supplemental data
Net assets, end of period (000’s) ........ $48,470 $48,094 $45,667 $55,284 $57,854 $54,079
Portfolio turnover rate ................ 3.62% 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.3%
Florida 0.7%
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ $ 2,650,000 $ 2,102,926
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,325,000 1,121,710
Maryland 85.5%
City of Baltimore ,
Harbor Point Special Taxing District , Revenue , 2016 , Refunding , 5.125% , 6/01/43 . 3,000,000 3,014,742
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/46 ..................... 2,000,000 2,047,039
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,457,689
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,760,000 1,762,633
County of Baltimore , GO , 2023 , 5% , 3/01/53 ...............................
6,000,000 6,571,606
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 3,940,000 3,618,161
County of Harford ,
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 156,281
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 764,665
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 679,705
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 715,418
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 10,000,000 10,014,507
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,850,564
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,116,804
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,319,779
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 835,407
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,270,099
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,361,758
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,920,366
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,316,584
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,001,588
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 976,496
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,288,540
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 5,129,553
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,255,493
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 5,206,867
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/35 ........................................................ 4,225,000 4,329,414
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,356,222
University of Maryland College Park , Revenue , 2024 , AGMC Insured , 5% , 7/01/54 . 2,000,000 2,097,108
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,040,763
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/27 ..... 1,150,000 1,150,906
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/33 ..... 2,495,000 2,496,168
West Village & Millennium Hall Student Housing at Towson University , Revenue,
Senior Lien , 2012 , 5% , 7/01/27 ...................................... 720,000 720,804

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... $ 9,750,000 $ 9,915,035
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 851,686
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,923,227
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,240,317
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,631,703
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 1,500,000 1,586,313
Goucher College , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................. 7,470,000 7,478,008
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 505,000 508,675
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,036,694
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,055,966
Loyola University Maryland, Inc. , Revenue , 2014 , Refunding , 5% , 10/01/45 ...... 2,250,000 2,250,150
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,093,490
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,975,736
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,340,707
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 4,560,000 4,708,748
MedStar Health Obligated Group , Revenue , 2013 A , 5% , 8/15/38 .............. 5,000,000 5,002,153
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,111,833
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,122,533
Meritus Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% , 7/01/40 . 8,535,000 8,603,241
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 661,107
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,306,967
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 852,518
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 347,306
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,102,486
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,747,463
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 902,675
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,875,518
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,306,216
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,812,008
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,100,585
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 592,114
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,250,635
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , 5% ,
5/01/50 ........................................................ 11,225,000 12,831,631
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ 1,590,000 1,659,323
State of Maryland Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............... 5,000,000 4,934,999
Maryland State Transportation Authority ,
Revenue , 2020 , 4% , 7/01/45 ......................................... 4,000,000 3,965,995
Revenue , 2021 A , Refunding , 5% , 7/01/46 ............................... 2,000,000 2,149,226
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 1,001,854
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
8,000,000 9,153,755
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 5% , 8/01/46 .............. 3,000,000 3,116,967
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,262,976
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,287,324
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,552,689

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... $ 3,095,000 $ 2,898,522
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........
5,260,000 5,125,999
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,495,511
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 5,000,000 5,001,682
265,575,995
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,522,645
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 700,000 613,027
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 613,027
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 1,350,000 1,028,530
2,254,584
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 546,670
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,067,852
1,614,522
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 613,191
Wisconsin 0.4%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 673,527
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 517,657
1,191,184
U.S. Territories 8.1%
District of Columbia 4.6%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,662,236
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,214,644
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,760,185
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,456,868
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 3,000,000 3,229,001
14,322,934
Puerto Rico 3.5%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
347,342 344,716
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,094,826 2,050,516
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 2,000,000 1,976,914
c
Revenue , WW , 5.5% , 7/01/38 ......................................... 1,975,000 834,438
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,572,998

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 1,900,000 $ 1,908,403
10,687,985
Total U.S. Territories .................................................................... 25,010,919
Total Municipal Bonds (Cost $ 309,511,385 ) .....................................
302,007,676
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 100,330 80,264
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
80,264
Total Long Term Investments (Cost $ 309,511,385 ) ...............................
302,087,940
a
a a a a
Short Term Investments 1.7%
Principal
Amount
Municipal Bonds 1.7%
Maryland 1.7%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.9% ,
11/01/37 ........................................................ 5,200,000 5,200,000
Total Municipal Bonds (Cost $ 5,200,000 ) .......................................
5,200,000
Total Short Term Investments (Cost $ 5,200,000 ) .................................
5,200,000
a
Total Investments (Cost $ 314,711,385 ) 99.0% ...................................
$307,287,940
Other Assets, less Liabilities 1.0% .............................................
3,179,354
Net Assets 100.0% ...........................................................
$310,467,294
See Abbreviations on page 101 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $11,356,581, representing 3.7% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.47 $10.27 $11.48 $11.85 $12.09 $11.47
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.31 0.28 0.29 0.31
Net realized and unrealized gains (losses) 0.06 0.20 (1.22) (0.37) (0.24) 0.63
Total from investment operations ........ 0.23 0.54 (0.91) (0.09) 0.05 0.94
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.30) (0.28) (0.29) (0.32)
Net asset value, end of period .......... $10.53 $10.47 $10.27 $11.48 $11.85 $12.09
Total return
d
....................... 2.27% 5.34% (7.92)% (0.84)% 0.41% 8.32%
Ratios to average net assets
e
Expenses
f
......................... 0.82% 0.83% 0.82% 0.81% 0.81% 0.81%
Net investment income ............... 3.30% 3.30% 2.90% 2.33% 2.42% 2.62%
Supplemental data
Net assets, end of period (000’s) ........ $181,577 $180,411 $166,355 $208,059 $169,677 $122,845
Portfolio turnover rate ................ 3.36% 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.46 $10.27 $11.48 $11.84 $12.09 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.32 0.30 0.31 0.33
Net realized and unrealized gains (losses) 0.06 0.19 (1.21) (0.36) (0.26) 0.64
Total from investment operations ........ 0.24 0.54 (0.89) (0.06) 0.05 0.97
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.32) (0.30) (0.30) (0.34)
Net asset value, end of period .......... $10.52 $10.46 $10.27 $11.48 $11.84 $12.09
Total return
d
....................... 2.35% 5.40% (7.78)% (0.60)% 0.48% 8.58%
Ratios to average net assets
e
Expenses
f
......................... 0.67% 0.68% 0.67% 0.66% 0.66% 0.66%
Net investment income ............... 3.45% 3.44% 3.05% 2.49% 2.58% 2.77%
Supplemental data
Net assets, end of period (000’s) ........ $379,992 $399,059 $439,718 $588,698 $647,517 $708,399
Portfolio turnover rate ................ 3.36% 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.57 $10.37 $11.60 $11.97 $12.21 $11.58
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.26 0.23 0.24 0.26
Net realized and unrealized gains (losses) 0.06 0.20 (1.23) (0.37) (0.24) 0.65
Total from investment operations ........ 0.21 0.49 (0.97) (0.14) — 0.91
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.26) (0.23) (0.24) (0.28)
Net asset value, end of period .......... $10.63 $10.57 $10.37 $11.60 $11.97 $12.21
Total return
d
....................... 2.04% 4.87% (8.38)% (1.23)% 0.01% 7.92%
Ratios to average net assets
e
Expenses
f
......................... 1.22% 1.23% 1.22% 1.20% 1.21% 1.21%
Net investment income ............... 2.86% 2.83% 2.45% 1.91% 2.01% 2.22%
Supplemental data
Net assets, end of period (000’s) ........ $19,097 $23,851 $33,334 $52,654 $74,779 $104,721
Portfolio turnover rate ................ 3.36% 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.47 $10.28 $11.49 $11.85 $12.10 $11.47
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.34 0.31 0.32 0.34
Net realized and unrealized gains (losses) 0.06 0.19 (1.22) (0.36) (0.25) 0.65
Total from investment operations ........ 0.25 0.56 (0.88) (0.05) 0.07 0.99
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.33) (0.31) (0.32) (0.36)
Net asset value, end of period .......... $10.53 $10.47 $10.28 $11.49 $11.85 $12.10
Total return
d
....................... 2.41% 5.53% (7.65)% (0.47)% 0.61% 8.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.54% 0.53% 0.53% 0.54%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54% 0.55%
g
0.54%
g
0.52% 0.53%
g
0.53%
Net investment income ............... 3.58% 3.57% 3.17% 2.61% 2.70% 2.90%
Supplemental data
Net assets, end of period (000’s) ........ $25,119 $22,474 $20,620 $33,747 $30,329 $23,700
Portfolio turnover rate ................ 3.36% 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.47 $10.27 $11.49 $11.85 $12.09 $11.47
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.33 0.31 0.32 0.34
Net realized and unrealized gains (losses) 0.06 0.20 (1.22) (0.36) (0.24) 0.63
Total from investment operations ........ 0.25 0.56 (0.89) (0.05) 0.08 0.97
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.33) (0.31) (0.32) (0.35)
Net asset value, end of period .......... $10.53 $10.47 $10.27 $11.49 $11.85 $12.09
Total return
d
....................... 2.40% 5.61% (7.77)% (0.50)% 0.66% 8.59%
Ratios to average net assets
e
Expenses
f
......................... 0.57% 0.58% 0.57% 0.56% 0.56% 0.56%
Net investment income ............... 3.55% 3.54% 3.15% 2.59% 2.68% 2.87%
Supplemental data
Net assets, end of period (000’s) ........ $69,507 $67,832 $70,684 $86,643 $85,456 $82,970
Portfolio turnover rate ................ 3.36% 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 963,677
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,544,000 4,952,370
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 615,349
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,400,000 5,078,764
10,646,483
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,751,365
Missouri 89.1%
Affton School District No. 101 ,
GO , 2017 A , Refunding , 5% , 3/01/33 ................................... 1,595,000 1,662,259
GO , 2017 A , Refunding , 5% , 3/01/34 ................................... 1,700,000 1,770,655
GO , 2017 A , Refunding , 5% , 3/01/35 ................................... 1,810,000 1,883,502
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 312,028
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,711,512
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 2,990,861
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,375,200
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 8,730,000 8,405,989
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,887,668
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,212,701
City of Bridgeton ,
Sales Tax , Revenue , 2021 A , Refunding , 2% , 12/01/32 ...................... 500,000 423,950
Sales Tax , Revenue , 2021 A , Refunding , 2.125% , 12/01/33 .................. 1,170,000 987,450
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 996,913
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,986,639
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 2,001,030
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,702,360
Sanitary Sewer System , Revenue , 2018 A , 4% , 1/01/35 ..................... 1,500,000 1,541,089
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,907,655
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,419,401
Water , Revenue , 2017 A , 4% , 12/01/41 ................................. 4,970,000 4,972,997
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,078,250
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 524,431
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,650,006
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,840,407
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 4,049,763
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 1,006,466
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 1,001,090
City of Springfield , Revenue , 2023 , 4.375% , 11/01/42 ........................
500,000 516,520
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 .....................
1,500,000 1,338,793
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,715,418
Airport , Revenue , 2017 A , Refunding , AGMC Insured , 5% , 7/01/25 ............. 5,000,000 5,091,306
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/35 ............. 1,000,000 1,032,163

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/36 ............. $ 2,125,000 $ 2,188,967
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,810,815
Airport , Revenue , 2024 A , AGMC Insured , 5.25% , 7/01/54 ................... 6,345,000 6,993,122
City of University City , COP , 2024 , 5% , 4/01/49 .............................
1,205,000 1,282,027
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,447,528
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,733,814
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 509,653
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 349,679
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,600,555
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,712,581
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,014,191
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,335,549
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 907,319
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 911,638
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,650,020
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,278,419
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,139,603
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,064,747
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 10,044,473
CoxHealth Obligated Group , Revenue , 2013 A , 5% , 11/15/44 ................. 2,760,000 2,761,179
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/33 ........ 3,200,000 3,241,439
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/39 ........ 4,190,000 4,228,471
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,791,184
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,879,303
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,980,033
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,565,633
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,581,435
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,827,468
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 4,026,345
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,651,236
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,081,097
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,794,557
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,759,362
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,079,672
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 9,900,000 9,375,316
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ........................................................ 1,050,000 1,129,021
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,848,309
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 5,013,483
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 4,048,795
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/34 ...... 4,345,000 4,328,245
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/38 ...... 4,885,000 4,715,982
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 2,013,265
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 816,078

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. $ 8,000,000 $ 7,785,631
Mercy Health , Revenue , 2015 B , Refunding , 5% , 2/01/45 .................... 4,370,000 4,401,295
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 9,972,380
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 9,461,156
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,879,051
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 19,437,912
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,773,374
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,818,832
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,480,565
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,788,403
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 360,268
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 416,400
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 796,627
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 69,571
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 152,529
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 167,617
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,156,945
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 424,816
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,239,611
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,396,651
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 501,042
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 371,133
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,009,262
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,022,781
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,004,862
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 31,422,830
City of Kansas City Airport , Revenue , 2019 B , AGMC Insured , 5% , 3/01/49 ....... 8,000,000 8,170,015
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,187,726
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 4% , 3/01/57 ....... 5,000,000 4,661,626
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 5% , 3/01/57 ....... 100,000 102,885
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ...........
4,000,000 3,996,364
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,519,002
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 25,582,842
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,381,075
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 973,259
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,918,753
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 8,074,878
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,250,077
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,651,290
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 788,588
Revenue , 2019 C , GNMA Insured , 3% , 11/01/44 ........................... 3,030,000 2,471,534
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,430,379
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,900,918
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,762,907
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,950,773
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,980,000 1,945,425
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,470,000 2,360,206

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission ,
MoPEP 1 Pool Fund , Revenue , 2018 , 5% , 12/01/43 ........................ $ 2,000,000 $ 2,047,357
Prairie State Project , Revenue , 2016 A , Refunding , 5% , 12/01/40 .............. 27,950,000 28,552,641
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
2,395,000 2,397,654
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,050,000 5,063,227
Normandy Schools Collaborative ,
GO , 2021 B , 2% , 3/01/40 ............................................ 2,050,000 1,484,981
GO , 2021 B , 2% , 3/01/41 ............................................ 1,700,000 1,205,087
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 2,000,000 1,966,605
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,593,302
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ......................
1,470,000 1,478,472
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,639,097
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ...................
2,000,000 2,021,371
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,950,159
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,575,503
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,005,963
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 6,968,506
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,683,978
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 6,075,000 4,302,855
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,104,987
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,028,593
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,632,637
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/45 ............... 5,685,000 5,947,033
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/49 ............... 2,175,000 2,253,893
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,734,276
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................
7,000,000 7,045,370
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ...........
4,000,000 3,987,286
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 100,000 94,761
601,665,740
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,449,575
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,663,931
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,663,931
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,200,000 2,437,996
5,765,858
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,987,892
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 380,729
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,628,558
4,997,179

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,900,000 $ 1,664,375
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,599,627
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 3,250,000 2,799,496
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,511,913
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,552,970
7,464,006
U.S. Territories 3.4%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,986,564
Puerto Rico 2.5%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/33 .................................... 192,434 190,979
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 1,193,087 1,197,813
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 4,275,909 4,185,472
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 410,750 412,377
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,750,000 1,729,800
b
Revenue , WW , 5.5% , 7/01/38 ......................................... 4,690,000 1,981,525
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,393,470
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 6,026,535
17,117,971
Total U.S. Territories .................................................................... 23,104,535
Total Municipal Bonds (Cost $ 681,977,144 ) .....................................
660,472,793
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 238,252 190,602
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
190,602
Total Long Term Investments (Cost $ 681,977,144 ) ...............................
660,663,395
a
a a a a
Short Term Investments 1.0%
Principal
Amount
Municipal Bonds 1.0%
Missouri 1.0%
e
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 3.9% , 10/01/35 .............................................. 1,965,000 1,965,000
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 3.55% , 3/01/40 .............................................. 1,400,000 1,400,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Missouri (continued)
e
Health & Educational Facilities Authority of the State of Missouri, (continued)
Washington University (The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and
Put , 3.55% , 2/15/33 .............................................. $ 3,300,000 $ 3,300,000
6,665,000
Total Municipal Bonds (Cost $ 6,665,000 ) .......................................
6,665,000
Total Short Term Investments (Cost $ 6,665,000 ) .................................
6,665,000
a
Total Investments (Cost $ 688,642,144 ) 98.8% ...................................
$667,328,395
Other Assets, less Liabilities 1.2% .............................................
7,962,781
Net Assets 100.0% ...........................................................
$675,291,176
See Abbreviations on page 101 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $25,753,919, representing 3.8% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.51 $10.25 $11.31 $11.62 $11.84 $11.30
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.24 0.21 0.27 0.28
Net realized and unrealized gains (losses) 0.07 0.25 (1.07) (0.31) (0.23) 0.56
Total from investment operations ........ 0.21 0.52 (0.83) (0.10) 0.04 0.84
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.23) (0.21) (0.26) (0.30)
Net asset value, end of period .......... $10.58 $10.51 $10.25 $11.31 $11.62 $11.84
Total return
d
....................... 2.04% 5.21% (7.31)% (0.89)% 0.38% 7.50%
Ratios to average net assets
e
Expenses
f
......................... 0.84% 0.85% 0.84% 0.82% 0.81% 0.82%
Net investment income ............... 2.66% 2.61% 2.26% 1.81% 2.27% 2.48%
Supplemental data
Net assets, end of period (000’s) ........ $133,251 $134,364 $133,789 $167,474 $145,847 $101,981
Portfolio turnover rate ................ 6.06% 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.25 $11.31 $11.62 $11.84 $11.30
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.25 0.23 0.29 0.30
Net realized and unrealized gains (losses) 0.08 0.25 (1.06) (0.31) (0.23) 0.56
Total from investment operations ........ 0.23 0.53 (0.81) (0.08) 0.06 0.86
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.25) (0.23) (0.28) (0.32)
Net asset value, end of period .......... $10.58 $10.50 $10.25 $11.31 $11.62 $11.84
Total return
d
....................... 2.21% 5.27% (7.17)% (0.65)% 0.44% 7.66%
Ratios to average net assets
e
Expenses
f
......................... 0.69% 0.70% 0.69% 0.67% 0.67% 0.67%
Net investment income ............... 2.81% 2.75% 2.41% 1.97% 2.44% 2.63%
Supplemental data
Net assets, end of period (000’s) ........ $277,857 $293,654 $339,756 $462,916 $521,406 $567,825
Portfolio turnover rate ................ 6.06% 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.42 $11.49 $11.81 $12.04 $11.49
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.22 0.19 0.17 0.22 0.24
Net realized and unrealized gains (losses) 0.07 0.26 (1.07) (0.33) (0.23) 0.56
Total from investment operations ........ 0.19 0.48 (0.88) (0.16) (0.01) 0.80
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.19) (0.16) (0.22) (0.25)
Net asset value, end of period .......... $10.75 $10.68 $10.42 $11.49 $11.81 $12.04
Total return
d
....................... 1.89% 4.70% (7.66)% (1.36)% (0.11)% 7.07%
Ratios to average net assets
e
Expenses
f
......................... 1.23% 1.24% 1.23% 1.21% 1.21% 1.22%
Net investment income ............... 2.21% 2.15% 1.81% 1.40% 1.87% 2.08%
Supplemental data
Net assets, end of period (000’s) ........ $17,877 $21,453 $27,303 $42,794 $63,485 $90,244
Portfolio turnover rate ................ 6.06% 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.24 $11.30 $11.61 $11.84 $11.29
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.27 0.25 0.30 0.32
Net realized and unrealized gains (losses) 0.08 0.25 (1.07) (0.31) (0.23) 0.56
Total from investment operations ........ 0.24 0.55 (0.80) (0.06) 0.07 0.88
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.26) (0.25) (0.30) (0.33)
Net asset value, end of period .......... $10.58 $10.50 $10.24 $11.30 $11.61 $11.84
Total return
d
....................... 2.29% 5.52% (7.05)% (0.60)% 0.57% 7.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.56% 0.56% 0.54% 0.54% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.56%
g
0.55% 0.53% 0.53% 0.54%
Net investment income ............... 2.96% 2.89% 2.56% 2.10% 2.56% 2.76%
Supplemental data
Net assets, end of period (000’s) ........ $30,821 $28,442 $20,233 $23,000 $17,426 $10,948
Portfolio turnover rate ................ 6.06% 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.25 $11.31 $11.62 $11.84 $11.30
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.26 0.24 0.30 0.31
Net realized and unrealized gains (losses) 0.08 0.25 (1.06) (0.31) (0.23) 0.56
Total from investment operations ........ 0.23 0.54 (0.80) (0.07) 0.07 0.87
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.26) (0.24) (0.29) (0.33)
Net asset value, end of period .......... $10.58 $10.50 $10.25 $11.31 $11.62 $11.84
Total return
d
....................... 2.26% 5.37% (7.08)% (0.64)% 0.63% 7.77%
Ratios to average net assets
e
Expenses
f
......................... 0.59% 0.60% 0.59% 0.57% 0.57% 0.57%
Net investment income ............... 2.92% 2.86% 2.52% 2.06% 2.53% 2.73%
Supplemental data
Net assets, end of period (000’s) ........ $119,744 $112,197 $115,439 $132,919 $121,041 $105,851
Portfolio turnover rate ................ 6.06% 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,644,751
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,644,751
Municipal Bonds 97.5%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 2,037,866
Florida 2.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,180,572
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 1,085,911
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 5,500,000 4,364,563
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,332,812
12,963,858
Illinois 0.7%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 518,185
State of Illinois ,
GO , 2016 , 5% , 11/01/34 ............................................. 1,100,000 1,128,852
GO , 2021 A , 5% , 3/01/33 ............................................ 2,000,000 2,208,838
3,855,875
Kentucky 0.8%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 5,600,000 4,473,943
New Jersey 1.2%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2021
QQQ , 4% , 6/15/41 ................................................. 1,000,000 998,660
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 3,006,755
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 391,894
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,290,000 1,356,331
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 1,000,000 966,315
6,719,955
New York 1.7%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,553,058
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 5,131,902
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 2,992,831
9,677,791
North Carolina 84.4%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
3,070,000 3,074,493
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,253,333
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,357,444
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... 2,000,000 1,995,701
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,776,470
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,312,117
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,592,172

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. $ 5,515,000 $ 5,312,425
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/39 ......................... 6,000,000 6,141,952
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... 9,030,000 9,200,266
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,445,669
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,913,887
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,644,962
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,244,693
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 361,056
City of Durham ,
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,958,204
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,397,804
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,014,238
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,493,135
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,670,873
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,859,255
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 2,009,899
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 9,305,000 9,299,226
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,065,181
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ......
10,000,000 9,987,655
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,629,898
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ...........................
400,000 402,972
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 341,157
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 522,705
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 219,668
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 389,329
County of Durham ,
GO , 2019 , 4% , 6/01/36 ............................................. 500,000 518,636
GO , 2019 , 4% , 6/01/37 ............................................. 450,000 464,786
GO , 2019 , 4% , 6/01/39 ............................................. 700,000 716,831
County of Forsyth , GO , 2023 A , 4% , 6/01/42 ...............................
1,000,000 1,028,836
County of Guilford ,
GO , 2017 B , 4% , 5/01/33 ............................................ 5,000,000 5,102,719
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 5,132,514
County of Johnston , Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 .........
1,150,000 1,135,751
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 362,989
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 414,930
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,816,592
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/42 ....................................................... 5,000,000 5,355,903
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/47 ....................................................... 13,565,000 14,530,563
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ 7,870,000 8,658,950
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,333,602
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,719,110

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... $ 2,500,000 $ 2,656,987
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43
1,000,000 1,097,260
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,700,000 1,728,212
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 417,130
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 527,331
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 585,769
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,990,610
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,991,897
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,068,823
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,776,102
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 732,745
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 354,503
Duke University , Revenue , 2015 B , Pre-Refunded , 5% , 10/01/41 .............. 13,585,000 13,948,658
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,600,265
Duke University , Revenue , 2016 B , Refunding , 4% , 10/01/44 ................. 5,085,000 5,090,059
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 13,000,000 13,462,872
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,054,194
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,283,927
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,312,089
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/38 .............. 5,500,000 5,542,772
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/39 .............. 2,500,000 2,514,822
Wake Forest University , Revenue , 2018 , 4% , 1/01/48 ....................... 10,000,000 9,889,230
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 14,029,620
North Carolina Central University ,
Revenue , 2019 , AGMC Insured , 5% , 4/01/44 ............................. 1,575,000 1,651,938
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 940,322
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,802,678
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,395,000 5,710,027
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 642,118
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,564,969
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 2,196,599
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 3,987,221
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,776,473
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,175,124
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,805,000 1,342,912
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,833,937
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 836,286
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,069,631
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 10,715,806
Caromont Health Obligated Group , Revenue , 2021 A , 4% , 2/01/36 ............. 1,675,000 1,717,564
Duke University Health System, Inc. , Revenue , 2016 D , Refunding , 4% , 6/01/42 ... 7,000,000 7,004,976
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,500,796
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 798,736
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ 180,000 178,123
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 182,451
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 854,372
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,474,897
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,424,055
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,482,526
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 20,009,554
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 2,060,971
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 6,396,233
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,133,825

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ $ 5,000,000 $ 5,085,432
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 940,278
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,912,348
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,104,047
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,894,226
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 932,350
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,509,677
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,214,389
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,439,060
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,895,388
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 790,139
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 780,326
Vidant Health Obligated Group , Revenue , 2015 , Refunding , 5% , 6/01/40 ........ 5,000,000 5,039,126
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,290,020
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 126,539
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 308,840
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 468,969
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 529,726
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 373,065
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,590,888
Revenue, Senior Lien , 2017 , Refunding , AGMC Insured , 5% , 1/01/31 ........... 1,000,000 1,041,522
Revenue, Senior Lien , 2019 , AGMC Insured , 5% , 1/01/49 ................... 2,000,000 2,089,858
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,624,826
Revenue, Senior Lien , 2024 A , AGMC Insured , 5% , 1/01/58 .................. 3,000,000 3,194,668
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/35 .............. 1,300,000 1,474,162
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,973,317
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,990,570
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/38 .............. 1,250,000 1,400,090
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/39 .............. 1,500,000 1,668,704
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/40 .............. 1,270,000 1,406,330
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/41 .............. 2,000,000 2,202,189
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/33 ........................................................ 4,625,000 4,729,535
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 9,815,000 9,858,529
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 556,332
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,752,416
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 8,045,146
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 ..........
2,500,000 2,436,825
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,479,806
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 8,059,991
University of North Carolina at Charlotte (The) ,
Revenue , 2017 , 5% , 10/01/47 ........................................ 5,000,000 5,184,434
Revenue , 2017 A , Refunding , 4% , 10/01/40 .............................. 2,250,000 2,255,044
Revenue , 2020 A , Refunding , 4% , 10/01/40 .............................. 290,000 293,035
University of North Carolina at Greensboro ,
Revenue , 2017 , Refunding , 4% , 4/01/35 ................................. 1,205,000 1,222,290
Revenue , 2017 , Refunding , 4% , 4/01/36 ................................. 1,000,000 1,013,583

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
$ 3,000,000 $ 3,027,188
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 157,911
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ......
2,685,000 2,617,777
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 930,685
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,914,126
489,127,270
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,600,000 1,401,205
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,600,000 1,401,205
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,118,942
4,921,352
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 197,101
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 195,881
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,299,988
2,692,970
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,401,579
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,600,000 1,347,054
U.S. Territories 4.4%
Guam 0.8%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 782,074
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 401,552
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 274,011
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,313,806
4,771,443
Puerto Rico 3.6%
Commonwealth of Puerto Rico ,
c
GO , FRN , Zero Cpn., 11/01/43 ........................................ 103,304 65,468
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 25,850 26,926
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 27,358
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 27,369
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 23,250
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 20,780
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 17,678
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 23,351
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 23,725
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 30,143 20,316
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,643,000 1,608,252
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 246,450 247,426
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,500,000 1,482,686
d
Revenue , XX , 5.25% , 7/01/40 ........................................ 4,120,000 1,740,700

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. $ 440,000 $ 475,791
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 205,830
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 12,890,000 12,947,006
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 1,977,983
20,961,895
Total U.S. Territories .................................................................... 25,733,338
Total Municipal Bonds (Cost $ 581,425,108 ) .....................................
564,952,851
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 209,296 167,437
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
167,437
Total Long Term Investments (Cost $ 583,025,108 ) ...............................
566,765,039
a
a a a a
Short Term Investments 1.3%
Principal
Amount
Municipal Bonds 1.3%
North Carolina 1.3%
f
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 B , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 3.95% , 1/15/38 .......................... 1,100,000 1,100,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.95% , 1/15/48 ................................. 6,200,000 6,200,000
7,300,000
Total Municipal Bonds (Cost $ 7,300,000 ) .......................................
7,300,000
Total Short Term Investments (Cost $ 7,300,000 ) .................................
7,300,000
a
Total Investments (Cost $ 590,325,108 ) 99.1% ...................................
$574,065,039
Other Assets, less Liabilities 0.9% .............................................
5,485,269
Net Assets 100.0% ...........................................................
$579,550,308

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
See Abbreviations on page 101 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $21,825,997, representing 3.8% of net assets.
c
The coupon rate shown represents the rate at period end.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.99 $9.72 $10.79 $11.13 $11.42 $10.92
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.23 0.19 0.22 0.28
Net realized and unrealized gains (losses) 0.09 0.27 (1.08) (0.34) (0.29) 0.52
Total from investment operations ........ 0.23 0.53 (0.85) (0.15) (0.07) 0.80
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.22) (0.19) (0.22) (0.30)
Net asset value, end of period .......... $10.08 $9.99 $9.72 $10.79 $11.13 $11.42
Total return
d
....................... 2.20% 5.66% (7.85)% (1.38)% (0.58)% 7.40%
Ratios to average net assets
e
Expenses
f
......................... 0.87% 0.88% 0.86% 0.84% 0.84% 0.84%
Net investment income ............... 2.72% 2.65% 2.28% 1.71% 1.97% 2.54%
Supplemental data
Net assets, end of period (000’s) ........ $86,724 $84,618 $87,137 $108,135 $107,395 $77,058
Portfolio turnover rate ................ 7.21% 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.99 $9.72 $10.79 $11.12 $11.42 $10.91
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.24 0.21 0.24 0.30
Net realized and unrealized gains (losses) 0.09 0.27 (1.07) (0.33) (0.30) 0.52
Total from investment operations ........ 0.23 0.54 (0.83) (0.12) (0.06) 0.82
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.24) (0.21) (0.24) (0.31)
Net asset value, end of period .......... $10.07 $9.99 $9.72 $10.79 $11.12 $11.42
Total return
d
....................... 2.28% 5.71% (7.71)% (1.15)% (0.52)% 7.66%
Ratios to average net assets
e
Expenses
f
......................... 0.72% 0.73% 0.71% 0.69% 0.69% 0.69%
Net investment income ............... 2.87% 2.80% 2.42% 1.86% 2.15% 2.69%
Supplemental data
Net assets, end of period (000’s) ........ $201,279 $211,988 $235,354 $316,275 $353,874 $398,547
Portfolio turnover rate ................ 7.21% 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.17 $9.89 $10.98 $11.32 $11.62 $11.10
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.22 0.18 0.15 0.18 0.24
Net realized and unrealized gains (losses) 0.08 0.28 (1.09) (0.34) (0.30) 0.54
Total from investment operations ........ 0.20 0.50 (0.91) (0.19) (0.12) 0.78
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.18) (0.15) (0.18) (0.26)
Net asset value, end of period .......... $10.25 $10.17 $9.89 $10.98 $11.32 $11.62
Total return
d
....................... 1.95% 5.13% (8.27)% (1.76)% (1.05)% 7.07%
Ratios to average net assets
e
Expenses
f
......................... 1.26% 1.27% 1.25% 1.23% 1.24% 1.24%
Net investment income ............... 2.26% 2.19% 1.80% 1.27% 1.58% 2.14%
Supplemental data
Net assets, end of period (000’s) ........ $7,755 $9,264 $12,400 $20,687 $38,151 $52,357
Portfolio turnover rate ................ 7.21% 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.00 $9.72 $10.80 $11.13 $11.43 $10.92
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.26 0.22 0.25 0.32
Net realized and unrealized gains (losses) 0.08 0.28 (1.09) (0.32) (0.29) 0.52
Total from investment operations ........ 0.23 0.57 (0.83) (0.10) (0.04) 0.84
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.25) (0.23) (0.26) (0.33)
Net asset value, end of period .......... $10.08 $10.00 $9.72 $10.80 $11.13 $11.43
Total return
d
....................... 2.36% 5.97% (7.66)% (1.00)% (0.38)% 7.80%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.58% 0.58% 0.56% 0.57% 0.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.58% 0.58% 0.56% 0.55% 0.55% 0.55%
Net investment income ............... 3.02% 2.95% 2.61% 2.00% 2.27% 2.83%
Supplemental data
Net assets, end of period (000’s) ........ $11,134 $8,667 $6,243 $7,778 $6,812 $5,829
Portfolio turnover rate ................ 7.21% 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.00 $9.73 $10.80 $11.13 $11.43 $10.92
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.25 0.22 0.25 0.31
Net realized and unrealized gains (losses) 0.08 0.27 (1.07) (0.33) (0.30) 0.53
Total from investment operations ........ 0.23 0.55 (0.82) (0.11) (0.05) 0.84
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.25) (0.22) (0.25) (0.33)
Net asset value, end of period .......... $10.08 $10.00 $9.73 $10.80 $11.13 $11.43
Total return
d
....................... 2.33% 5.81% (7.61)% (1.05)% (0.42)% 7.76%
Ratios to average net assets
e
Expenses
f
......................... 0.62% 0.63% 0.61% 0.59% 0.59% 0.59%
Net investment income ............... 2.97% 2.90% 2.54% 1.96% 2.23% 2.79%
Supplemental data
Net assets, end of period (000’s) ........ $107,465 $103,453 $111,733 $138,033 $128,837 $109,844
Portfolio turnover rate ................ 7.21% 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.2%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 886,029
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 3,087,191
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 796,335
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 4,025,000 3,194,067
7,077,593
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,554,555
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,043,089
2,597,644
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,706,962
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 997,449
4,704,411
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,310,157
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,200,000 1,050,904
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,200,000 1,050,904
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,695,153
3,796,961
Texas 0.6%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 234,941
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 263,171
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,724,991
2,223,103
Virginia 81.1%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,151,804
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,202,505
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,144,427
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,304,091
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,704,328
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ 2,800,000 2,648,174
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ 5,215,000 4,805,545

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group , Revenue , 2015 , Pre-Refunded , 5% , 10/01/45 $ 975,000 $ 999,524
Protestant Episcopal High School in Virginia , Revenue , 2021 C , Refunding , 4% ,
1/01/46 ........................................................ 2,450,000 2,363,264
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 3,155,791
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,218,887
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,948,383
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 996,825
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,822,156
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................
5,500,000 5,627,052
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AGMC Insured , 4% , 7/15/47 ................................. 2,500,000 2,422,103
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,849,904
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 7,220,319
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 7,203,312
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ......
10,000,000 10,340,258
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,901,689
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,679,827
GO , 2024 A , 4% , 6/01/42 ............................................ 3,180,000 3,346,557
County of Fairfax ,
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,399,217
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,958,946
Fairfax County Economic Development Authority ,
Revenue , 2017 , 5% , 4/01/42 ......................................... 5,085,000 5,242,343
Goodwin House, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded , 5% ,
10/01/36 ....................................................... 4,865,000 4,968,811
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 3,510,000 3,632,106
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,143,601
Farmville Industrial Development Authority ,
Elwood Place LLC , Revenue , 2021 , AGMC Insured , 5.375% , 7/01/53 ........... 5,000,000 5,341,926
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,989,398
Hampton Roads Sanitation District , Revenue , 2016 A , Pre-Refunded , 5% , 8/01/43 ...
5,000,000 5,234,047
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien , 2018 A , Pre-Refunded , 5% , 7/01/48 ................... 5,505,000 5,945,613
Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............. 4,885,000 5,164,260
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 500,000 497,379
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 725,000 692,072
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... 1,500,000 1,378,302
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,201,818
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 5,221,311

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AGMC Insured , 5.25% , 7/01/48 .... $ 2,260,000 $ 2,482,250
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 675,000 673,587
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 1,081,851
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 2,126,771
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,173,287
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,552,668
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,548,128
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,269,660
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,549,359
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,841,793
Montgomery County Economic Development Authority , Virginia Tech Foundation, Inc. ,
Revenue , 2019 A , 4% , 6/01/39 ........................................ 1,750,000 1,774,130
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 845,724
Revenue , 2019 , 5% , 7/01/43 ......................................... 5,600,000 5,864,150
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,906,037
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,667,473
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,107,826
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 2,002,521
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,324,787
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,889,639
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 933,801
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,572
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,782,301
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,238,136
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 4,098,268
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 78,460
Commonwealth of Virginia , Revenue , 2016 A , Refunding , 4% , 2/01/30 .......... 7,000,000 7,047,954
Commonwealth of Virginia , Revenue , 2023 B , Refunding , 5% , 2/01/32 .......... 6,000,000 6,918,167
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 705,506
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 340,893
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 430,036
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 865,571
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,309,358
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/36 .................. 2,750,000 2,694,966
Regent University , Revenue , 2021 , Refunding , 3% , 6/01/41 .................. 4,800,000 3,803,011
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/46 .................. 3,725,000 3,288,356
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,358,848
Revenue , 2016 , 5% , 9/15/31 ......................................... 4,000,000 4,170,918
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ 5,000,000 5,283,116

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Commonwealth Transportation Board, (continued)
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... $ 2,000,000 $ 2,014,882
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........
3,000,000 3,011,836
Virginia Public Building Authority , Commonwealth of Virginia , Revenue , 2019 A , 4% ,
8/01/35 ......................................................... 1,250,000 1,287,686
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,736,620
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 5,795,000 6,012,832
Virginia Resources Authority ,
Revenue , Pre-Refunded , 5% , 11/01/38 .................................. 3,195,000 3,279,777
Revenue , 2018 C , Refunding , 5% , 11/01/48 .............................. 7,655,000 8,005,182
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 6,444,993
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,835,283
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,000,000 6,221,667
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 7,500,000 7,196,483
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 5,091,875
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 4,600,000 4,667,403
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 1,001,359
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,406,245
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,718,825
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,718,169
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 2,037,638
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 4,108,080
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/38 ... 2,000,000 2,047,841
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AGMC Insured , 4.125% , 7/01/58 ............ 2,000,000 1,971,856
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,038,185
335,912,471
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,051,184
Wisconsin 0.5%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 1,010,291
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,035,313
2,045,604
U.S. Territories 10.9%
District of Columbia 8.1%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... 5,000,000 5,229,998
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,280,811
Aviation , Revenue , 2024 A , Refunding , 5.25% , 10/01/49 ..................... 2,000,000 2,156,655
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 1,000,000 1,097,005
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,349,092
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 7,530,000 8,203,259
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,143,096
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,760,185
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 1,975,000 1,940,925

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, (continued)
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... $ 2,000,000 $ 2,152,668
33,313,694
Puerto Rico 2.8%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,314,400 1,286,587
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,700,000 1,680,377
b
Revenue , WW , 5.5% , 7/01/38 ......................................... 1,040,000 439,400
b
Revenue , XX , 5.25% , 7/01/40 ........................................ 1,900,000 802,750
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 459,540
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 192,412
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 6,351,997
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 502,211
11,715,274
Total U.S. Territories .................................................................... 45,028,968
Total Municipal Bonds (Cost $ 421,020,625 ) .....................................
406,634,125
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 149,352 119,482
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
119,482
Total Long Term Investments (Cost $ 421,020,625 ) ...............................
406,753,607
a
a a a a
Short Term Investments 0.9%
Principal
Amount
Municipal Bonds 0.9%
Virginia 0.9%
e
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.8% ,
10/01/48 ........................................................ 3,400,000 3,400,000
e
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2024 B-1 , Refunding , LOC Truist Bank , Daily VRDN and Put , 3.75% ,
1/01/54 ......................................................... 300,000 300,000
3,700,000
Total Municipal Bonds (Cost $ 3,700,000 ) .......................................
3,700,000
Total Short Term Investments (Cost $ 3,700,000 ) .................................
3,700,000
a
Total Investments (Cost $ 424,720,625 ) 99.1% ...................................
$410,453,607
Other Assets, less Liabilities 0.9% .............................................
3,903,042
Net Assets 100.0% ...........................................................
$414,356,649

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
See Abbreviations on page 101 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $11,558,238, representing 2.8% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $190,990,636 $318,375,450 $268,964,518 $314,711,385
Value - Unaffiliated issuers ............... $185,194,808 $307,338,899 $258,252,106 $307,287,940
Cash ................................. 1,369,659 4,065,986 384,096 59,832
Receivables:
Capital shares sold ..................... 229,504 39,557 7,091 502,691
Interest .............................. 2,377,914 2,996,991 3,101,537 3,217,431
Unrealized appreciation on unfunded
commitments (Note 1b) ................... — 60,898 22,938 53,049
Total assets ....................... 189,171,885 314,502,331 261,767,768 311,120,943
Liabilities:
Payables:
Investment securities purchased ........... — 5,332,855 3,700,277 —
Capital shares redeemed ................ 166,021 434,045 262,135 366,961
Management fees ...................... 78,176 137,153 112,342 136,993
Distribution fees ....................... 22,867 37,260 29,764 38,364
Transfer agent fees ..................... 25,535 47,917 39,589 46,559
Trustees' fees and expenses .............. 223 415 447 468
Distributions to shareholders .............. 10,763 37,216 — 31,022
Accrued expenses and other liabilities ........ 21,364 40,589 25,212 33,282
Total liabilities ...................... 324,949 6,067,450 4,169,766 653,649
Net assets, at value .............. $188,846,936 $308,434,881 $257,598,002 $310,467,294
Net assets consist of:
Paid-in capital .......................... $213,111,064 $358,430,292 $300,364,456 $373,099,828
Total distributable earnings (losses) .......... (24,264,128) (49,995,411) (42,766,454) (62,632,534)
Net assets, at value .............. $188,846,936 $308,434,881 $257,598,002 $310,467,294

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $48,996,011 $76,842,540 $60,420,919 $92,973,923
Shares outstanding ..................... 4,770,622 7,144,881 5,886,518 9,323,375
Net asset value per share
a,b
............... $10.27 $10.75 $10.26 $9.97
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.67 $11.17 $10.66 $10.36
Class A1:
Net assets, at value .................... $112,375,839 $166,108,589 $149,102,036 $145,011,317
Shares outstanding ..................... 10,954,800 15,445,866 14,533,676 14,538,046
Net asset value per share
a,b
............... $10.26 $10.75 $10.26 $9.97
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.66 $11.17 $10.66 $10.36
Class C:
Net assets, at value .................... $4,987,834 $11,805,465 $7,942,921 $11,402,824
Shares outstanding ..................... 479,747 1,081,260 761,620 1,119,948
Net asset value and maximum offering price per
share
a,b
.............................. $10.40 $10.92 $10.43 $10.18
Class R6:
Net assets, at value .................... $1,400,932 $10,847,767 $7,888,270 $12,609,322
Shares outstanding ..................... 136,533 1,008,547 768,735 1,262,078
Net asset value and maximum offering price per
share
b
............................... $10.26 $10.76 $10.26 $9.99
Advisor Class:
Net assets, at value .................... $21,086,320 $42,830,520 $32,243,856 $48,469,908
Shares outstanding ..................... 2,055,257 3,980,769 3,141,197 4,853,580
Net asset value and maximum offering price per
share
b
............................... $10.26 $10.76 $10.26 $9.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $688,642,144 $590,325,108 $424,720,625
Value - Unaffiliated issuers ................................ $667,328,395 $574,065,039 $410,453,607
Cash .................................................. 61,897 260,253 123,426
Receivables:
Capital shares sold ...................................... 65,637 26,434 208,072
Interest ............................................... 9,423,219 6,483,068 4,341,716
Unrealized appreciation on unfunded commitments (Note 1b) ........ 125,974 110,529 78,906
Total assets ........................................ 677,005,122 580,945,323 415,205,727
Liabilities:
Payables:
Capital shares redeemed ................................. 1,169,118 913,096 457,508
Management fees ....................................... 274,253 238,179 177,118
Distribution fees ........................................ 81,701 62,073 40,003
Transfer agent fees ...................................... 83,018 79,309 62,835
Trustees' fees and expenses ............................... 1,206 997 714
Distributions to shareholders ............................... 28,120 33,057 64,999
Accrued expenses and other liabilities ......................... 76,530 68,304 45,901
Total liabilities ....................................... 1,713,946 1,395,015 849,078
Net assets, at value ............................... $675,291,176 $579,550,308 $414,356,649
Net assets consist of:
Paid-in capital ........................................... $814,751,189 $716,279,161 $504,601,212
Total distributable earnings (losses) ........................... (139,460,013) (136,728,853) (90,244,563)
Net assets, at value ............................... $675,291,176 $579,550,308 $414,356,649

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $181,576,759 $133,250,841 $86,723,506
Shares outstanding ...................................... 17,251,719 12,591,021 8,606,884
Net asset value per share
a,b
................................ $10.53 $10.58 $10.08
Maximum offering price per share (net asset value per share ÷
96.25%)
b
.............................................. $10.94 $10.99 $10.47
Class A1:
Net assets, at value ..................................... $379,991,735 $277,857,102 $201,278,750
Shares outstanding ...................................... 36,127,697 26,262,516 19,980,279
Net asset value per share
a,b
................................ $10.52 $10.58 $10.07
Maximum offering price per share (net asset value per share ÷
96.25%)
b
.............................................. $10.93 $10.99 $10.46
Class C:
Net assets, at value ..................................... $19,096,877 $17,877,109 $7,754,722
Shares outstanding ...................................... 1,796,818 1,662,239 756,513
Net asset value and maximum offering price per share
a,b
.......... $10.63 $10.75 $10.25
Class R6:
Net assets, at value ..................................... $25,118,963 $30,821,414 $11,134,264
Shares outstanding ...................................... 2,385,800 2,914,270 1,104,656
Net asset value and maximum offering price per share
b
........... $10.53 $10.58 $10.08
Advisor Class:
Net assets, at value ..................................... $69,506,842 $119,743,842 $107,465,407
Shares outstanding ...................................... 6,603,495 11,316,908 10,657,785
Net asset value and maximum offering price per share
b
........... $10.53 $10.58 $10.08
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $3,320,455 $5,705,935 $4,798,561 $6,253,545
Expenses:
Management fees (Note 3 a ) ................ 536,554 823,390 707,792 812,679
Distribution fees: (Note 3c )
    Class A ............................. 61,632 95,986 75,313 112,559
    Class A1 ............................ 57,813 85,043 77,374 73,220
    Class C ............................. 17,909 42,925 27,019 41,322
Transfer agent fees: (Note 3e )
    Class A ............................. 13,502 24,768 20,735 29,524
    Class A1 ............................ 31,658 54,867 53,254 48,021
    Class C ............................. 1,508 4,262 2,861 4,170
    Class R6 ............................ 279 1,539 1,037 1,451
    Advisor Class ......................... 5,548 14,196 10,751 15,831
Custodian fees (Note 4 ) ................... 549 996 855 939
Reports to shareholders fees ............... 6,296 8,365 7,659 7,489
Registration and filing fees ................. 10,967 10,498 7,506 12,951
Professional fees ........................ 28,333 36,988 31,145 35,464
Trustees' fees and expenses ............... 1,254 2,098 1,758 1,994
Other ................................. 19,520 25,487 24,232 20,897
Total expenses ...................... 793,322 1,231,408 1,049,291 1,218,511
Expense reductions (Note 4 ) ............ (9,889) (1,373) (6,474) (2,981)
Expenses waived/paid by affiliates (Note 3f) . (27,244) — (10,359) (45)
Net expenses ...................... 756,189 1,230,035 1,032,458 1,215,485
Net investment income ............. 2,564,266 4,475,900 3,766,103 5,038,060
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,232,988) (2,762,400) (1,043,540) (534,940)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 2,533,888 4,758,460 2,460,820 2,446,298
Net realized and unrealized gain (loss) ......... 1,300,900 1,996,060 1,417,280 1,911,358
Net increase (decrease) in net assets resulting from
operations ............................... $3,865,166 $6,471,960 $5,183,383 $6,949,418

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $14,085,180 $10,260,473 $7,511,482
Expenses:
Management fees (Note 3 a ) ................................. 1,642,221 1,426,270 1,057,342
Distribution fees: (Note 3c )
    Class A .............................................. 225,967 167,583 108,254
    Class A1 ............................................. 195,080 143,093 104,095
    Class C .............................................. 70,652 64,026 27,905
Transfer agent fees: (Note 3e )
    Class A .............................................. 52,555 45,092 31,668
    Class A1 ............................................. 113,404 96,249 76,125
    Class C .............................................. 6,313 6,624 3,139
    Class R6 ............................................. 3,302 3,003 1,317
    Advisor Class .......................................... 19,884 39,189 38,748
Custodian fees (Note 4 ) .................................... 2,084 1,884 1,294
Reports to shareholders fees ................................ 14,941 11,958 9,023
Registration and filing fees .................................. 10,006 12,534 14,065
Professional fees ......................................... 47,054 42,402 38,785
Trustees' fees and expenses ................................ 4,284 3,634 2,667
Other .................................................. 41,737 41,100 30,056
Total expenses ....................................... 2,449,484 2,104,641 1,544,483
Expense reductions (Note 4 ) ............................. (9,764) (2,768) (12,851)
Net expenses ....................................... 2,439,720 2,101,873 1,531,632
Net investment income .............................. 11,645,460 8,158,600 5,979,850
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (2,716,840) (1,805,342) (3,298,623)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 6,347,276 5,910,636 6,701,938
Net realized and unrealized gain (loss) .......................... 3,630,436 4,105,294 3,403,315
Net increase (decrease) in net assets resulting from operations ........ $15,275,896 $12,263,894 $9,383,165

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
Franklin Alabama Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,564,266 $5,015,541 $4,475,900 $9,465,515
Net realized gain (loss) ............ (1,232,988) (2,024,966) (2,762,400) (4,001,278)
Net change in unrealized appreciation
(depreciation) ................. 2,533,888 7,015,967 4,758,460 12,571,174
Net increase (decrease) in net
assets resulting from operations . 3,865,166 10,006,542 6,471,960 18,035,411
Distributions to shareholders:
Class A ........................ (630,272) (1,075,335) (1,050,338) (2,054,639)
Class A1 ....................... (1,566,195) (3,212,748) (2,453,967) (5,231,108)
Class C ........................ (58,323) (140,105) (151,046) (382,369)
Class R6 ....................... (18,560) (44,276) (165,766) (325,565)
Advisor Class ................... (284,777) (540,377) (656,242) (1,429,418)
Total distributions to shareholders ..... (2,558,127) (5,012,841) (4,477,359) (9,423,099)
Capital share transactions: (Note 2 )
Class A ........................ 110,434 5,233,322 305,027 (2,273,436)
Class A1 ....................... (6,929,971) (10,338,785) (7,539,683) (21,628,755)
Class C ........................ (1,087,578) (2,391,146) (2,750,622) (5,537,344)
Class R6 ....................... 110,925 (526,870) (302,911) 401,788
Advisor Class ................... 1,029,740 1,089,614 (3,805,319) (3,297,249)
Total capital share transactions ....... (6,766,450) (6,933,865) (14,093,508) (32,334,996)
Net increase (decrease) in net
assets ..................... (5,459,411) (1,940,164) (12,098,907) (23,722,684)
Net assets:
Beginning of period ................ 194,306,347 196,246,511 320,533,788 344,256,472
End of period ..................... $188,846,936 $194,306,347 $308,434,881 $320,533,788

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,766,103 $7,948,291 $5,038,060 $10,190,174
Net realized gain (loss) ............ (1,043,540) (3,206,369) (534,940) (5,547,815)
Net change in unrealized appreciation
(depreciation) ................. 2,460,820 9,485,255 2,446,298 10,275,845
Net increase (decrease) in net
assets resulting from operations . 5,183,383 14,227,177 6,949,418 14,918,204
Distributions to shareholders:
Class A ........................ (826,990) (1,651,634) (1,416,365) (2,640,012)
Class A1 ....................... (2,241,426) (4,744,726) (2,412,379) (5,109,295)
Class C ........................ (95,479) (242,913) (169,903) (414,527)
Class R6 ....................... (125,818) (188,714) (193,186) (429,659)
Advisor Class ................... (468,118) (1,050,581) (818,624) (1,561,046)
Total distributions to shareholders ..... (3,757,831) (7,878,568) (5,010,457) (10,154,539)
Capital share transactions: (Note 2 )
Class A ........................ (1,994,635) 459,155 5,102,547 5,862,440
Class A1 ....................... (10,582,611) (20,900,132) (3,230,623) (17,498,765)
Class C ........................ (866,390) (4,148,210) (2,380,206) (4,040,981)
Class R6 ....................... (127,298) 1,514,443 1,715,510 (1,033,994)
Advisor Class ................... 489,019 (5,459,468) 55,399 1,546,638
Total capital share transactions ....... (13,081,915) (28,534,212) 1,262,627 (15,164,662)
Net increase (decrease) in net
assets ..................... (11,656,363) (22,185,603) 3,201,588 (10,400,997)
Net assets:
Beginning of period ................ 269,254,365 291,439,968 307,265,706 317,666,703
End of period ..................... $257,598,002 $269,254,365 $310,467,294 $307,265,706

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $11,645,460 $23,997,508 $8,158,600 $16,423,794
Net realized gain (loss) ............ (2,716,840) (12,379,707) (1,805,342) (10,154,504)
Net change in unrealized appreciation
(depreciation) ................. 6,347,276 24,436,478 5,910,636 23,488,320
Net increase (decrease) in net
assets resulting from operations . 15,275,896 36,054,279 12,263,894 29,757,610
Distributions to shareholders:
Class A ........................ (2,961,234) (5,616,499) (1,776,029) (3,430,760)
Class A1 ....................... (6,685,819) (14,283,512) (4,005,588) (8,580,472)
Class C ........................ (308,343) (800,796) (216,543) (511,336)
Class R6 ....................... (408,394) (772,308) (428,057) (592,488)
Advisor Class ................... (1,205,593) (2,433,793) (1,690,426) (3,129,619)
Total distributions to shareholders ..... (11,569,383) (23,906,908) (8,116,643) (16,244,675)
Capital share transactions: (Note 2 )
Class A ........................ 170,442 11,028,803 (2,066,179) (2,540,106)
Class A1 ....................... (21,135,464) (47,845,085) (17,750,699) (53,205,230)
Class C ........................ (4,856,104) (9,921,227) (3,707,343) (6,411,452)
Class R6 ....................... 2,512,571 1,545,960 2,170,253 7,942,383
Advisor Class ................... 1,265,974 (4,040,876) 6,646,894 (5,708,972)
Total capital share transactions ....... (22,042,581) (49,232,425) (14,707,074) (59,923,377)
Net increase (decrease) in net
assets ..................... (18,336,068) (37,085,054) (10,559,823) (46,410,442)
Net assets:
Beginning of period ................ 693,627,244 730,712,298 590,110,131 636,520,573
End of period ..................... $675,291,176 $693,627,244 $579,550,308 $590,110,131

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
Franklin Virginia Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,979,850 $12,075,748
Net realized gain (loss) ................................................. (3,298,623) (6,627,550)
Net change in unrealized appreciation (depreciation) ........................... 6,701,938 17,722,825
Net increase (decrease) in net assets resulting from operations ................ 9,383,165 23,171,023
Distributions to shareholders:
Class A ............................................................. (1,173,126) (2,245,661)
Class A1 ............................................................ (2,975,479) (6,255,295)
Class C ............................................................. (96,772) (235,671)
Class R6 ............................................................ (145,442) (262,424)
Advisor Class ........................................................ (1,566,978) (3,145,156)
Total distributions to shareholders .......................................... (5,957,797) (12,144,207)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,390,162 (4,812,684)
Class A1 ............................................................ (12,368,266) (29,112,662)
Class C ............................................................. (1,573,758) (3,384,280)
Class R6 ............................................................ 2,366,527 2,225,283
Advisor Class ........................................................ 3,126,330 (10,819,074)
Total capital share transactions ............................................ (7,059,005) (45,903,417)
Net increase (decrease) in net assets ................................... (3,633,637) (34,876,601)
Net assets:
Beginning of period ..................................................... 417,990,286 452,866,887
End of period .......................................................... $414,356,649 $417,990,286

Franklin Tax-Free Trust
Notes to Financial Statements (Unaudited)
84
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1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds, seven of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. These types of securities may be
considered unfunded and the Fund may be obligated to
perform on such agreements at a future date. Unfunded
commitments are marked to market daily and any unrealized
appreciation or depreciation is included in the Statement of
Assets and Liabilities and the Statement of Operations. At
August 31, 2024, unfunded commitments were as follows:

Franklin Tax-Free Trust
Notes to Financial Statements (Unaudited)
85
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c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Borrower
Unfunded
Commitment
Franklin Georgia Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $255,064
B-2, 7.125%, 7/01/59 1,238,735
$1,493,799
Franklin Louisiana Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $96,071
B-2, 7.125%, 7/01/59 466,572
$562,643
Franklin Maryland Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $222,188
B-2, 7.125%, 7/01/59 1,079,067
$1,301,255
Franklin Missouri Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $527,626
B-2, 7.125%, 7/01/59 2,562,442
$3,090,068
Franklin North Carolina Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $462,937
B-2, 7.125%, 7/01/59 2,248,276
$2,711,213
Franklin Virginia Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $330,490
B-2, 7.125%, 7/01/59 1,605,043
$1,935,533
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (Unaudited)
86
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Semiannual Report
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 319,197 $3,246,572 539,394 $5,733,292
Shares issued in reinvestment of distributions .......... 60,151 610,505 91,319 970,763
Shares redeemed ............................... (367,661) (3,746,643) (600,241) (6,399,028)
Net increase (decrease) .......................... 11,687 $110,434 30,472 $305,027
Year ended February 29, 2024
Shares sold
a
................................... 1,338,090 $13,494,319 1,302,263 $13,569,597
Shares issued in reinvestment of distributions .......... 102,450 1,020,836 179,768 1,874,809
Shares redeemed ............................... (938,308) (9,281,833) (1,705,485) (17,717,842)
Net increase (decrease) .......................... 502,232 $5,233,322 (223,454) $(2,273,436)
Class A1
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (Unaudited)
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Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 39,898 $405,539 64,836 $690,084
Shares issued in reinvestment of distributions .......... 140,795 1,427,224 206,663 2,195,973
Shares redeemed ............................... (863,348) (8,762,734) (977,402) (10,425,740)
Net increase (decrease) .......................... (682,655) $(6,929,971) (705,903) $(7,539,683)
Year ended February 29, 2024
Shares sold ................................... 416,397 $4,142,694 229,001 $2,400,520
Shares issued in reinvestment of distributions .......... 290,127 2,887,542 443,413 4,624,141
Shares redeemed ............................... (1,744,630) (17,369,021) (2,742,757) (28,653,416)
Net increase (decrease) .......................... (1,038,106) $(10,338,785) (2,070,343) $(21,628,755)
Class C
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 2,326 $23,989 52,082 $562,061
Shares issued in reinvestment of distributions .......... 5,191 53,328 13,741 148,198
Shares redeemed
a
.............................. (113,414) (1,164,895) (320,118) (3,460,881)
Net increase (decrease) .......................... (105,897) $(1,087,578) (254,295) $(2,750,622)
Year ended February 29, 2024
Shares sold ................................... 60,044 $606,458 109,638 $1,152,676
Shares issued in reinvestment of distributions .......... 12,707 128,129 34,706 367,460
Shares redeemed
a
.............................. (309,667) (3,125,733) (666,303) (7,057,480)
Net increase (decrease) .......................... (236,916) $(2,391,146) (521,959) $(5,537,344)
Class R6
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 30,557 $310,392 99,316 $1,059,567
Shares issued in reinvestment of distributions .......... 1,822 18,476 8,351 88,771
Shares redeemed ............................... (21,355) (217,943) (136,224) (1,451,249)
Net increase (decrease) .......................... 11,024 $110,925 (28,557) $(302,911)
Year ended February 29, 2024
Shares sold ................................... 30,124 $303,644 352,145 $3,681,149
Shares issued in reinvestment of distributions .......... 4,385 43,596 15,405 160,609
Shares redeemed ............................... (89,107) (874,110) (327,117) (3,439,970)
Net increase (decrease) .......................... (54,598) $(526,870) 40,433 $401,788
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (Unaudited)
88
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Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 192,226 $1,959,505 291,366 $3,108,553
Shares issued in reinvestment of distributions .......... 25,314 256,643 58,899 626,472
Shares redeemed ............................... (116,773) (1,186,408) (709,301) (7,540,344)
Net increase (decrease) .......................... 100,767 $1,029,740 (359,036) $(3,805,319)
Year ended February 29, 2024
Shares sold ................................... 440,358 $4,409,758 900,353 $9,396,069
Shares issued in reinvestment of distributions .......... 49,211 489,562 127,737 1,332,065
Shares redeemed ............................... (381,889) (3,809,706) (1,347,279) (14,025,383)
Net increase (decrease) .......................... 107,680 $1,089,614 (319,189) $(3,297,249)
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 372,973 $3,812,117 1,143,898 $11,347,702
Shares issued in reinvestment of distributions .......... 76,079 772,903 134,902 1,331,235
Shares redeemed ............................... (648,121) (6,579,655) (766,812) (7,576,390)
Net increase (decrease) .......................... (199,069) $(1,994,635) 511,988 $5,102,547
Year ended February 29, 2024
Shares sold
a
................................... 1,145,651 $11,526,499 1,790,306 $17,600,707
Shares issued in reinvestment of distributions .......... 153,264 1,528,379 250,103 2,441,176
Shares redeemed ............................... (1,253,631) (12,595,723) (1,466,839) (14,179,443)
Net increase (decrease) .......................... 45,284 $459,155 573,570 $5,862,440
Class A1
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 97,639 $996,786 159,369 $1,581,575
Shares issued in reinvestment of distributions .......... 213,769 2,170,143 217,099 2,142,353
Shares redeemed ............................... (1,351,480) (13,749,540) (704,054) (6,954,551)
Net increase (decrease) .......................... (1,040,072) $(10,582,611) (327,586) $(3,230,623)
Year ended February 29, 2024
Shares sold ................................... 188,891 $1,883,031 228,603 $2,210,696
Shares issued in reinvestment of distributions .......... 456,359 4,549,579 458,011 4,472,466
Shares redeemed ............................... (2,744,651) (27,332,742) (2,479,180) (24,181,927)
Net increase (decrease) .......................... (2,099,401) $(20,900,132) (1,792,566) $(17,498,765)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
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Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 53,916 $558,545 59,348 $597,548
Shares issued in reinvestment of distributions .......... 9,188 94,828 16,554 166,701
Shares redeemed
a
.............................. (146,962) (1,519,763) (310,971) (3,144,455)
Net increase (decrease) .......................... (83,858) $(866,390) (235,069) $(2,380,206)
Year ended February 29, 2024
Shares sold ................................... 88,248 $904,712 74,216 $743,194
Shares issued in reinvestment of distributions .......... 23,452 237,567 39,868 397,515
Shares redeemed
a
.............................. (523,736) (5,290,489) (520,297) (5,181,690)
Net increase (decrease) .......................... (412,036) $(4,148,210) (406,213) $(4,040,981)
Class R6
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 103,835 $1,056,676 205,762 $2,046,964
Shares issued in reinvestment of distributions .......... 12,521 127,143 16,120 159,397
Shares redeemed ............................... (128,452) (1,311,117) (49,508) (490,851)
Net increase (decrease) .......................... (12,096) $(127,298) 172,374 $1,715,510
Year ended February 29, 2024
Shares sold ................................... 295,525 $2,997,859 345,951 $3,379,331
Shares issued in reinvestment of distributions .......... 18,833 187,914 28,819 281,794
Shares redeemed ............................... (166,964) (1,671,330) (483,786) (4,695,119)
Net increase (decrease) .......................... 147,394 $1,514,443 (109,016) $(1,033,994)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 691,868 $7,029,855 419,935 $4,151,615
Shares issued in reinvestment of distributions .......... 45,317 460,415 77,655 767,408
Shares redeemed ............................... (687,426) (7,001,251) (490,762) (4,863,624)
Net increase (decrease) .......................... 49,759 $489,019 6,828 $55,399
Year ended February 29, 2024
Shares sold ................................... 759,737 $7,568,906 2,043,637 $19,580,472
Shares issued in reinvestment of distributions .......... 101,346 1,010,575 148,283 1,450,125
Shares redeemed ............................... (1,419,965) (14,038,949) (2,022,613) (19,483,959)
Net increase (decrease) .......................... (558,882) $(5,459,468) 169,307 $1,546,638
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
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Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 1,468,383 $15,353,207 765,632 $8,024,550
Shares issued in reinvestment of distributions .......... 280,374 2,920,224 164,022 1,716,301
Shares redeemed ............................... (1,733,762) (18,102,989) (1,127,134) (11,807,030)
Net increase (decrease) .......................... 14,995 $170,442 (197,480) $(2,066,179)
Year ended February 29, 2024
Shares sold
a
................................... 4,159,046 $42,768,065 2,818,585 $29,017,466
Shares issued in reinvestment of distributions .......... 531,375 5,453,991 315,400 3,243,559
Shares redeemed ............................... (3,646,441) (37,193,253) (3,396,641) (34,801,131)
Net increase (decrease) .......................... 1,043,980 $11,028,803 (262,656) $(2,540,106)
Class A1
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 373,650 $3,897,947 255,457 $2,689,413
Shares issued in reinvestment of distributions .......... 600,917 6,255,414 360,428 3,769,472
Shares redeemed ............................... (2,999,741) (31,288,825) (2,310,976) (24,209,584)
Net increase (decrease) .......................... (2,025,174) $(21,135,464) (1,695,091) $(17,750,699)
Year ended February 29, 2024
Shares sold ................................... 979,544 $10,079,660 641,786 $6,611,905
Shares issued in reinvestment of distributions .......... 1,287,119 13,200,475 768,222 7,897,674
Shares redeemed ............................... (6,944,203) (71,125,220) (6,605,595) (67,714,809)
Net increase (decrease) .......................... (4,677,540) $(47,845,085) (5,195,587) $(53,205,230)
Class C
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 49,685 $523,054 37,688 $401,841
Shares issued in reinvestment of distributions .......... 28,610 300,735 19,732 209,790
Shares redeemed
a
.............................. (538,211) (5,679,893) (404,384) (4,318,974)
Net increase (decrease) .......................... (459,916) $(4,856,104) (346,964) $(3,707,343)
Year ended February 29, 2024
Shares sold ................................... 150,373 $1,560,299 170,997 $1,803,539
Shares issued in reinvestment of distributions .......... 75,169 778,999 46,471 485,700
Shares redeemed
a
.............................. (1,182,040) (12,260,525) (829,069) (8,700,691)
Net increase (decrease) .......................... (956,498) $(9,921,227) (611,601) $(6,411,452)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 517,003 $5,412,197 450,743 $4,736,972
Shares issued in reinvestment of distributions .......... 36,916 384,744 16,207 169,446
Shares redeemed ............................... (314,685) (3,284,370) (261,510) (2,736,165)
Net increase (decrease) .......................... 239,234 $2,512,571 205,440 $2,170,253
Year ended February 29, 2024
Shares sold ................................... 832,995 $8,646,444 2,101,547 $21,788,281
Shares issued in reinvestment of distributions .......... 70,206 720,567 33,922 348,159
Shares redeemed ............................... (763,127) (7,821,051) (1,401,813) (14,194,057)
Net increase (decrease) .......................... 140,074 $1,545,960 733,656 $7,942,383
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 797,615 $8,295,354 1,504,862 $15,751,558
Shares issued in reinvestment of distributions .......... 95,468 994,354 158,350 1,656,918
Shares redeemed ............................... (770,069) (8,023,734) (1,027,093) (10,761,582)
Net increase (decrease) .......................... 123,014 $1,265,974 636,119 $6,646,894
Year ended February 29, 2024
Shares sold ................................... 1,770,007 $18,247,223 3,442,355 $35,274,735
Shares issued in reinvestment of distributions .......... 203,752 2,091,053 294,165 3,024,604
Shares redeemed ............................... (2,373,418) (24,379,152) (4,318,914) (44,008,311)
Net increase (decrease) .......................... (399,659) $(4,040,876) (582,394) $(5,708,972)
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 749,446 $7,481,022
Shares issued in reinvestment of distributions .......... 100,873 1,005,210
Shares redeemed ............................... (710,490) (7,096,070)
Net increase (decrease) .......................... 139,829 $1,390,162
Year ended February 29, 2024
Shares sold
a
................................... 1,052,351 $10,319,019
Shares issued in reinvestment of distributions .......... 195,901 1,912,573
Shares redeemed ............................... (1,745,500) (17,044,276)
Net increase (decrease) .......................... (497,248) $(4,812,684)
Class A1
2. Shares of Beneficial Interest
(continued)

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Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 103,712 $1,032,152
Shares issued in reinvestment of distributions .......... 270,984 2,699,357
Shares redeemed ............................... (1,611,319) (16,099,775)
Net increase (decrease) .......................... (1,236,623) $(12,368,266)
Year ended February 29, 2024
Shares sold ................................... 506,244 $4,962,378
Shares issued in reinvestment of distributions .......... 575,142 5,612,495
Shares redeemed ............................... (4,081,908) (39,687,535)
Net increase (decrease) .......................... (3,000,522) $(29,112,662)
Class C
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 33,083 $337,092
Shares issued in reinvestment of distributions .......... 9,360 94,850
Shares redeemed
a
.............................. (197,122) (2,005,700)
Net increase (decrease) .......................... (154,679) $(1,573,758)
Year ended February 29, 2024
Shares sold ................................... 71,429 $712,272
Shares issued in reinvestment of distributions .......... 22,841 226,818
Shares redeemed
a
.............................. (437,012) (4,323,370)
Net increase (decrease) .......................... (342,742) $(3,384,280)
Class R6
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 292,461 $2,913,488
Shares issued in reinvestment of distributions .......... 9,030 90,010
Shares redeemed ............................... (63,834) (636,971)
Net increase (decrease) .......................... 237,657 $2,366,527
Year ended February 29, 2024
Shares sold ................................... 634,321 $6,216,526
Shares issued in reinvestment of distributions .......... 18,450 180,037
Shares redeemed ............................... (427,769) (4,171,280)
Net increase (decrease) .......................... 225,002 $2,225,283
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 981,495 $9,799,059
Shares issued in reinvestment of distributions .......... 141,195 1,408,165
Shares redeemed ............................... (809,411) (8,080,894)
Net increase (decrease) .......................... 313,279 $3,126,330
Year ended February 29, 2024
Shares sold ................................... 1,949,152 $19,044,520
Shares issued in reinvestment of distributions .......... 284,133 2,774,790
Shares redeemed ............................... (3,375,212) (32,638,384)
Net increase (decrease) .......................... (1,141,927) $(10,819,074)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.559% 0.523% 0.539%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.526% 0.480% 0.487%
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.505%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,463 $1,199 $1,734 $1,982
CDSC retained ........................... $1,360 $3,194 $385 $762
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $7,157 $2,268 $2,696
CDSC retained ........................... $15,567 $6,421 $345
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Transfer agent fees ........................ $18,768 $32,456 $24,597 $33,707
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65% based on the average net assets of each class until June 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until June 30, 2025.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2024, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2024, the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $65,328 $55,001 $43,208
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Purchases .............................. $2,475,000 $8,735,000 $2,500,000 $11,500,000
Sales .................................. $5,975,000 $1,935,000 $2,000,000 $8,700,000
Net Realized Gains (Losses) ................. — — — —
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $20,215,000 $6,800,000
Sales .................................. $18,920,000 $17,400,000
Net Realized Gains (Losses) ................. — —
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
At August 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,941,296 $ 8,542,927 $ 12,705,581 $ 16,496,338
Long term ............................. 12,341,279 28,121,294 18,636,107 38,692,662
Total capital loss carryforwards ............ $17,282,575 $36,664,221 $31,341,688 $55,189,000
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 20,331,836 $ 32,392,070 $ 24,409,566
Long term ............................. 96,397,613 87,930,575 48,840,493
Total capital loss carryforwards ............ $116,729,449 $120,322,645 $73,250,059
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $190,969,709 $318,354,672 $268,967,433 $314,708,364
Unrealized appreciation ..................... $1,973,747 $3,005,008 $2,024,090 $5,064,112
Unrealized depreciation ..................... (7,748,648) (14,020,781) (12,739,417) (12,484,536)
Net unrealized appreciation (depreciation) ....... $(5,774,901) $(11,015,773) $(10,715,327) $(7,420,424)
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $689,105,320 $590,300,317 $424,719,094
Unrealized appreciation ..................... $11,124,015 $6,648,670 $4,499,298
Unrealized depreciation ..................... (32,900,940) (22,883,948) (18,764,785)
Net unrealized appreciation (depreciation) ....... $(21,776,925) $(16,235,278) $(14,265,487)

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6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2024, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At August
31, 2024, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $12,917,360 $23,101,034 $18,237,169 $11,273,324
Sales .................................. $17,808,965 $31,294,438 $25,665,434 $10,869,220
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $22,539,544 $34,557,043 $29,513,272
Sales .................................. $43,139,257 $45,787,365 $34,380,725
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 959,075 0.3%
Franklin Louisiana Tax-Free Income Fund ......................................... 361,237 0.1%
Franklin Maryland Tax-Free Income Fund ......................................... 834,438 0.3%
Franklin Missouri Tax-Free Income Fund .......................................... 1,981,525 0.3%
Franklin North Carolina Tax-Free Income Fund ..................................... 1,740,700 0.3%
Franklin Virginia Tax-Free Income Fund ........................................... 1,242,150 0.3%

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Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2024, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 513,985 $ 513,985
Municipal Bonds ......................... — 184,680,823 — 184,680,823
Total Investments in Securities ........... $— $184,680,823 $513,985 $185,194,808
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 925,172 925,172
Municipal Bonds ......................... — 306,321,474 — 306,321,474
Escrows and Litigation Trusts ............... — — 92,253 92,253
Total Investments in Securities ........... $— $306,321,474 $1,017,425 $307,338,899
Other Financial Instruments:
Unfunded Commitments .................. $— $— $60,898 $60,898
Total Other Financial Instruments ......... $— $— $60,898 $60,898
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 254,017,359 — 254,017,359
Escrows and Litigation Trusts ............... — — 34,747 34,747
Short Term Investments ................... — 4,200,000 — 4,200,000
Total Investments in Securities ........... $— $258,217,359 $34,747 $258,252,106
Other Financial Instruments:
Unfunded Commitments .................. $— $— $22,938 $22,938
Total Other Financial Instruments ......... $— $— $22,938 $22,938
9. Credit Facility
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
Level 1 Level 2 Level 3 Total
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 302,007,676 $ — $ 302,007,676
Escrows and Litigation Trusts ............... — — 80,264 80,264
Short Term Investments ................... — 5,200,000 — 5,200,000
Total Investments in Securities ........... $— $307,207,676 $80,264 $307,287,940
Other Financial Instruments:
Unfunded Commitments .................. $— $— $53,049 $53,049
Total Other Financial Instruments ......... $— $— $53,049 $53,049
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 660,472,793 — 660,472,793
Escrows and Litigation Trusts ............... — — 190,602 190,602
Short Term Investments ................... — 6,665,000 — 6,665,000
Total Investments in Securities ........... $— $667,137,793 $190,602 $667,328,395
Other Financial Instruments:
Unfunded Commitments .................. $— $— $125,974 $125,974
Total Other Financial Instruments ......... $— $— $125,974 $125,974
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,644,751 1,644,751
Municipal Bonds ......................... — 564,952,851 — 564,952,851
Escrows and Litigation Trusts ............... — — 167,437 167,437
Short Term Investments ................... — 7,300,000 — 7,300,000
Total Investments in Securities ........... $— $572,252,851 $1,812,188 $574,065,039
Other Financial Instruments:
Unfunded Commitments .................. $— $— $110,529 $110,529
Total Other Financial Instruments ......... $— $— $110,529 $110,529
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 406,634,125 — 406,634,125
Escrows and Litigation Trusts ............... — — 119,482 119,482
Short Term Investments ................... — 3,700,000 — 3,700,000
Total Investments in Securities ........... $— $410,334,125 $119,482 $410,453,607
Other Financial Instruments:
Unfunded Commitments .................. $— $— $78,906 $78,906
Total Other Financial Instruments ......... $— $— $78,906 $78,906
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (Unaudited)
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11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

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FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Tax-Free Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the on-going integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for certain Funds in comparison to the performance returns of a customized peer group for each applicable Fund (Performance Customized Peer Group) selected by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Alabama Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Alabama tax-free funds. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the medians of its Performance Universe and Performance Customized Peer Group, but for the one-year period was below the median of its Performance Universe, and equal to the median of its Performance Customized Peer Group.

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The Board further noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was equal to the median of its Performance Customized Peer Group, but for the 10-year period was below the median of its Performance Customized Peer Group. The Board further noted the small size of the Fund’s Performance
Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods.
The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to the Fund’s peers on an income return basis was appropriate given its attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Georgia Tax-Free Income Fund and Franklin Missouri Tax-Free Income Fund - The Performance Universe for each of the Franklin Georgia Tax-Free Income Fund and Franklin Missouri Tax-Free Income Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Franklin Georgia
Tax-Free Income Fund consisted only of Georgia tax-free funds. The Performance Customized Peer Group for the Franklin
Missouri Tax-Free Income Fund consists only of Missouri tax-free funds. The Board noted that the Funds’ annualized income returns for the one-, three-, five- and 10-year periods were above the medians of their respective Performance Universes and Performance Customized Peer Groups. The Board also noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes and Performance Customized Peer Groups, but
for the three-, five- and 10-year periods were below the medians of their respective Performance Universes and Performance
Customized Peer Groups. The Board further noted the small size of each Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted
management’s view regarding the income-related attributes of each Fund (e.g., fund investment objective) as set forth in each
Fund’s registration statement and that the evaluation of each Fund’s performance relative to the Fund’s peers on an income return basis was appropriate given its attributes. The Board concluded that the Funds’ performance was satisfactory.
Franklin Louisiana Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Louisiana tax-free funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board also noted that the Fund’s annualized income return for the one- and three-year periods was equal to the median of its Performance Customized Peer
Group, but for the five- and 10-year periods was below its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance
Customized Peer Group. The Board also noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to the Fund’s peers on an income return basis was appropriate given its attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Maryland Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Maryland municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to the Fund’s peers on an income return basis was appropriate given its attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin North Carolina Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of North
Carolina tax-free funds. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the medians of its Performance Universe and Performance Customized Peer Group and for the one-year period

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was above the median of its Performance Customized Peer Group, but also for the one-year period was two basis points below the median of its Performance Universe. The Board further noted that the Fund’s annualized total return for the one-year period was above the medians of its Performance Universe and Performance Customized Peer Group, but for the three-, five- and 10-year periods was below the medians of its Performance Universe and Performance Customized Peer Group. The
Board also noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to the Fund’s peers on an income return basis was appropriate given its attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Virginia Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Virginia municipal debt funds. The Board noted that the Fund’s annualized income return for the 10-year period was above the median of its Performance Universe, but for the one-, three- and five-year periods was below the median of its
Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s underperformance with management and management explained that, on an income return basis, the Fund maintained a larger position in higher quality securities in comparison to its Performance
Universe peers which caused a lower relative level of income and detracted from the Fund’s performance. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to the Fund’s peers on an income return basis was appropriate given these attributes. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including adjustments to the Fund’s credit risk exposure and duration relative to peers. The Board also noted that the Fund’s annualized income return was positive for all periods. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for each Fund and for Class
A shares for each other fund in the applicable Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
Franklin Alabama Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund,
Franklin Maryland Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund - The Expense Group for the Franklin
Alabama Tax-Free Income Fund included the Fund and nine other “other states” municipal debt funds. The Expense Group for each of the Franklin Georgia Tax-Free Income Fund and the Franklin Louisiana Tax-Free Income Fund included the Fund and nine other “other states” municipal debt funds. The Expense Group for the Franklin Maryland Tax-Free Income Fund
included the Fund, two “other states” municipal debt funds, one Minnesota municipal debt fund, four New Jersey municipal debt funds, five New York municipal debt funds, one Virginia municipal debt fund, three California municipal debt funds, one
Pennsylvania municipal debt fund and one Massachusetts municipal debt fund. The Expense Group for the Franklin Virginia

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Tax-Free Income Fund included the Fund, one other Virginia municipal debt fund, two “other states” municipal debt funds, three Minnesota municipal debt funds, three New York municipal debt funds, seven California municipal debt funds and one
Pennsylvania municipal debt fund. The Board noted that the Management Rates for the Funds were approximately four basis points (or less) above the medians of their respective Expense Groups. The Board also noted that the actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rates charged to the Funds are reasonable.
Franklin Missouri Tax-Free Income Fund - The Expense Group for the Fund included the Fund and nine other “other states”
municipal debt funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and its actual total expense ratio was below the median and in the first quintile (least expensive) of its Expense Group. The
Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin North Carolina Tax-Free Income Fund - The Expense Group for the Fund included the Fund and nine other “other states” municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

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Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that each Fund, except the Franklin Alabama
Tax-Free Income Fund, had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board recognized that the Franklin Alabama Tax-Free Income Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

TF2-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Tax-Free Trust
Financial Statements and Other Important Information
Semi-Annual | August 31, 2024
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 91
Notes to Financial Statements 101
Changes In and Disagreements with Accountants 118
Results of Meeting(s) of Shareholders 118
Remuneration Paid to Directors, Officers and Others 118
Board Approval of Management and Subadvisory Agreements 118

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.81 $9.60 $10.64 $10.92 $11.24 $10.58
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.27 0.25 0.27 0.29
Net realized and unrealized gains (losses) 0.08 0.21 (1.04) (0.28) (0.32) 0.67
Total from investment operations ........ 0.23 0.51 (0.77) (0.03) (0.05) 0.96
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.27) (0.25) (0.27) (0.30)
Net asset value, end of period .......... $9.89 $9.81 $9.60 $10.64 $10.92 $11.24
Total return
d
....................... 2.41% 5.39% (7.24)% (0.37)% (0.43)% 9.24%
Ratios to average net assets
e
Expenses
f
......................... 0.82% 0.82% 0.83% 0.81% 0.81% 0.81%
Net investment income ............... 3.11% 3.15% 2.79% 2.23% 2.46% 2.72%
Supplemental data
Net assets , end of period (000’s) ........ $228,304 $220,872 $212,662 $210,355 $173,930 $132,026
Portfolio turnover rate ................ 5.85% 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.80 $9.59 $10.62 $10.90 $11.22 $10.56
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.29 0.26 0.29 0.31
Net realized and unrealized gains (losses) 0.07 0.20 (1.04) (0.28) (0.32) 0.67
Total from investment operations ........ 0.23 0.52 (0.75) (0.02) (0.03) 0.98
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.28) (0.26) (0.29) (0.32)
Net asset value, end of period .......... $9.87 $9.80 $9.59 $10.62 $10.90 $11.22
Total return
d
....................... 2.39% 5.55% (7.02)% (0.22)% (0.28)% 9.42%
Ratios to average net assets
e
Expenses
f
......................... 0.67% 0.67% 0.68% 0.66% 0.66% 0.66%
Net investment income ............... 3.26% 3.30% 2.94% 2.39% 2.64% 2.87%
Supplemental data
Net assets , end of period (000’s) ........ $334,036 $349,407 $396,929 $526,131 $582,701 $672,061
Portfolio turnover rate ................ 5.85% 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.97 $9.75 $10.81 $11.09 $11.42 $10.75
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.23 0.20 0.23 0.26
Net realized and unrealized gains (losses) 0.07 0.22 (1.06) (0.28) (0.33) 0.67
Total from investment operations ........ 0.20 0.48 (0.83) (0.08) (0.10) 0.93
Less distributions from:
Net investment income .............. (0.13) (0.26) (0.23) (0.20) (0.23) (0.26)
Net asset value, end of period .......... $10.04 $9.97 $9.75 $10.81 $11.09 $11.42
Total return
d
....................... 2.06% 4.98% (7.69)% (0.76)% (0.81)% 8.70%
Ratios to average net assets
e
Expenses
f
......................... 1.21% 1.21% 1.22% 1.20% 1.20% 1.21%
Net investment income ............... 2.66% 2.68% 2.33% 1.80% 2.05% 2.32%
Supplemental data
Net assets , end of period (000’s) ........ $20,534 $24,653 $32,466 $48,833 $67,713 $80,562
Portfolio turnover rate ................ 5.85% 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.83 $9.62 $10.66 $10.94 $11.26 $10.60
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.30 0.28 0.30 0.33
Net realized and unrealized gains (losses) 0.07 0.20 (1.04) (0.28) (0.32) 0.67
Total from investment operations ........ 0.24 0.53 (0.74) — (0.02) 1.00
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.30) (0.28) (0.30) (0.34)
Net asset value, end of period .......... $9.90 $9.83 $9.62 $10.66 $10.94 $11.26
Total return
d
....................... 2.44% 5.67% (6.96)% (0.08)% (0.15)% 9.53%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.55% 0.53% 0.53% 0.54%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54% 0.54% 0.54% 0.52% 0.53%
g
0.53%
Net investment income ............... 3.38% 3.43% 3.06% 2.51% 2.75% 3.00%
Supplemental data
Net assets , end of period (000’s) ........ $25,528 $25,018 $19,946 $28,123 $21,450 $16,971
Portfolio turnover rate ................ 5.85% 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.83 $9.62 $10.65 $10.94 $11.26 $10.60
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.30 0.27 0.30 0.32
Net realized and unrealized gains (losses) 0.07 0.20 (1.04) (0.29) (0.32) 0.67
Total from investment operations ........ 0.24 0.53 (0.74) (0.02) (0.02) 0.99
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.29) (0.27) (0.30) (0.33)
Net asset value, end of period .......... $9.90 $9.83 $9.62 $10.65 $10.94 $11.26
Total return
d
....................... 2.43% 5.64% (6.91)% (0.21)% (0.18)% 9.50%
Ratios to average net assets
e
Expenses
f
......................... 0.57% 0.56% 0.57% 0.56% 0.56% 0.56%
Net investment income ............... 3.35% 3.40% 3.02% 2.48% 2.71% 2.97%
Supplemental data
Net assets , end of period (000’s) ........ $108,373 $103,552 $114,323 $178,256 $174,264 $124,881
Portfolio turnover rate ................ 5.85% 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.4%
Arizona 89.7%
Arizona Board of Regents ,
Revenue , 2015 B , Refunding , 5% , 7/01/41 ............................... $ 14,070,000 $ 14,243,368
Revenue , 2016 C , 5% , 7/01/46 ........................................ 10,000,000 10,230,864
Revenue , 2017 B , Refunding , 5% , 7/01/43 ............................... 4,005,000 4,137,071
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... 5,000,000 4,830,533
Arizona State University , Revenue , 2024 , Refunding , 5% , 8/01/46 ............. 2,115,000 2,344,977
Arizona State University , Revenue , 2024 , Refunding , 5% , 8/01/54 ............. 7,000,000 7,607,881
Arizona Health Facilities Authority , HonorHealth Obligated Group , Revenue , 2014 A ,
Refunding , 5% , 12/01/42 ............................................ 3,000,000 3,013,500
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,071,096
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,084,353
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,586,369
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 380,000 372,074
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 554,130
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,864,483
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 2,013,853
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,406,438
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,069,389
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,308,859
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,050,240
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 2,159,642
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,752,659
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,332,329
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,651,995
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 7,900,000 8,406,559
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,457,935
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 3,250,000 3,480,381
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/38 ..... 1,175,000 838,890
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/54 ..... 1,250,000 772,524
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/36 ........................................................ 1,105,000 606,946
a
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/49 ........................................................ 3,500,000 1,603,220
a
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B ,
5.125% , 1/01/54 ................................................. 2,000,000 893,634
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 255,000 253,244
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 369,107
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 705,155
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,434,871
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,433,361
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 715,571
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 666,694
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 315,846
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. 2,800,000 2,712,536

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. $ 8,000,000 $ 7,376,346
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. 15,580,000 13,919,987
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,550,000 1,402,468
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,719,893
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,433,067
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 760,257
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,380,924
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ......................
1,000,000 1,069,727
City of Bullhead ,
Excise Tax , Revenue , 2022 , 4% , 7/01/52 ................................ 2,885,000 2,772,135
Excise Taxes , Revenue , 2022 , 4% , 7/01/47 .............................. 2,065,000 2,036,456
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,132,535
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,122,287
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,472,181
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 10,000,000 10,098,710
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,447,002
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 6,213,390
Utility System , Revenue , 2018 , 5% , 7/01/42 .............................. 2,200,000 2,306,803
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,937,744
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,205,480
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 13,159,809
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,445,503
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,905,382
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 9,020,204
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,119,361
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 9,089,819
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,680,537
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,592,265
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,678,288
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,322,010
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 7,500,000 7,195,528
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,085,367
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,157,627
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,569,508
City of Scottsdale , GO , 2023 , 4% , 7/01/39 .................................
1,500,000 1,570,991
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 .........
3,250,000 3,299,153
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 10,472,411
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,798,698
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,971,618

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... $ 400,000 $ 391,008
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 1,007,837
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 4,306,748
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 2,044,033
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,163,478
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,690,629
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 2,014,947
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/25 1,015,000 1,026,446
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 442,070
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 733,403
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 260,424
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 623,599
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 3,040,954
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,798,385
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/36 . 4,065,000 4,087,195
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/41 . 1,225,000 1,228,150
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 . 1,335,000 1,335,761
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,024,936
Industrial Development Authority of the County of Pima (The) ,
b
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% ,
11/15/29 ....................................................... 3,000,000 3,029,520
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 1,018,499
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,324,599
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,946,892
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,357,181
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,341,609
Yavapai Community Hospital Association Obligated Group , Revenue , 2019 ,
Refunding , 4% , 8/01/38 ............................................ 1,510,000 1,507,947
Yavapai Community Hospital Association Obligated Group , Revenue , 2019 ,
Refunding , 4% , 8/01/43 ............................................ 3,000,000 2,875,788
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,018,325
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 1,002,954
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/25 .................... 90,000 90,227
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/26 .................... 95,000 96,279
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/27 .................... 75,000 76,968
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/28 .................... 80,000 82,844
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/29 .................... 110,000 114,856
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/30 .................... 100,000 104,979
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/41 .................... 430,000 392,012
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/46 .................... 345,000 302,795
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/51 .................... 580,000 488,413
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,051,641
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,985,727
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,560,669
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,767,571
Creighton University , Revenue , 2020 , 5% , 7/01/47 ......................... 2,500,000 2,612,432
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 8,039,725
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 1,010,855
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,348,127

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... $ 2,100,000 $ 2,215,080
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,344,317
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,857,583
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 4,366,100
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,134,675
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,336,976
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 12,457,278
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,999,952
c
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,236,948
c
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,024,320
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 10,000,000 8,539,285
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AGMC
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,169,018
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,148,220
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,021,027
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,054,880
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,822,668
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,960,960
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 9,745,000 10,146,080
Revenue , 2017 A , Refunding , 5% , 1/01/37 ............................... 10,000,000 10,567,730
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 5,435,000 5,739,889
Revenue , 2017 A , Refunding , 5% , 1/01/39 ............................... 2,105,000 2,217,983
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,124,285
Revenue , 2023 A , 5% , 1/01/50 ........................................ 10,265,000 11,167,618
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 9,780,000 10,889,668
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 10,000,000 10,905,792
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,545,381
State of Arizona ,
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ................. 3,945,000 4,262,197
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ................. 2,000,000 2,211,669
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ................. 2,000,000 2,258,551
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ................. 5,000,000 6,150,294
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ................. 7,000,000 8,683,138
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/43 ...................... 1,025,000 1,128,428
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,123,218
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 .................
2,250,000 2,255,802
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 2,500,000 2,634,444
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,235,442
University of Arizona (The) ,
Revenue , 2014 , 5% , 8/01/39 ......................................... 10,000,000 10,009,050
Revenue , 2016 , Refunding , 5% , 6/01/39 ................................. 2,750,000 2,833,739
Revenue , 2016 B , Refunding , 5% , 6/01/42 ............................... 2,000,000 2,049,598
Revenue , 2018 A , 5% , 6/01/43 ........................................ 4,500,000 4,700,421
642,593,189

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.8%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 800,000 $ 579,153
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,650,000 5,277,153
5,856,306
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,785,228
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,449,575
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,663,931
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,663,931
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,275,000 2,495,137
5,822,999
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,987,893
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,710,700
4,698,593
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,664,374
Wisconsin 1.0%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,599,627
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 3,300,000 2,842,566
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,511,913
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,552,969
7,507,075
U.S. Territories 2.6%
Guam 0.8%
Guam Power Authority ,
Revenue , 2014 A , Refunding , AGMC Insured , 5% , 10/01/44 .................. 5,325,000 5,338,998
Revenue , 2024 A , Refunding , 5% , 10/01/44 .............................. 450,000 485,217
5,824,215
Puerto Rico 1.8%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
379,094 377,221
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,881,235 1,841,427
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 616,125 618,566
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,657,292
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,538,374

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
See Abbreviations on page 117 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 4,906,000 $ 4,927,697
12,960,577
Total U.S. Territories .................................................................... 18,784,792
Total Municipal Bonds (Cost $ 705,211,323 ) .....................................
691,162,131
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Arizona 0.2%
d
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 4% , 1/01/46 ................. 1,700,000 1,700,000
Total Municipal Bonds (Cost $ 1,700,000 ) .......................................
1,700,000
Total Short Term Investments (Cost $ 1,700,000 ) .................................
1,700,000
a
Total Investments (Cost $ 706,911,323 ) 96.6% ...................................
$692,862,131
Other Assets, less Liabilities 3.4% .............................................
23,914,121
Net Assets 100.0% ...........................................................
$716,776,252
a
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $29,161,846, representing 4.1% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.54 $10.26 $11.40 $11.69 $11.96 $11.32
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.25 0.28 0.31
Net realized and unrealized gains (losses) 0.09 0.28 (1.15) (0.29) (0.27) 0.66
Total from investment operations ........ 0.25 0.58 (0.87) (0.04) 0.01 0.97
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.27) (0.25) (0.28) (0.33)
Net asset value, end of period .......... $10.63 $10.54 $10.26 $11.40 $11.69 $11.96
Total return
d
....................... 2.50% 5.74% (7.63)% (0.43)% 0.07% 8.69%
Ratios to average net assets
e
Expenses
f
......................... 0.85% 0.85% 0.85% 0.83% 0.83% 0.84%
Net investment income ............... 3.00% 2.90% 2.62% 2.08% 2.40% 2.72%
Supplemental data
Net assets , end of period (000’s) ........ $121,340 $121,792 $117,511 $142,935 $119,598 $87,684
Portfolio turnover rate ................ 5.64% 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.54 $10.26 $11.40 $11.68 $11.96 $11.31
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.31 0.29 0.26 0.30 0.33
Net realized and unrealized gains (losses) 0.09 0.28 (1.14) (0.28) (0.29) 0.67
Total from investment operations ........ 0.26 0.59 (0.85) (0.02) 0.01 1.00
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.29) (0.26) (0.29) (0.35)
Net asset value, end of period .......... $10.63 $10.54 $10.26 $11.40 $11.68 $11.96
Total return
d
....................... 2.48% 5.90% (7.49)% (0.19)% 0.13% 8.95%
Ratios to average net assets
e
Expenses
f
......................... 0.70% 0.70% 0.70% 0.68% 0.68% 0.69%
Net investment income ............... 3.15% 3.05% 2.77% 2.24% 2.57% 2.87%
Supplemental data
Net assets , end of period (000’s) ........ $242,441 $255,227 $287,013 $386,962 $422,411 $477,155
Portfolio turnover rate ................ 5.64% 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.67 $10.39 $11.54 $11.83 $12.11 $11.45
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.23 0.20 0.24 0.27
Net realized and unrealized gains (losses) 0.09 0.28 (1.15) (0.29) (0.29) 0.68
Total from investment operations ........ 0.23 0.54 (0.92) (0.09) (0.05) 0.95
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.23) (0.20) (0.23) (0.29)
Net asset value, end of period .......... $10.76 $10.67 $10.39 $11.54 $11.83 $12.11
Total return
d
....................... 2.17% 5.24% (8.00)% (0.83)% (0.41)% 8.36%
Ratios to average net assets
e
Expenses
f
......................... 1.24% 1.24% 1.24% 1.23% 1.22% 1.24%
Net investment income ............... 2.55% 2.44% 2.18% 1.66% 2.01% 2.32%
Supplemental data
Net assets , end of period (000’s) ........ $14,164 $16,388 $23,346 $36,062 $50,968 $66,329
Portfolio turnover rate ................ 5.64% 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.55 $10.27 $11.41 $11.69 $11.97 $11.32
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.28 0.32 0.35
Net realized and unrealized gains (losses) 0.10 0.28 (1.15) (0.28) (0.29) 0.66
Total from investment operations ........ 0.27 0.61 (0.84) — 0.03 1.01
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.30) (0.28) (0.31) (0.36)
Net asset value, end of period .......... $10.64 $10.55 $10.27 $11.41 $11.69 $11.97
Total return
d
....................... 2.55% 6.03% (7.35)% (0.05)% 0.27% 9.09%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.56% 0.56% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.56% 0.56% 0.55% 0.54% 0.54% 0.55%
Net investment income ............... 3.28% 3.18% 2.91% 2.38% 2.68% 3.01%
Supplemental data
Net assets , end of period (000’s) ........ $15,307 $15,928 $15,147 $23,615 $19,296 $14,297
Portfolio turnover rate ................ 5.64% 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.54 $10.26 $11.40 $11.68 $11.96 $11.31
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.30 0.28 0.31 0.35
Net realized and unrealized gains (losses) 0.09 0.28 (1.14) (0.28) (0.28) 0.66
Total from investment operations ........ 0.26 0.60 (0.84) — 0.03 1.01
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.30) (0.28) (0.31) (0.36)
Net asset value, end of period .......... $10.63 $10.54 $10.26 $11.40 $11.68 $11.96
Total return
d
....................... 2.54% 6.00% (7.40)% (0.10)% 0.23% 9.06%
Ratios to average net assets
e
Expenses
f
......................... 0.60% 0.60% 0.60% 0.58% 0.58% 0.59%
Net investment income ............... 3.25% 3.15% 2.87% 2.33% 2.66% 2.97%
Supplemental data
Net assets , end of period (000’s) ........ $104,904 $97,040 $97,723 $137,797 $132,696 $115,924
Portfolio turnover rate ................ 5.64% 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,439,157
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,439,157
Municipal Bonds 97.1%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,772,057
Colorado 89.7%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,177,451
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 625,593
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,532,133
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,067,672
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,259,962
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,020,242
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien , 2020 A , 5% , 12/01/40 ................................. 1,500,000 1,489,350
GO, Senior Lien , 2020 A , 5% , 12/01/50 ................................. 1,500,000 1,416,532
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,783,097
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,500,788
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,927,524
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 5,029,432
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,442,759
Brighton Crossing Metropolitan District No. 4 , GO , 2017 A , 5% , 12/01/37 ..........
525,000 526,295
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,301,206
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,746,351
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,282,000 4,157,384
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,099,076
Centennial Water & Sanitation District ,
Revenue , 2019 , 5% , 12/01/43 ........................................ 3,000,000 3,173,244
Revenue , 2019 , 5.25% , 12/01/48 ...................................... 4,000,000 4,237,685
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,215,871
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,349,029
City & County of Denver ,
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/48 ............... 5,000,000 5,179,206
Airport System , Revenue , 2018 B , Refunding , 5% , 12/01/48 .................. 4,440,000 4,617,631
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,618,163
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,196,076
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,125,771
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,121,243
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,396,011
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,145,707
City of Colorado Springs ,
Utilities System , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................. 2,665,000 2,704,740
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... 5,000,000 5,222,966
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,651,919
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ 5,000,000 5,588,707

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
$ 13,500,000 $ 14,104,874
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,988,429
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,732,008
Colorado Bridge & Tunnel Enterprise , Revenue , 2024 A , AGMC Insured , 5.5% ,
12/01/54 ........................................................ 1,000,000 1,133,722
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,284,518
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 422,221
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 142,593
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 330,679
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 473,310
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,163,548
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,522,806
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,069,818
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 135,000 134,251
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 276,612
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,141,061
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,291,006
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 762,653
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,792,531
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 335,000 291,713
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 825,378
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,787,296
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 5,222,423
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 724,427
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 4,043,897
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 400,080
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,276,675
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,161,593
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 3,008,356
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,352,918
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,586,236
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 852,451
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 699,794
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 820,846
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 703,933
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,906,157
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ......... 1,500,000 1,349,760
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,258,261
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,170,241
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,108,354
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 9,313,967
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,252,832
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... 4,000,000 4,402,325
Covenant Living Communities and Services Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 12/01/35 ........................................... 7,150,000 7,175,039
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 5,073,078

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... $ 5,700,000 $ 5,130,666
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,758,272
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/40 ............................................ 4,000,000 4,061,082
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/45 ............................................ 2,750,000 2,791,994
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,691,129
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,163,755
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,670,964
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,366,598
University of Colorado Health Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
9/01/46 ........................................................ 5,000,000 5,235,639
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,740,409
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,010,367
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,004,689
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,557,973
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 826,137
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 812,770
Colorado School of Mines ,
Revenue , 2017 A , 5% , 12/01/42 ....................................... 2,450,000 2,536,852
Revenue , 2023 C , 5.25% , 12/01/53 .................................... 3,000,000 3,309,540
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AGMC Insured , 5% , 12/01/54 ................................ 750,000 799,308
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,106,930
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
899,000 901,719
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,367,109
Denver City & County School District No. 1 , GO , 2017 , 5% , 12/01/41 .............
5,000,000 5,180,195
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,912,072
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,156,833
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,254,346
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,048,311
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,388,846
Revenue , 2019 A , Refunding , 5% , 12/01/33 .............................. 3,300,000 3,434,331
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 294,817
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,407,521
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,217,168
Erie Farm Metropolitan District , GO , 2021 , Refunding , AGMC Insured , 4% , 12/01/51 .
1,200,000 1,122,648
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 .................
550,000 543,098
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,615,630
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,533,869
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AGMC Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,551,130
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,843,349
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,495,646

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Meridian Metropolitan District , GO , 2023 , AGMC Insured , 4.375% , 12/01/53 .......
$ 2,000,000 $ 2,007,284
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,184,185
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,016,322
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,506,825
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2015 A , Refunding , 5% ,
12/01/45 ....................................................... 9,500,000 9,610,894
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,972,439
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.25% , 12/01/47 ................................................. 1,000,000 1,007,703
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,521,259
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,766,524
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
537,000 478,870
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 .........
1,000,000 1,080,357
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 12,320,004
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 1/15/33 ........ 550,000 565,944
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,000,000 1,022,546
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/36 ........ 750,000 764,456
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 707,362
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,320,915
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 11,000,000 11,313,663
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 920,699
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,730,143
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,330,790
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,636,691
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,979,503
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,170,125
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 455,255
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,250,000 1,155,245
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,651,323
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,945,265
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AGMC
Insured , 4.25% , 12/01/54 ............................................ 2,000,000 1,975,359
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53
2,000,000 1,984,648
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 948,787
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AGMC Insured , 4.5% ,
12/01/53 ........................................................ 750,000 768,867
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 2,022,742
446,868,192
Florida 2.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,666,040
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 579,153

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ $ 4,925,000 $ 3,908,268
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,215,000 2,857,331
11,010,792
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 2,031,778
Illinois 0.8%
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 2,823,529 2,842,296
GO , 2021 A , 5% , 3/01/33 ............................................ 500,000 552,209
GO , 2021 A , 5% , 3/01/37 ............................................ 250,000 272,560
GO , 2021 A , 4% , 3/01/38 ............................................ 400,000 397,891
4,064,956
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 870,413
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,400,000 1,226,055
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,400,000 1,226,054
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 2,100,000 1,693,466
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 635,683
4,781,258
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,971,418
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,226,381
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,178,673
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 2,400,000 2,067,320
3,245,993
U.S. Territories 1.1%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,550,923
Puerto Rico 0.8%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,219,928 1,194,113
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,186,149
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 988,597
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 753,317
4,122,176
Total U.S. Territories .................................................................... 5,673,099
Total Municipal Bonds (Cost $ 493,370,811 ) .....................................
483,516,337
Total Long Term Investments (Cost $ 494,770,811 ) ...............................
484,955,494
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
See Abbreviations on page 117 .
Short Term Investments 1.5%
a a
Principal
Amount
a
Value
Municipal Bonds 1.5%
Colorado 1.5%
c
Colorado Health Facilities Authority ,
Children's Hospital Colorado Obligated Group , Revenue , 2020 A , Refunding , LOC TD
Bank NA , Daily VRDN and Put , 4% , 12/01/52 ........................... $ 2,900,000 $ 2,900,000
Intermountain Healthcare Obligated Group , Revenue , 2024 E , SPA TD Bank NA ,
Daily VRDN and Put , 3.8% , 5/15/64 .................................. 4,605,000 4,605,000
7,505,000
Total Municipal Bonds (Cost $ 7,505,000 ) .......................................
7,505,000
Total Short Term Investments (Cost $ 7,505,000 ) .................................
7,505,000
a
Total Investments (Cost $ 502,275,811 ) 98.9% ...................................
$492,460,494
Other Assets, less Liabilities 1.1% .............................................
5,696,049
Net Assets 100.0% ...........................................................
$498,156,543
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $31,627,197, representing 6.3% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.12 $8.86 $9.85 $10.17 $10.39 $10.05
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.24 0.22 0.20 0.26 0.29
Net realized and unrealized gains (losses) 0.04 0.26 (0.99) (0.32) (0.22) 0.36
Total from investment operations ........ 0.16 0.50 (0.77) (0.12) 0.04 0.65
Less distributions from:
Net investment income .............. (0.12) (0.24) (0.22) (0.20) (0.26) (0.31)
Net asset value, end of period .......... $9.16 $9.12 $8.86 $9.85 $10.17 $10.39
Total return
d
....................... 1.82% 5.78% (7.84)% (1.23)% 0.42% 6.54%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.99% 0.98% 0.97% 0.98% 0.94% 0.93%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90% 0.90% 0.91% 0.98% 0.94% 0.93%
Net investment income ............... 2.68% 2.74% 2.44% 1.95% 2.58% 2.83%
Supplemental data
Net assets, end of period (000’s) ........ $30,511 $29,938 $27,698 $34,084 $28,498 $21,670
Portfolio turnover rate ................ 5.39% 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.11 $8.85 $9.84 $10.16 $10.38 $10.04
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.23 0.22 0.28 0.30
Net realized and unrealized gains (losses) 0.04 0.26 (0.99) (0.32) (0.22) 0.36
Total from investment operations ........ 0.17 0.52 (0.76) (0.10) 0.06 0.66
Less distributions from:
Net investment income .............. (0.13) (0.26) (0.23) (0.22) (0.28) (0.32)
Net asset value, end of period .......... $9.15 $9.11 $8.85 $9.84 $10.16 $10.38
Total return
d
....................... 1.90% 5.94% (7.71)% (1.08)% 0.57% 6.70%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.83% 0.83% 0.83% 0.79% 0.78%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.75% 0.76% 0.83% 0.79% 0.78%
Net investment income ............... 2.84% 2.89% 2.59% 2.12% 2.76% 2.98%
Supplemental data
Net assets, end of period (000’s) ........ $84,821 $89,034 $93,653 $119,599 $135,916 $150,081
Portfolio turnover rate ................ 5.39% 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.18 $8.92 $9.92 $10.24 $10.46 $10.13
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.21 0.18 0.16 0.23 0.25
Net realized and unrealized gains (losses) 0.05 0.26 (1.00) (0.32) (0.23) 0.35
Total from investment operations ........ 0.15 0.47 (0.82) (0.16) — 0.60
Less distributions from:
Net investment income .............. (0.10) (0.21) (0.18) (0.16) (0.22) (0.27)
Net asset value, end of period .......... $9.23 $9.18 $8.92 $9.92 $10.24 $10.46
Total return
d
....................... 1.71% 5.31% (8.26)% (1.62)% 0.02% 5.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.37% 1.37% 1.38% 1.34% 1.33%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.29% 1.29% 1.31% 1.38% 1.34% 1.33%
Net investment income ............... 2.26% 2.31% 2.01% 1.58% 2.21% 2.43%
Supplemental data
Net assets, end of period (000’s) ........ $3,417 $4,067 $4,828 $7,281 $13,302 $20,421
Portfolio turnover rate ................ 5.39% 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.11 $8.85 $9.84 $10.16 $10.38 $10.04
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.25 0.23 0.29 0.32
Net realized and unrealized gains (losses) 0.04 0.26 (1.00) (0.32) (0.22) 0.36
Total from investment operations ........ 0.18 0.53 (0.75) (0.09) 0.07 0.68
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.24) (0.23) (0.29) (0.34)
Net asset value, end of period .......... $9.15 $9.11 $8.85 $9.84 $10.16 $10.38
Total return
d
....................... 1.96% 6.08% (7.58)% (0.91)% 0.71% 6.85%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.69% 0.69% 0.68% 0.70% 0.70%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.62% 0.63% 0.63% 0.67% 0.66% 0.64%
Net investment income ............... 2.97% 3.03% 2.75% 2.27% 2.79% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $7,129 $6,947 $2,952 $1,815 $1,385 $299
Portfolio turnover rate ................ 5.39% 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.10 $8.84 $9.83 $10.15 $10.37 $10.04
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.27 0.24 0.23 0.29 0.31
Net realized and unrealized gains (losses) 0.06 0.25 (0.99) (0.32) (0.22) 0.35
Total from investment operations ........ 0.19 0.52 (0.75) (0.09) 0.07 0.66
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.24) (0.23) (0.29) (0.33)
Net asset value, end of period .......... $9.15 $9.10 $8.84 $9.83 $10.15 $10.37
Total return
d
....................... 2.06% 6.05% (7.63)% (0.98)% 0.67% 6.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.73% 0.73% 0.73% 0.69% 0.68%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.65% 0.65% 0.66% 0.73% 0.69% 0.68%
Net investment income ............... 2.94% 3.01% 2.69% 2.22% 2.85% 3.08%
Supplemental data
Net assets, end of period (000’s) ........ $17,705 $15,886 $14,477 $20,378 $20,968 $20,024
Portfolio turnover rate ................ 5.39% 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Connecticut 93.1%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 465,209
City of Bridgeport ,
GO , 2021 A , 4% , 8/01/40 ............................................ 765,000 766,901
GO , 2021 A , 4% , 8/01/46 ............................................ 375,000 361,733
GO , 2021 A , 4% , 8/01/51 ............................................ 575,000 534,570
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,042,287
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ......................
2,000,000 1,936,460
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,932
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 552,402
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 4,098,748
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,604,227
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 798,822
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 800,446
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 932,608
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 319,342
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 383,562
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 862,537
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 1,560,000 1,698,387
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,858,675
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,044,720
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,107,957
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,594,350
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 665,231
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 1,029,535
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 1,000,447
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 6,083,475
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,302,225
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,435,263
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 596,912
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,165,777
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,584,238
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,791,502
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,063,503
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,426,180
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,000,000 3,683,970
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,939,496
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 2,435,000 2,963,334
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,549,506
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 574,063
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 500,000 550,069
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 548,787
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 420,000 459,621
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 546,011
Yale-New Haven Health Obligated Group , Revenue , N , Refunding , 5% , 7/01/48 ... 1,500,000 1,501,883
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,525,000 1,408,054
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,155,057
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,500,000 2,016,127

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. $ 2,500,000 $ 2,507,609
South Central Connecticut Regional Water Authority , Revenue, Second Series , 32nd B ,
Refunding , 5% , 8/01/38 ............................................. 1,720,000 1,777,312
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,431,397
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 611,849
GO , 2024 D , 5% , 5/01/44 ............................................ 1,000,000 1,118,861
Special Tax , 2016 A , 5% , 9/01/33 ...................................... 1,000,000 1,031,806
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,059,047
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,972,765
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,170,470
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,638,543
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 2,101,904
Bradley International Airport CFC , Revenue , 2019 A , 5% , 7/01/49 .............. 1,400,000 1,427,995
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 3,000,000 3,029,647
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,044,406
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 503,082
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 230,363
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 279,097
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 262,622
Town of Stratford ,
GO , 2017 , AGMC Insured , 5% , 7/01/33 ................................. 1,000,000 1,015,056
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/38 ........................ 300,000 305,869
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/40 ........................ 300,000 302,475
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 .....................
1,000,000 1,039,475
133,666,791
Florida 1.0%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 361,970
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 1,325,000 1,051,463
1,413,433
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 529,109
Illinois 0.7%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 970,353
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 437,877
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 437,877
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 750,000 604,809
1,480,563
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 505,176
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 437,993

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.2%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. $ 400,000 $ 336,764
U.S. Territories 1.3%
Puerto Rico 1.3%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/34 ................
386,791 387,991
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,506,633
1,894,624
Total U.S. Territories .................................................................... 1,894,624
Total Municipal Bonds (Cost $ 148,180,702 ) .....................................
141,234,806
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Connecticut 1.0%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 3.75% , 7/01/36 ........................... 1,500,000 1,500,000
Total Municipal Bonds (Cost $ 1,500,000 ) .......................................
1,500,000
Total Short Term Investments (Cost $ 1,500,000 ) .................................
1,500,000
a
Total Investments (Cost $ 149,680,702 ) 99.4% ...................................
$142,734,806
Other Assets, less Liabilities 0.6% .............................................
848,102
Net Assets 100.0% ...........................................................
$143,582,908
See A bbreviations on page 117 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $4,265,161, representing 3.0% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.53 $10.30 $11.43 $11.84 $12.03 $11.31
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.29 0.26 0.28 0.29
Net realized and unrealized gains (losses) 0.03 0.23 (1.14) (0.41) (0.19) 0.74
Total from investment operations ........ 0.19 0.54 (0.85) (0.15) 0.09 1.03
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.28) (0.26) (0.28) (0.31)
Net asset value, end of period .......... $10.56 $10.53 $10.30 $11.43 $11.84 $12.03
Total return
d
....................... 1.82% 5.35% (7.43)% (1.35)% 0.75% 9.19%
Ratios to average net assets
e
Expenses
f
......................... 0.83% 0.83% 0.83% 0.83% 0.82% 0.82%
Net investment income ............... 2.99% 3.05% 2.71% 2.16% 2.34% 2.51%
Supplemental data
Net assets , end of period (000’s) ........ $126,575 $125,673 $120,384 $134,390 $107,468 $74,740
Portfolio turnover rate ................ 4.77% 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.29 $11.42 $11.82 $12.02 $11.30
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.30 0.28 0.30 0.31
Net realized and unrealized gains (losses) 0.02 0.23 (1.13) (0.40) (0.20) 0.73
Total from investment operations ........ 0.19 0.56 (0.83) (0.12) 0.10 1.04
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.30) (0.28) (0.30) (0.32)
Net asset value, end of period .......... $10.54 $10.52 $10.29 $11.42 $11.82 $12.02
Total return
d
....................... 1.81% 5.52% (7.29)% (1.12)% 0.82% 9.36%
Ratios to average net assets
e
Expenses
f
......................... 0.68% 0.68% 0.68% 0.68% 0.67% 0.67%
Net investment income ............... 3.15% 3.19% 2.85% 2.32% 2.51% 2.66%
Supplemental data
Net assets , end of period (000’s) ........ $445,975 $461,520 $497,643 $628,769 $688,038 $731,568
Portfolio turnover rate ................ 4.77% 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $10.46 $11.61 $12.02 $12.21 $11.48
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.24 0.21 0.23 0.25
Net realized and unrealized gains (losses) 0.03 0.23 (1.15) (0.41) (0.19) 0.74
Total from investment operations ........ 0.17 0.50 (0.91) (0.20) 0.04 0.99
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.24) (0.21) (0.23) (0.26)
Net asset value, end of period .......... $10.72 $10.69 $10.46 $11.61 $12.02 $12.21
Total return
d
....................... 1.59% 4.85% (7.86)% (1.73)% 0.35% 8.74%
Ratios to average net assets
e
Expenses
f
......................... 1.22% 1.22% 1.22% 1.22% 1.22% 1.22%
Net investment income ............... 2.54% 2.56% 2.25% 1.73% 1.93% 2.11%
Supplemental data
Net assets , end of period (000’s) ........ $17,619 $21,272 $30,730 $43,148 $60,847 $78,321
Portfolio turnover rate ................ 4.77% 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.56 $10.33 $11.46 $11.87 $12.07 $11.35
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.32 0.29 0.31 0.33
Net realized and unrealized gains (losses) 0.03 0.23 (1.14) (0.41) (0.20) 0.73
Total from investment operations ........ 0.20 0.57 (0.82) (0.12) 0.11 1.06
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.31) (0.29) (0.31) (0.34)
Net asset value, end of period .......... $10.59 $10.56 $10.33 $11.46 $11.87 $12.07
Total return
d
....................... 1.96% 5.64% (7.14)% (1.06)% 0.96% 9.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55% 0.54% 0.54% 0.53% 0.53%
Net investment income ............... 3.27% 3.33% 2.99% 2.44% 2.62% 2.80%
Supplemental data
Net assets , end of period (000’s) ........ $11,685 $14,947 $9,690 $11,255 $6,228 $4,153
Portfolio turnover rate ................ 4.77% 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.55 $10.32 $11.46 $11.86 $12.06 $11.34
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.31 0.29 0.31 0.32
Net realized and unrealized gains (losses) 0.03 0.23 (1.14) (0.40) (0.20) 0.74
Total from investment operations ........ 0.20 0.57 (0.83) (0.11) 0.11 1.06
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.31) (0.29) (0.31) (0.34)
Net asset value, end of period .......... $10.58 $10.55 $10.32 $11.46 $11.86 $12.06
Total return
d
....................... 1.95% 5.61% (7.26)% (1.01)% 0.92% 9.44%
Ratios to average net assets
e
Expenses
f
......................... 0.58% 0.58% 0.58% 0.58% 0.57% 0.57%
Net investment income ............... 3.24% 3.27% 2.95% 2.41% 2.59% 2.76%
Supplemental data
Net assets , end of period (000’s) ........ $69,045 $67,780 $80,068 $107,625 $102,001 $79,717
Portfolio turnover rate ................ 4.77% 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,850,345
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,850,345
Municipal Bonds 98.0%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,347,976
Florida 2.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,695,104
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 651,547
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,025,000 4,781,180
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 4,100,000 3,643,875
13,771,706
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2022 A , Refunding , 4% , 6/15/52 .................... 2,500,000 2,327,554
State of Illinois , GO , 2021 B , 4% , 12/01/39 ................................
1,860,000 1,829,681
4,157,235
Kentucky 1.0%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,625,000 6,890,671
Michigan 86.3%
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ......................
2,000,000 2,138,490
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,924,611
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,274,128
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,054,959
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 2,020,487
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 682,863
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,548,672
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,386,418
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,905,544
Caledonia Community Schools , GO , 2023 I , 5% , 5/01/53 ......................
2,000,000 2,159,731
Central Michigan University ,
Revenue , 2014 , Refunding , 5% , 10/01/34 ................................ 1,600,000 1,602,220
Revenue , 2014 , Refunding , 5% , 10/01/39 ................................ 2,000,000 2,002,775
Revenue , 2021 , Refunding , 3% , 10/01/46 ................................ 1,325,000 1,065,913
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 ..............
1,000,000 1,037,337
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,346,986
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,038
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A ,
AGMC Insured , 5% , 7/01/34 ........................................ 30,000 30,047
City of Grand Rapids ,
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,101,068
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,040,291
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,124,800
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... 2,190,000 2,233,740
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... 2,525,000 2,567,203

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... $ 1,500,000 $ 1,560,436
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 2,000,000 2,072,755
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,597,094
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,179,476
City of Lansing ,
GO , 2023 , AGMC Insured , 4.25% , 6/01/53 ............................... 2,225,000 2,141,320
GO , 2023 B , Refunding , AGMC Insured , 5% , 6/01/48 ....................... 9,980,000 10,683,083
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 ..........................
3,000,000 2,856,449
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,355,617
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,322,905
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,391,654
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,773,182
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
7,525,000 8,105,523
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 529,108
GO , 2017 , 5% , 5/01/33 ............................................. 815,000 857,556
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,049,450
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,046,323
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,044,558
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/34 .................... 510,000 538,743
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/36 .................... 1,600,000 1,678,929
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/38 .................... 1,500,000 1,561,596
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/43 .................... 3,000,000 3,092,518
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 ..............
700,000 747,290
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,577,325
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,150,467
GO , 2017 I , 5% , 5/01/42 ............................................. 3,500,000 3,624,439
Farmington Public School District ,
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/27 ......................... 1,000,000 1,013,607
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/28 ......................... 2,000,000 2,026,686
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/32 ......................... 4,035,000 4,090,435
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/33 ......................... 2,900,000 2,939,651
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/34 ......................... 3,000,000 3,041,611
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/35 ......................... 1,000,000 1,013,673
GO , 2018 , BAM Insured , 4.5% , 5/01/38 ................................. 7,225,000 7,436,802
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,036,169
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 .........
2,000,000 2,134,963
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,157,388
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,715,426
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 8,019,564
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 940,934
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,859,092
Grandville Public Schools ,
GO , II , AGMC Insured , 5% , 5/01/29 .................................... 750,000 760,898
GO , II , AGMC Insured , 5% , 5/01/30 .................................... 1,000,000 1,013,870
GO , II , AGMC Insured , 5% , 5/01/31 .................................... 1,150,000 1,165,951
GO , II , AGMC Insured , 5% , 5/01/32 .................................... 1,165,000 1,181,082
GO , II , AGMC Insured , 5% , 5/01/34 .................................... 1,315,000 1,333,327
GO , II , AGMC Insured , 5% , 5/01/35 .................................... 1,225,000 1,241,587

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools, (continued)
GO , II , AGMC Insured , 5% , 5/01/37 .................................... $ 2,915,000 $ 2,948,908
GO , II , AGMC Insured , 5% , 5/01/40 .................................... 6,215,000 6,278,322
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,673,450
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,556,690
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,150,052
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,035,780
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 .....................
1,100,000 1,172,508
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 .................
2,500,000 2,604,543
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ...........................
550,000 589,461
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,495,851
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,395,947
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,940,000 1,863,481
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,591,880
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ...........................
2,920,000 2,983,887
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........
9,500,000 10,294,915
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,177,019
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,253,497
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 ..........................
2,155,000 2,074,555
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,473,531
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,130,916
c
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................ 1,700,000 1,834,568
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AGMC Insured , 4.375% , 5/01/47 .............................. 1,500,000 1,508,288
GO , 2024 , AGMC Insured , 5% , 5/01/45 ................................. 1,300,000 1,417,493
Meridian Public School District , GO , 2015 , Refunding , 5% , 5/01/31 ..............
1,130,000 1,144,929
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 2,925,000 1,972,445
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 2,998,712
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 1,871,423
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 11,140,918
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 650,435
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 2,600,000 2,311,232
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,801,432
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,586,455
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,098,136
County of Wayne , Revenue, Second Lien , 2020 , Refunding , BAM Insured , 4% ,
11/01/55 ....................................................... 4,000,000 3,727,897
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,137,890
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,454,406
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 402,027
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 565,068
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 633,852
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 662,129
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 624,776
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 3,780,000 3,440,048
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/50 ................. 3,000,000 2,675,966

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ $ 745,000 $ 638,636
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,378,257
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,691,451
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,887,712
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,952,146
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,061,524
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 7,170,000 6,620,481
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,010,000 1,038,264
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , 5% , 12/01/45 ......... 7,710,000 7,807,922
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 301,905
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,057,082
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,350,754
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,325,018
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 10,138,095
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 1,019,381
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,922,806
State of Michigan , Revenue , 2021 I , 3% , 10/15/51 ......................... 1,500,000 1,176,372
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 4,094,130
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,370,000 5,493,244
Ascension Health Credit Group , Revenue , 2010 F-7 , Refunding , 5% , 11/15/47 .... 10,000,000 10,172,580
Ascension Health Credit Group , Revenue , 2010 F-8 , Refunding , 5% , 11/15/46 .... 5,000,000 5,094,685
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 15,000,000 12,466,151
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,408,418
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,889,191
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 2,072,315
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 5,000,000 3,355,987
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,250,163
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,902,963
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,623,443
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,301,398
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 7,153,758
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,427,214
Revenue , 2023 A , AGMC Insured , 5% , 10/01/47 ........................... 3,000,000 3,152,812
Revenue , 2023 A , AGMC Insured , 5.25% , 10/01/52 ........................ 1,675,000 1,770,661
Revenue , 2023 C , AGMC Insured , 5.25% , 10/01/53 ........................ 2,000,000 2,207,051
Oakland University ,
Revenue , 2016 , 5% , 3/01/41 ......................................... 5,000,000 5,096,114
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,310,867
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,686,878
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,890,533
Roseville Community Schools ,
GO , 2014 , Pre-Refunded , 5% , 5/01/30 .................................. 1,620,000 1,643,260
GO , 2014 , Pre-Refunded , 5% , 5/01/31 .................................. 1,585,000 1,607,758
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,237,242

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Saginaw Valley State University, (continued)
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... $ 1,240,000 $ 1,276,382
Saline Area Schools ,
GO , 2016 , 5% , 5/01/34 ............................................. 2,750,000 2,846,165
GO , 2016 , 5% , 5/01/36 ............................................. 2,950,000 3,050,726
South Haven Public Schools ,
GO , 2015 B , AGMC Insured , 5% , 5/01/33 ................................ 350,000 354,809
GO , 2015 B , AGMC Insured , 5% , 5/01/35 ................................ 1,575,000 1,596,534
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 .............................
5,750,000 6,055,957
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................
2,000,000 2,239,307
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,129,116
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,894,783
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 305,000 291,643
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,004,497
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 1,007,267
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,074,133
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,864,514
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,978,346
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,304,655
Walled Lake Consolidated School District ,
GO , 2020 , 5% , 5/01/45 ............................................. 2,500,000 2,622,916
GO , 2022 , 5% , 5/01/49 ............................................. 1,500,000 1,604,849
GO , 2024 , 5% , 5/01/54 ............................................. 1,800,000 1,941,019
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 8,121,186
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,661,679
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 4,670,000 5,043,117
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,784,188
Wayne State University ,
Revenue , 2015 A , Refunding , 5% , 11/15/31 .............................. 1,860,000 1,868,797
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,662,036
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,596,451
Wayne-Westland Community Schools ,
GO , 2022 , 3% , 11/01/44 ............................................. 2,830,000 2,287,431
GO , 2022 , 3% , 11/01/46 ............................................. 1,475,000 1,163,885
Western Michigan University ,
Revenue , 2015 A , Refunding , 5% , 11/15/30 .............................. 2,500,000 2,538,614
Revenue , 2015 A , Refunding , 5% , 11/15/40 .............................. 1,560,000 1,578,006
Revenue , 2015 A , Refunding , 5% , 11/15/45 .............................. 2,000,000 2,018,648
Revenue , 2019 A , Refunding , 5% , 11/15/44 .............................. 2,315,000 2,439,975
Revenue , 2021 A , AGMC Insured , 5% , 11/15/51 ........................... 2,785,000 2,938,785
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,189,174
Zeeland Public Schools ,
GO , 2015 A , AGMC Insured , 5% , 5/01/31 ................................ 1,530,000 1,550,516
GO , 2015 A , AGMC Insured , 5% , 5/01/33 ................................ 2,000,000 2,026,159
GO , 2015 A , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .................... 2,000,000 2,028,716
578,651,154
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 481,105

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... $ 600,000 $ 470,273
951,378
New York 1.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 8,962,758
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,800,000 1,576,356
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,800,000 1,576,356
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 6,200,000 4,723,617
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 847,577
8,723,906
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 266,472
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 241,216
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,874,985
3,382,673
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,576,776
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,800,000 1,515,436
U.S. Territories 4.1%
Guam 0.6%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,750,000 1,809,411
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,894,692
3,704,103
Puerto Rico 3.5%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 404,110 402,114
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 291,537 292,692
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,203,851 3,136,070
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 6,095,532 6,114,435
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 410,750 412,377
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,957,050
23,314,738
Total U.S. Territories .................................................................... 27,018,841
Total Municipal Bonds (Cost $ 681,533,936 ) .....................................
657,950,510
Total Long Term Investments (Cost $ 683,333,936 ) ...............................
659,800,855
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Short Term Investments 0.7%
a a
Principal
Amount
a
Value
Municipal Bonds 0.7%
Michigan 0.7%
d
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 4% , 6/01/34 $ 4,000,000 $ 4,000,000
d
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.75% , 12/01/24 ..
600,000 600,000
4,600,000
Total Municipal Bonds (Cost $ 4,600,000 ) .......................................
4,600,000
Total Short Term Investments (Cost $ 4,600,000 ) .................................
4,600,000
a
Total Investments (Cost $ 687,933,936 ) 99.0% ...................................
$664,400,855
Other Assets, less Liabilities 1.0% .............................................
6,497,834
Net Assets 100.0% ...........................................................
$670,898,689
See Abbreviations on page 117 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $29,082,020, representing 4.3% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.24 $11.03 $12.20 $12.62 $12.82 $12.10
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.28 0.23 0.25 0.30
Net realized and unrealized gains (losses) 0.03 0.20 (1.18) (0.42) (0.20) 0.72
Total from investment operations ........ 0.20 0.52 (0.90) (0.19) 0.05 1.02
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.27) (0.23) (0.25) (0.30)
Net asset value, end of period .......... $11.27 $11.24 $11.03 $12.20 $12.62 $12.82
Total return
d
....................... 1.79% 4.81% (7.35)% (1.59)% 0.38% 8.56%
Ratios to average net assets
e
Expenses
f
......................... 0.84% 0.84% 0.84% 0.83% 0.83% 0.83%
Net investment income ............... 2.99% 2.88% 2.48% 1.79% 1.96% 2.42%
Supplemental data
Net assets , end of period (000’s) ........ $175,232 $174,047 $173,008 $193,021 $160,623 $96,802
Portfolio turnover rate ................ 1.54% 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.24 $11.02 $12.19 $12.61 $12.82 $12.09
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.33 0.29 0.25 0.27 0.32
Net realized and unrealized gains (losses) 0.03 0.22 (1.17) (0.42) (0.21) 0.73
Total from investment operations ........ 0.21 0.55 (0.88) (0.17) 0.06 1.05
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.29) (0.25) (0.27) (0.32)
Net asset value, end of period .......... $11.27 $11.24 $11.02 $12.19 $12.61 $12.82
Total return
d
....................... 1.87% 5.06% (7.21)% (1.44)% 0.45% 8.82%
Ratios to average net assets
e
Expenses
f
......................... 0.69% 0.69% 0.69% 0.69% 0.68% 0.68%
Net investment income ............... 3.14% 3.03% 2.62% 1.94% 2.13% 2.57%
Supplemental data
Net assets , end of period (000’s) ........ $315,916 $328,953 $376,659 $506,601 $583,105 $606,559
Portfolio turnover rate ................ 1.54% 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.37 $11.15 $12.33 $12.76 $12.97 $12.23
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.27 0.23 0.17 0.20 0.25
Net realized and unrealized gains (losses) 0.02 0.21 (1.18) (0.43) (0.21) 0.75
Total from investment operations ........ 0.17 0.48 (0.95) (0.26) (0.01) 1.00
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.23) (0.17) (0.20) (0.26)
Net asset value, end of period .......... $11.40 $11.37 $11.15 $12.33 $12.76 $12.97
Total return
d
....................... 1.56% 4.42% (7.73)% (2.05)% (0.10)% 8.23%
Ratios to average net assets
e
Expenses
f
......................... 1.24% 1.23% 1.23% 1.23% 1.23% 1.23%
Net investment income ............... 2.55% 2.43% 2.03% 1.36% 1.57% 2.02%
Supplemental data
Net assets , end of period (000’s) ........ $32,095 $38,418 $52,613 $81,058 $109,387 $138,417
Portfolio turnover rate ................ 1.54% 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.26 $11.04 $12.21 $12.64 $12.84 $12.11
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.31 0.27 0.29 0.34
Net realized and unrealized gains (losses) 0.02 0.21 (1.17) (0.43) (0.20) 0.73
Total from investment operations ........ 0.20 0.56 (0.86) (0.16) 0.09 1.07
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.31) (0.27) (0.29) (0.34)
Net asset value, end of period .......... $11.28 $11.26 $11.04 $12.21 $12.64 $12.84
Total return
d
....................... 1.85% 5.20% (7.06)% (1.28)% 0.60% 8.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.54% 0.54% 0.54% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.54% 0.53% 0.53% 0.53% 0.53%
Net investment income ............... 3.28% 3.18% 2.77% 2.10% 2.26% 2.72%
Supplemental data
Net assets , end of period (000’s) ........ $18,673 $18,009 $11,973 $16,571 $13,889 $9,693
Portfolio turnover rate ................ 1.54% 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.25 $11.04 $12.21 $12.63 $12.83 $12.11
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.31 0.26 0.28 0.33
Net realized and unrealized gains (losses) 0.03 0.21 (1.18) (0.42) (0.20) 0.73
Total from investment operations ........ 0.21 0.55 (0.87) (0.16) 0.08 1.06
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.30) (0.26) (0.28) (0.34)
Net asset value, end of period .......... $11.28 $11.25 $11.04 $12.21 $12.63 $12.83
Total return
d
....................... 1.92% 5.07% (7.11)% (1.34)% 0.63% 8.83%
Ratios to average net assets
e
Expenses
f
......................... 0.59% 0.59% 0.59% 0.58% 0.58% 0.58%
Net investment income ............... 3.24% 3.12% 2.71% 2.04% 2.22% 2.67%
Supplemental data
Net assets , end of period (000’s) ........ $148,096 $148,704 $197,029 $266,255 $244,156 $203,230
Portfolio turnover rate ................ 1.54% 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,531,218
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,520,275
7,051,493
Minnesota 94.6%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 28,041,389
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 5,193,808
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 9,053,011
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,651,645
Becker Independent School District No. 726 , GO , 2022 A , Zero Cpn., 2/01/41 ......
1,000,000 489,431
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 1,032,335
Brainerd Independent School District No. 181 ,
GO , 2018 A , 4% , 2/01/32 ............................................ 3,065,000 3,146,246
GO , 2018 A , 4% , 2/01/43 ............................................ 1,900,000 1,882,643
Centennial Independent School District No. 12 ,
GO , 2015 A , Refunding , Zero Cpn., 2/01/32 .............................. 1,450,000 1,097,956
GO , 2015 A , Refunding , Zero Cpn., 2/01/34 .............................. 1,600,000 1,109,980
GO , 2015 A , Refunding , Zero Cpn., 2/01/35 .............................. 350,000 232,535
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 956,771
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,740,245 4,037,239
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 .....................
3,605,000 3,489,539
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 971,320
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 361,328
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 756,588
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 823,509
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,303,185 9,245,777
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 16,306,547
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,450,425
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,748,322
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,382,033 5,917,522
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,693,451
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AGMC
Insured , 5% , 11/15/44 ............................................. 10,000,000 10,094,653
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,326,181
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AGMC
Insured , 5% , 11/15/49 ............................................. 6,000,000 6,167,087
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,580,365
b
City of Mounds View , Sherman Forbes Housing Partners LP , Revenue , 2023 A ,
Mandatory Put , 4.05% , 11/01/24 ....................................... 1,000,000 999,814
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,436,122
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... 9,815,000 10,059,559
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 11,082,783
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 6,211,727
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 10,071,749
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 6,000,000 5,900,252

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... $ 4,000,000 $ 3,691,176
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 2,000,000 2,149,669
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ 7,310,000 7,310,099
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 4,650,000 4,696,638
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,388,077
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 .......................
13,340,000 13,295,766
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 1,002,868
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,596,491
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 840,687
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 .................
1,900,000 2,045,916
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,646,082
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,617,671
County of Rice , GO , 2022 A , 4% , 2/01/48 .................................
5,200,000 5,050,700
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 340,000 340,082
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,707,249
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 16,100,973
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,466,750
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 154,071
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 158,084
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 728,637
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/29 ........................................................ 400,000 435,382
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 468,418
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/31 ........................................................ 450,000 501,536
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 562,457
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 674,330
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 548,392
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 446,102
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 417,543
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 390,061
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 412,753
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 256,045
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,652,899
Duluth Independent School District No. 709 ,
GO , 2015 B , Refunding , 2.5% , 2/01/26 .................................. 2,840,000 2,824,525
GO , 2021 C , Zero Cpn., 2/01/29 ....................................... 1,870,000 1,560,858

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709, (continued)
GO , 2021 C , Zero Cpn., 2/01/30 ....................................... $ 1,275,000 $ 1,017,053
GO , 2021 C , Zero Cpn., 2/01/31 ....................................... 1,325,000 1,006,183
GO , 2021 C , Zero Cpn., 2/01/32 ....................................... 1,080,000 779,587
GO , 2021 C , Zero Cpn., 2/01/33 ....................................... 1,075,000 736,975
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........
2,000,000 2,082,724
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,256,004
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,984,614
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,218,324
Hastings Independent School District No. 200 ,
GO , 2018 A , Zero Cpn., 2/01/38 ....................................... 4,685,000 2,694,525
GO , 2018 A , Zero Cpn., 2/01/39 ....................................... 4,685,000 2,521,520
GO , 2018 A , Zero Cpn., 2/01/40 ....................................... 4,685,000 2,393,984
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,073,848
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,243,954
Hopkins Independent School District No. 270 ,
GO , 2019 A , 3% , 2/01/33 ............................................ 5,640,000 5,538,533
GO , 2019 A , 3% , 2/01/34 ............................................ 2,450,000 2,391,956
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ...........
1,300,000 1,313,081
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
2,085,000 1,456,896
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,289,637
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,877,639
GO , 2020 B , 2.125% , 3/01/37 ......................................... 4,000,000 3,227,204
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,166,079
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,398,494
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,519,652
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,990,986
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 2,870,000 2,996,656
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,198,774
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 21,380,095
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,834,898
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 5,000,000 5,465,962
Minnesota Higher Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,439,714
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 130,210
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/40 ................. 365,000 324,485
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 614,630
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 763,591
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 3,007,715
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 263,284
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 246,958
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 363,989
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/37 ............... 250,000 226,824
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 223,382
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,600,000 1,400,112
St. Olaf College , Revenue , 8 N , Refunding , 4% , 10/01/35 .................... 500,000 504,091
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 757,471
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/37 .......... 750,000 755,713
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,537,403
University of St. Thomas , Revenue , 2024 A , 5% , 10/01/49 ................... 4,000,000 4,284,299

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.8% , 1/01/44 .......................... $ 2,870,000 $ 2,313,440
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,481,932
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 762,641
Revenue , 2021 B , GNMA Insured , 2.3% , 7/01/41 .......................... 3,345,000 2,501,162
Revenue , 2021 B , GNMA Insured , 2.45% , 7/01/46 ......................... 3,320,000 2,337,928
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,899,042
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,164,354
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 1,000,000 1,008,733
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 1,000,000 1,005,392
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... 1,675,000 1,675,207
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... 2,225,000 2,228,402
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ 1,815,000 1,811,029
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 13,550,000 13,687,507
Minnesota Municipal Power Agency , Revenue , 2014 A , Refunding , 4% , 10/01/32 ....
1,200,000 1,200,609
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,173,156
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
7,795,000 6,621,587
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 9,020,000 8,761,021
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 4,281,954
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 18,893,065
Northern Municipal Power Agency , Revenue , 2017 , Refunding , 5% , 1/01/41 .......
800,000 818,935
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,159,713
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , Zero Cpn., 2/01/27 ....................................... 10,545,000 9,764,211
GO , 2018 B , Zero Cpn., 2/01/28 ....................................... 13,055,000 11,707,434
GO , 2018 B , Zero Cpn., 2/01/30 ....................................... 9,010,000 7,491,876
GO , 2018 B , Zero Cpn., 2/01/31 ....................................... 5,310,000 4,227,886
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,052,347
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,973,979
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 5,023,194
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,088,667
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , Zero Cpn., 2/01/36 ....................................... 3,000,000 1,842,038
GO , 2016 B , Zero Cpn., 2/01/37 ....................................... 2,820,000 1,646,384
GO , 2016 B , Zero Cpn., 2/01/38 ....................................... 5,220,000 2,897,667
GO , 2016 B , Zero Cpn., 2/01/39 ....................................... 3,020,000 1,577,984
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AGMC Insured , 4.25% , 12/01/44 .................. 395,000 399,648
Electric , Revenue , 2024 A , AGMC Insured , 4.5% , 12/01/53 ................... 335,000 336,181
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 8,113,329
Southern Minnesota Municipal Power Agency ,
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/26 ....................... 5,395,000 5,152,699
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/27 ....................... 6,600,000 6,089,252
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,129,003
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... 7,260,000 7,389,523
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,369,966
St. Cloud Independent School District No. 742 ,
COP , 2017 A , 4% , 2/01/38 ........................................... 1,000,000 1,000,854
GO , 2017 B , Refunding , 4% , 2/01/30 ................................... 4,060,000 4,127,098

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
St. Cloud Independent School District No. 742, (continued)
GO , 2017 B , Refunding , 4% , 2/01/36 ................................... $ 2,500,000 $ 2,541,316
GO , 2017 B , Refunding , 4% , 2/01/37 ................................... 2,250,000 2,287,185
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........
3,350,000 3,191,916
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 277,686
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 1,034,927
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,034,499
State of Minnesota , GO , 2023 B , 4% , 8/01/43 ..............................
4,745,000 4,921,756
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 782,245
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,283,704
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,098,254
Revenue , 2017 B , Refunding , 5% , 12/01/30 .............................. 3,000,000 3,182,677
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,285,162
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,259,568
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,450,217
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,115,777
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,196,404
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,336,166
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , Zero Cpn., 2/01/33 ....................................... 2,470,000 1,758,693
GO , 2020 A , Zero Cpn., 2/01/34 ....................................... 2,470,000 1,683,722
GO , 2020 A , Zero Cpn., 2/01/36 ....................................... 1,470,000 912,740
GO , 2020 A , Zero Cpn., 2/01/37 ....................................... 2,470,000 1,459,671
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,722,357
Western Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/35 ............................... 3,000,000 3,076,835
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 2,035,000 2,083,107
Revenue , 2018 A , 5% , 1/01/49 ........................................ 5,000,000 5,164,624
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 198,011
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 147,897
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 122,749
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 258,186
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 371,747
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 581,692
652,667,823
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,100,000 1,839,081
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,100,000 1,839,082
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,966,519
6,644,682
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,285,697
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,839,572

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.2%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. $ 2,100,000 $ 1,768,009
Total Municipal Bonds (Cost $ 697,102,303 ) .....................................
673,257,276
a a a a
Short Term Investments 1.8%
Municipal Bonds 1.8%
Minnesota 1.8%
c
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.8% , 11/15/48 ..... 12,700,000 12,700,000
Total Municipal Bonds (Cost $ 12,700,000 ) ......................................
12,700,000
Total Short Term Investments (Cost $ 12,700,000 ) ................................
12,700,000
a
Total Investments (Cost $ 709,802,303 ) 99.4% ...................................
$685,957,276
Other Assets, less Liabilities 0.6% .............................................
4,054,422
Net Assets 100.0% ...........................................................
$690,011,698
See Abbreviations on page 117 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $37,639,029, representing 5.5% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.50 $11.29 $12.54 $12.90 $13.20 $12.49
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.31 0.25 0.30 0.35
Net realized and unrealized gains (losses) 0.06 0.21 (1.26) (0.36) (0.30) 0.71
Total from investment operations ........ 0.24 0.55 (0.95) (0.11) — 1.06
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.30) (0.25) (0.30) (0.35)
Net asset value, end of period .......... $11.56 $11.50 $11.29 $12.54 $12.90 $13.20
Total return
d
....................... 2.11% 4.96% (7.57)% (0.90)% 0.02% 8.60%
Ratios to average net assets
e
Expenses
f
......................... 0.81% 0.81% 0.81% 0.81% 0.80% 0.81%
Net investment income ............... 3.08% 3.01% 2.66% 1.94% 2.31% 2.69%
Supplemental data
Net assets , end of period (000’s) ........ $262,952 $261,839 $269,364 $315,516 $261,661 $160,174
Portfolio turnover rate ................ 3.75% 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.49 $11.28 $12.54 $12.90 $13.20 $12.49
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.32 0.27 0.33 0.37
Net realized and unrealized gains (losses) 0.06 0.21 (1.26) (0.36) (0.31) 0.71
Total from investment operations ........ 0.25 0.57 (0.94) (0.09) 0.02 1.08
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.32) (0.27) (0.32) (0.37)
Net asset value, end of period .......... $11.55 $11.49 $11.28 $12.54 $12.90 $13.20
Total return
d
....................... 2.19% 5.12% (7.51)% (0.75)% 0.17% 8.76%
Ratios to average net assets
e
Expenses
f
......................... 0.66% 0.66% 0.66% 0.66% 0.65% 0.66%
Net investment income ............... 3.23% 3.16% 2.80% 2.10% 2.49% 2.84%
Supplemental data
Net assets , end of period (000’s) ........ $531,072 $559,066 $628,747 $850,932 $929,798 $996,280
Portfolio turnover rate ................ 3.75% 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.65 $11.44 $12.71 $13.08 $13.38 $12.66
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.26 0.20 0.25 0.30
Net realized and unrealized gains (losses) 0.08 0.21 (1.28) (0.37) (0.30) 0.72
Total from investment operations ........ 0.23 0.50 (1.02) (0.17) (0.05) 1.02
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.25) (0.20) (0.25) (0.30)
Net asset value, end of period .......... $11.72 $11.65 $11.44 $12.71 $13.08 $13.38
Total return
d
....................... 1.96% 4.47% (8.00)% (1.36)% (0.37)% 8.16%
Ratios to average net assets
e
Expenses
f
......................... 1.20% 1.20% 1.20% 1.20% 1.20% 1.21%
Net investment income ............... 2.63% 2.55% 2.20% 1.52% 1.92% 2.29%
Supplemental data
Net assets , end of period (000’s) ........ $43,438 $54,356 $78,486 $125,479 $169,258 $203,367
Portfolio turnover rate ................ 3.75% 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.51 $11.30 $12.55 $12.91 $13.22 $12.50
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.34 0.29 0.34 0.38
Net realized and unrealized gains (losses) 0.07 0.21 (1.25) (0.36) (0.31) 0.73
Total from investment operations ........ 0.26 0.58 (0.91) (0.07) 0.03 1.11
Less distributions from:
Net investment income .............. (0.20) (0.37) (0.34) (0.29) (0.34) (0.39)
Net asset value, end of period .......... $11.57 $11.51 $11.30 $12.55 $12.91 $13.22
Total return
d
....................... 2.25% 5.26% (7.29)% (0.61)% 0.31% 8.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.54% 0.53% 0.54% 0.53%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.53%
g
0.53%
g
0.52% 0.52% 0.51% 0.52%
Net investment income ............... 3.36% 3.31% 2.94% 2.23% 2.59% 2.98%
Supplemental data
Net assets , end of period (000’s) ........ $20,465 $20,781 $14,734 $21,433 $16,977 $10,638
Portfolio turnover rate ................ 3.75% 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.50 $11.30 $12.55 $12.91 $13.21 $12.50
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.33 0.29 0.34 0.38
Net realized and unrealized gains (losses) 0.07 0.20 (1.25) (0.37) (0.30) 0.71
Total from investment operations ........ 0.26 0.57 (0.92) (0.08) 0.04 1.09
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.33) (0.28) (0.34) (0.38)
Net asset value, end of period .......... $11.57 $11.50 $11.30 $12.55 $12.91 $13.21
Total return
d
....................... 2.24% 5.22% (7.33)% (0.65)% 0.27% 8.86%
Ratios to average net assets
e
Expenses
f
......................... 0.56% 0.56% 0.56% 0.56% 0.55% 0.56%
Net investment income ............... 3.32% 3.25% 2.89% 2.20% 2.58% 2.94%
Supplemental data
Net assets , end of period (000’s) ........ $175,425 $182,390 $209,487 $299,002 $295,666 $243,913
Portfolio turnover rate ................ 3.75% 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,289,502
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,289,502
Municipal Bonds 97.5%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,480,880
Florida 1.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 8,168,195
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,592,669
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 10,900,000 8,649,770
18,410,634
Kentucky 1.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 15,210,000 12,151,549
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 2,032,120
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
750,000 722,803
Ohio 90.6%
Akron City School District , COP , 2023 , AGMC Insured , 5% , 8/01/53 ..............
3,000,000 3,209,719
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 1,004,844
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 4,500,000 4,584,678
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,437,022
Greenup Hydroelectric , Revenue , 2016 A , 5% , 2/15/41 ...................... 5,000,000 5,104,739
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,886,794
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,669,700
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,494,598
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,003,726
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,575,586
Beachwood City School District , GO , 2023 , 4% , 12/01/53 .....................
7,575,000 7,388,191
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 ..........
4,000,000 2,784,782
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,526,113
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,331,692
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
1,045,000 1,075,420
Brooklyn City School District ,
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/38 ........................ 1,905,000 1,988,861
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/49 ........................ 9,000,000 9,288,650
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/33 ........................................................ 135,000 135,478
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 185,268
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 194,294
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 203,029

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ $ 210,000 $ 206,811
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 215,010
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 217,563
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 229,595
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 232,048
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , Zero Cpn., 12/01/32 ............................ 3,955,000 2,991,927
GO , 2005 , NATL Insured , Zero Cpn., 12/01/33 ............................ 2,000,000 1,451,533
Chillicothe City School District , GO , 2006 , Refunding , NATL Insured , Zero Cpn.,
12/01/24 ........................................................ 1,905,000 1,888,586
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 16,179,174
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 9,039,146
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,983,401
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,139,158
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,620,801
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,047
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 964,745
Water Pollution Control , Revenue , 2016 , 5% , 11/15/41 ...................... 2,000,000 2,032,180
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,444,899
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,570,973
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,220,567
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,089,507
Sewerage , Revenue , 2014 , Refunding , 4% , 6/01/31 ........................ 15,000,000 15,023,283
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,180,715
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 3,015,854
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 5,035,000 5,050,638
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 9,264,264
City of Mount Vernon , Mount Vernon Nazarene University , Revenue , 2022 , Refunding ,
4% , 2/01/37 ...................................................... 995,000 949,563
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,760,058
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,768,338
Cleveland Department of Public Utilities Division of Public Power ,
Revenue , 2020 A , Refunding , AGMC Insured , 4% , 11/15/38 .................. 600,000 608,898
Revenue , B-2 , NATL Insured , Zero Cpn., 11/15/38 ......................... 10,000,000 5,369,834
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/37 ....... 700,000 713,618
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 101,176
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 703,718
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 100,046
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 500,000 458,782
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 2,000,000 1,803,266
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,652,591

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... $ 900,000 $ 683,280
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,571,000
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 5,027,855
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 2,021,899
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ...................
750,000 784,108
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 5,003,850
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... 5,000 5,384
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... 2,230,000 2,098,079
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... 10,000 10,768
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,701,025
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,768
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 16,152
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,384
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 5,141,891
OhioHealth Obligated Group , Revenue , 2015 , 5% , 5/15/33 ................... 3,290,000 3,328,688
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,295,058
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,592,457
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 12,089,161
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,730,045
County of Hamilton , TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 .....
5,000,000 5,129,343
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,055,552
County of Mahoning ,
Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 .................... 3,000,000 3,169,036
Western Reserve Care System , Revenue , 1995 , NATL Insured , ETM, 5.5% , 10/15/25 1,165,000 1,181,553
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,119,552
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,830,734
County of Perry , GO , 2023 , 5% , 12/01/61 .................................
1,500,000 1,509,231
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,967,569
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,337,627
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,170,922
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,425,710
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,644,298
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 390,000 340,418
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,233,950
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,035,399
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 10,016,964
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,695,799
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 17,000,000 17,072,304
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,213,001
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,244,211
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,084,238
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,730,112
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,879,929
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,108,779
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 4,062,403

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 .
$ 2,000,000 $ 2,116,858
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,820,071
Little Miami Local School District ,
GO , 2018 A , 5% , 11/01/43 ........................................... 1,000,000 1,016,501
GO , 2018 A , 5% , 11/01/48 ........................................... 2,460,000 2,495,539
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 10,892,579
Miami University ,
Revenue , 2014 , Refunding , 5% , 9/01/31 ................................. 2,320,000 2,320,000
Revenue , 2014 , Refunding , 5% , 9/01/34 ................................. 3,500,000 3,500,000
Revenue , 2017 , Refunding , 5% , 9/01/41 ................................. 5,000,000 5,121,809
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,127,005
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 20,783,180
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 127,141
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 104,594
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 117,299
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 411,945
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 450,000 412,439
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,051,859
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 3% , 11/15/35 ..
3,500,000 3,299,330
Northeastern Local School District ,
GO , 2018 , AGMC Insured , 5.25% , 12/01/45 .............................. 5,420,000 5,730,387
GO , 2018 , AGMC Insured , 4% , 12/01/55 ................................ 5,000,000 4,798,825
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,191,120
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 7,968,075
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp. , Revenue , 2009 B , Mandatory Put , 1.375% , 11/01/24 ... 1,875,000 1,866,345
Ohio Valley Electric Corp. , Revenue , 2009 C , Mandatory Put , 1.5% , 11/04/25 ..... 2,000,000 1,924,665
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 5,108,060
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 6,276,595
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 5,104,297
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,060,959
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,222,461
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,230,746
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 312,869
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,472,876
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,153,632
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 1,032,644
John Carroll University , Revenue , 2020 , 4% , 10/01/50 ...................... 2,500,000 2,293,587
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 6,360,000 5,882,087
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,540,000 1,544,796
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,347,589
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,808,852
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,419,764
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 4,051,734
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,286,964
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 4,000,000 3,733,514
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,135,800
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,623,682
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/32 ................ 340,000 371,069
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/33 ................ 130,000 141,555
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/34 ................ 500,000 543,290
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/36 ................ 900,000 916,778
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/39 ................ 480,000 483,595

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... $ 485,000 $ 397,323
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 17,554,941
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 10,000,000 10,048,760
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 11,731,625
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ...................
10,020,000 9,791,878
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 2,575,000 2,680,117
Revenue , 2018 A , 5% , 2/15/43 ........................................ 17,025,000 17,714,402
Revenue , 2018 A , 5% , 2/15/46 ........................................ 13,750,000 14,233,667
Revenue, Junior Lien , 2013 A-2 , BAM Insured , Zero Cpn., 2/15/38 ............. 3,665,000 2,200,029
Revenue, Junior Lien , 2013 A-2 , Zero Cpn., 2/15/43 ........................ 10,485,000 4,699,734
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ...................
7,000,000 7,263,393
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,414,070
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,418,089
Revenue , 2021 , 5% , 6/01/46 ......................................... 10,555,000 11,467,997
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,659,437
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,225,453
Ohio Water Development Authority Water Pollution , Control Loan Fund , Revenue , 2023
B , 5% , 12/01/36 ................................................... 5,675,000 6,576,582
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
7,660,000 7,518,568
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,597,710
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 2,126,241
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/53 ............... 1,000,000 1,089,998
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/58 ............... 1,000,000 1,087,108
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/63 ............... 1,000,000 1,087,108
Princeton City School District ,
GO , 2014 , Pre-Refunded , 5% , 12/01/39 ................................. 12,000,000 12,053,999
GO , 2014 , Refunding , Zero Cpn., 12/01/40 ............................... 6,000,000 3,061,895
GO , 2014 , Refunding , Zero Cpn., 12/01/41 ............................... 6,000,000 2,904,567
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................
1,670,000 1,770,077
Springboro Community City School District ,
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/27 ..................... 5,175,000 5,560,643
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/28 ..................... 2,000,000 2,188,162
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 7,032,351
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,562,634
GO , V , 5% , 5/01/34 ................................................ 4,000,000 4,285,372
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,317,429
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 958,123
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/39 875,000 826,671
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 5,565,726
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,323,906
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 5,088,532
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,416,882
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,965,187
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,832,620
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 5,901,830
Toledo City School District , COP , 2024 , BAM Insured , 5% , 12/01/48 ..............
1,250,000 1,359,773
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 390,000 341,964

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Toledo-Lucas County Port Authority, (continued)
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... $ 1,625,000 $ 1,531,284
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,613,852
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 6,000,000 5,425,001
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,213,746
University of Akron (The) ,
Revenue , 2015 A , Refunding , 5% , 1/01/31 ............................... 4,365,000 4,391,517
Revenue , 2016 A , Refunding , BAM Insured , 5% , 1/01/34 .................... 6,000,000 6,179,271
Revenue , 2016 A , Refunding , 5% , 1/01/36 ............................... 11,065,000 11,383,014
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 8,000,000 8,204,164
Revenue , 2018 A , Refunding , 5% , 1/01/42 ............................... 5,725,000 5,940,738
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,262,097
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,847,437
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 8,000,000 8,725,214
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,040,690
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,670,095
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,922,371
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,834,418
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,780,448
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,097,973
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,213,203
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 1,000,000 1,014,590
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,244,496
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,546,785
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,054,133
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,831,352
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,290,882
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,025,801
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,319,580
935,990,069
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 3,200,000 2,802,410
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 3,200,000 2,802,410
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 5,250,000 4,233,666
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,712,246
12,550,732
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. 300,000 250,834
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,928,546
5,179,380
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,803,157

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.5%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ $ 3,100,000 $ 2,609,918
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,822,237
5,432,155
U.S. Territories 0.9%
Puerto Rico 0.9%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 556,133 553,386
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 153,947 154,424
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,709,073 3,630,624
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 1,293,863 1,298,988
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 288,720 290,211
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 988,457
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 988,598
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 475,791
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 252,862
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,104,865
9,738,206
Total U.S. Territories .................................................................... 9,738,206
Total Municipal Bonds (Cost $ 1,011,397,129 ) ...................................
1,007,491,685
Total Long Term Investments (Cost $ 1,014,597,129 ) .............................
1,010,781,187
a
a a a a
Short Term Investments 1.3%
Municipal Bonds 1.3%
Ohio 1.3%
d
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 3.8% , 12/01/54 ................................. 5,000,000 5,000,000
d
State of Ohio , Cleveland Clinic Health System Obligated Group , Revenue , 2019 F , SPA
US Bank NA , Daily VRDN and Put , 3.5% , 1/01/52 ......................... 8,850,000 8,850,000
13,850,000
Total Municipal Bonds (Cost $ 13,850,000 ) ......................................
13,850,000
Total Short Term Investments (Cost $ 13,850,000 ) ................................
13,850,000
a
Total Investments (Cost $ 1,028,447,129 ) 99.1% ..................................
$1,024,631,187
Other Assets, less Liabilities 0.9% .............................................
8,721,100
Net Assets 100.0% ...........................................................
$1,033,352,287

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
See Abbreviations on page 117 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $74,592,734, representing 7.2% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.53 $10.35 $11.45 $11.73 $12.00 $11.37
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.27 0.23 0.26 0.30
Net realized and unrealized gains (losses) 0.06 0.18 (1.10) (0.28) (0.27) 0.64
Total from investment operations ........ 0.22 0.49 (0.83) (0.05) (0.01) 0.94
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.27) (0.23) (0.26) (0.31)
Net asset value, end of period .......... $10.59 $10.53 $10.35 $11.45 $11.73 $12.00
Total return
d
....................... 2.14% 4.80% (7.27)% (0.48)% (0.07)% 8.39%
Ratios to average net assets
e
Expenses
f
......................... 0.81% 0.82% 0.81% 0.80% 0.80% 0.80%
Net investment income ............... 3.04% 3.03% 2.56% 1.93% 2.20% 2.58%
Supplemental data
Net assets , end of period (000’s) ........ $208,369 $202,385 $208,460 $251,006 $218,010 $162,664
Portfolio turnover rate ................ 6.00% 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.34 $11.44 $11.72 $11.99 $11.36
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.29 0.25 0.28 0.32
Net realized and unrealized gains (losses) 0.06 0.17 (1.11) (0.28) (0.27) 0.64
Total from investment operations ........ 0.23 0.50 (0.82) (0.03) 0.01 0.96
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.28) (0.25) (0.28) (0.33)
Net asset value, end of period .......... $10.58 $10.52 $10.34 $11.44 $11.72 $11.99
Total return
d
....................... 2.12% 5.06% (7.14)% (0.33)% 0.08% 8.56%
Ratios to average net assets
e
Expenses
f
......................... 0.66% 0.67% 0.66% 0.65% 0.65% 0.65%
Net investment income ............... 3.19% 3.19% 2.71% 2.08% 2.37% 2.73%
Supplemental data
Net assets , end of period (000’s) ........ $485,851 $513,161 $562,620 $731,732 $805,688 $866,593
Portfolio turnover rate ................ 6.00% 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.69 $10.50 $11.63 $11.91 $12.19 $11.54
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.23 0.18 0.22 0.26
Net realized and unrealized gains (losses) 0.06 0.18 (1.14) (0.28) (0.29) 0.66
Total from investment operations ........ 0.20 0.45 (0.91) (0.10) (0.07) 0.92
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.22) (0.18) (0.21) (0.27)
Net asset value, end of period .......... $10.75 $10.69 $10.50 $11.63 $11.91 $12.19
Total return
d
....................... 1.89% 4.40% (7.79)% (0.79)% (0.63)% 8.05%
Ratios to average net assets
e
Expenses
f
......................... 1.20% 1.21% 1.20% 1.19% 1.19% 1.20%
Net investment income ............... 2.59% 2.58% 2.10% 1.50% 1.80% 2.18%
Supplemental data
Net assets , end of period (000’s) ........ $22,364 $27,772 $43,030 $72,237 $98,075 $127,898
Portfolio turnover rate ................ 6.00% 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.53 $10.35 $11.45 $11.73 $12.00 $11.37
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.30 0.26 0.29 0.33
Net realized and unrealized gains (losses) 0.06 0.18 (1.10) (0.28) (0.27) 0.64
Total from investment operations ........ 0.24 0.52 (0.80) (0.02) 0.02 0.97
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.30) (0.26) (0.29) (0.34)
Net asset value, end of period .......... $10.59 $10.53 $10.35 $11.45 $11.73 $12.00
Total return
d
....................... 2.28% 5.09% (7.01)% (0.12)% 0.12% 8.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.54% 0.53% 0.52% 0.52% 0.53%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.53% 0.54% 0.52% 0.52%
g
0.52%
g
0.52%
Net investment income ............... 3.33% 3.32% 2.85% 2.21% 2.49% 2.86%
Supplemental data
Net assets , end of period (000’s) ........ $26,601 $23,591 $21,344 $26,269 $22,928 $19,823
Portfolio turnover rate ................ 6.00% 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.54 $10.35 $11.46 $11.73 $12.01 $11.37
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.30 0.26 0.29 0.33
Net realized and unrealized gains (losses) 0.06 0.18 (1.12) (0.27) (0.28) 0.65
Total from investment operations ........ 0.23 0.52 (0.82) (0.01) 0.01 0.98
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.29) (0.26) (0.29) (0.34)
Net asset value, end of period .......... $10.59 $10.54 $10.35 $11.46 $11.73 $12.01
Total return
d
....................... 2.17% 5.16% (7.12)% (0.15)% 0.09% 8.75%
Ratios to average net assets
e
Expenses
f
......................... 0.56% 0.57% 0.56% 0.55% 0.55% 0.55%
Net investment income ............... 3.29% 3.28% 2.80% 2.18% 2.45% 2.83%
Supplemental data
Net assets , end of period (000’s) ........ $141,171 $134,601 $134,222 $181,163 $171,322 $145,073
Portfolio turnover rate ................ 6.00% 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,569,924
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,569,924
Municipal Bonds 98.9%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 3,101,100
Florida 1.4%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,085,911
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 8,400,000 6,665,878
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 5,600,000 4,977,000
12,728,789
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,521,160
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 944,767
3,465,927
Kentucky 0.7%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,300,000 6,631,023
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,332,827
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,199,769
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 2,000,000 1,932,630
6,465,226
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 5,319,187
Oregon 88.3%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 5% , 8/01/41 ...... 4,250,000 4,304,877
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,561,988
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,000,000 5,355,185
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 5,500,000 5,855,528
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 798,053
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 2,952,947
City of Beaverton ,
Water , Revenue , 2020 , 5% , 4/01/32 .................................... 1,000,000 1,118,058
Water , Revenue , 2020 , 5% , 4/01/38 .................................... 1,940,000 2,124,137
Water , Revenue , 2020 , 5% , 4/01/39 .................................... 2,040,000 2,223,305
Water , Revenue , 2020 , 5% , 4/01/40 .................................... 2,140,000 2,320,776
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,726,466
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,608,978
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,271,508
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 340,849
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/27 ................. 1,195,000 1,233,984

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/29 ................. $ 1,315,000 $ 1,384,078
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,466,026
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/33 ................. 1,600,000 1,684,320
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 477,128
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,825,632
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,760,865
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,639,664
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,015,000 1,018,729
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 .......................
3,115,000 3,072,263
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 23,864,385
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ...............
2,250,000 2,355,259
Clackamas County School District No. 12 North Clackamas ,
GO , 2017 A , Zero Cpn., 6/15/40 ....................................... 10,000,000 4,999,907
GO , 2017 A , Zero Cpn., 6/15/41 ....................................... 17,030,000 8,101,123
GO , 2017 A , Zero Cpn., 6/15/42 ....................................... 16,625,000 7,510,467
GO , 2017 B , 5% , 6/15/34 ............................................ 11,000,000 11,625,868
GO , 2017 B , 5% , 6/15/37 ............................................ 7,000,000 7,373,306
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,841,197
c
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 .... 3,000,000 2,958,471
Clackamas County School District No. 46 Oregon Trail ,
GO , Zero Cpn., 6/15/37 ............................................. 12,130,000 7,593,477
GO , Zero Cpn., 6/15/38 ............................................. 12,495,000 7,441,511
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,132,148
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40
3,470,000 3,513,467
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ...............
1,000,000 1,047,597
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,262,159
County of Benton , GO , 2023 , 4.125% , 6/01/53 .............................
2,035,000 2,041,024
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,608,440
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,203,321
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 7,107,060
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 9,308,474
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,979,981
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,235,000 3,235,170
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ...........
1,000,000 1,089,600
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,954,734
GO , 2019 B , Zero Cpn., 6/15/40 ....................................... 705,000 357,753
GO , 2019 B , Zero Cpn., 6/15/41 ....................................... 710,000 341,349
GO , 2019 B , Zero Cpn., 6/15/42 ....................................... 610,000 277,819
GO , 2019 B , Zero Cpn., 6/15/43 ....................................... 820,000 353,711
GO , 2019 B , Zero Cpn., 6/15/44 ....................................... 1,115,000 455,536
GO , 2019 B , Zero Cpn., 6/15/45 ....................................... 985,000 381,177
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,011,708
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,414,785
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 4% , 8/15/45 .............................................. 5,620,000 5,472,287
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,629,034
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 10,604,415
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,689,395

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Metro ,
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/42 ....... $ 7,500,000 $ 7,802,125
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ....... 10,950,000 11,329,283
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow , GO ,
2017 A , 5% , 6/15/37 ................................................ 7,885,000 8,286,095
Multnomah County School District No. 40 ,
GO , 2012 B , Zero Cpn., 6/15/26 ....................................... 2,585,000 2,452,456
GO , 2012 B , Zero Cpn., 6/15/27 ....................................... 2,655,000 2,441,451
GO , 2012 B , Zero Cpn., 6/15/28 ....................................... 2,495,000 2,222,733
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... 2,595,000 2,236,752
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 1,885,000 1,565,398
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 2,030,000 1,620,047
GO , 2012 B , Zero Cpn., 6/15/32 ....................................... 2,000,000 1,534,243
GO , 2023 A , Zero Cpn., 6/15/30 ....................................... 425,000 352,941
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,195,830
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 26,125,370
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
2,345,000 2,449,970
Oregon Health & Science University ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 12,493,948
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,291,637
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 925,000 916,437
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,640,251
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,848,189
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 26,182,189
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,881,744
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,027,691
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,891,443
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,302,991
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 230,115
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,484,758
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,966,584
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 41,174,075
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ...........
3,610,000 3,628,161
Port of Portland ,
Airport , Revenue , 24 A , 5% , 7/01/47 .................................... 4,700,000 4,811,838
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,776,826
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,984,998
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,461,676
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,720,469
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,313,591
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 11,061,617
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,481,850
Airport , Revenue , 30 A , 5.25% , 7/01/54 ................................. 13,500,000 14,548,580
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 555,273
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 507,039
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,260,389
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,659,199
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/25 .... 130,000 130,426
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 136,128
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 263,649
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 315,949

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... $ 515,000 $ 506,098
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 377,480
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 390,782
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 359,931
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,408,317
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,193,640
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,310,910
Salem-Keizer School District No. 24J ,
GO , 2009 B , Zero Cpn., 6/15/30 ....................................... 8,500,000 7,095,077
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,171,617
Seaside School District No. 10 ,
GO , 2017 B , 5% , 6/15/35 ............................................ 2,000,000 2,104,470
GO , 2017 B , 5% , 6/15/36 ............................................ 2,500,000 2,625,805
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 3,050,177
GO , 2017 A , 5% , 5/01/42 ............................................ 2,500,000 2,609,506
GO , 2017 H , 5% , 8/01/42 ............................................ 15,000,000 15,711,105
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,297,232
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,083,983
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,423,167
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/37 12,500,000 13,703,757
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 25,210,771
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,339,844
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,708,214
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO , 2018 B , 5% , 6/15/36 ............................................ 2,850,000 3,071,507
GO , 2018 B , 5% , 6/15/37 ............................................ 2,520,000 2,705,064
Tri-County Metropolitan Transportation District of Oregon ,
Revenue , 2018 A , 5% , 10/01/31 ....................................... 5,025,000 5,345,316
Revenue , 2018 A , 5% , 10/01/32 ....................................... 1,865,000 1,980,837
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 .......................
750,000 761,158
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,238,325
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,661,168
University of Oregon ,
Revenue , 2015 A , 5% , 4/01/45 ........................................ 20,000,000 20,139,704
Revenue , 2016 A , 5% , 4/01/46 ........................................ 11,690,000 11,904,852
Revenue , 2018 A , 5% , 4/01/48 ........................................ 10,000,000 10,388,111
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 271,161
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 326,354
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,351,554
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,909,023
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,309,026
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 1,020,461
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,910,440
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,263,909
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 20,589,054
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/38 ....................................... 2,350,000 1,325,921
GO , 2018 A , Zero Cpn., 6/15/39 ....................................... 3,275,000 1,742,208

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... $ 2,545,000 $ 2,188,496
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 2,490,000 2,067,819
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 3,140,000 2,505,886
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,646,415
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,147,933
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,186,176
780,466,624
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,500,000 2,189,383
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,500,000 2,189,383
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 7,650,000 6,169,056
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,542,730
13,090,552
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 264,251
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 265,022
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,449,982
3,979,255
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 2,189,967
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,400,000 2,020,582
U.S. Territories 4.0%
Puerto Rico 4.0%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,069,672
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 328,600 321,647
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 903,650 907,230
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,284,994
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 988,598
d
Revenue , WW , 5.25% , 7/01/33 ........................................ 7,040,000 2,974,400
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,745,000 19,832,322
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,966,974
35,345,837
Total U.S. Territories .................................................................... 35,345,837
Total Municipal Bonds (Cost $ 881,231,781 ) .....................................
874,804,069

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
78
See Abbreviations on page 117 .
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 357,633 $ 286,106
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
286,106
Total Long Term Investments (Cost $ 883,731,781 ) ...............................
877,660,099
a
a a a a
Short Term Investments 0.3%
Principal
Amount
Municipal Bonds 0.3%
Oregon 0.3%
f
State of Oregon , GO , 2022 E , Daily VRDN and Put , 4% , 6/01/45 ................
$ 2,250,000 2,250,000
Total Municipal Bonds (Cost $ 2,250,000 ) .......................................
2,250,000
Total Short Term Investments (Cost $ 2,250,000 ) .................................
2,250,000
a
Total Investments (Cost $ 885,981,781 ) 99.5% ...................................
$879,910,099
Other Assets, less Liabilities 0.5% .............................................
4,446,626
Net Assets 100.0% ...........................................................
$884,356,725
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $67,983,672, representing 7.7% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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79
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.85 $8.64 $9.64 $9.89 $10.11 $9.73
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.22 0.20 0.26 0.29
Net realized and unrealized gains (losses) 0.07 0.21 (1.00) (0.25) (0.23) 0.39
Total from investment operations ........ 0.20 0.47 (0.78) (0.05) 0.03 0.68
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.22) (0.20) (0.25) (0.30)
Net asset value, end of period .......... $8.91 $8.85 $8.64 $9.64 $9.89 $10.11
Total return
d
....................... 2.25% 5.51% (8.13)% (0.56)% 0.32% 7.14%
Ratios to average net assets
e
Expenses
f
......................... 0.83% 0.84% 0.82% 0.81% 0.81% 0.82%
Net investment income ............... 3.02% 2.98% 2.48% 2.00% 2.59% 2.98%
Supplemental data
Net assets , end of period (000’s) ........ $152,034 $153,588 $150,381 $175,896 $146,124 $105,032
Portfolio turnover rate ................ 7.14% 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.85 $8.64 $9.64 $9.89 $10.11 $9.73
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.23 0.22 0.27 0.31
Net realized and unrealized gains (losses) 0.06 0.21 (1.00) (0.25) (0.23) 0.39
Total from investment operations ........ 0.20 0.48 (0.77) (0.03) 0.04 0.70
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.23) (0.22) (0.26) (0.32)
Net asset value, end of period .......... $8.91 $8.85 $8.64 $9.64 $9.89 $10.11
Total return
d
....................... 2.33% 5.67% (7.99)% (0.41)% 0.47% 7.29%
Ratios to average net assets
e
Expenses
f
......................... 0.68% 0.69% 0.67% 0.66% 0.67% 0.67%
Net investment income ............... 3.17% 3.12% 2.63% 2.16% 2.77% 3.13%
Supplemental data
Net assets , end of period (000’s) ........ $426,498 $446,528 $494,179 $644,308 $709,450 $772,506
Portfolio turnover rate ................ 7.14% 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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81
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.97 $8.76 $9.77 $10.02 $10.24 $9.86
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.22 0.18 0.16 0.22 0.26
Net realized and unrealized gains (losses) 0.06 0.21 (1.01) (0.25) (0.23) 0.39
Total from investment operations ........ 0.18 0.43 (0.83) (0.09) (0.01) 0.65
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.18) (0.16) (0.21) (0.27)
Net asset value, end of period .......... $9.03 $8.97 $8.76 $9.77 $10.02 $10.24
Total return
d
....................... 2.01% 5.01% (8.49)% (0.95)% (0.08)% 6.64%
Ratios to average net assets
e
Expenses
f
......................... 1.22% 1.23% 1.22% 1.21% 1.21% 1.22%
Net investment income ............... 2.57% 2.52% 2.03% 1.60% 2.21% 2.58%
Supplemental data
Net assets , end of period (000’s) ........ $25,431 $29,997 $41,736 $63,426 $104,823 $146,042
Portfolio turnover rate ................ 7.14% 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.86 $8.65 $9.66 $9.90 $10.12 $9.75
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.25 0.23 0.28 0.32
Net realized and unrealized gains (losses) 0.06 0.21 (1.02) (0.24) (0.22) 0.38
Total from investment operations ........ 0.21 0.49 (0.77) (0.01) 0.06 0.70
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.24) (0.23) (0.28) (0.33)
Net asset value, end of period .......... $8.92 $8.86 $8.65 $9.66 $9.90 $10.12
Total return
d
....................... 2.40% 5.80% (7.95)% (0.17)% 0.61% 7.32%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55% 0.56% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.54% 0.55%
g
0.54% 0.52% 0.53% 0.53%
Net investment income ............... 3.29% 3.26% 2.84% 2.29% 2.86% 3.27%
Supplemental data
Net assets , end of period (000’s) ........ $8,729 $9,516 $8,556 $5,802 $4,300 $2,905
Portfolio turnover rate ................ 7.14% 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.86 $8.65 $9.66 $9.90 $10.12 $9.75
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.24 0.23 0.28 0.32
Net realized and unrealized gains (losses) 0.06 0.21 (1.01) (0.24) (0.23) 0.38
Total from investment operations ........ 0.21 0.49 (0.77) (0.01) 0.05 0.70
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.24) (0.23) (0.27) (0.33)
Net asset value, end of period .......... $8.92 $8.86 $8.65 $9.66 $9.90 $10.12
Total return
d
....................... 2.38% 5.76% (7.99)% (0.21)% 0.57% 7.28%
Ratios to average net assets
e
Expenses
f
......................... 0.58% 0.59% 0.57% 0.56% 0.56% 0.57%
Net investment income ............... 3.26% 3.22% 2.71% 2.26% 2.85% 3.23%
Supplemental data
Net assets , end of period (000’s) ........ $68,163 $67,187 $71,451 $106,979 $105,603 $98,190
Portfolio turnover rate ................ 7.14% 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin Pennsylvania Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 2,055,939
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,055,939
Municipal Bonds 98.4%
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 5,081,003
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 723,940
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,800,000 5,396,187
11,201,130
New York 1.8%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,561,403
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,871,444
12,432,847
Pennsylvania 92.0%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,690,675
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,766,605
Revenue , 2021 A , 5% , 1/01/51 ........................................ 3,500,000 3,606,261
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/53 .......................... 5,000,000 5,440,176
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 696,619
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,080,374
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 2,099,280
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 3,000,000 2,949,018
Robert Morris University , Revenue , 2017 , 5% , 10/15/37 ..................... 1,000,000 976,454
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,180,712
Allentown Commercial and Industrial Development Authority ,
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 635,935
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 632,021
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,688,821
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,942,650
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,666,907
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,499,216
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 9,210,675
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ 1,000,000 1,006,699
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 601,306
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,265,327
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/38 ........................................................ 1,030,000 1,064,387
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/48 ........................................................ 1,000,000 1,033,386
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 786,110
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,108,947

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
$ 1,250,000 $ 1,140,452
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 1,008,895
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,059,478
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,344,294
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,395,410
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 8,909,124
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,887,475
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,664,568
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,245,815
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,764,184
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,264,166
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 1,021,877
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 500,075
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,471,328
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 374,019
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 874,232
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,331,845
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/36 ............................................ 3,300,000 3,526,295
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,313,681
GO , 2019 B , 5% , 2/01/39 ............................................ 6,050,000 6,420,138
GO , 2021 A , 4% , 5/01/37 ............................................ 6,435,000 6,634,838
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,120,693
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,968,643
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 8,100,000 8,362,625
Water & Wastewater , Revenue , 2019 B , 5% , 11/01/49 ...................... 5,000,000 5,265,484
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 6,300,000 6,741,638
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,607,671
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,473,434
Commonwealth Financing Authority , Commonwealth of Pennsylvania , Revenue , 2015
A , 5% , 6/01/34 .................................................... 10,000,000 10,127,847
Commonwealth of Pennsylvania , GO , 2022 , 5% , 10/01/40 .....................
5,000,000 5,590,359
County of Allegheny ,
GO , C-77 , 5% , 11/01/43 ............................................. 5,030,000 5,294,621
GO , C-80 , 5% , 12/01/54 ............................................. 3,000,000 3,231,970
County of Jefferson ,
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/35 ........................ 650,000 609,155
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/37 ........................ 770,000 704,495
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/39 ........................ 520,000 460,050
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,476,018
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 1,560,000 1,570,210
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,622,343
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,993,619

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ $ 2,005,000 $ 2,027,536
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,440,253
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 3,054,303
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 953,593
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,470,206
East Hempfield Township Industrial Development Authority , Student Services, Inc. ,
Revenue , 2015 , Pre-Refunded , 5% , 7/01/47 .............................. 3,750,000 3,813,527
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,318,067
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 5,073,914
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,080,875
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 884,212
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 880,136
Geisinger Authority ,
Kaiser Obligated Group , Revenue , 2017 A-1 , Refunding , 5% , 2/15/45 ........... 5,555,000 5,666,205
Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% , 2/15/39 ........... 13,155,000 13,551,514
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/35 ............................................. 810,000 757,302
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 579,616
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 911,106
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 902,319
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 908,101
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,463,872
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,228,360
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,869,200
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,790,137
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,465,487
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 448,666
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,897,016
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,341,805
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,269,661
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 530,000 544,260
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 636,902
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 651,554
Lehigh County Authority , Revenue , 2024 , Refunding , BAM Insured , 4% , 12/01/45 ...
6,500,000 6,389,414
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 4,197,060
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 13,280,763
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,274,544
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,701,607
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,402,163
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,497,367

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... $ 2,665,000 $ 2,837,008
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,793,974
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,610,909
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,449,208
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,738,978
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,221,776
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 580,417
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 2,054,332
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 1,500,000 1,556,887
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,113,235
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,536,417
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 2,123,492
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 2,025,563
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 ..........................
2,000,000 2,117,272
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 456,127
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,564,364
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AGMC Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,590,283
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 984,405
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 758,815
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 668,174
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,722,098
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,926,102
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AGMC Insured , 4% ,
1/01/41 ........................................................ 1,015,000 1,012,893
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 501,388
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,294,000
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,507,789
UPMC Obligated Group , Revenue , 2014 A , 5% , 2/01/45 ..................... 5,000,000 5,001,678
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,896,158
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 8,835,000 8,567,007
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,326,147
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,189,512
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,284,401
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,870,105
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College , Revenue , 2014 , Refunding , 5% , 12/01/44 ................ 6,365,000 6,383,203
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 5,000,000 4,999,939
Thomas Jefferson University Obligated Group , Revenue , 2015 A , Refunding , 5.25% ,
9/01/50 ........................................................ 6,465,000 6,487,048
Trustees of the University of Pennsylvania (The) , Revenue , 2017 A , 5% , 8/15/46 .. 14,000,000 14,399,685

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, (continued)
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2015 ,
Refunding , 5% , 8/15/40 ............................................ $ 6,475,000 $ 6,565,941
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 9,375,222
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,996,066
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 8,693,278
Pennsylvania State University (The) ,
Revenue , 2015 A , Refunding , 5% , 9/01/40 ............................... 10,490,000 10,650,563
Revenue , 2016 A , Refunding , 5% , 9/01/41 ............................... 10,000,000 10,323,342
Revenue , 2023 , 5.25% , 9/01/53 ....................................... 3,000,000 3,327,910
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,600,271
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,526,875
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 10,520,278
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 4,987,455
Philadelphia Authority for Industrial Development ,
c
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,400,000
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 245,000 254,390
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 307,472
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,559,497
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 9,120,182
Temple University-of The Commonwealth System of Higher Education , Revenue,
First Series , 2015 , Refunding , 5% , 4/01/40 ............................. 5,000,000 5,033,500
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,561,332
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,427,555
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 9,772,949
Philadelphia Gas Works Co. ,
Revenue , 14th , Refunding , 5% , 10/01/32 ................................ 1,000,000 1,037,835
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 11,227,804
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,704,459
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,538,982
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,864,359
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,892,574
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,825,838
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,019,852
Radnor Township School District , GO , 2021 , 3% , 8/15/35 .....................
1,400,000 1,337,354
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 .................
3,845,000 3,942,347
Scranton School District , GO , 2020 , 4% , 12/01/40 ...........................
1,535,000 1,523,336
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,081,524
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,441,460
State College Area School District ,
GO , 2015 , 5% , 3/15/40 ............................................. 10,000,000 10,074,161
GO , 2018 , 5% , 5/15/37 ............................................. 1,075,000 1,147,043
GO , 2018 , 5% , 5/15/44 ............................................. 3,500,000 3,655,562
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/32 .................................................... 7,095,000 7,341,357
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/33 .................................................... 3,000,000 3,102,195

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
$ 1,495,000 $ 1,510,577
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 909,775
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,337,518
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,120,396
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 758,441
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,433,162
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,298,718
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,126,777
626,032,521
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,663,931
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,000,000 1,751,506
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 847,577
4,263,014
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,710,700
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,751,973
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,900,000 1,599,627
U.S. Territories 1.5%
Puerto Rico 1.5%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,059,735 1,037,310
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 780,425 783,517
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,087,303
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 988,597
c
Revenue , XX , 5.25% , 7/01/40 ........................................ 5,175,000 2,186,438
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 4,017,690
10,100,855
Total U.S. Territories .................................................................... 10,100,855
Total Municipal Bonds (Cost $ 699,410,810 ) .....................................
670,092,667
Shares
Escrows and Litigation Trusts 0.1%
a ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 262,891 210,312
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
210,312
Total Long Term Investments (Cost $ 701,410,810 ) ...............................
672,358,918
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
Short Term Investments 1.5%
a a
Principal
Amount
a
Value
Municipal Bonds 1.5%
Pennsylvania 1.5%
e
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 3.8% , 12/01/37 ................................................ $ 4,300,000 $ 4,300,000
e
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.9% , 9/01/45 ............... 4,400,000 4,400,000
e
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 3.6% , 6/01/35 1,600,000 1,600,000
10,300,000
Total Municipal Bonds (Cost $ 10,300,000 ) ......................................
10,300,000
Total Short Term Investments (Cost $ 10,300,000 ) ................................
10,300,000
a
Total Investments (Cost $ 711,710,810 ) 100.3% ..................................
$682,658,918
Other Assets, less Liabilities (0.3) % ...........................................
(1,803,412)
Net Assets 100.0% ...........................................................
$680,855,506
See Abbreviations on page 117 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $29,540,798, representing 4.3% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
d
Non-income producing.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $706,911,323 $502,275,811 $149,680,702 $687,933,936
Value - Unaffiliated issuers ............... $692,862,131 $492,460,494 $142,734,806 $664,400,855
Cash ................................. 18,983,890 157,641 92,409 195,125
Receivables:
Capital shares sold ..................... 617,116 250,220 61,106 500,485
Interest .............................. 6,081,686 6,205,169 1,316,906 8,844,788
Total assets ....................... 718,544,823 499,073,524 144,205,227 673,941,253
Liabilities:
Payables:
Investment securities purchased ........... — — — 1,839,247
Capital shares redeemed ................ 1,151,721 544,721 454,816 626,371
Management fees ...................... 289,522 208,016 54,437 273,442
Distribution fees ....................... 88,143 54,259 15,667 74,901
Transfer agent fees ..................... 87,238 68,410 20,991 90,950
Trustees' fees and expenses .............. 1,264 658 131 954
Distributions to shareholders .............. 83,257 — 46,931 70,997
Accrued expenses and other liabilities ........ 67,426 40,917 29,346 65,702
Total liabilities ...................... 1,768,571 916,981 622,319 3,042,564
Net assets, at value .............. $716,776,252 $498,156,543 $143,582,908 $670,898,689
Net assets consist of:
Paid-in capital .......................... $816,787,323 $572,992,924 $188,664,500 $777,488,098
Total distributable earnings (losses) .......... (100,011,071) (74,836,381) (45,081,592) (106,589,409)
Net assets, at value .............. $716,776,252 $498,156,543 $143,582,908 $670,898,689

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $228,304,338 $121,339,528 $30,511,291 $126,575,015
Shares outstanding ..................... 23,089,321 11,409,555 3,330,183 11,990,464
Net asset value per share
a ,b
............... $9.89 $10.63 $9.16 $10.56
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.28 $11.04 $9.52 $10.97
Class A1:
Net assets, at value .................... $334,036,405 $242,441,366 $84,820,767 $445,975,298
Shares outstanding ..................... 33,842,934 22,808,761 9,267,906 42,301,355
Net asset value per share
a ,b
............... $9.87 $10.63 $9.15 $10.54
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.25 $11.04 $9.51 $10.95
Class C:
Net assets, at value .................... $20,533,950 $14,164,340 $3,417,367 $17,618,547
Shares outstanding ..................... 2,044,709 1,316,222 370,340 1,643,977
Net asset value and maximum offering price per
share
a ,b
.............................. $10.04 $10.76 $9.23 $10.72
Class R6:
Net assets, at value .................... $25,528,184 $15,307,073 $7,128,536 $11,685,026
Shares outstanding ..................... 2,578,169 1,439,209 778,743 1,103,772
Net asset value and maximum offering price per
share
b
............................... $9.90 $10.64 $9.15 $10.59
Advisor Class:
Net assets, at value .................... $108,373,375 $104,904,236 $17,704,947 $69,044,803
Shares outstanding ..................... 10,946,967 9,869,262 1,935,624 6,527,365
Net asset value and maximum offering price per
share
b
............................... $9.90 $10.63 $9.15 $10.58
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $709,802,303 $1,028,447,129 $885,981,781 $711,710,810
Value - Unaffiliated issuers ............... $685,957,276 $1,024,631,187 $879,910,099 $682,658,918
Cash ................................. 36,906 29,972 219,785 100,445
Receivables:
Investment securities sold ................ — — 1,774,815 —
Capital shares sold ..................... 192,963 530,259 741,151 139,981
Interest .............................. 5,144,914 10,675,570 9,053,982 8,112,091
Unrealized appreciation on unfunded
commitments (Note 1 b ) ................... — — 188,866 138,832
Total assets ....................... 691,332,059 1,035,866,988 891,888,698 691,150,267
Liabilities:
Payables:
Investment securities purchased ........... — — 5,431,010 8,794,830
Capital shares redeemed ................ 760,210 1,684,440 1,438,938 853,797
Management fees ...................... 279,647 409,732 352,030 277,494
Distribution fees ....................... 82,248 125,485 97,974 83,160
Transfer agent fees ..................... 125,388 152,123 101,307 101,053
Trustees' fees and expenses .............. 1,213 1,767 1,642 1,331
Distributions to shareholders .............. — 11,875 — 98,689
Accrued expenses and other liabilities ........ 71,655 129,279 109,072 84,407
Total liabilities ...................... 1,320,361 2,514,701 7,531,973 10,294,761
Net assets, at value .............. $690,011,698 $1,033,352,287 $884,356,725 $680,855,506
Net assets consist of:
Paid-in capital .......................... $761,952,066 $1,152,067,075 $1,016,383,802 $832,716,648
Total distributable earnings (losses) .......... (71,940,368) (118,714,788) (132,027,077) (151,861,142)
Net assets, at value .............. $690,011,698 $1,033,352,287 $884,356,725 $680,855,506

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $175,232,252 $262,951,715 $208,368,760 $152,033,989
Shares outstanding ..................... 15,552,239 22,743,677 19,680,931 17,059,967
Net asset value per share
a ,b
............... $11.27 $11.56 $10.59 $8.91
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.71 $12.01 $11.00 $9.26
Class A1:
Net assets, at value .................... $315,915,538 $531,072,462 $485,851,246 $426,497,843
Shares outstanding ..................... 28,042,795 45,962,497 45,930,547 47,874,057
Net asset value per share
a ,b
............... $11.27 $11.55 $10.58 $8.91
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.71 $12.00 $10.99 $9.26
Class C:
Net assets, at value .................... $32,095,332 $43,438,021 $22,364,436 $25,431,291
Shares outstanding ..................... 2,816,601 3,707,533 2,080,822 2,817,017
Net asset value and maximum offering price per
share
a ,b
.............................. $11.40 $11.72 $10.75 $9.03
Class R6:
Net assets, at value .................... $18,672,724 $20,464,686 $26,601,144 $8,729,320
Shares outstanding ..................... 1,654,761 1,768,843 2,512,740 978,603
Net asset value and maximum offering price per
share
b
............................... $11.28 $11.57 $10.59 $8.92
Advisor Class:
Net assets, at value .................... $148,095,852 $175,425,403 $141,171,139 $68,163,063
Shares outstanding ..................... 13,130,629 15,165,405 13,326,554 7,640,408
Net asset value and maximum offering price per
share
b
............................... $11.28 $11.57 $10.59 $8.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $14,148,731 $9,683,316 $2,596,106 $13,053,367
Expenses:
Management fees (Note 3 a ) ................ 1,727,914 1,244,878 420,229 1,641,760
Distribution fees: (Note 3c )
Class A ............................. 280,593 151,347 38,158 158,584
Class A1 ............................ 171,070 124,364 43,425 227,066
Class C ............................. 74,438 50,065 11,977 62,751
Transfer agent fees: (Note 3e )
Class A ............................. 61,363 39,855 9,504 37,944
Class A1 ............................ 93,521 81,862 27,046 135,847
Class C ............................. 6,260 5,068 1,148 5,779
Class R6 ............................ 3,182 2,216 732 1,829
Advisor Class ......................... 28,980 33,623 5,221 20,656
Custodian fees (Note 4 ) ................... 2,290 1,566 428 2,107
Reports to shareholders fees ............... 10,574 9,546 5,303 13,139
Registration and filing fees ................. 38,912 20,951 15,092 39,458
Professional fees ........................ 31,424 29,882 28,862 35,765
Trustees' fees and expenses ............... 4,494 3,211 974 4,335
Other ................................. 41,078 37,342 17,282 46,997
Total expenses ...................... 2,576,093 1,835,776 625,381 2,434,017
Expense reductions (Note 4 ) ............ (5,330) (3,437) (1,440) (5,216)
Expenses waived/paid by affiliates (Note 3 f ) . — — (61,076) —
Net expenses ...................... 2,570,763 1,832,339 562,865 2,428,801
Net investment income ............. 11,577,968 7,850,977 2,033,241 10,624,566
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,476,168) (2,677,609) (613,696) (1,748,514)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 6,700,961 6,913,652 1,295,528 3,354,250
Net realized and unrealized gain (loss) ......... 5,224,793 4,236,043 681,832 1,605,736
Net increase (decrease) in net assets resulting from
operations ............................... $16,802,761 $12,087,020 $2,715,073 $12,230,302

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $13,372,781 $20,538,212 $17,162,913 $13,348,471
Expenses:
Management fees (Note 3 a ) ................ 1,673,338 2,469,518 2,104,683 1,666,846
Distribution fees: (Note 3c )
Class A ............................. 218,410 326,200 254,606 191,619
Class A1 ............................ 161,963 273,370 249,912 218,762
Class C ............................. 114,174 160,302 81,689 90,813
Transfer agent fees: (Note 3e )
Class A ............................. 65,682 83,992 58,351 47,371
Class A1 ............................ 121,845 175,968 143,120 135,201
Class C ............................. 13,239 15,873 7,191 8,634
Class R6 ............................ 2,486 3,447 3,100 1,326
Advisor Class ......................... 55,078 57,761 39,395 20,753
Custodian fees (Note 4 ) ................... 2,332 3,408 2,766 2,191
Reports to shareholders fees ............... 15,201 20,832 13,933 15,669
Registration and filing fees ................. 33,329 35,681 11,896 14,794
Professional fees ........................ 31,844 32,102 52,049 47,178
Trustees' fees and expenses ............... 4,587 6,822 5,558 4,438
Other ................................. 49,262 62,933 48,555 46,679
Total expenses ...................... 2,562,770 3,728,209 3,076,804 2,512,274
Expense reductions (Note 4 ) ............ (3,230) (4,725) (4,316) (7,416)
Expenses waived/paid by affiliates (Note 3 f ) . — (346) — —
Net expenses ...................... 2,559,540 3,723,138 3,072,488 2,504,858
Net investment income ............. 10,813,241 16,815,074 14,090,425 10,843,613
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (2,413,438) (6,547,338) (5,182,010) (2,771,297)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 3,896,242 11,977,458 9,372,674 7,516,730
Net realized and unrealized gain (loss) ......... 1,482,804 5,430,120 4,190,664 4,745,433
Net increase (decrease) in net assets resulting from
operations ............................... $12,296,045 $22,245,194 $18,281,089 $15,589,046

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $11,577,968 $24,165,200 $7,850,977 $15,646,416
Net realized gain (loss) ............ (1,476,168) (6,889,976) (2,677,609) (6,140,128)
Net change in unrealized appreciation
(depreciation) ................. 6,700,961 21,403,470 6,913,652 19,394,642
Net increase (decrease) in net
assets resulting from operations . 16,802,761 38,678,694 12,087,020 28,900,930
Distributions to shareholders:
Class A ........................ (3,448,907) (6,550,484) (1,813,440) (3,393,744)
Class A1 ....................... (5,523,913) (12,048,453) (3,912,390) (8,153,723)
Class C ........................ (300,260) (733,504) (196,666) (478,012)
Class R6 ....................... (417,130) (793,202) (267,370) (517,295)
Advisor Class ................... (1,758,799) (3,567,537) (1,658,603) (3,046,092)
Total distributions to shareholders ..... (11,449,009) (23,693,180) (7,848,469) (15,588,866)
Capital share transactions: (Note 2 )
Class A ........................ 5,717,807 3,753,777 (1,452,662) 1,080,199
Class A1 ....................... (17,828,390) (55,055,526) (14,808,158) (38,580,597)
Class C ........................ (4,271,434) (8,307,002) (2,343,744) (7,389,500)
Class R6 ....................... 319,836 4,570,027 (774,808) 406,917
Advisor Class ................... 3,982,547 (12,771,219) 6,922,199 (3,194,076)
Total capital share transactions ....... (12,079,634) (67,809,943) (12,457,173) (47,677,057)
Net increase (decrease) in net
assets ..................... (6,725,882) (52,824,429) (8,218,622) (34,364,993)
Net assets:
Beginning of period ................ 723,502,134 776,326,563 506,375,165 540,740,158
End of period ..................... $716,776,252 $723,502,134 $498,156,543 $506,375,165

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,033,241 $4,087,497 $10,624,566 $22,300,953
Net realized gain (loss) ............ (613,696) (1,206,992) (1,748,514) (6,991,882)
Net change in unrealized appreciation
(depreciation) ................. 1,295,528 5,264,645 3,354,250 21,367,556
Net increase (decrease) in net
assets resulting from operations . 2,715,073 8,145,150 12,230,302 36,676,627
Distributions to shareholders:
Class A ........................ (407,488) (743,786) (1,894,919) (3,662,716)
Class A1 ....................... (1,225,456) (2,614,637) (7,131,449) (15,058,109)
Class C ........................ (41,395) (104,242) (244,675) (638,497)
Class R6 ....................... (102,790) (138,632) (216,701) (430,429)
Advisor Class ................... (245,412) (464,880) (1,115,738) (2,328,111)
Total distributions to shareholders ..... (2,022,541) (4,066,177) (10,603,482) (22,117,862)
Capital share transactions: (Note 2 )
Class A ........................ 420,585 1,545,242 565,451 2,814,416
Class A1 ....................... (4,611,996) (7,161,438) (16,626,035) (46,058,931)
Class C ........................ (664,054) (881,791) (3,681,583) (9,908,225)
Class R6 ....................... 149,204 3,739,623 (3,252,793) 4,973,795
Advisor Class ................... 1,724,788 943,142 1,075,774 (13,704,882)
Total capital share transactions ....... (2,981,473) (1,815,222) (21,919,186) (61,883,827)
Net increase (decrease) in net
assets ..................... (2,288,941) 2,263,751 (20,292,366) (47,325,062)
Net assets:
Beginning of period ................ 145,871,849 143,608,098 691,191,055 738,516,117
End of period ..................... $143,582,908 $145,871,849 $670,898,689 $691,191,055

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $10,813,241 $22,741,511 $16,815,074 $35,146,386
Net realized gain (loss) ............ (2,413,438) (11,220,579) (6,547,338) (24,657,598)
Net change in unrealized appreciation
(depreciation) ................. 3,896,242 23,329,645 11,977,458 43,132,230
Net increase (decrease) in net
assets resulting from operations . 12,296,045 34,850,577 22,245,194 53,621,018
Distributions to shareholders:
Class A ........................ (2,576,108) (4,856,966) (4,005,338) (7,837,852)
Class A1 ....................... (5,018,766) (10,390,207) (8,804,335) (18,621,774)
Class C ........................ (440,630) (1,056,834) (646,318) (1,680,167)
Class R6 ....................... (291,839) (532,244) (346,265) (618,035)
Advisor Class ................... (2,340,287) (5,374,895) (2,976,402) (6,333,409)
Total distributions to shareholders ..... (10,667,630) (22,211,146) (16,778,658) (35,091,237)
Capital share transactions: (Note 2 )
Class A ........................ 721,252 (1,977,465) (283,819) (12,157,976)
Class A1 ....................... (13,757,350) (53,697,276) (30,796,347) (79,588,950)
Class C ........................ (6,355,945) (14,890,577) (11,132,500) (24,964,191)
Class R6 ....................... 610,336 5,767,347 (428,348) 5,700,459
Advisor Class ................... (965,499) (50,992,042) (7,905,739) (29,905,286)
Total capital share transactions ....... (19,747,206) (115,790,013) (50,546,753) (140,915,944)
Net increase (decrease) in net
assets ..................... (18,118,791) (103,150,582) (45,080,217) (122,386,163)
Net assets:
Beginning of period ................ 708,130,489 811,281,071 1,078,432,504 1,200,818,667
End of period ..................... $690,011,698 $708,130,489 $1,033,352,287 $1,078,432,504

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $14,090,425 $29,179,642 $10,843,613 $22,569,239
Net realized gain (loss) ............ (5,182,010) (9,930,677) (2,771,297) (11,230,059)
Net change in unrealized appreciation
(depreciation) ................. 9,372,674 24,189,445 7,516,730 27,289,735
Net increase (decrease) in net
assets resulting from operations . 18,281,089 43,438,410 15,589,046 38,628,915
Distributions to shareholders:
Class A ........................ (3,085,384) (5,972,738) (2,331,877) (4,458,011)
Class A1 ....................... (7,951,074) (16,653,564) (6,984,364) (14,583,037)
Class C ........................ (323,924) (872,150) (362,716) (876,598)
Class R6 ....................... (419,453) (741,421) (153,929) (302,272)
Advisor Class ................... (2,254,762) (4,257,087) (1,104,258) (2,243,308)
Total distributions to shareholders ..... (14,034,597) (28,496,960) (10,937,144) (22,463,226)
Capital share transactions: (Note 2 )
Class A ........................ 4,932,552 (9,234,304) (2,602,323) (142,487)
Class A1 ....................... (29,572,562) (58,185,314) (22,945,676) (58,051,837)
Class C ........................ (5,496,778) (15,700,966) (4,736,785) (12,420,391)
Class R6 ....................... 2,854,229 1,874,864 (841,370) 770,309
Advisor Class ................... 5,883,457 (1,861,246) 514,667 (5,809,772)
Total capital share transactions ....... (21,399,102) (83,106,966) (30,611,487) (75,654,178)
Net increase (decrease) in net
assets ..................... (17,152,610) (68,165,516) (25,959,585) (59,488,489)
Net assets:
Beginning of period ................ 901,509,335 969,674,851 706,815,091 766,303,580
End of period ..................... $884,356,725 $901,509,335 $680,855,506 $706,815,091

Franklin Tax-Free Trust
101
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds, eight of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. These types of securities may be
considered unfunded and the Fund may be obligated to
perform on such agreements at a future date. Unfunded
commitments are marked to market daily and any unrealized
appreciation or depreciation is included in the Statement of
Assets and Liabilities and the Statement of Operations. At
August 31, 2024, unfunded commitments were as follows:

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
Borrower
Unfunded
Commitment
Franklin Oregon Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 791,038
B-2, 7.125%, 7/01/59 3,841,715
$4,632,753
Franklin Pennsylvania Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 581,479
B-2, 7.125%, 7/01/59 2,823,988
$3,405,467
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
103
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f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 2,965,145 $29,129,176 837,096 $8,814,913
Shares issued in reinvestment of distributions .......... 324,905 3,176,467 170,839 1,794,223
Shares redeemed ............................... (2,706,151) (26,587,836) (1,148,695) (12,061,798)
Net increase (decrease) .......................... 583,899 $5,717,807 (140,760) $(1,452,662)
Year ended February 29, 2024
Shares sold
a
................................... 5,281,480 $50,983,044 2,953,102 $30,428,114
Shares issued in reinvestment of distributions .......... 613,405 5,902,047 320,041 3,297,933
Shares redeemed ............................... (5,531,301) (53,131,314) (3,172,844) (32,645,848)
Net increase (decrease) .......................... 363,584 $3,753,777 100,299 $1,080,199
Class A1
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 580,055 $5,709,504 256,186 $2,687,310
Shares issued in reinvestment of distributions .......... 498,469 4,862,626 350,947 3,682,639
Shares redeemed ............................... (2,901,677) (28,400,520) (2,015,937) (21,178,107)
Net increase (decrease) .......................... (1,823,153) $(17,828,390) (1,408,804) $(14,808,158)
Year ended February 29, 2024
Shares sold ................................... 529,354 $5,127,836 720,015 $7,502,773
Shares issued in reinvestment of distributions .......... 1,089,353 10,461,542 737,867 7,598,032
Shares redeemed ............................... (7,353,079) (70,644,904) (5,220,517) (53,681,402)
Net increase (decrease) .......................... (5,734,372) $(55,055,526) (3,762,635) $(38,580,597)
Class C
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
104
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Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 83,498 $829,511 84,796 $910,363
Shares issued in reinvestment of distributions .......... 29,853 296,285 18,161 192,847
Shares redeemed
a
.............................. (541,892) (5,397,230) (322,651) (3,446,954)
Net increase (decrease) .......................... (428,541) $(4,271,434) (219,694) $(2,343,744)
Year ended February 29, 2024
Shares sold ................................... 194,063 $1,893,878 95,606 $1,000,502
Shares issued in reinvestment of distributions .......... 72,977 713,130 44,511 464,140
Shares redeemed
a
.............................. (1,121,931) (10,914,010) (852,049) (8,854,142)
Net increase (decrease) .......................... (854,891) $(8,307,002) (711,932) $(7,389,500)
Class R6
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 428,891 $4,208,640 233,724 $2,445,169
Shares issued in reinvestment of distributions .......... 42,826 419,381 25,701 269,898
Shares redeemed ............................... (439,085) (4,308,185) (330,619) (3,489,875)
Net increase (decrease) .......................... 32,632 $319,836 (71,194) $(774,808)
Year ended February 29, 2024
Shares sold ................................... 1,247,971 $11,981,424 805,362 $8,345,124
Shares issued in reinvestment of distributions .......... 81,748 787,913 50,009 515,138
Shares redeemed ............................... (857,933) (8,199,310) (820,482) (8,453,345)
Net increase (decrease) .......................... 471,786 $4,570,027 34,889 $406,917
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 1,716,929 $16,824,823 1,432,206 $15,018,583
Shares issued in reinvestment of distributions .......... 165,207 1,617,011 153,285 1,608,813
Shares redeemed ............................... (1,473,596) (14,459,287) (923,836) (9,705,197)
Net increase (decrease) .......................... 408,540 $3,982,547 661,655 $6,922,199
Year ended February 29, 2024
Shares sold ................................... 2,541,454 $24,553,591 3,373,179 $34,658,025
Shares issued in reinvestment of distributions .......... 333,195 3,209,120 286,638 2,951,136
Shares redeemed ............................... (4,224,644) (40,533,930) (3,978,682) (40,803,237)
Net increase (decrease) .......................... (1,349,995) $(12,771,219) (318,865) $(3,194,076)
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
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Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 344,048 $3,127,793 1,128,669 $11,840,096
Shares issued in reinvestment of distributions .......... 40,830 369,844 169,049 1,766,944
Shares redeemed ............................... (338,466) (3,077,052) (1,243,442) (13,041,589)
Net increase (decrease) .......................... 46,412 $420,585 54,276 $565,451
Year ended February 29, 2024
Shares sold
a
................................... 875,610 $7,893,122 2,260,898 $23,472,430
Shares issued in reinvestment of distributions .......... 75,501 671,741 325,349 3,360,802
Shares redeemed ............................... (793,733) (7,019,621) (2,335,997) (24,018,816)
Net increase (decrease) .......................... 157,378 $1,545,242 250,250 $2,814,416
Class A1
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 32,933 $297,815 195,201 $2,047,634
Shares issued in reinvestment of distributions .......... 112,738 1,020,022 614,991 6,418,706
Shares redeemed ............................... (654,099) (5,929,833) (2,399,814) (25,092,375)
Net increase (decrease) .......................... (508,428) $(4,611,996) (1,589,622) $(16,626,035)
Year ended February 29, 2024
Shares sold ................................... 281,567 $2,516,852 924,563 $9,499,614
Shares issued in reinvestment of distributions .......... 240,848 2,139,471 1,288,576 13,291,097
Shares redeemed ............................... (1,329,176) (11,817,761) (6,691,341) (68,849,642)
Net increase (decrease) .......................... (806,761) $(7,161,438) (4,478,202) $(46,058,931)
Class C
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 6,758 $62,352 47,149 $502,145
Shares issued in reinvestment of distributions .......... 4,241 38,674 22,355 237,154
Shares redeemed
a
.............................. (83,538) (765,080) (415,589) (4,420,882)
Net increase (decrease) .......................... (72,539) $(664,054) (346,085) $(3,681,583)
Year ended February 29, 2024
Shares sold ................................... 72,328 $645,497 120,319 $1,262,178
Shares issued in reinvestment of distributions .......... 10,693 95,735 58,399 612,311
Shares redeemed
a
.............................. (181,300) (1,623,023) (1,127,001) (11,782,714)
Net increase (decrease) .......................... (98,279) $(881,791) (948,283) $(9,908,225)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
106
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Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 52,390 $478,362 100,997 $1,061,396
Shares issued in reinvestment of distributions .......... 1,256 11,361 19,669 206,025
Shares redeemed ............................... (37,508) (340,519) (432,593) (4,520,214)
Net increase (decrease) .......................... 16,138 $149,204 (311,927) $(3,252,793)
Year ended February 29, 2024
Shares sold ................................... 539,858 $4,712,198 655,415 $6,805,533
Shares issued in reinvestment of distributions .......... 3,099 27,474 39,168 405,391
Shares redeemed ............................... (113,819) (1,000,049) (216,928) (2,237,129)
Net increase (decrease) .......................... 429,138 $3,739,623 477,655 $4,973,795
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 345,779 $3,135,661 746,103 $7,833,846
Shares issued in reinvestment of distributions .......... 22,540 203,874 99,347 1,040,600
Shares redeemed ............................... (178,111) (1,614,747) (742,819) (7,798,672)
Net increase (decrease) .......................... 190,208 $1,724,788 102,631 $1,075,774
Year ended February 29, 2024
Shares sold ................................... 608,134 $5,389,846 1,699,482 $17,501,194
Shares issued in reinvestment of distributions .......... 41,892 371,796 209,966 2,173,343
Shares redeemed ............................... (541,579) (4,818,500) (3,241,463) (33,379,419)
Net increase (decrease) .......................... 108,447 $943,142 (1,332,015) $(13,704,882)
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 1,124,280 $12,572,043 1,459,142 $16,755,659
Shares issued in reinvestment of distributions .......... 227,654 2,531,939 334,851 3,829,948
Shares redeemed ............................... (1,286,582) (14,382,730) (1,821,321) (20,869,426)
Net increase (decrease) .......................... 65,352 $721,252 (27,328) $(283,819)
Year ended February 29, 2024
Shares sold
a
................................... 3,276,444 $36,276,873 4,319,048 $48,705,350
Shares issued in reinvestment of distributions .......... 426,668 4,698,533 654,803 7,389,755
Shares redeemed ............................... (3,908,501) (42,952,871) (6,059,855) (68,253,081)
Net increase (decrease) .......................... (205,389) $(1,977,465) (1,086,004) $(12,157,976)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 345,492 $3,856,498 194,556 $2,230,385
Shares issued in reinvestment of distributions .......... 425,407 4,730,894 717,471 8,200,889
Shares redeemed ............................... (2,003,600) (22,344,742) (3,598,897) (41,227,621)
Net increase (decrease) .......................... (1,232,701) $(13,757,350) (2,686,870) $(30,796,347)
Year ended February 29, 2024
Shares sold ................................... 964,665 $10,570,880 964,665 $10,960,315
Shares issued in reinvestment of distributions .......... 880,449 9,693,292 1,513,026 17,064,901
Shares redeemed ............................... (6,739,088) (73,961,448) (9,550,600) (107,614,166)
Net increase (decrease) .......................... (4,893,974) $(53,697,276) (7,072,909) $(79,588,950)
Class C
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 113,373 $1,284,663 49,391 $571,466
Shares issued in reinvestment of distributions .......... 39,081 439,468 54,315 629,530
Shares redeemed
a
.............................. (715,986) (8,080,076) (1,060,945) (12,333,496)
Net increase (decrease) .......................... (563,532) $(6,355,945) (957,239) $(11,132,500)
Year ended February 29, 2024
Shares sold ................................... 224,826 $2,510,228 227,057 $2,599,454
Shares issued in reinvestment of distributions .......... 93,646 1,043,188 142,038 1,624,240
Shares redeemed
a
.............................. (1,656,778) (18,443,993) (2,564,161) (29,187,885)
Net increase (decrease) .......................... (1,338,306) $(14,890,577) (2,195,066) $(24,964,191)
Class R6
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 196,610 $2,194,726 272,868 $3,133,547
Shares issued in reinvestment of distributions .......... 25,039 278,939 30,038 343,808
Shares redeemed ............................... (166,894) (1,863,329) (340,046) (3,905,703)
Net increase (decrease) .......................... 54,755 $610,336 (37,140) $(428,348)
Year ended February 29, 2024
Shares sold ................................... 1,004,139 $11,128,598 1,019,229 $11,501,977
Shares issued in reinvestment of distributions .......... 45,588 502,678 53,566 604,415
Shares redeemed ............................... (534,051) (5,863,929) (570,845) (6,405,933)
Net increase (decrease) .......................... 515,676 $5,767,347 501,950 $5,700,459
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 1,623,955 $18,136,869 1,041,489 $11,943,692
Shares issued in reinvestment of distributions .......... 208,512 2,321,399 248,027 2,838,825
Shares redeemed ............................... (1,920,405) (21,423,767) (1,977,625) (22,688,256)
Net increase (decrease) .......................... (87,938) $(965,499) (688,109) $(7,905,739)
Year ended February 29, 2024
Shares sold ................................... 4,779,229 $52,231,039 5,135,424 $57,193,024
Shares issued in reinvestment of distributions .......... 480,568 5,292,705 532,332 6,010,698
Shares redeemed ............................... (9,894,091) (108,515,786) (8,358,608) (93,109,008)
Net increase (decrease) .......................... (4,634,294) $(50,992,042) (2,690,852) $(29,905,286)
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2024
Shares sold
a
................................... 2,443,123 $25,631,812 1,085,306 $9,575,426
Shares issued in reinvestment of distributions .......... 283,134 2,964,456 243,663 2,145,421
Shares redeemed ............................... (2,257,368) (23,663,716) (1,623,606) (14,323,170)
Net increase (decrease) .......................... 468,889 $4,932,552 (294,637) $(2,602,323)
Year ended February 29, 2024
Shares sold
a
................................... 3,904,466 $40,445,149 2,652,134 $23,154,675
Shares issued in reinvestment of distributions .......... 549,907 5,681,489 473,925 4,105,890
Shares redeemed ............................... (5,390,541) (55,360,942) (3,166,809) (27,403,052)
Net increase (decrease) .......................... (936,168) $(9,234,304) (40,750) $(142,487)
Class A1
Class A1 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 580,529 $6,091,762 425,577 $3,761,421
Shares issued in reinvestment of distributions .......... 718,758 7,518,169 701,282 6,174,568
Shares redeemed ............................... (4,125,438) (43,182,493) (3,725,443) (32,881,665)
Net increase (decrease) .......................... (2,826,151) $(29,572,562) (2,598,584) $(22,945,676)
Year ended February 29, 2024
Shares sold ................................... 1,449,154 $15,058,172 984,390 $8,575,185
Shares issued in reinvestment of distributions .......... 1,500,576 15,492,522 1,470,242 12,734,877
Shares redeemed ............................... (8,619,988) (88,736,008) (9,164,947) (79,361,899)
Net increase (decrease) .......................... (5,670,258) $(58,185,314) (6,710,315) $(58,051,837)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2024
Shares sold ................................... 40,674 $433,817 83,181 $743,405
Shares issued in reinvestment of distributions .......... 30,152 320,314 39,465 351,980
Shares redeemed
a
.............................. (586,848) (6,250,909) (651,544) (5,832,170)
Net increase (decrease) .......................... (516,022) $(5,496,778) (528,898) $(4,736,785)
Year ended February 29, 2024
Shares sold ................................... 106,790 $1,118,056 200,993 $1,776,819
Shares issued in reinvestment of distributions .......... 81,471 854,512 96,227 844,696
Shares redeemed
a
.............................. (1,688,088) (17,673,534) (1,717,250) (15,041,906)
Net increase (decrease) .......................... (1,499,827) $(15,700,966) (1,420,030) $(12,420,391)
Class R6
Class R6 Shares:
Six Months ended August 31, 2024
Shares sold ................................... 470,643 $4,923,885 69,207 $614,358
Shares issued in reinvestment of distributions .......... 40,422 423,174 17,645 155,510
Shares redeemed ............................... (238,011) (2,492,830) (182,455) (1,611,238)
Net increase (decrease) .......................... 273,054 $2,854,229 (95,603) $(841,370)
Year ended February 29, 2024
Shares sold ................................... 909,094 $9,418,615 308,554 $2,691,066
Shares issued in reinvestment of distributions .......... 71,633 739,765 34,865 302,263
Shares redeemed ............................... (804,168) (8,283,516) (257,963) (2,223,020)
Net increase (decrease) .......................... 176,559 $1,874,864 85,456 $770,309
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2024
Shares sold ................................... 2,086,830 $21,922,008 887,176 $7,853,637
Shares issued in reinvestment of distributions .......... 211,024 2,210,727 110,449 973,704
Shares redeemed ............................... (1,741,608) (18,249,278) (940,789) (8,312,674)
Net increase (decrease) .......................... 556,246 $5,883,457 56,836 $514,667
Year ended February 29, 2024
Shares sold ................................... 3,703,505 $38,311,348 1,849,532 $16,059,816
Shares issued in reinvestment of distributions .......... 394,548 4,078,459 229,431 1,989,649
Shares redeemed ............................... (4,293,431) (44,251,053) (2,751,358) (23,859,237)
Net increase (decrease) .......................... (195,378) $(1,861,246) (672,395) $(5,809,772)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.480% 0.494% 0.580%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.481% 0.479% 0.467%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.472% 0.480%

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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,007 $2,237 $422 $3,007
CDSC retained ........................... $10,720 $5,863 $86 $1,741
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,064 $6,645 $4,575 $3,233
CDSC retained ........................... $(447) $1,592 $5,922 $2,534
3. Transactions with Affiliates
(continued)

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paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65% based on the average net assets of each class until June 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until June 30, 2025.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2024, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $64,276 $49,691 $17,877 $82,497
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $75,762 $105,948 $80,311 $84,444
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $14,835,000 $7,100,000 $1,700,000 $3,200,000
Sales .................................. $9,435,000 $9,800,000 $3,300,000 $7,825,000
Net Realized Gains (Losses) ................. — — — —
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2024, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $35,490,000 $22,510,000 $24,575,000 $28,770,000
Sales .................................. $25,250,000 $20,510,000 $24,330,000 $22,770,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 24,529,200 $ 22,368,499 $ 8,540,242 $ 21,015,231
Long term ............................. 60,140,660 40,485,431 29,063,306 59,894,254
Total capital loss carryforwards ............ $84,669,860 $62,853,930 $37,603,548 $80,909,485
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,366,357 $ 39,649,361 $ 37,305,281 $ 25,414,952
Long term ............................. 32,457,722 68,960,225 83,696,827 95,886,370
Total capital loss carryforwards ............ $46,824,079 $108,609,586 $121,002,108 $121,301,322
3. Transactions with Affiliates
(continued)
g. Interfund Transactions
(continued)

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At August 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2024, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $707,005,038 $502,174,584 $149,644,265 $688,453,565
Unrealized appreciation ..................... $9,837,102 $8,223,366 $1,214,895 $8,518,409
Unrealized depreciation ..................... (23,980,009) (17,937,456) (8,124,354) (32,571,119)
Net unrealized appreciation (depreciation) ....... $(14,142,907) $(9,714,090) $(6,909,459) $(24,052,710)
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $708,803,092 $1,028,044,979 $886,372,505 $711,702,189
Unrealized appreciation ..................... $9,620,614 $17,711,337 $17,066,708 $8,394,840
Unrealized depreciation ..................... (32,466,430) (21,125,129) (23,529,114) (37,438,111)
Net unrealized appreciation (depreciation) ....... $(22,845,816) $(3,413,792) $(6,462,406) $(29,043,271)
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $41,020,797 $27,567,008 $7,622,090 $31,610,675
Sales .................................. $66,476,866 $42,275,747 $7,560,606 $51,985,419
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $10,455,086 $38,107,878 $52,670,709 $48,580,376
Sales .................................. $40,928,010 $69,773,850 $69,971,116 $71,635,930
5. Income Taxes
(continued)

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7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At August
31, 2024, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2024, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value
Percentage of
Net Assets
Franklin Arizona Tax-Free Income Fund ........................................... $ 2,496,854 0.3%
Franklin Oregon Tax-Free Income Fund ........................................... 2,974,400 0.3%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 5,586,438 0.8%

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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 691,162,131 $ — $ 691,162,131
Short Term Investments ................... — 1,700,000 — 1,700,000
Total Investments in Securities ........... $— $692,862,131 $— $692,862,131
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,439,157 1,439,157
Municipal Bonds ......................... — 483,516,337 — 483,516,337
Short Term Investments ................... — 7,505,000 — 7,505,000
Total Investments in Securities ........... $— $491,021,337 $1,439,157 $492,460,494
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 141,234,806 — 141,234,806
Short Term Investments ................... — 1,500,000 — 1,500,000
Total Investments in Securities ........... $— $142,734,806 $— $142,734,806
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,850,345 1,850,345
Municipal Bonds ......................... — 657,950,510 — 657,950,510
Short Term Investments ................... — 4,600,000 — 4,600,000
Total Investments in Securities ........... $— $662,550,510 $1,850,345 $664,400,855
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 673,257,276 — 673,257,276
Short Term Investments ................... — 12,700,000 — 12,700,000
Total Investments in Securities ........... $— $685,957,276 $— $685,957,276
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 3,289,502 3,289,502
Municipal Bonds ......................... — 1,007,491,685 — 1,007,491,685
Short Term Investments ................... — 13,850,000 — 13,850,000
Total Investments in Securities ........... $— $1,021,341,685 $3,289,502 $1,024,631,187
10. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 2,569,924 $ 2,569,924
Municipal Bonds ......................... — 874,804,069 — 874,804,069
Escrows and Litigation Trusts ............... — — 286,106 286,106
Short Term Investments ................... — 2,250,000 — 2,250,000
Total Investments in Securities ........... $— $877,054,069 $2,856,030 $879,910,099
Other Financial Instruments:
Unfunded Commitments .................. $— $— $188,866 $188,866
Total Other Financial Instruments ......... $— $— $188,866 $188,866
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,055,939 2,055,939
Municipal Bonds ......................... — 670,092,667 — 670,092,667
Escrows and Litigation Trusts ............... — — 210,312 210,312
Short Term Investments ................... — 10,300,000 — 10,300,000
Total Investments in Securities ........... $— $680,392,667 $2,266,251 $682,658,918
Other Financial Instruments:
Unfunded Commitments .................. $— $— $138,832 $138,832
Total Other Financial Instruments ......... $— $— $138,832 $138,832
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
10. Fair Value Measurements
(continued)

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FRANKLIN TAX-FREE TRUST
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Tax-Free Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement), for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the on-going integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for certain Funds in comparison to the performance returns of a customized peer group for each applicable Fund (Performance Customized Peer Group) selected by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Arizona Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Arizona tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe and Performance Customized Peer
Group, except that it was in the second quintile of its Performance Customized Peer Group for the one-year period. The Board

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further noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Customized Peer Group, but for the three-, five- and 10-year periods was below the median of its
Performance Customized Peer Group. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Colorado Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Colorado tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized income return for the 10-year period was above the median of its Performance Customized Peer Group, but for the one-, three- and five-year periods was below the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one-, five- and 10-year periods was above the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Customized Peer Group, but for the three-, five- and 10-year periods was below the median of its Performance Customized Peer Group. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Connecticut Tax-Free Income Fund - T he Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Connecticut tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the medians of its Performance Universe and Performance Customized Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was above the medians of its Performance Universe and
Performance Customized Peer Group, but for the three-, five- and 10-year periods was below the medians of its Performance
Universe and Performance Customized Peer Group. The Board further noted the small size of the Fund’s Performance
Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods.
The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Michigan Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Michigan tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the medians of its Performance Universe and Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one-, five- and 10-year periods was above the median of its Performance
Universe, but for the three-year period was below the median of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one- and five-year periods was above the median of its Performance Customized Peer
Group, but for the three- and 10-year periods was below the median of its Performance Customized Peer Group. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.

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Franklin Minnesota Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Minnesota municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and five-year periods was above the median of its Performance Universe, but for the three- and 10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Ohio Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional
Ohio municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin Oregon Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer Group for the Fund consisted only of
Oregon tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the medians of its Performance Universe and Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one- and 10-year periods was above the median of its Performance Customized Peer
Group, but for the three- and five-year periods was below the median of its Performance Customized Peer Group. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Pennsylvania Tax-Free Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Pennsylvania municipal debt funds. The Board noted that the Fund’s annualized income return for the five- and
10-year periods was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s underperformance with management and management explained that, relative to its Performance Universe, the Fund was underweight credit risk relative to the
Performance Universe until 2021 and sold pre-refunded bonds which have a higher distribution yield and adversely impacted the Fund’s one-, three- and five-year annualized income return. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. Management explained the steps that it was taking to address the sources of the underperformance, which included adjustments to the Fund’s credit risk exposure and duration relative to peers. The Board concluded that the Fund’s
Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for each Fund and for Class
A shares for other funds in the applicable Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Franklin Arizona Tax-Free Income Fund and Franklin Oregon Tax-Free Income Fund - The Expense Group for the Franklin
Arizona Tax-Free Income Fund included the Fund and 10 other “other states” municipal debt funds. The Expense Group for the Franklin Oregon Tax-Free Income Fund included the Fund and eight other “other states” municipal debt funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective
Expense Groups. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rates charged to the Funds are reasonable.
Franklin Colorado Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income
Fund, Franklin Ohio Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund - The Expense Group for each of the Franklin Colorado Tax-Free Income Fund and the Franklin Michigan Tax-Free Income Fund included the Fund and nine other “other states” municipal debt funds. The Expense Group for the Franklin Minnesota Tax-Free Income Fund included the Fund and seven other Minnesota municipal debt funds. The Expense Group for the Franklin Ohio Tax-Free Income Fund
included the Fund and five other Ohio municipal debt funds. The Expense Group for the Franklin Pennsylvania Tax-Free
Income Fund included the Fund and nine other Pennsylvania municipal debt funds. The Board noted that the Management
Rates for the Funds were equal to the medians of their respective Expense Groups, and the actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted the small size of the Franklin Ohio
Tax-Free Income Fund’s Management Rate Expense Group and that therefore no quintile information was provided for the
Fund. The Board concluded that the Management Rates charged to the Funds are reasonable.
Franklin Connecticut Tax-Free Income Fund - The Expense Group for the Fund included the Fund and nine other “other states” municipal debt funds. The Board noted that the Management Rate for the Fund was approximately three basis points above the median of its Expense Group, but the actual total expense ratio for the Fund was below the median of its Expense
Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The
Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies

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used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that each Fund, except the
Franklin Connecticut Tax-Free Income Fund, had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board recognized that the Franklin Connecticut Tax-
Free Income Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale.
The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

TF3-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) N/A

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024